UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7803

Name of Registrant: VANGUARD SCOTTSDALE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31st

Date of reporting period: November 30, 2011

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (80.3%)
United States Treasury Note/Bond	1.375%	11/15/12	2,381	2,409
United States Treasury Note/Bond	0.500%	11/30/12	2,296	2,304
United States Treasury Note/Bond	1.125%	12/15/12	3,622	3,658
United States Treasury Note/Bond	0.625%	12/31/12	2,028	2,038
United States Treasury Note/Bond	3.625%	12/31/12	2,900	3,008
United States Treasury Note/Bond	1.375%	1/15/13	3,085	3,126
United States Treasury Note/Bond	0.625%	1/31/13	2,560	2,573
United States Treasury Note/Bond	2.875%	1/31/13	1,440	1,485
United States Treasury Note/Bond	1.375%	2/15/13	2,584	2,621
United States Treasury Note/Bond	3.875%	2/15/13	1,644	1,717
United States Treasury Note/Bond	0.625%	2/28/13	2,730	2,745
United States Treasury Note/Bond	2.750%	2/28/13	1,325	1,367
United States Treasury Note/Bond	1.375%	3/15/13	3,466	3,519
United States Treasury Note/Bond	0.750%	3/31/13	2,564	2,583
United States Treasury Note/Bond	2.500%	3/31/13	2,844	2,930
United States Treasury Note/Bond	1.750%	4/15/13	1,241	1,267
United States Treasury Note/Bond	0.625%	4/30/13	2,414	2,428
United States Treasury Note/Bond	3.125%	4/30/13	1,782	1,855
United States Treasury Note/Bond	1.375%	5/15/13	3,707	3,769
United States Treasury Note/Bond	3.625%	5/15/13	1,405	1,474
United States Treasury Note/Bond	0.500%	5/31/13	3,375	3,389
United States Treasury Note/Bond	3.500%	5/31/13	1,355	1,421
United States Treasury Note/Bond	1.125%	6/15/13	2,478	2,512
United States Treasury Note/Bond	0.375%	6/30/13	4,975	4,987
United States Treasury Note/Bond	3.375%	6/30/13	2,387	2,506
United States Treasury Note/Bond	1.000%	7/15/13	2,809	2,843
United States Treasury Note/Bond	0.375%	7/31/13	3,100	3,107
United States Treasury Note/Bond	3.375%	7/31/13	2,832	2,979
United States Treasury Note/Bond	0.750%	8/15/13	3,590	3,620
United States Treasury Note/Bond	4.250%	8/15/13	3,448	3,682
United States Treasury Note/Bond	0.125%	8/31/13	1,650	1,646
United States Treasury Note/Bond	3.125%	8/31/13	2,090	2,194
United States Treasury Note/Bond	0.750%	9/15/13	1,498	1,511
United States Treasury Note/Bond	0.125%	9/30/13	2,175	2,170
United States Treasury Note/Bond	3.125%	9/30/13	1,966	2,069
United States Treasury Note/Bond	0.500%	10/15/13	981	985
United States Treasury Note/Bond	0.250%	10/31/13	3,950	3,949
United States Treasury Note/Bond	2.750%	10/31/13	1,807	1,893
United States Treasury Note/Bond	0.500%	11/15/13	2,094	2,103
United States Treasury Note/Bond	4.250%	11/15/13	2,378	2,562
United States Treasury Note/Bond	2.000%	11/30/13	807	835
United States Treasury Note/Bond	0.750%	12/15/13	2,054	2,074
United States Treasury Note/Bond	1.500%	12/31/13	1,581	1,621
United States Treasury Note/Bond	1.000%	1/15/14	1,851	1,878
United States Treasury Note/Bond	1.750%	1/31/14	1,359	1,401
United States Treasury Note/Bond	1.250%	2/15/14	2,311	2,359
United States Treasury Note/Bond	4.000%	2/15/14	2,254	2,437
United States Treasury Note/Bond	1.875%	2/28/14	1,616	1,673
United States Treasury Note/Bond	1.250%	3/15/14	1,183	1,209

United States Treasury Note/Bond	1.750%	3/31/14	2,259	2,335
United States Treasury Note/Bond	1.250%	4/15/14	2,131	2,178
United States Treasury Note/Bond	1.875%	4/30/14	2,275	2,359
United States Treasury Note/Bond	1.000%	5/15/14	2,580	2,622
United States Treasury Note/Bond	4.750%	5/15/14	3,904	4,324
United States Treasury Note/Bond	2.250%	5/31/14	4,322	4,526
United States Treasury Note/Bond	0.750%	6/15/14	2,605	2,631
United States Treasury Note/Bond	0.625%	7/15/14	6,120	6,162
United States Treasury Note/Bond	2.625%	7/31/14	300	318
United States Treasury Note/Bond	0.500%	8/15/14	7,000	7,024
United States Treasury Note/Bond	0.250%	9/15/14	4,825	4,808
United States Treasury Note/Bond	2.375%	9/30/14	200	211
United States Treasury Note/Bond	0.500%	10/15/14	5,125	5,138
United States Treasury Note/Bond	0.375%	11/15/14	7,725	7,719
United States Treasury Note/Bond	4.250%	11/15/14	1,000	1,113
				169,959
Agency Bonds and Notes (19.4%)
1 Citibank NA	1.750%	12/28/12	650	660
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	46
2 Federal Farm Credit Bank	1.750%	2/21/13	200	204
2 Federal Farm Credit Bank	1.375%	6/25/13	60	61
2 Federal Farm Credit Bank	1.125%	2/27/14	100	101
2 Federal Farm Credit Bank	2.625%	4/17/14	550	576
2 Federal Farm Credit Bank	1.625%	11/19/14	50	51
2 Federal Home Loan Banks	1.750%	12/14/12	50	51
2 Federal Home Loan Banks	1.500%	1/16/13	25	25
2 Federal Home Loan Banks	1.625%	3/20/13	25	25
2 Federal Home Loan Banks	1.000%	3/27/13	900	908
2 Federal Home Loan Banks	3.875%	6/14/13	50	53
2 Federal Home Loan Banks	1.875%	6/21/13	2,100	2,152
2 Federal Home Loan Banks	0.500%	8/28/13	1,300	1,303
2 Federal Home Loan Banks	4.000%	9/6/13	315	335
2 Federal Home Loan Banks	0.375%	11/27/13	350	350
2 Federal Home Loan Banks	0.875%	12/27/13	2,510	2,532
2 Federal Home Loan Banks	2.500%	6/13/14	100	105
2 Federal Home Loan Banks	5.500%	8/13/14	700	791
2 Federal Home Loan Banks	4.500%	11/14/14	100	111
3 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	1,670	1,676
3 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	150	151
3 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,675	1,685
3 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	2,885	2,939
3 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	375	401
3 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,575	1,572
3 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	500	499
3 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	265	276
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	405	439
3 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,065	1,084
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	199
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	303
3 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	325	328
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	575	579
3 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	925	933
3 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	472
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	500	501
3 Federal National Mortgage Assn.	0.375%	12/28/12	1,355	1,357
3 Federal National Mortgage Assn.	0.750%	2/26/13	1,200	1,207
3 Federal National Mortgage Assn.	4.375%	3/15/13	1,850	1,948

Short-Term Government Bond Index Fund

3 Federal National Mortgage Assn.	1.500%	6/26/13	530	540
3 Federal National Mortgage Assn.	3.875%	7/12/13	280	296
3 Federal National Mortgage Assn.	0.500%	8/9/13	1,125	1,128
3 Federal National Mortgage Assn.	1.250%	8/20/13	550	558
3 Federal National Mortgage Assn.	2.875%	12/11/13	880	923
3 Federal National Mortgage Assn.	0.750%	12/18/13	2,065	2,077
3 Federal National Mortgage Assn.	2.750%	2/5/14	645	676
3 Federal National Mortgage Assn.	1.250%	2/27/14	600	609
3 Federal National Mortgage Assn.	2.750%	3/13/14	515	541
3 Federal National Mortgage Assn.	1.125%	6/27/14	475	481
3 Federal National Mortgage Assn.	0.875%	8/28/14	1,250	1,257
3 Federal National Mortgage Assn.	0.625%	10/30/14	1,375	1,373
3 Federal National Mortgage Assn.	2.625%	11/20/14	600	634
3 Federal National Mortgage Assn.	0.750%	12/19/14	500	500
1 General Electric Capital Corp.	2.125%	12/21/12	255	260
Private Export Funding Corp.	3.050%	10/15/14	175	186
				41,028
Total U.S. Government and Agency Obligations (Cost $209,799)				210,987
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)

4 Vanguard Market Liquidity Fund (Cost $2,788)	0.135%		2,788,000	2,788

Total Investments (101.0%) (Cost $212,587)				213,775
Other Assets and Liabilities-Net (-1.0%)				(2,114)
Net Assets (100%)				211,661

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Short-Term Government Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	210,987	—
Temporary Cash Investments	2,788	—	—
Total	2,788	210,987	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $212,587,000. Net unrealized appreciation of investment securities for tax purposes was $1,188,000, consisting of unrealized gains of $1,215,000 on securities that had risen in value since their purchase and $27,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (91.7%)
United States Treasury Note/Bond	2.375%	10/31/14	1,589	1,679
United States Treasury Note/Bond	2.125%	11/30/14	2,075	2,180
United States Treasury Note/Bond	2.625%	12/31/14	2,560	2,731
United States Treasury Note/Bond	2.250%	1/31/15	2,254	2,381
United States Treasury Note/Bond	4.000%	2/15/15	717	797
United States Treasury Note/Bond	11.250%	2/15/15	461	619
United States Treasury Note/Bond	2.375%	2/28/15	3,584	3,802
United States Treasury Note/Bond	2.500%	3/31/15	2,180	2,324
United States Treasury Note/Bond	2.500%	4/30/15	1,877	2,003
United States Treasury Note/Bond	4.125%	5/15/15	1,710	1,921
United States Treasury Note/Bond	2.125%	5/31/15	3,401	3,587
United States Treasury Note/Bond	1.875%	6/30/15	2,790	2,918
United States Treasury Note/Bond	1.750%	7/31/15	1,830	1,907
United States Treasury Note/Bond	4.250%	8/15/15	883	1,001
United States Treasury Note/Bond	10.625%	8/15/15	613	839
United States Treasury Note/Bond	1.250%	8/31/15	2,381	2,438
United States Treasury Note/Bond	1.250%	9/30/15	1,724	1,764
United States Treasury Note/Bond	1.250%	10/31/15	1,767	1,807
United States Treasury Note/Bond	4.500%	11/15/15	1,113	1,280
United States Treasury Note/Bond	9.875%	11/15/15	158	215
United States Treasury Note/Bond	1.375%	11/30/15	2,234	2,295
United States Treasury Note/Bond	2.125%	12/31/15	794	840
United States Treasury Note/Bond	2.000%	1/31/16	1,633	1,718
United States Treasury Note/Bond	4.500%	2/15/16	1,085	1,254
United States Treasury Note/Bond	9.250%	2/15/16	266	360
United States Treasury Note/Bond	2.125%	2/29/16	800	846
United States Treasury Note/Bond	2.625%	2/29/16	736	794
United States Treasury Note/Bond	2.250%	3/31/16	1,913	2,035
United States Treasury Note/Bond	2.375%	3/31/16	1,182	1,263
United States Treasury Note/Bond	2.000%	4/30/16	1,870	1,968
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,523
United States Treasury Note/Bond	5.125%	5/15/16	746	888
United States Treasury Note/Bond	7.250%	5/15/16	123	158
United States Treasury Note/Bond	1.750%	5/31/16	2,686	2,796
United States Treasury Note/Bond	3.250%	5/31/16	387	429
United States Treasury Note/Bond	1.500%	6/30/16	2,150	2,212
United States Treasury Note/Bond	3.250%	6/30/16	1,660	1,841
United States Treasury Note/Bond	1.500%	7/31/16	2,115	2,175
United States Treasury Note/Bond	3.250%	7/31/16	1,177	1,306
United States Treasury Note/Bond	4.875%	8/15/16	172	204
United States Treasury Note/Bond	1.000%	8/31/16	3,415	3,431
United States Treasury Note/Bond	3.000%	8/31/16	917	1,007
United States Treasury Note/Bond	1.000%	9/30/16	400	401
United States Treasury Note/Bond	3.000%	9/30/16	1,680	1,845
United States Treasury Note/Bond	1.000%	10/31/16	675	677
United States Treasury Note/Bond	3.125%	10/31/16	707	781
United States Treasury Note/Bond	4.625%	11/15/16	1,255	1,478
United States Treasury Note/Bond	7.500%	11/15/16	1,315	1,733
United States Treasury Note/Bond	0.875%	11/30/16	2,300	2,290

United States Treasury Note/Bond	2.750%	11/30/16	4,115	4,470
United States Treasury Note/Bond	3.250%	12/31/16	223	248
United States Treasury Note/Bond	3.125%	1/31/17	4,130	4,568
United States Treasury Note/Bond	4.625%	2/15/17	705	834
United States Treasury Note/Bond	3.000%	2/28/17	927	1,019
United States Treasury Note/Bond	3.250%	3/31/17	2,359	2,625
United States Treasury Note/Bond	3.125%	4/30/17	863	956
United States Treasury Note/Bond	4.500%	5/15/17	1,354	1,598
United States Treasury Note/Bond	8.750%	5/15/17	387	545
United States Treasury Note/Bond	2.750%	5/31/17	1,204	1,309
United States Treasury Note/Bond	2.500%	6/30/17	1,646	1,768
United States Treasury Note/Bond	2.375%	7/31/17	1,523	1,624
United States Treasury Note/Bond	4.750%	8/15/17	724	868
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,886
United States Treasury Note/Bond	1.875%	8/31/17	911	946
United States Treasury Note/Bond	1.875%	9/30/17	1,658	1,719
United States Treasury Note/Bond	1.875%	10/31/17	1,550	1,606
United States Treasury Note/Bond	4.250%	11/15/17	1,098	1,290
United States Treasury Note/Bond	2.250%	11/30/17	3,625	3,832
United States Treasury Note/Bond	2.750%	12/31/17	1,111	1,208
United States Treasury Note/Bond	2.625%	1/31/18	909	981
United States Treasury Note/Bond	3.500%	2/15/18	1,891	2,138
United States Treasury Note/Bond	2.750%	2/28/18	1,006	1,093
United States Treasury Note/Bond	2.875%	3/31/18	1,162	1,271
United States Treasury Note/Bond	2.625%	4/30/18	1,567	1,689
United States Treasury Note/Bond	3.875%	5/15/18	1,506	1,740
United States Treasury Note/Bond	9.125%	5/15/18	171	254
United States Treasury Note/Bond	2.375%	5/31/18	1,682	1,783
United States Treasury Note/Bond	2.375%	6/30/18	1,805	1,912
United States Treasury Note/Bond	4.000%	8/15/18	2,710	3,158
United States Treasury Note/Bond	1.500%	8/31/18	1,450	1,452
United States Treasury Note/Bond	1.375%	9/30/18	1,010	1,002
United States Treasury Note/Bond	1.750%	10/31/18	900	914
United States Treasury Note/Bond	3.750%	11/15/18	2,922	3,359
United States Treasury Note/Bond	9.000%	11/15/18	133	200
United States Treasury Note/Bond	1.375%	11/30/18	1,000	989
United States Treasury Note/Bond	2.750%	2/15/19	1,802	1,948
United States Treasury Note/Bond	8.875%	2/15/19	494	744
United States Treasury Note/Bond	3.125%	5/15/19	2,298	2,543
United States Treasury Note/Bond	3.625%	8/15/19	2,633	3,007
United States Treasury Note/Bond	8.125%	8/15/19	1,184	1,748
United States Treasury Note/Bond	3.375%	11/15/19	3,600	4,047
United States Treasury Note/Bond	3.625%	2/15/20	4,910	5,614
United States Treasury Note/Bond	8.500%	2/15/20	295	450
United States Treasury Note/Bond	3.500%	5/15/20	3,204	3,631
United States Treasury Note/Bond	8.750%	5/15/20	621	964
United States Treasury Note/Bond	2.625%	8/15/20	3,149	3,338
United States Treasury Note/Bond	8.750%	8/15/20	410	640
United States Treasury Note/Bond	2.625%	11/15/20	3,947	4,175
United States Treasury Note/Bond	3.625%	2/15/21	4,300	4,907
United States Treasury Note/Bond	7.875%	2/15/21	306	461
United States Treasury Note/Bond	3.125%	5/15/21	3,867	4,241
United States Treasury Note/Bond	8.125%	5/15/21	207	318
United States Treasury Note/Bond	2.125%	8/15/21	5,275	5,306
United States Treasury Note/Bond	8.125%	8/15/21	300	464
United States Treasury Note/Bond	2.000%	11/15/21	2,525	2,507
				189,648

Agency Bonds and Notes (7.7%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	51
1 Federal Farm Credit Bank	1.500%	11/16/15	50	51
1 Federal Farm Credit Bank	4.875%	1/17/17	500	586
1 Federal Home Loan Banks	2.750%	12/12/14	675	716
1 Federal Home Loan Banks	3.125%	3/11/16	425	459
1 Federal Home Loan Banks	5.375%	5/18/16	695	821
1 Federal Home Loan Banks	4.750%	12/16/16	450	525
1 Federal Home Loan Banks	4.125%	3/13/20	660	745
1 Federal Home Loan Banks	5.625%	6/11/21	400	502
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	920	1,027
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	57
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	450	480
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,325	1,365
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	575	607
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	298
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	542
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	118
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	236
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	270
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	600	676
2 Federal National Mortgage Assn.	5.000%	4/15/15	745	848
2 Federal National Mortgage Assn.	2.375%	7/28/15	1,320	1,389
2 Federal National Mortgage Assn.	4.375%	10/15/15	175	197
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	29
2 Federal National Mortgage Assn.	2.375%	4/11/16	100	105
2 Federal National Mortgage Assn.	1.375%	11/15/16	400	400
2 Federal National Mortgage Assn.	4.875%	12/15/16	100	117
2 Federal National Mortgage Assn.	5.000%	2/13/17	380	448
2 Federal National Mortgage Assn.	5.000%	5/11/17	465	550
2 Federal National Mortgage Assn.	5.375%	6/12/17	730	879
2 Federal National Mortgage Assn.	0.000%	10/9/19	450	345
1 Financing Corp. Fico	10.700%	10/6/17	100	148
Private Export Funding Corp.	2.250%	12/15/17	25	26
1 Tennessee Valley Authority	5.500%	7/18/17	125	151
1 Tennessee Valley Authority	3.875%	2/15/21	75	84
				15,977
Total U.S. Government and Agency Obligations (Cost $195,973)				205,625
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)

3 Vanguard Market Liquidity Fund (Cost $1,798)	0.135%		1,797,831	1,798

Total Investments (100.3%) (Cost $197,771)				207,423
Other Assets and Liabilities-Net (-0.3%)				(530)
Net Assets (100%)				206,893

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	205,625	—
Temporary Cash Investments	1,798	—	—
Total	1,798	205,625	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $197,771,000. Net unrealized appreciation of investment securities for tax purposes was $9,652,000, consisting of unrealized gains of $9,673,000 on securities that had risen in value since their purchase and $21,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (92.4%)
	United States Treasury Note/Bond	7.250%	8/15/22	856	1,277
	United States Treasury Note/Bond	7.625%	11/15/22	525	805
	United States Treasury Note/Bond	7.125%	2/15/23	1,594	2,373
	United States Treasury Note/Bond	6.250%	8/15/23	2,286	3,218
	United States Treasury Note/Bond	7.500%	11/15/24	720	1,130
	United States Treasury Note/Bond	7.625%	2/15/25	680	1,080
	United States Treasury Note/Bond	6.875%	8/15/25	1,308	1,977
	United States Treasury Note/Bond	6.000%	2/15/26	861	1,216
	United States Treasury Note/Bond	6.750%	8/15/26	600	908
	United States Treasury Note/Bond	6.500%	11/15/26	1,370	2,036
	United States Treasury Note/Bond	6.625%	2/15/27	293	441
	United States Treasury Note/Bond	6.375%	8/15/27	403	598
	United States Treasury Note/Bond	6.125%	11/15/27	1,451	2,110
	United States Treasury Note/Bond	5.500%	8/15/28	423	583
	United States Treasury Note/Bond	5.250%	11/15/28	1,089	1,466
	United States Treasury Note/Bond	5.250%	2/15/29	1,330	1,794
	United States Treasury Note/Bond	6.125%	8/15/29	1,169	1,730
	United States Treasury Note/Bond	6.250%	5/15/30	1,362	2,056
	United States Treasury Note/Bond	5.375%	2/15/31	1,162	1,613
	United States Treasury Note/Bond	4.500%	2/15/36	3,060	3,891
	United States Treasury Note/Bond	4.750%	2/15/37	2,060	2,720
	United States Treasury Note/Bond	5.000%	5/15/37	1,500	2,053
	United States Treasury Note/Bond	4.375%	2/15/38	954	1,197
	United States Treasury Note/Bond	4.500%	5/15/38	1,876	2,401
	United States Treasury Note/Bond	3.500%	2/15/39	3,350	3,648
	United States Treasury Note/Bond	4.250%	5/15/39	4,047	4,990
	United States Treasury Note/Bond	4.500%	8/15/39	3,295	4,223
	United States Treasury Note/Bond	4.375%	11/15/39	3,992	5,023
	United States Treasury Note/Bond	4.625%	2/15/40	4,072	5,323
	United States Treasury Note/Bond	4.375%	5/15/40	4,338	5,460
	United States Treasury Note/Bond	3.875%	8/15/40	4,828	5,601
	United States Treasury Note/Bond	4.250%	11/15/40	4,287	5,294
	United States Treasury Note/Bond	4.750%	2/15/41	4,908	6,554
	United States Treasury Note/Bond	4.375%	5/15/41	5,079	6,407
	United States Treasury Note/Bond	3.750%	8/15/41	4,860	5,529
	United States Treasury Note/Bond	3.125%	11/15/41	1,810	1,832
					100,557
Agency Bonds and Notes (6.4%)
1	Federal Home Loan Banks	5.500%	7/15/36	405	515
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	355	517
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	400	590
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	410	583
2	Federal National Mortgage Assn.	6.250%	5/15/29	100	139
2	Federal National Mortgage Assn.	7.125%	1/15/30	650	981
2	Federal National Mortgage Assn.	7.250%	5/15/30	625	958
2	Federal National Mortgage Assn.	6.625%	11/15/30	230	334
2	Federal National Mortgage Assn.	5.625%	7/15/37	100	133
	Israel Government AID Bond	5.500%	4/26/24	525	658
	Private Export Funding Corp.	4.300%	12/15/21	25	28

Private Export Funding Corp.	2.800%	5/15/22	75	75
1 Tennessee Valley Authority	6.750%	11/1/25	180	248
1 Tennessee Valley Authority	4.650%	6/15/35	125	142
1 Tennessee Valley Authority	5.880%	4/1/36	50	67
1 Tennessee Valley Authority	5.500%	6/15/38	150	192
1 Tennessee Valley Authority	5.250%	9/15/39	207	260
1 Tennessee Valley Authority	4.875%	1/15/48	120	143
1 Tennessee Valley Authority	5.375%	4/1/56	205	270
1 Tennessee Valley Authority	4.625%	9/15/60	150	172
				7,005
Total U.S. Government and Agency Obligations (Cost $92,983)				107,562
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)

3 Vanguard Market Liquidity Fund (Cost $1,794)	0.135%		1,793,853	1,794

Total Investments (100.5%) (Cost $94,777)				109,356
Other Assets and Liabilities-Net (-0.5%)				(510)
Net Assets (100%)				108,846

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

Long-Term Government Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	107,562	—
Temporary Cash Investments	1,794	—	—
Total	1,794	107,562	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $94,777,000. Net unrealized appreciation of investment securities for tax purposes was $14,579,000, consisting of unrealized gains of $14,584,000 on securities that had risen in value since their purchase and $5,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.0%)
U.S. Government Securities (1.0%)
	United States Treasury Note/Bond	0.375%	11/15/14	2,700	2,698
	United States Treasury Note/Bond	0.875%	11/30/16	19,500	19,411
Total U.S. Government and Agency Obligations (Cost $22,125)					22,109
Corporate Bonds (98.0%)
Finance (42.4%)
	Banking (30.8%)
	Abbey National Treasury Services plc	2.875%	4/25/14	1,175	1,108
	Abbey National Treasury Services plc	4.000%	4/27/16	2,125	1,897
	American Express Co.	7.250%	5/20/14	496	552
	American Express Co.	5.500%	9/12/16	1,400	1,555
1	American Express Co.	6.800%	9/1/66	2,000	1,955
	American Express Credit Corp.	5.875%	5/2/13	11,150	11,746
	American Express Credit Corp.	7.300%	8/20/13	4,750	5,131
	American Express Credit Corp.	5.125%	8/25/14	2,750	2,942
	American Express Credit Corp.	2.750%	9/15/15	4,125	4,090
	American Express Credit Corp.	2.800%	9/19/16	3,925	3,880
	BanColombia SA	4.250%	1/12/16	500	498
	BanColombia SA	5.950%	6/3/21	100	100
	Bank of America Corp.	4.875%	1/15/13	100	100
	Bank of America Corp.	4.900%	5/1/13	12,475	12,390
	Bank of America Corp.	7.375%	5/15/14	1,325	1,338
	Bank of America Corp.	4.500%	4/1/15	6,950	6,458
	Bank of America Corp.	4.750%	8/1/15	300	279
	Bank of America Corp.	7.750%	8/15/15	1,000	998
	Bank of America Corp.	3.700%	9/1/15	4,550	4,074
	Bank of America Corp.	5.250%	12/1/15	4,000	3,768
	Bank of America Corp.	3.625%	3/17/16	6,975	6,100
	Bank of America Corp.	3.750%	7/12/16	1,325	1,159
	Bank of America Corp.	6.500%	8/1/16	3,850	3,718
	Bank of America Corp.	7.800%	9/15/16	1,250	1,244
	Bank of America Corp.	5.625%	10/14/16	3,075	2,853
	Bank of Montreal	2.125%	6/28/13	1,625	1,652
	Bank of Montreal	1.750%	4/29/14	3,525	3,571
	Bank of New York Mellon Corp.	4.500%	4/1/13	75	78
	Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,470
	Bank of New York Mellon Corp.	4.300%	5/15/14	2,913	3,120
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,079
	Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,120
	Bank of New York Mellon Corp.	2.500%	1/15/16	1,325	1,341
	Bank of New York Mellon Corp.	2.300%	7/28/16	5,525	5,542
	Bank of Nova Scotia	2.250%	1/22/13	3,300	3,339
	Bank of Nova Scotia	2.375%	12/17/13	2,700	2,767
	Bank of Nova Scotia	3.400%	1/22/15	8,750	9,179
2	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	1,000	1,015
	Bank One Corp.	5.250%	1/30/13	50	52
	Barclays Bank plc	2.500%	1/23/13	7,725	7,664
	Barclays Bank plc	5.200%	7/10/14	2,000	2,059
	Barclays Bank plc	3.900%	4/7/15	3,400	3,398

Barclays Bank plc	5.000%	9/22/16	4,200	4,276
BB&T Corp.	2.050%	4/28/14	4,425	4,487
BB&T Corp.	5.200%	12/23/15	2,700	2,896
BB&T Corp.	3.200%	3/15/16	1,025	1,061
BB&T Corp.	3.950%	4/29/16	1,300	1,385
BBVA US Senior SAU	3.250%	5/16/14	1,925	1,771
Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,791
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,234
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	2,525	2,461
BNP Paribas SA	3.250%	3/11/15	4,400	4,130
BNP Paribas SA	3.600%	2/23/16	4,975	4,669
Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,150	1,155
Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,750	2,751
Capital One Financial Corp.	7.375%	5/23/14	5,750	6,320
Capital One Financial Corp.	3.150%	7/15/16	875	870
Capital One Financial Corp.	6.150%	9/1/16	3,500	3,601
Citigroup Inc.	5.300%	10/17/12	5,075	5,153
Citigroup Inc.	5.500%	4/11/13	13,550	13,879
Citigroup Inc.	6.500%	8/19/13	1,305	1,357
Citigroup Inc.	6.000%	12/13/13	550	570
Citigroup Inc.	6.375%	8/12/14	1,050	1,101
Citigroup Inc.	5.000%	9/15/14	5,875	5,867
Citigroup Inc.	5.500%	10/15/14	4,500	4,656
Citigroup Inc.	6.010%	1/15/15	2,350	2,433
Citigroup Inc.	4.875%	5/7/15	2,000	1,971
Citigroup Inc.	4.750%	5/19/15	10,860	10,904
Citigroup Inc.	4.587%	12/15/15	10,725	10,688
Citigroup Inc.	5.300%	1/7/16	2,450	2,511
Citigroup Inc.	3.953%	6/15/16	2,700	2,649
Comerica Bank	5.750%	11/21/16	2,225	2,430
Comerica Inc.	3.000%	9/16/15	725	748
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	1.850%	1/10/14	2,450	2,451
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	2.125%	10/13/15	3,275	3,242
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,479
Credit Suisse New York	3.450%	7/2/12	3,200	3,236
Credit Suisse New York	5.000%	5/15/13	9,135	9,402
Credit Suisse New York	2.200%	1/14/14	4,100	4,041
Credit Suisse New York	5.500%	5/1/14	1,525	1,607
Credit Suisse New York	3.500%	3/23/15	4,250	4,182
Credit Suisse USA Inc.	4.875%	1/15/15	4,250	4,380
Credit Suisse USA Inc.	5.125%	8/15/15	1,600	1,676
Credit Suisse USA Inc.	5.375%	3/2/16	1,900	2,015
Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,503
Deutsche Bank AG	5.375%	10/12/12	1,150	1,178
Deutsche Bank AG	4.875%	5/20/13	5,945	6,102
Deutsche Bank AG	3.875%	8/18/14	6,475	6,629
Deutsche Bank AG	3.250%	1/11/16	4,450	4,451
Dresdner Bank AG	7.250%	9/15/15	1,200	1,032
Fifth Third Bancorp	6.250%	5/1/13	3,750	3,944
Fifth Third Bancorp	3.625%	1/25/16	1,875	1,869
First Horizon National Corp.	5.375%	12/15/15	3,375	3,377
First Tennessee Bank NA	5.050%	1/15/15	225	225
Goldman Sachs Group Inc.	4.750%	7/15/13	775	781
Goldman Sachs Group Inc.	5.250%	10/15/13	9,825	9,987

Goldman Sachs Group Inc.	5.150%	1/15/14	3,650	3,711
Goldman Sachs Group Inc.	6.000%	5/1/14	4,600	4,725
Goldman Sachs Group Inc.	5.000%	10/1/14	500	508
Goldman Sachs Group Inc.	5.125%	1/15/15	3,450	3,516
Goldman Sachs Group Inc.	3.700%	8/1/15	14,575	14,009
Goldman Sachs Group Inc.	5.350%	1/15/16	1,850	1,851
Goldman Sachs Group Inc.	3.625%	2/7/16	5,600	5,319
Goldman Sachs Group Inc.	5.750%	10/1/16	3,750	3,858
HSBC Bank USA NA	4.625%	4/1/14	1,000	1,028
HSBC Holdings plc	5.250%	12/12/12	3,500	3,576
JPMorgan Chase & Co.	5.750%	1/2/13	464	482
JPMorgan Chase & Co.	4.750%	5/1/13	7,075	7,398
JPMorgan Chase & Co.	1.650%	9/30/13	815	815
JPMorgan Chase & Co.	2.050%	1/24/14	3,810	3,795
JPMorgan Chase & Co.	4.875%	3/15/14	3,040	3,164
JPMorgan Chase & Co.	4.650%	6/1/14	2,964	3,130
JPMorgan Chase & Co.	5.125%	9/15/14	2,700	2,821
JPMorgan Chase & Co.	3.700%	1/20/15	16,950	17,286
JPMorgan Chase & Co.	4.750%	3/1/15	7,375	7,765
JPMorgan Chase & Co.	5.150%	10/1/15	1,799	1,877
JPMorgan Chase & Co.	2.600%	1/15/16	2,075	2,012
JPMorgan Chase & Co.	3.450%	3/1/16	3,150	3,123
JPMorgan Chase & Co.	3.150%	7/5/16	5,825	5,734
KeyBank NA	5.800%	7/1/14	950	1,014
KeyCorp	6.500%	5/14/13	2,240	2,371
KeyCorp	3.750%	8/13/15	3,150	3,218
Lloyds TSB Bank plc	4.875%	1/21/16	4,750	4,634
M&I Marshall & Ilsley Bank	4.850%	6/16/15	550	572
MBNA Corp.	5.000%	6/15/15	2,300	2,248
Merrill Lynch & Co. Inc.	5.450%	2/5/13	5,775	5,761
Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,700	1,709
Merrill Lynch & Co. Inc.	5.450%	7/15/14	4,300	4,227
Merrill Lynch & Co. Inc.	5.000%	1/15/15	3,775	3,610
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,350	4,081
Morgan Stanley	5.300%	3/1/13	5,285	5,272
Morgan Stanley	2.875%	1/24/14	2,150	2,020
Morgan Stanley	4.750%	4/1/14	7,800	7,486
Morgan Stanley	6.000%	5/13/14	5,850	5,796
Morgan Stanley	4.200%	11/20/14	2,750	2,606
Morgan Stanley	4.100%	1/26/15	7,775	7,183
Morgan Stanley	6.000%	4/28/15	3,400	3,302
Morgan Stanley	4.000%	7/24/15	6,425	5,861
Morgan Stanley	5.375%	10/15/15	1,725	1,639
Morgan Stanley	3.450%	11/2/15	3,000	2,678
Morgan Stanley	3.800%	4/29/16	5,850	5,147
Morgan Stanley	5.750%	10/18/16	2,200	2,048
National City Bank	4.625%	5/1/13	175	182
1 National City Preferred Capital Trust I	12.000%	12/29/49	1,750	1,798
Northern Trust Corp.	5.500%	8/15/13	1,000	1,079
PNC Funding Corp.	5.400%	6/10/14	850	928
PNC Funding Corp.	3.625%	2/8/15	5,850	6,093
PNC Funding Corp.	4.250%	9/21/15	600	643
PNC Funding Corp.	2.700%	9/19/16	3,375	3,379
Royal Bank of Canada	2.100%	7/29/13	4,650	4,731
Royal Bank of Canada	1.450%	10/30/14	2,525	2,521
Royal Bank of Canada	2.625%	12/15/15	6,450	6,590
Royal Bank of Canada	2.875%	4/19/16	200	206

Royal Bank of Canada	2.300%	7/20/16	925	933
Royal Bank of Scotland Group plc	5.000%	11/12/13	800	728
Royal Bank of Scotland Group plc	5.000%	10/1/14	5,465	4,974
Royal Bank of Scotland Group plc	5.050%	1/8/15	600	531
Royal Bank of Scotland plc	3.400%	8/23/13	2,750	2,720
Royal Bank of Scotland plc	3.250%	1/11/14	2,250	2,169
Royal Bank of Scotland plc	4.875%	3/16/15	5,150	4,989
Royal Bank of Scotland plc	3.950%	9/21/15	3,375	3,177
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,576
State Street Corp.	4.300%	5/30/14	2,205	2,360
State Street Corp.	2.875%	3/7/16	2,950	3,034
SunTrust Banks Inc.	3.600%	4/15/16	2,175	2,178
Svenska Handelsbanken AB	3.125%	7/12/16	2,500	2,495
Toronto-Dominion Bank	1.375%	7/14/14	1,240	1,246
Toronto-Dominion Bank	2.500%	7/14/16	1,860	1,885
Toronto-Dominion Bank	2.375%	10/19/16	5,835	5,884
UBS AG	2.250%	8/12/13	4,525	4,480
UBS AG	2.250%	1/28/14	150	147
UBS AG	3.875%	1/15/15	5,175	5,101
UBS AG	5.875%	7/15/16	3,000	2,940
Union Bank NA	2.125%	12/16/13	450	453
Union Bank NA	5.950%	5/11/16	1,800	1,947
Union Bank NA	3.000%	6/6/16	875	891
US Bancorp	2.000%	6/14/13	8,550	8,702
US Bancorp	1.125%	10/30/13	825	824
US Bancorp	4.200%	5/15/14	225	240
US Bancorp	2.875%	11/20/14	325	338
US Bancorp	2.450%	7/27/15	4,075	4,142
US Bancorp	3.442%	2/1/16	2,250	2,247
US Bancorp	2.200%	11/15/16	3,375	3,365
US Bank NA	6.300%	2/4/14	150	165
US Bank NA	4.950%	10/30/14	360	391
US Bank NA	4.800%	4/15/15	600	652
1 US Bank NA	3.778%	4/29/20	1,000	1,030
Wachovia Bank NA	4.800%	11/1/14	950	998
Wachovia Bank NA	4.875%	2/1/15	4,150	4,342
Wachovia Bank NA	5.000%	8/15/15	500	525
Wachovia Corp.	5.500%	5/1/13	4,475	4,727
Wachovia Corp.	4.875%	2/15/14	750	780
Wachovia Corp.	5.625%	10/15/16	6,200	6,621
Wells Fargo & Co.	4.375%	1/31/13	4,100	4,240
Wells Fargo & Co.	4.950%	10/16/13	8,000	8,344
Wells Fargo & Co.	4.625%	4/15/14	5,000	5,179
Wells Fargo & Co.	3.750%	10/1/14	7,275	7,653
Wells Fargo & Co.	5.000%	11/15/14	150	158
Wells Fargo & Co.	3.625%	4/15/15	1,150	1,194
Wells Fargo & Co.	3.676%	6/15/16	6,000	6,284
Wells Fargo & Co.	5.125%	9/15/16	1,200	1,257
Wells Fargo Bank NA	4.750%	2/9/15	500	522
Westpac Banking Corp.	2.100%	8/2/13	2,200	2,215
Westpac Banking Corp.	1.850%	12/9/13	3,750	3,768
Westpac Banking Corp.	4.200%	2/27/15	1,825	1,895
Westpac Banking Corp.	3.000%	8/4/15	5,600	5,596

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	900	1,019
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,200

BlackRock Inc.	2.250%	12/10/12	1,625	1,646
BlackRock Inc.	3.500%	12/10/14	950	1,014
Charles Schwab Corp.	4.950%	6/1/14	775	835
Franklin Resources Inc.	2.000%	5/20/13	175	177
Franklin Resources Inc.	3.125%	5/20/15	150	157
Jefferies Group Inc.	5.875%	6/8/14	100	93
Jefferies Group Inc.	3.875%	11/9/15	100	85
Jefferies Group Inc.	5.500%	3/15/16	2,600	2,262
Lazard Group LLC	7.125%	5/15/15	975	1,048
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,457
Nomura Holdings Inc.	4.125%	1/19/16	4,225	4,195
Raymond James Financial Inc.	4.250%	4/15/16	300	309
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	735

Finance Companies (4.1%)
Block Financial LLC	7.875%	1/15/13	1,875	1,947
Block Financial LLC	5.125%	10/30/14	250	256
GATX Corp.	3.500%	7/15/16	2,000	1,998
General Electric Capital Corp.	2.800%	1/8/13	300	305
General Electric Capital Corp.	5.450%	1/15/13	13,150	13,753
General Electric Capital Corp.	1.875%	9/16/13	17,475	17,664
General Electric Capital Corp.	2.100%	1/7/14	3,000	3,028
General Electric Capital Corp.	5.900%	5/13/14	1,050	1,147
General Electric Capital Corp.	3.750%	11/14/14	3,925	4,119
General Electric Capital Corp.	3.500%	6/29/15	2,425	2,516
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,137
General Electric Capital Corp.	2.250%	11/9/15	6,725	6,652
General Electric Capital Corp.	2.950%	5/9/16	4,550	4,561
General Electric Capital Corp.	3.350%	10/17/16	2,650	2,699
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,700	1,377
HSBC Finance Corp.	4.750%	7/15/13	1,850	1,894
HSBC Finance Corp.	5.250%	1/15/14	525	544
HSBC Finance Corp.	5.000%	6/30/15	6,450	6,625
HSBC Finance Corp.	5.500%	1/19/16	6,000	6,283
SLM Corp.	5.000%	10/1/13	4,900	4,852
SLM Corp.	5.000%	4/15/15	1,875	1,774
SLM Corp.	6.250%	1/25/16	4,100	3,897

Insurance (5.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	375	414
ACE INA Holdings Inc.	5.600%	5/15/15	750	836
ACE INA Holdings Inc.	2.600%	11/23/15	1,440	1,457
Aegon NV	4.625%	12/1/15	3,275	3,378
Aetna Inc.	6.000%	6/15/16	1,275	1,474
Aflac Inc.	3.450%	8/15/15	1,575	1,631
Allied World Assurance Co. Ltd.	7.500%	8/1/16	900	1,021
Allstate Corp.	5.000%	8/15/14	207	226
Allstate Life Global Funding Trusts	5.375%	4/30/13	5,172	5,454
American International Group Inc.	4.250%	5/15/13	950	944
American International Group Inc.	4.250%	9/15/14	1,500	1,452
American International Group Inc.	5.050%	10/1/15	3,675	3,509
American International Group Inc.	4.875%	9/15/16	1,500	1,407
American International Group Inc.	5.600%	10/18/16	875	845
AON Corp.	3.500%	9/30/15	3,675	3,759
Assurant Inc.	5.625%	2/15/14	350	363
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,271	4,497
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	750	799

Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,305
Berkshire Hathaway Inc.	2.125%	2/11/13	3,750	3,819
Berkshire Hathaway Inc.	3.200%	2/11/15	8,700	9,108
Chubb Corp.	5.200%	4/1/13	25	26
CIGNA Corp.	2.750%	11/15/16	1,175	1,162
CNA Financial Corp.	5.850%	12/15/14	1,850	1,949
CNA Financial Corp.	6.500%	8/15/16	1,000	1,082
Coventry Health Care Inc.	6.300%	8/15/14	200	218
Genworth Financial Inc.	5.750%	6/15/14	1,635	1,627
Genworth Financial Inc.	4.950%	10/1/15	1,000	955
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	256
Hartford Financial Services Group Inc.	4.000%	3/30/15	1,500	1,500
Humana Inc.	6.450%	6/1/16	675	748
Jefferson-Pilot Corp.	4.750%	1/30/14	525	552
Lincoln National Corp.	4.300%	6/15/15	400	417
1 Lincoln National Corp.	7.000%	5/17/66	1,575	1,419
Loews Corp.	5.250%	3/15/16	575	631
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,745
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	400	415
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	1,432	1,591
MetLife Inc.	2.375%	2/6/14	7,225	7,325
MetLife Inc.	5.000%	6/15/15	1,800	1,953
MetLife Inc.	6.750%	6/1/16	1,000	1,139
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	108
Principal Financial Group Inc.	7.875%	5/15/14	850	955
2 Principal Life Global Funding I	5.125%	10/15/13	175	185
Principal Life Income Funding Trusts	5.300%	4/24/13	3,075	3,245
Prudential Financial Inc.	2.750%	1/14/13	225	227
Prudential Financial Inc.	5.150%	1/15/13	200	208
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,060
Prudential Financial Inc.	6.200%	1/15/15	400	435
Prudential Financial Inc.	4.750%	9/17/15	5,900	6,208
Prudential Financial Inc.	5.500%	3/15/16	575	617
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,197
Torchmark Corp.	6.375%	6/15/16	500	546
Transatlantic Holdings Inc.	5.750%	12/14/15	725	771
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,513
Travelers Cos. Inc.	6.250%	6/20/16	700	822
UnitedHealth Group Inc.	4.875%	2/15/13	1,425	1,488
UnitedHealth Group Inc.	4.875%	4/1/13	500	525
UnitedHealth Group Inc.	4.875%	3/15/15	1,250	1,379
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,962
WellPoint Inc.	6.800%	8/1/12	2,475	2,569
WellPoint Inc.	6.000%	2/15/14	595	649
WellPoint Inc.	5.250%	1/15/16	500	557
Willis Group Holdings plc	4.125%	3/15/16	700	713
Willis North America Inc.	5.625%	7/15/15	275	294
XL Group plc	5.250%	9/15/14	150	158

Other Finance (0.3%)
CME Group Inc.	5.750%	2/15/14	787	858
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	231
NYSE Euronext	4.800%	6/28/13	1,383	1,455
ORIX Corp.	4.710%	4/27/15	1,250	1,295
ORIX Corp.	5.000%	1/12/16	1,775	1,859

Real Estate Investment Trusts (1.5%)
AvalonBay Communities Inc.	5.750%	9/15/16	500	559
Boston Properties LP	5.625%	4/15/15	1,000	1,096
Brandywine Operating Partnership LP	7.500%	5/15/15	450	489
CommonWealth REIT	6.250%	8/15/16	1,200	1,266
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,533
Duke Realty LP	6.250%	5/15/13	600	628
Duke Realty LP	7.375%	2/15/15	850	933
ERP Operating LP	5.250%	9/15/14	100	106
ERP Operating LP	5.125%	3/15/16	2,425	2,610
HCP Inc.	5.650%	12/15/13	100	105
HCP Inc.	2.700%	2/1/14	2,050	2,038
HCP Inc.	3.750%	2/1/16	2,175	2,187
Health Care REIT Inc.	3.625%	3/15/16	1,225	1,189
Health Care REIT Inc.	6.200%	6/1/16	1,275	1,363
Hospitality Properties Trust	6.750%	2/15/13	500	511
Hospitality Properties Trust	7.875%	8/15/14	150	163
Hospitality Properties Trust	5.125%	2/15/15	2,250	2,283
Kilroy Realty LP	5.000%	11/3/15	125	129
Kimco Realty Corp.	5.783%	3/15/16	500	540
Liberty Property LP	5.125%	3/2/15	600	638
ProLogis LP	7.625%	8/15/14	750	823
Realty Income Corp.	5.950%	9/15/16	1,000	1,096
Regency Centers LP	5.250%	8/1/15	250	266
Simon Property Group LP	6.750%	5/15/14	3,445	3,799
Simon Property Group LP	4.200%	2/1/15	2,550	2,687
Simon Property Group LP	5.100%	6/15/15	175	190
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	900	884
Vornado Realty LP	4.250%	4/1/15	2,300	2,369
				940,549
Industrial (48.9%)
Basic Industry (4.2%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	104
Air Products & Chemicals Inc.	2.000%	8/2/16	925	944
Airgas Inc.	3.250%	10/1/15	950	976
Airgas Inc.	2.950%	6/15/16	500	506
Alcoa Inc.	6.000%	7/15/13	2,585	2,758
ArcelorMittal	5.375%	6/1/13	5,650	5,767
ArcelorMittal	9.000%	2/15/15	1,225	1,342
ArcelorMittal	3.750%	8/5/15	1,425	1,344
ArcelorMittal	3.750%	3/1/16	950	878
ArcelorMittal USA Inc.	6.500%	4/15/14	250	266
Barrick Gold Corp.	1.750%	5/30/14	1,350	1,356
Barrick Gold Corp.	2.900%	5/30/16	1,075	1,096
Barrick Gold Financeco LLC	6.125%	9/15/13	4,330	4,701
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	7,850	8,599
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	1,700	1,698
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	1,450	1,449
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	487
Dow Chemical Co.	7.600%	5/15/14	4,400	4,979
Dow Chemical Co.	5.900%	2/15/15	2,650	2,931
Dow Chemical Co.	2.500%	2/15/16	2,625	2,620
Eastman Chemical Co.	3.000%	12/15/15	250	255
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,574
EI du Pont de Nemours & Co.	1.750%	3/25/14	700	714
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	494
EI du Pont de Nemours & Co.	3.250%	1/15/15	3,200	3,400

EI du Pont de Nemours & Co.	2.750%	4/1/16	3,725	3,911
International Paper Co.	7.400%	6/15/14	2,800	3,116
2 Kinross Gold Corp.	3.625%	9/1/16	450	442
Monsanto Co.	2.750%	4/15/16	1,100	1,157
Nucor Corp.	5.000%	6/1/13	925	978
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	3,625	3,987
PPG Industries Inc.	5.750%	3/15/13	1,400	1,480
Praxair Inc.	2.125%	6/14/13	3,550	3,625
Praxair Inc.	5.250%	11/15/14	1,950	2,169
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	761
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	5,250	6,129
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,725	4,731
Rohm & Haas Co.	5.600%	3/15/13	275	288
Teck Resources Ltd.	9.750%	5/15/14	403	475
Teck Resources Ltd.	10.250%	5/15/16	2,500	2,919
Vale Canada Ltd.	5.700%	10/15/15	3,200	3,522
Xstrata Canada Corp.	6.000%	10/15/15	1,000	1,092

Capital Goods (4.6%)
3M Co.	4.375%	8/15/13	2,135	2,273
3M Co.	1.375%	9/29/16	2,425	2,415
Bemis Co. Inc.	5.650%	8/1/14	800	869
Black & Decker Corp.	8.950%	4/15/14	1,000	1,159
Black & Decker Corp.	5.750%	11/15/16	1,400	1,620
Boeing Capital Corp.	3.250%	10/27/14	3,500	3,716
Boeing Capital Corp.	2.125%	8/15/16	2,850	2,893
Boeing Co.	1.875%	11/20/12	1,240	1,255
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,750	2,802
Caterpillar Financial Services Corp.	6.200%	9/30/13	200	218
Caterpillar Financial Services Corp.	6.125%	2/17/14	8,574	9,511
Caterpillar Financial Services Corp.	1.375%	5/20/14	2,275	2,298
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	665
Caterpillar Financial Services Corp.	2.050%	8/1/16	2,525	2,545
Caterpillar Inc.	1.375%	5/27/14	2,800	2,832
Cooper US Inc.	5.450%	4/1/15	950	1,066
CRH America Inc.	5.300%	10/15/13	1,775	1,845
CRH America Inc.	6.000%	9/30/16	1,400	1,494
Danaher Corp.	2.300%	6/23/16	2,500	2,575
Deere & Co.	6.950%	4/25/14	125	143
Dover Corp.	4.875%	10/15/15	175	197
Eaton Corp.	4.900%	5/15/13	900	951
Emerson Electric Co.	4.500%	5/1/13	2,000	2,100
General Dynamics Corp.	5.250%	2/1/14	4,275	4,676
General Dynamics Corp.	1.375%	1/15/15	3,600	3,621
General Electric Co.	5.000%	2/1/13	9,500	9,909
Harsco Corp.	2.700%	10/15/15	300	308
Honeywell International Inc.	3.875%	2/15/14	2,600	2,772
Honeywell International Inc.	5.400%	3/15/16	275	319
Illinois Tool Works Inc.	5.150%	4/1/14	150	165
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	2,450	2,860
John Deere Capital Corp.	4.900%	9/9/13	2,600	2,783
John Deere Capital Corp.	1.600%	3/3/14	3,500	3,558
John Deere Capital Corp.	1.250%	12/2/14	1,175	1,177
John Deere Capital Corp.	2.950%	3/9/15	2,650	2,788
John Deere Capital Corp.	1.850%	9/15/16	1,700	1,699
John Deere Capital Corp.	2.000%	1/13/17	475	476
Joy Global Inc.	6.000%	11/15/16	400	449

L-3 Communications Corp.	3.950%	11/15/16	950	957
Lockheed Martin Corp.	2.125%	9/15/16	1,000	1,001
Northrop Grumman Corp.	3.700%	8/1/14	225	239
Northrop Grumman Corp.	1.850%	11/15/15	2,750	2,728
Raytheon Co.	1.400%	12/15/14	1,600	1,600
Raytheon Co.	1.625%	10/15/15	200	199
Roper Industries Inc.	6.625%	8/15/13	1,375	1,489
Tyco International Finance SA	6.000%	11/15/13	950	1,032
Tyco International Finance SA	4.125%	10/15/14	2,925	3,118
Tyco International Finance SA	3.375%	10/15/15	200	208
United Technologies Corp.	4.875%	5/1/15	2,700	3,020
Waste Management Inc.	5.000%	3/15/14	100	108
Waste Management Inc.	6.375%	3/11/15	534	608
Waste Management Inc.	2.600%	9/1/16	1,800	1,809

Communication (9.4%)
America Movil SAB de CV	5.500%	3/1/14	2,600	2,811
America Movil SAB de CV	3.625%	3/30/15	3,100	3,231
America Movil SAB de CV	2.375%	9/8/16	3,625	3,553
American Tower Corp.	4.625%	4/1/15	2,100	2,189
AT&T Inc.	4.950%	1/15/13	9,275	9,681
AT&T Inc.	6.700%	11/15/13	7,425	8,206
AT&T Inc.	4.850%	2/15/14	1,900	2,051
AT&T Inc.	5.100%	9/15/14	3,250	3,584
AT&T Inc.	2.500%	8/15/15	3,700	3,806
AT&T Inc.	2.950%	5/15/16	6,625	6,843
AT&T Inc.	5.625%	6/15/16	1,300	1,483
BellSouth Corp.	5.200%	9/15/14	200	221
British Telecommunications plc	5.150%	1/15/13	2,525	2,622
CBS Corp.	8.200%	5/15/14	2,000	2,284
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	10,150	11,057
CenturyLink Inc.	5.000%	2/15/15	300	302
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	1,730	1,890
Comcast Corp.	5.300%	1/15/14	8,075	8,713
Comcast Corp.	6.500%	1/15/15	250	283
Comcast Corp.	5.900%	3/15/16	3,350	3,815
COX Communications Inc.	4.625%	6/1/13	3,750	3,955
COX Communications Inc.	5.450%	12/15/14	2,275	2,518
Deutsche Telekom International Finance BV	5.250%	7/22/13	1,700	1,792
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	156
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,657
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,725	1,948
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	2,800	3,020
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	4,050	4,204
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	2,000	2,048
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	2,500	2,663
Discovery Communications LLC	3.700%	6/1/15	1,400	1,468
Embarq Corp.	7.082%	6/1/16	2,000	2,130
France Telecom SA	4.375%	7/8/14	4,800	5,099
France Telecom SA	2.750%	9/14/16	100	99
NBCUniversal Media LLC	2.100%	4/1/14	3,100	3,134

NBCUniversal Media LLC	3.650%	4/30/15	375	392
NBCUniversal Media LLC	2.875%	4/1/16	2,100	2,127
News America Inc.	5.300%	12/15/14	3,000	3,288
Omnicom Group Inc.	5.900%	4/15/16	1,500	1,670
Qwest Corp.	8.375%	5/1/16	7,525	8,452
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,122	1,256
Rogers Communications Inc.	6.375%	3/1/14	5,675	6,279
TCI Communications Inc.	8.750%	8/1/15	125	153
Telecom Italia Capital SA	5.250%	11/15/13	630	606
Telecom Italia Capital SA	6.175%	6/18/14	7,250	6,951
Telecom Italia Capital SA	4.950%	9/30/14	1,450	1,342
Telecom Italia Capital SA	5.250%	10/1/15	1,000	903
Telefonica Emisiones SAU	2.582%	4/26/13	6,850	6,629
Telefonica Emisiones SAU	4.949%	1/15/15	250	244
Telefonica Emisiones SAU	3.729%	4/27/15	550	521
Telefonica Emisiones SAU	3.992%	2/16/16	4,600	4,351
Telefonica Emisiones SAU	6.421%	6/20/16	1,000	1,009
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,443
Thomson Reuters Corp.	5.250%	8/15/13	145	154
Thomson Reuters Corp.	5.700%	10/1/14	2,550	2,820
Time Warner Cable Inc.	6.200%	7/1/13	2,225	2,393
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,689
Time Warner Cable Inc.	7.500%	4/1/14	2,900	3,252
Time Warner Cable Inc.	3.500%	2/1/15	425	443
Verizon Communications Inc.	4.350%	2/15/13	2,175	2,266
Verizon Communications Inc.	5.250%	4/15/13	7,990	8,448
Verizon Communications Inc.	1.950%	3/28/14	3,325	3,391
Verizon Communications Inc.	5.550%	2/15/16	1,600	1,816
Verizon Communications Inc.	3.000%	4/1/16	3,100	3,221
Verizon Communications Inc.	2.000%	11/1/16	1,925	1,903
Vodafone Group plc	4.150%	6/10/14	8,876	9,426
Vodafone Group plc	3.375%	11/24/15	1,825	1,957
Vodafone Group plc	5.750%	3/15/16	275	315
WPP Finance UK	8.000%	9/15/14	2,700	3,034

Consumer Cyclical (4.9%)
AutoZone Inc.	5.750%	1/15/15	100	111
AutoZone Inc.	5.500%	11/15/15	2,200	2,447
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,593
CVS Caremark Corp.	3.250%	5/18/15	4,475	4,713
Daimler Finance North America LLC	6.500%	11/15/13	2,525	2,751
2 Daimler Finance North America LLC	2.625%	9/15/16	125	124
eBay Inc.	0.875%	10/15/13	425	426
eBay Inc.	1.625%	10/15/15	2,950	2,936
2 Harley-Davidson Funding Corp.	5.250%	12/15/12	175	181
Home Depot Inc.	5.250%	12/16/13	1,725	1,871
Home Depot Inc.	5.400%	3/1/16	6,650	7,611
Hyatt Hotels Corp.	3.875%	8/15/16	400	406
Johnson Controls Inc.	5.500%	1/15/16	3,075	3,434
Johnson Controls Inc.	2.600%	12/1/16	475	476
Lowe's Cos. Inc.	5.000%	10/15/15	2,550	2,867
Lowe's Cos. Inc.	5.400%	10/15/16	400	458
Macy's Retail Holdings Inc.	5.750%	7/15/14	2,000	2,147
Macy's Retail Holdings Inc.	8.125%	7/15/15	1,825	2,109
Marriott International Inc.	5.625%	2/15/13	400	413
Marriott International Inc.	6.200%	6/15/16	1,200	1,351
McDonald's Corp.	4.300%	3/1/13	2,461	2,572

Nordstrom Inc.	6.750%	6/1/14	50	56
PACCAR Financial Corp.	1.950%	12/17/12	175	178
PACCAR Inc.	6.875%	2/15/14	2,125	2,386
Staples Inc.	9.750%	1/15/14	3,725	4,265
Target Corp.	5.125%	1/15/13	900	946
Target Corp.	1.125%	7/18/14	2,000	2,018
Target Corp.	5.875%	7/15/16	1,500	1,769
Time Warner Inc.	3.150%	7/15/15	1,475	1,526
Time Warner Inc.	5.875%	11/15/16	3,000	3,436
Toyota Motor Credit Corp.	1.375%	8/12/13	3,225	3,253
Toyota Motor Credit Corp.	3.200%	6/17/15	750	786
Toyota Motor Credit Corp.	2.800%	1/11/16	1,200	1,241
Toyota Motor Credit Corp.	2.000%	9/15/16	3,575	3,559
Turner Broadcasting System Inc.	8.375%	7/1/13	1,650	1,832
Viacom Inc.	4.375%	9/15/14	4,450	4,770
Wal-Mart Stores Inc.	4.250%	4/15/13	4,125	4,337
Wal-Mart Stores Inc.	4.550%	5/1/13	4,700	4,966
Wal-Mart Stores Inc.	1.625%	4/15/14	2,950	3,007
Wal-Mart Stores Inc.	3.200%	5/15/14	1,975	2,088
Wal-Mart Stores Inc.	2.875%	4/1/15	200	212
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,342
Wal-Mart Stores Inc.	2.250%	7/8/15	625	651
Wal-Mart Stores Inc.	1.500%	10/25/15	825	834
Wal-Mart Stores Inc.	2.800%	4/15/16	3,500	3,696
Walgreen Co.	4.875%	8/1/13	2,425	2,593
Walt Disney Co.	4.500%	12/15/13	4,325	4,654
Walt Disney Co.	5.625%	9/15/16	4,050	4,801
Western Union Co.	6.500%	2/26/14	475	521
Western Union Co.	5.930%	10/1/16	2,350	2,635

Consumer Noncyclical (13.9%)
Abbott Laboratories	2.700%	5/27/15	175	183
Abbott Laboratories	5.875%	5/15/16	5,525	6,465
Allergan Inc.	5.750%	4/1/16	1,200	1,396
Altria Group Inc.	8.500%	11/10/13	875	992
Altria Group Inc.	4.125%	9/11/15	5,400	5,819
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,053
Amgen Inc.	1.875%	11/15/14	1,550	1,549
Amgen Inc.	4.850%	11/18/14	3,600	3,896
Amgen Inc.	2.500%	11/15/16	1,550	1,536
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,375	1,403
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	4,400	4,423
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,450	7,161
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	2,925	3,146
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	200	210
AstraZeneca plc	5.400%	6/1/14	875	968
Avon Products Inc.	5.625%	3/1/14	450	477
Baxter International Inc.	1.800%	3/15/13	2,925	2,968
Baxter International Inc.	4.000%	3/1/14	333	355
Baxter International Inc.	4.625%	3/15/15	400	442
Becton Dickinson and Co.	1.750%	11/8/16	675	674
Biogen Idec Inc.	6.000%	3/1/13	25	26
Boston Scientific Corp.	4.500%	1/15/15	1,400	1,468
Boston Scientific Corp.	6.250%	11/15/15	2,800	3,091
Bottling Group LLC	6.950%	3/15/14	475	536
Bottling Group LLC	5.500%	4/1/16	425	492
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,325	1,429

Brown-Forman Corp.	2.500%	1/15/16	575	586
Bunge Ltd. Finance Corp.	5.875%	5/15/13	400	420
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	555
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,500	1,527
Campbell Soup Co.	3.375%	8/15/14	2,700	2,872
Cardinal Health Inc.	4.000%	6/15/15	325	347
CareFusion Corp.	5.125%	8/1/14	2,700	2,919
Celgene Corp.	2.450%	10/15/15	375	382
Church & Dwight Co. Inc.	3.350%	12/15/15	250	259
Clorox Co.	5.000%	3/1/13	3,000	3,134
Coca-Cola Co.	3.625%	3/15/14	850	905
Coca-Cola Co.	1.500%	11/15/15	2,175	2,198
2 Coca-Cola Co.	1.800%	9/1/16	2,700	2,718
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,200	1,218
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	494
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,371
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	5,070
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,045
Colgate-Palmolive Co.	0.600%	11/15/14	2,075	2,073
Corn Products International Inc.	3.200%	11/1/15	125	129
Covidien International Finance SA	1.875%	6/15/13	4,000	4,049
Delhaize Group SA	5.875%	2/1/14	25	27
DENTSPLY International Inc.	2.750%	8/15/16	525	527
Diageo Capital plc	5.200%	1/30/13	495	520
Diageo Capital plc	7.375%	1/15/14	3,475	3,934
Diageo Capital plc	5.500%	9/30/16	700	804
Diageo Finance BV	5.500%	4/1/13	2,200	2,337
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	600	609
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,025	3,124
Eli Lilly & Co.	4.200%	3/6/14	2,100	2,253
Express Scripts Inc.	5.250%	6/15/12	775	792
Express Scripts Inc.	6.250%	6/15/14	1,100	1,201
Express Scripts Inc.	3.125%	5/15/16	2,850	2,826
Genentech Inc.	4.750%	7/15/15	2,625	2,914
General Mills Inc.	5.250%	8/15/13	3,175	3,401
General Mills Inc.	5.200%	3/17/15	2,150	2,392
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	6,333	6,714
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	2,175	2,349
Hasbro Inc.	6.125%	5/15/14	1,025	1,126
Hershey Co.	5.450%	9/1/16	1,400	1,626
Hershey Co.	1.500%	11/1/16	375	373
HJ Heinz Co.	2.000%	9/12/16	1,400	1,410
Hospira Inc.	5.900%	6/15/14	25	27
Johnson & Johnson	5.150%	8/15/12	2,950	3,044
Johnson & Johnson	1.200%	5/15/14	300	304
Johnson & Johnson	2.150%	5/15/16	2,000	2,075
Kellogg Co.	5.125%	12/3/12	2,090	2,180
Kellogg Co.	4.450%	5/30/16	3,275	3,625
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,863
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,075	1,121
Kraft Foods Inc.	6.000%	2/11/13	130	137
Kraft Foods Inc.	2.625%	5/8/13	2,650	2,704
Kraft Foods Inc.	5.250%	10/1/13	3,635	3,880
Kraft Foods Inc.	6.750%	2/19/14	125	140
Kraft Foods Inc.	4.125%	2/9/16	4,425	4,732
Kroger Co.	5.000%	4/15/13	875	918
Kroger Co.	7.500%	1/15/14	2,375	2,665

Kroger Co.	3.900%	10/1/15	1,750	1,876
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,194
Life Technologies Corp.	4.400%	3/1/15	2,450	2,547
Lorillard Tobacco Co.	3.500%	8/4/16	800	802
Mattel Inc.	2.500%	11/1/16	1,100	1,096
McKesson Corp.	6.500%	2/15/14	575	640
McKesson Corp.	3.250%	3/1/16	2,175	2,294
Medco Health Solutions Inc.	6.125%	3/15/13	900	948
Medco Health Solutions Inc.	7.250%	8/15/13	400	432
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,508
Medtronic Inc.	4.500%	3/15/14	100	108
Medtronic Inc.	3.000%	3/15/15	5,550	5,830
Medtronic Inc.	2.625%	3/15/16	1,000	1,029
Merck & Co. Inc.	5.300%	12/1/13	6,125	6,692
Merck & Co. Inc.	4.750%	3/1/15	550	612
Merck & Co. Inc.	4.000%	6/30/15	175	191
Merck & Co. Inc.	2.250%	1/15/16	2,975	3,072
Newell Rubbermaid Inc.	5.500%	4/15/13	1,150	1,211
Novartis Capital Corp.	1.900%	4/24/13	5,550	5,657
Novartis Capital Corp.	4.125%	2/10/14	4,075	4,363
Novartis Capital Corp.	2.900%	4/24/15	1,325	1,393
PepsiAmericas Inc.	4.875%	1/15/15	225	249
PepsiCo Inc.	4.650%	2/15/13	6,529	6,838
PepsiCo Inc.	3.750%	3/1/14	650	690
PepsiCo Inc.	0.800%	8/25/14	1,000	999
PepsiCo Inc.	3.100%	1/15/15	3,850	4,069
PepsiCo Inc.	2.500%	5/10/16	3,750	3,886
Pfizer Inc.	5.350%	3/15/15	8,300	9,398
Philip Morris International Inc.	4.875%	5/16/13	8,100	8,573
Philip Morris International Inc.	6.875%	3/17/14	2,800	3,155
Procter & Gamble Co.	0.700%	8/15/14	4,050	4,058
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,504
Procter & Gamble Co.	4.850%	12/15/15	500	568
Procter & Gamble Co.	1.450%	8/15/16	4,900	4,889
Quest Diagnostics Inc.	3.200%	4/1/16	1,000	1,037
Reynolds American Inc.	7.250%	6/1/13	1,575	1,689
Reynolds American Inc.	7.625%	6/1/16	1,000	1,192
Safeway Inc.	6.250%	3/15/14	2,000	2,210
Sanofi	1.625%	3/28/14	1,375	1,395
Sanofi	1.200%	9/30/14	775	779
Sanofi	2.625%	3/29/16	4,550	4,696
Sara Lee Corp.	2.750%	9/15/15	1,575	1,584
St. Jude Medical Inc.	2.200%	9/15/13	450	459
St. Jude Medical Inc.	3.750%	7/15/14	1,525	1,622
St. Jude Medical Inc.	2.500%	1/15/16	975	999
Stryker Corp.	3.000%	1/15/15	1,375	1,437
Stryker Corp.	2.000%	9/30/16	1,500	1,517
Sysco Corp.	4.200%	2/12/13	75	78
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,750	2,736
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	400	414
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	1,825	1,832
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	1,825	1,827
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	359
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	158
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,375	1,453
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,000	2,223

Thermo Fisher Scientific Inc.	3.200%	3/1/16	1,700	1,794
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,000	2,025
Tyson Foods Inc.	10.500%	3/1/14	3,000	3,472
Unilever Capital Corp.	3.650%	2/15/14	300	318
Unilever Capital Corp.	2.750%	2/10/16	1,750	1,840
Whirlpool Corp.	5.500%	3/1/13	4,850	5,029
Wyeth	5.500%	3/15/13	50	53
Wyeth	5.500%	2/1/14	5,055	5,536
Wyeth	5.500%	2/15/16	2,500	2,892
Zimmer Holdings Inc.	1.400%	11/30/14	475	474

Energy (4.9%)
Anadarko Petroleum Corp.	7.625%	3/15/14	950	1,061
Anadarko Petroleum Corp.	5.750%	6/15/14	560	606
Anadarko Petroleum Corp.	5.950%	9/15/16	3,200	3,566
Apache Corp.	5.250%	4/15/13	1,920	2,037
Apache Corp.	6.000%	9/15/13	1,450	1,583
BP Capital Markets plc	5.250%	11/7/13	6,900	7,401
BP Capital Markets plc	3.625%	5/8/14	4,125	4,328
BP Capital Markets plc	3.875%	3/10/15	6,825	7,229
BP Capital Markets plc	3.125%	10/1/15	2,050	2,119
BP Capital Markets plc	2.248%	11/1/16	1,400	1,404
Canadian Natural Resources Ltd.	5.150%	2/1/13	2,500	2,617
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	439
Cenovus Energy Inc.	4.500%	9/15/14	1,525	1,641
Chevron Corp.	3.950%	3/3/14	4,825	5,160
ConocoPhillips	4.750%	2/1/14	5,075	5,496
ConocoPhillips	4.600%	1/15/15	3,625	4,013
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	1,000	1,165
Devon Energy Corp.	5.625%	1/15/14	1,800	1,963
Devon Energy Corp.	2.400%	7/15/16	1,300	1,323
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	815
EnCana Holdings Finance Corp.	5.800%	5/1/14	2,450	2,664
Ensco plc	3.250%	3/15/16	4,625	4,700
EOG Resources Inc.	2.950%	6/1/15	2,425	2,528
Husky Energy Inc.	5.900%	6/15/14	1,400	1,526
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,711
Noble Holding International Ltd.	3.450%	8/1/15	800	832
Noble Holding International Ltd.	3.050%	3/1/16	1,000	1,024
Occidental Petroleum Corp.	1.450%	12/13/13	2,875	2,915
Occidental Petroleum Corp.	2.500%	2/1/16	800	837
Occidental Petroleum Corp.	4.125%	6/1/16	1,200	1,331
Petrohawk Energy Corp.	10.500%	8/1/14	700	779
Petrohawk Energy Corp.	7.875%	6/1/15	700	742
Shell International Finance BV	1.875%	3/25/13	4,350	4,424
Shell International Finance BV	4.000%	3/21/14	9,225	9,899
Shell International Finance BV	3.100%	6/28/15	400	425
Shell International Finance BV	3.250%	9/22/15	775	829
Total Capital Canada Ltd.	1.625%	1/28/14	1,000	1,015
Total Capital SA	3.000%	6/24/15	5,575	5,869
Total Capital SA	2.300%	3/15/16	2,200	2,246
Transocean Inc.	5.250%	3/15/13	1,450	1,489
Transocean Inc.	4.950%	11/15/15	1,795	1,815
Valero Energy Corp.	4.750%	6/15/13	775	813
Valero Energy Corp.	4.500%	2/1/15	1,625	1,736

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	660	696

Technology (5.9%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,350
Agilent Technologies Inc.	5.500%	9/14/15	3,300	3,609
Analog Devices Inc.	3.000%	4/15/16	1,000	1,052
Applied Materials Inc.	2.650%	6/15/16	700	717
Arrow Electronics Inc.	3.375%	11/1/15	500	498
Avnet Inc.	6.625%	9/15/16	1,600	1,779
Broadcom Corp.	1.500%	11/1/13	500	505
CA Inc.	6.125%	12/1/14	1,500	1,669
Cisco Systems Inc.	1.625%	3/14/14	2,850	2,899
Cisco Systems Inc.	2.900%	11/17/14	5,500	5,796
Cisco Systems Inc.	5.500%	2/22/16	3,275	3,781
Computer Sciences Corp.	5.500%	3/15/13	1,700	1,759
Dell Inc.	4.700%	4/15/13	500	526
Dell Inc.	1.400%	9/10/13	475	478
Dell Inc.	2.300%	9/10/15	4,375	4,438
Dell Inc.	3.100%	4/1/16	425	447
Dun & Bradstreet Corp.	6.000%	4/1/13	50	52
Dun & Bradstreet Corp.	2.875%	11/15/15	625	641
Fiserv Inc.	3.125%	6/15/16	3,275	3,323
Google Inc.	2.125%	5/19/16	2,700	2,779
Harris Corp.	5.000%	10/1/15	200	217
Hewlett-Packard Co.	4.500%	3/1/13	6,200	6,450
Hewlett-Packard Co.	1.250%	9/13/13	4,850	4,862
Hewlett-Packard Co.	6.125%	3/1/14	2,768	3,036
Hewlett-Packard Co.	1.550%	5/30/14	1,725	1,724
Hewlett-Packard Co.	2.350%	3/15/15	2,600	2,629
Hewlett-Packard Co.	2.125%	9/13/15	2,650	2,655
Hewlett-Packard Co.	2.200%	12/1/15	375	375
Hewlett-Packard Co.	2.650%	6/1/16	1,220	1,231
Hewlett-Packard Co.	3.000%	9/15/16	2,025	2,061
HP Enterprise Services LLC	6.000%	8/1/13	425	455
IBM International Group Capital LLC	5.050%	10/22/12	3,065	3,190
Intel Corp.	1.950%	10/1/16	3,300	3,342
International Business Machines Corp.	2.100%	5/6/13	5,725	5,854
International Business Machines Corp.	1.000%	8/5/13	3,700	3,723
International Business Machines Corp.	6.500%	10/15/13	925	1,023
International Business Machines Corp.	1.250%	5/12/14	2,775	2,802
International Business Machines Corp.	2.000%	1/5/16	3,500	3,562
International Business Machines Corp.	1.950%	7/22/16	2,425	2,457
Juniper Networks Inc.	3.100%	3/15/16	300	309
Lexmark International Inc.	5.900%	6/1/13	150	157
Maxim Integrated Products Inc.	3.450%	6/14/13	150	155
Microsoft Corp.	0.875%	9/27/13	3,300	3,326
Microsoft Corp.	2.950%	6/1/14	5,150	5,442
Microsoft Corp.	1.625%	9/25/15	450	459
Microsoft Corp.	2.500%	2/8/16	2,200	2,316
Oracle Corp.	4.950%	4/15/13	1,175	1,245
Oracle Corp.	3.750%	7/8/14	4,930	5,303
Oracle Corp.	5.250%	1/15/16	2,700	3,102
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,908
Pitney Bowes Inc.	4.750%	1/15/16	2,750	2,849
Symantec Corp.	2.750%	9/15/15	1,000	1,011

Texas Instruments Inc.	1.375%	5/15/14	1,000	1,011
Texas Instruments Inc.	2.375%	5/16/16	2,925	3,018
Xerox Corp.	5.500%	5/15/12	3,250	3,315
Xerox Corp.	5.650%	5/15/13	125	132
Xerox Corp.	4.250%	2/15/15	4,600	4,782

Transportation (1.1%)
Burlington Northern Santa Fe LLC	7.000%	2/1/14	2,100	2,360
Canadian National Railway Co.	4.400%	3/15/13	1,000	1,044
Canadian National Railway Co.	5.800%	6/1/16	700	816
Canadian National Railway Co.	1.450%	12/15/16	425	418
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	7/8/16	912	990
CSX Corp.	6.250%	4/1/15	2,325	2,654
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	305
Norfolk Southern Corp.	5.750%	1/15/16	1,500	1,715
Ryder System Inc.	6.000%	3/1/13	150	158
Ryder System Inc.	5.850%	3/1/14	500	546
Ryder System Inc.	3.150%	3/2/15	525	537
Ryder System Inc.	7.200%	9/1/15	325	380
Ryder System Inc.	3.600%	3/1/16	2,600	2,693
Union Pacific Corp.	5.450%	1/31/13	4,050	4,258
United Parcel Service Inc.	4.500%	1/15/13	500	522
United Parcel Service Inc.	3.875%	4/1/14	3,950	4,219
				1,086,768
Utilities (6.7%)
Electric (4.7%)
Alabama Power Co.	4.850%	12/15/12	200	208
Ameren Corp.	8.875%	5/15/14	525	594
Appalachian Power Co.	3.400%	5/24/15	600	633
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,700	1,969
Carolina Power & Light Co.	5.125%	9/15/13	75	81
Carolina Power & Light Co.	5.150%	4/1/15	237	267
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	3,450	3,892
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	81
Commonwealth Edison Co.	1.625%	1/15/14	2,025	2,037
Commonwealth Edison Co.	4.700%	4/15/15	600	656
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	3,500	3,651
Consolidated Natural Gas Co.	5.000%	12/1/14	225	247
Constellation Energy Group Inc.	4.550%	6/15/15	525	552
Consumers Energy Co.	5.375%	4/15/13	50	53
Consumers Energy Co.	5.500%	8/15/16	1,300	1,486
Dayton Power & Light Co.	5.125%	10/1/13	710	761
Dominion Resources Inc.	5.000%	3/15/13	200	210
Dominion Resources Inc.	1.800%	3/15/14	3,650	3,703
Dominion Resources Inc.	5.150%	7/15/15	1,725	1,938
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,156
Duke Energy Corp.	6.300%	2/1/14	3,900	4,320
Duke Energy Corp.	3.950%	9/15/14	975	1,041
Duke Energy Corp.	3.350%	4/1/15	3,375	3,552
Exelon Corp.	4.900%	6/15/15	4,450	4,800
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,650	4,969
Florida Power Corp.	5.100%	12/1/15	2,150	2,437
Great Plains Energy Inc.	2.750%	8/15/13	325	329
2 Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	50
Kentucky Utilities Co.	1.625%	11/1/15	350	351
LG&E and KU Energy LLC	2.125%	11/15/15	425	418

Louisville Gas & Electric Co.	1.625%	11/15/15	200	200
Midamerican Energy Holdings Co.	5.875%	10/1/12	1,850	1,924
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	6,325	6,791
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	400	418
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	375	383
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,600	4,288
2 Niagara Mohawk Power Corp.	3.553%	10/1/14	50	53
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co.	1.950%	8/15/15	125	127
Ohio Power Co.	6.000%	6/1/16	2,000	2,313
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	564
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,399
Pacific Gas & Electric Co.	6.250%	12/1/13	310	340
Pacific Gas & Electric Co.	4.800%	3/1/14	4,725	5,073
Peco Energy Co.	5.000%	10/1/14	25	28
Pepco Holdings Inc.	2.700%	10/1/15	500	513
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	6.300%	7/15/13	1,650	1,771
PPL Energy Supply LLC	5.400%	8/15/14	75	81
PPL Energy Supply LLC	6.200%	5/15/16	1,100	1,226
Progress Energy Inc.	6.050%	3/15/14	2,425	2,684
PSEG Power LLC	2.500%	4/15/13	1,750	1,769
PSEG Power LLC	5.000%	4/1/14	100	107
PSEG Power LLC	5.500%	12/1/15	975	1,080
PSEG Power LLC	2.750%	9/15/16	300	299
Public Service Co. of Colorado	7.875%	10/1/12	1,315	1,393
Public Service Electric & Gas Co.	5.125%	9/1/12	1,700	1,755
Public Service Electric & Gas Co.	2.700%	5/1/15	1,025	1,072
San Diego Gas & Electric Co.	5.300%	11/15/15	300	344
Sierra Pacific Power Co.	6.000%	5/15/16	1,350	1,565
Southern California Edison Co.	5.750%	3/15/14	3,850	4,245
Southern California Edison Co.	4.150%	9/15/14	1,089	1,173
Southern California Edison Co.	4.650%	4/1/15	600	659
Southern Co.	4.150%	5/15/14	1,141	1,222
Southern Co.	2.375%	9/15/15	4,450	4,554
Southern Power Co.	4.875%	7/15/15	1,875	2,052
TECO Finance Inc.	4.000%	3/15/16	725	760
TransAlta Corp.	4.750%	1/15/15	1,600	1,712
Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,062

Natural Gas (2.0%)
Atmos Energy Corp.	5.125%	1/15/13	300	314
Atmos Energy Corp.	4.950%	10/15/14	105	115
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,564
DCP Midstream Operating LP	3.250%	10/1/15	200	201
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,140
Enbridge Inc.	5.800%	6/15/14	325	357
Energy Transfer Partners LP	6.000%	7/1/13	340	359
Energy Transfer Partners LP	5.950%	2/1/15	2,550	2,759
Enterprise Products Operating LLC	6.375%	2/1/13	100	105
Enterprise Products Operating LLC	9.750%	1/31/14	425	492
Enterprise Products Operating LLC	5.600%	10/15/14	3,600	3,952
Enterprise Products Operating LLC	5.000%	3/1/15	206	225
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,370
Enterprise Products Operating LLC	3.200%	2/1/16	1,500	1,560

Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,646
Kinder Morgan Energy Partners LP	3.500%	3/1/16	3,900	4,049
Magellan Midstream Partners LP	5.650%	10/15/16	650	735
National Grid plc	6.300%	8/1/16	1,800	2,070
Nisource Finance Corp.	6.150%	3/1/13	1,675	1,776
Nisource Finance Corp.	5.400%	7/15/14	2,325	2,532
Oneok Inc.	5.200%	6/15/15	225	248
ONEOK Partners LP	3.250%	2/1/16	1,725	1,765
ONEOK Partners LP	6.150%	10/1/16	1,000	1,149
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	1,000	1,020
Questar Corp.	2.750%	2/1/16	275	278
Sempra Energy	2.000%	3/15/14	4,625	4,675
Spectra Energy Capital LLC	6.250%	2/15/13	1,725	1,817
Texas Gas Transmission LLC	4.600%	6/1/15	175	188
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	445
TransCanada PipeLines Ltd.	3.400%	6/1/15	1,500	1,584
Williams Partners LP	3.800%	2/15/15	2,900	3,037

Other Utility (0.0%)
Veolia Environnement SA	5.250%	6/3/13	900	937

				148,987
Total Corporate Bonds (Cost $2,182,275)				2,176,304
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)

3 Vanguard Market Liquidity Fund (Cost $19,609)	0.135%		19,608,879	19,609

Total Investments (99.9%) (Cost $2,224,009)				2,218,022
Other Assets and Liabilities-Net (0.1%)				2,016
Net Assets (100%)				2,220,038

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $4,876,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Short-Term Corporate Bond Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	22,109	—
Corporate Bonds	—	2,176,304	—
Temporary Cash Investments	19,609	—	—
Total	19,609	2,198,413	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $2,224,136,000. Net unrealized depreciation of investment securities for tax purposes was $6,114,000, consisting of unrealized gains of $19,349,000 on securities that had risen in value since their purchase and $25,463,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.2%)
U.S. Government Securities (1.2%)
United States Treasury Note/Bond	4.000%	11/15/12	1,475	1,529
United States Treasury Note/Bond	0.875%	11/30/16	6,700	6,669
United States Treasury Note/Bond	1.375%	11/30/18	2,475	2,449
United States Treasury Note/Bond	2.000%	11/15/21	1,280	1,271
Total U.S. Government and Agency Obligations (Cost $11,926)				11,918
Corporate Bonds (97.1%)
Finance (32.7%)
Banking (20.8%)
American Express Co.	6.150%	8/28/17	2,450	2,762
American Express Co.	7.000%	3/19/18	3,875	4,532
American Express Co.	8.125%	5/20/19	575	727
BanColombia SA	5.950%	6/3/21	600	602
Bank of America Corp.	5.420%	3/15/17	500	441
Bank of America Corp.	6.000%	9/1/17	5,250	4,860
Bank of America Corp.	5.750%	12/1/17	1,775	1,618
Bank of America Corp.	5.650%	5/1/18	5,525	4,953
Bank of America Corp.	7.625%	6/1/19	750	735
Bank of America Corp.	5.625%	7/1/20	3,825	3,387
Bank of America Corp.	5.875%	1/5/21	2,700	2,386
Bank of America NA	5.300%	3/15/17	3,100	2,735
Bank of New York Mellon Corp.	4.600%	1/15/20	1,350	1,439
Bank of New York Mellon Corp.	4.150%	2/1/21	900	932
Bank of New York Mellon Corp.	3.550%	9/23/21	500	494
Bank of Nova Scotia	4.375%	1/13/21	1,075	1,156
Barclays Bank plc	6.750%	5/22/19	2,400	2,539
Barclays Bank plc	5.125%	1/8/20	1,300	1,254
Barclays Bank plc	5.140%	10/14/20	1,825	1,500
BB&T Corp.	6.850%	4/30/19	1,000	1,205
BB&T Corp.	5.250%	11/1/19	375	409
Bear Stearns Cos. LLC	5.550%	1/22/17	75	78
Bear Stearns Cos. LLC	6.400%	10/2/17	3,900	4,230
Bear Stearns Cos. LLC	7.250%	2/1/18	2,900	3,325
BNP Paribas SA	5.000%	1/15/21	2,500	2,264
Capital One Bank USA NA	8.800%	7/15/19	1,175	1,378
Capital One Financial Corp.	6.750%	9/15/17	925	1,026
Capital One Financial Corp.	4.750%	7/15/21	1,100	1,123
Citigroup Inc.	5.500%	2/15/17	4,150	4,164
Citigroup Inc.	6.000%	8/15/17	725	754
Citigroup Inc.	6.125%	11/21/17	2,025	2,112
Citigroup Inc.	6.125%	5/15/18	4,700	4,889
Citigroup Inc.	8.500%	5/22/19	2,000	2,294
Citigroup Inc.	5.375%	8/9/20	1,100	1,100
Comerica Bank	5.200%	8/22/17	650	711
Compass Bank	6.400%	10/1/17	400	396
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	4.500%	1/11/21	1,525	1,592
1 Credit Suisse AG	5.860%	5/29/49	976	742
Credit Suisse New York	6.000%	2/15/18	1,700	1,658

Credit Suisse New York	5.300%	8/13/19	2,075	2,123
Credit Suisse New York	5.400%	1/14/20	2,175	1,985
Credit Suisse New York	4.375%	8/5/20	1,410	1,359
Deutsche Bank AG	6.000%	9/1/17	2,750	3,043
Discover Bank	8.700%	11/18/19	725	810
Fifth Third Bancorp	5.450%	1/15/17	1,600	1,684
1 Fifth Third Capital Trust IV	6.500%	4/15/67	525	507
First Niagara Financial Group Inc.	6.750%	3/19/20	100	110
Goldman Sachs Group Inc.	5.625%	1/15/17	1,975	1,930
Goldman Sachs Group Inc.	5.950%	1/18/18	3,325	3,288
Goldman Sachs Group Inc.	6.150%	4/1/18	6,100	6,088
Goldman Sachs Group Inc.	7.500%	2/15/19	885	944
Goldman Sachs Group Inc.	5.375%	3/15/20	4,925	4,608
Goldman Sachs Group Inc.	6.000%	6/15/20	1,850	1,803
Goldman Sachs Group Inc.	5.250%	7/27/21	1,375	1,274
HSBC Bank USA NA	6.000%	8/9/17	625	639
HSBC Bank USA NA	4.875%	8/24/20	1,255	1,145
HSBC Holdings plc	5.100%	4/5/21	2,050	2,122
Huntington Bancshares Inc.	7.000%	12/15/20	1,125	1,239
JPMorgan Chase & Co.	3.700%	1/20/15	50	51
JPMorgan Chase & Co.	6.125%	6/27/17	725	778
JPMorgan Chase & Co.	6.000%	1/15/18	4,015	4,415
JPMorgan Chase & Co.	6.300%	4/23/19	2,850	3,126
JPMorgan Chase & Co.	4.400%	7/22/20	1,750	1,726
JPMorgan Chase & Co.	4.250%	10/15/20	1,700	1,645
JPMorgan Chase & Co.	4.625%	5/10/21	1,600	1,588
JPMorgan Chase & Co.	4.350%	8/15/21	2,825	2,732
JPMorgan Chase Bank NA	6.000%	10/1/17	3,260	3,477
KeyCorp	5.100%	3/24/21	825	832
Lloyds TSB Bank plc	6.375%	1/21/21	2,350	2,317
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,900	1,713
Merrill Lynch & Co. Inc.	6.875%	4/25/18	3,175	3,001
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	371
Morgan Stanley	5.450%	1/9/17	6,525	6,066
Morgan Stanley	5.550%	4/27/17	900	831
Morgan Stanley	5.950%	12/28/17	1,675	1,570
Morgan Stanley	6.625%	4/1/18	2,350	2,210
Morgan Stanley	7.300%	5/13/19	350	342
Morgan Stanley	5.625%	9/23/19	290	253
Morgan Stanley	5.500%	1/26/20	8,275	7,285
Morgan Stanley	5.500%	7/24/20	425	363
Morgan Stanley	5.750%	1/25/21	3,325	2,943
Morgan Stanley	5.500%	7/28/21	650	562
National City Corp.	6.875%	5/15/19	1,750	2,030
Northern Trust Corp.	3.450%	11/4/20	300	303
Northern Trust Corp.	3.375%	8/23/21	575	582
PNC Funding Corp.	5.125%	2/8/20	1,850	2,046
PNC Funding Corp.	4.375%	8/11/20	2,000	2,088
Royal Bank of Scotland Group plc	4.700%	7/3/18	750	553
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,575	4,271
Royal Bank of Scotland plc	5.625%	8/24/20	75	71
Sovereign Bank	8.750%	5/30/18	400	440
State Street Corp.	4.956%	3/15/18	475	493
State Street Corp.	4.375%	3/7/21	1,700	1,820
SunTrust Banks Inc.	3.500%	1/20/17	535	532
SunTrust Banks Inc.	6.000%	9/11/17	575	632
UBS AG	5.875%	12/20/17	3,425	3,513

UBS AG	5.750%	4/25/18	1,775	1,796
UBS AG	4.875%	8/4/20	2,375	2,277
US Bancorp	4.125%	5/24/21	850	926
Wachovia Bank NA	6.000%	11/15/17	1,100	1,209
Wachovia Corp.	5.750%	2/1/18	1,575	1,762
Wells Fargo & Co.	5.625%	12/11/17	5,375	5,999
Wells Fargo & Co.	4.600%	4/1/21	1,375	1,458
Westpac Banking Corp.	4.875%	11/19/19	2,500	2,591

Brokerage (0.9%)
Ameriprise Financial Inc.	5.300%	3/15/20	850	912
BlackRock Inc.	6.250%	9/15/17	200	232
BlackRock Inc.	5.000%	12/10/19	900	959
BlackRock Inc.	4.250%	5/24/21	700	718
Charles Schwab Corp.	4.450%	7/22/20	1,150	1,178
2 GFI Group Inc.	8.375%	7/19/18	150	137
Jefferies Group Inc.	8.500%	7/15/19	1,830	1,702
Lazard Group LLC	6.850%	6/15/17	200	209
Nomura Holdings Inc.	6.700%	3/4/20	1,575	1,703
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,000	1,071

Finance Companies (3.1%)
Discover Financial Services	6.450%	6/12/17	100	104
Discover Financial Services	10.250%	7/15/19	300	356
1 GE Capital Trust I	6.375%	11/15/67	800	772
General Electric Capital Corp.	5.400%	2/15/17	2,975	3,256
General Electric Capital Corp.	5.625%	9/15/17	2,165	2,369
General Electric Capital Corp.	5.625%	5/1/18	1,470	1,592
General Electric Capital Corp.	6.000%	8/7/19	8,400	9,221
General Electric Capital Corp.	5.550%	5/4/20	250	270
General Electric Capital Corp.	4.375%	9/16/20	550	546
General Electric Capital Corp.	4.625%	1/7/21	975	971
General Electric Capital Corp.	5.300%	2/11/21	900	927
General Electric Capital Corp.	4.650%	10/17/21	850	855
1 General Electric Capital Corp.	6.375%	11/15/67	1,250	1,206
HSBC Finance Corp.	6.676%	1/15/21	3,318	3,272
SLM Corp.	8.450%	6/15/18	2,550	2,550
SLM Corp.	8.000%	3/25/20	900	882

Insurance (5.2%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	228
ACE INA Holdings Inc.	5.900%	6/15/19	1,400	1,643
Aetna Inc.	6.500%	9/15/18	750	901
Aetna Inc.	3.950%	9/1/20	1,300	1,319
Aflac Inc.	8.500%	5/15/19	800	967
Alleghany Corp.	5.625%	9/15/20	100	103
Allstate Corp.	7.450%	5/16/19	1,425	1,705
1 Allstate Corp.	6.125%	5/15/67	350	315
Alterra Finance LLC	6.250%	9/30/20	95	102
American International Group Inc.	5.450%	5/18/17	675	640
American International Group Inc.	5.850%	1/16/18	450	433
American International Group Inc.	8.250%	8/15/18	925	984
American International Group Inc.	6.400%	12/15/20	5,100	4,987
AON Corp.	5.000%	9/30/20	950	1,013
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	103
Axis Specialty Finance LLC	5.875%	6/1/20	200	208
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,275	1,451

Berkshire Hathaway Finance Corp.	4.250%	1/15/21	600	638
Chubb Corp.	5.750%	5/15/18	575	680
1 Chubb Corp.	6.375%	3/29/67	850	831
CIGNA Corp.	4.375%	12/15/20	425	423
CIGNA Corp.	4.500%	3/15/21	1,225	1,227
CNA Financial Corp.	7.350%	11/15/19	850	936
CNA Financial Corp.	5.875%	8/15/20	100	101
CNA Financial Corp.	5.750%	8/15/21	500	501
Coventry Health Care Inc.	5.450%	6/15/21	550	601
Genworth Financial Inc.	8.625%	12/15/16	50	51
Genworth Financial Inc.	7.700%	6/15/20	400	371
Genworth Financial Inc.	7.200%	2/15/21	225	205
Genworth Financial Inc.	7.625%	9/24/21	725	681
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	104
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,875	1,811
Humana Inc.	7.200%	6/15/18	300	349
Lincoln National Corp.	8.750%	7/1/19	825	971
1 Lincoln National Corp.	6.050%	4/20/67	300	251
Manulife Financial Corp.	4.900%	9/17/20	925	913
Markel Corp.	5.350%	6/1/21	380	386
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,225	1,299
MetLife Inc.	6.817%	8/15/18	1,950	2,272
MetLife Inc.	7.717%	2/15/19	545	662
MetLife Inc.	4.750%	2/8/21	100	104
PartnerRe Finance B LLC	5.500%	6/1/20	400	412
Progressive Corp.	3.750%	8/23/21	400	409
1 Progressive Corp.	6.700%	6/15/67	525	526
Protective Life Corp.	7.375%	10/15/19	100	107
Prudential Financial Inc.	7.375%	6/15/19	1,625	1,861
Prudential Financial Inc.	5.375%	6/21/20	1,475	1,525
1 Prudential Financial Inc.	8.875%	6/15/68	425	474
Reinsurance Group of America Inc.	5.000%	6/1/21	1,400	1,422
Travelers Cos. Inc.	5.800%	5/15/18	600	693
Travelers Cos. Inc.	5.900%	6/2/19	1,200	1,399
UnitedHealth Group Inc.	6.000%	2/15/18	2,050	2,391
UnitedHealth Group Inc.	3.375%	11/15/21	275	272
Unum Group	5.625%	9/15/20	225	234
WellPoint Inc.	5.250%	1/15/16	100	111
WellPoint Inc.	7.000%	2/15/19	2,025	2,425
Willis Group Holdings plc	5.750%	3/15/21	1,550	1,604
Willis North America Inc.	7.000%	9/29/19	150	167
WR Berkley Corp.	5.375%	9/15/20	175	174
XLIT Ltd.	5.750%	10/1/21	275	281

Other Finance (0.0%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	300	300

Real Estate Investment Trusts (2.7%)
AvalonBay Communities Inc.	5.700%	3/15/17	335	374
Boston Properties LP	3.700%	11/15/18	490	490
Boston Properties LP	5.875%	10/15/19	1,350	1,485
Boston Properties LP	5.625%	11/15/20	500	545
Brandywine Operating Partnership LP	5.700%	5/1/17	200	204
Brandywine Operating Partnership LP	4.950%	4/15/18	500	486
CommonWealth REIT	5.875%	9/15/20	400	406
Digital Realty Trust LP	5.875%	2/1/20	600	617
Digital Realty Trust LP	5.250%	3/15/21	785	776

Duke Realty LP	6.750%	3/15/20	850	922
ERP Operating LP	5.750%	6/15/17	1,125	1,235
ERP Operating LP	4.750%	7/15/20	300	304
HCP Inc.	6.000%	1/30/17	300	324
HCP Inc.	6.700%	1/30/18	1,750	1,902
HCP Inc.	5.375%	2/1/21	300	308
Health Care REIT Inc.	4.700%	9/15/17	1,025	1,009
Health Care REIT Inc.	4.950%	1/15/21	900	842
Healthcare Realty Trust Inc.	5.750%	1/15/21	400	398
Hospitality Properties Trust	5.625%	3/15/17	350	352
Kilroy Realty LP	4.800%	7/15/18	950	935
Kimco Realty Corp.	6.875%	10/1/19	450	503
Liberty Property LP	6.625%	10/1/17	250	282
Liberty Property LP	4.750%	10/1/20	870	863
ProLogis LP	4.500%	8/15/17	200	198
ProLogis LP	7.375%	10/30/19	450	503
ProLogis LP	6.875%	3/15/20	1,675	1,855
Realty Income Corp.	6.750%	8/15/19	500	565
Realty Income Corp.	5.750%	1/15/21	450	478
Simon Property Group LP	5.250%	12/1/16	900	982
Simon Property Group LP	6.125%	5/30/18	775	878
Simon Property Group LP	10.350%	4/1/19	1,250	1,702
Simon Property Group LP	5.650%	2/1/20	1,300	1,451
Simon Property Group LP	4.125%	12/1/21	250	253
UDR Inc.	4.250%	6/1/18	125	126
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,225	1,177
				312,749
Industrial (53.6%)
Basic Industry (6.1%)
Air Products & Chemicals Inc.	3.000%	11/3/21	475	476
Albemarle Corp.	4.500%	12/15/20	125	133
Alcoa Inc.	5.550%	2/1/17	2,100	2,216
Alcoa Inc.	6.750%	7/15/18	200	214
Alcoa Inc.	6.150%	8/15/20	1,625	1,624
Alcoa Inc.	5.400%	4/15/21	175	166
Allegheny Technologies Inc.	9.375%	6/1/19	200	251
Allegheny Technologies Inc.	5.950%	1/15/21	265	277
AngloGold Ashanti Holdings plc	5.375%	4/15/20	700	681
ArcelorMittal	6.125%	6/1/18	1,750	1,696
ArcelorMittal	9.850%	6/1/19	475	508
ArcelorMittal	5.250%	8/5/20	2,925	2,548
ArcelorMittal	5.500%	3/1/21	350	304
Barrick Gold Corp.	6.950%	4/1/19	725	868
Barrick North America Finance LLC	6.800%	9/15/18	1,700	2,027
Barrick North America Finance LLC	4.400%	5/30/21	550	577
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,175	2,676
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	800	801
Carpenter Technology Corp.	5.200%	7/15/21	200	192
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	351
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	52
Cliffs Natural Resources Inc.	4.875%	4/1/21	1,600	1,554
Commercial Metals Co.	7.350%	8/15/18	600	564
Dow Chemical Co.	5.700%	5/15/18	1,525	1,666
Dow Chemical Co.	4.250%	11/15/20	3,600	3,611
Dow Chemical Co.	4.125%	11/15/21	775	767
Eastman Chemical Co.	4.500%	1/15/21	550	573
EI du Pont de Nemours & Co.	6.000%	7/15/18	725	877

EI du Pont de Nemours & Co.	4.625%	1/15/20	2,175	2,468
EI du Pont de Nemours & Co.	3.625%	1/15/21	500	529
EI du Pont de Nemours & Co.	4.250%	4/1/21	500	554
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,530	1,628
International Paper Co.	7.950%	6/15/18	3,325	3,952
International Paper Co.	9.375%	5/15/19	175	223
2 Kinross Gold Corp.	5.125%	9/1/21	350	346
Lubrizol Corp.	8.875%	2/1/19	600	804
Newmont Mining Corp.	5.125%	10/1/19	600	652
Nucor Corp.	5.750%	12/1/17	500	586
Plum Creek Timberlands LP	4.700%	3/15/21	250	247
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,450	1,494
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	123
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	226
PPG Industries Inc.	6.650%	3/15/18	400	479
PPG Industries Inc.	3.600%	11/15/20	1,270	1,298
Praxair Inc.	4.500%	8/15/19	300	336
Praxair Inc.	3.000%	9/1/21	1,175	1,182
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	3,150	3,717
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	675	903
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,600	1,663
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	800	808
RPM International Inc.	6.125%	10/15/19	325	350
Sigma-Aldrich Corp.	3.375%	11/1/20	40	41
Southern Copper Corp.	5.375%	4/16/20	200	207
Teck Resources Ltd.	3.150%	1/15/17	1,725	1,762
Teck Resources Ltd.	3.850%	8/15/17	400	420
Teck Resources Ltd.	10.750%	5/15/19	275	340
Vale Overseas Ltd.	5.625%	9/15/19	1,925	2,054
Vale Overseas Ltd.	4.625%	9/15/20	1,050	1,050

Capital Goods (5.7%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	223
Allied Waste North America Inc.	6.875%	6/1/17	200	213
Boeing Capital Corp.	2.900%	8/15/18	300	309
Boeing Co.	6.000%	3/15/19	225	270
Boeing Co.	4.875%	2/15/20	1,125	1,286
Boeing Co.	8.750%	8/15/21	300	431
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,050	3,868
Caterpillar Inc.	7.900%	12/15/18	1,100	1,455
CRH America Inc.	8.125%	7/15/18	200	230
CRH America Inc.	5.750%	1/15/21	400	406
Danaher Corp.	5.400%	3/1/19	475	561
Danaher Corp.	3.900%	6/23/21	1,075	1,163
Deere & Co.	4.375%	10/16/19	1,050	1,158
Dover Corp.	4.300%	3/1/21	950	1,062
Eaton Corp.	6.950%	3/20/19	1,085	1,367
Embraer Overseas Ltd.	6.375%	1/24/17	200	216
Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,377
Emerson Electric Co.	4.875%	10/15/19	800	917
Emerson Electric Co.	4.250%	11/15/20	575	628
General Dynamics Corp.	3.875%	7/15/21	1,150	1,233
General Electric Co.	5.250%	12/6/17	3,575	4,022
Goodrich Corp.	4.875%	3/1/20	225	254
Goodrich Corp.	3.600%	2/1/21	375	382
Harsco Corp.	5.750%	5/15/18	475	541
Honeywell International Inc.	5.300%	3/1/18	2,100	2,455

Honeywell International Inc.	4.250%	3/1/21	500	554
Illinois Tool Works Inc.	6.250%	4/1/19	475	588
2 Illinois Tool Works Inc.	3.375%	9/15/21	250	261
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,429	1,712
John Deere Capital Corp.	2.000%	1/13/17	25	25
John Deere Capital Corp.	5.500%	4/13/17	800	938
John Deere Capital Corp.	2.800%	9/18/17	300	310
John Deere Capital Corp.	5.350%	4/3/18	250	292
John Deere Capital Corp.	3.900%	7/12/21	1,200	1,271
L-3 Communications Corp.	5.200%	10/15/19	75	75
L-3 Communications Corp.	4.750%	7/15/20	1,725	1,653
L-3 Communications Corp.	4.950%	2/15/21	425	413
Lockheed Martin Corp.	4.250%	11/15/19	2,125	2,220
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,410
Owens Corning	6.500%	12/1/16	850	903
Raytheon Co.	4.400%	2/15/20	125	134
Raytheon Co.	3.125%	10/15/20	2,225	2,181
Republic Services Inc.	3.800%	5/15/18	500	520
Republic Services Inc.	5.500%	9/15/19	925	1,049
Republic Services Inc.	5.000%	3/1/20	675	747
Republic Services Inc.	5.250%	11/15/21	700	781
Rockwell Collins Inc.	3.100%	11/15/21	475	473
Roper Industries Inc.	6.250%	9/1/19	600	703
Sonoco Products Co.	4.375%	11/1/21	200	204
Stanley Black & Decker Inc.	3.400%	12/1/21	600	604
Tyco International Finance SA	3.750%	1/15/18	600	621
Tyco International Finance SA	8.500%	1/15/19	250	324
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	1,000	1,229
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	250	307
United Technologies Corp.	5.375%	12/15/17	750	879
United Technologies Corp.	6.125%	2/1/19	1,675	2,033
United Technologies Corp.	4.500%	4/15/20	1,100	1,215
Waste Management Inc.	6.100%	3/15/18	650	758
Waste Management Inc.	4.750%	6/30/20	625	673
Waste Management Inc.	4.600%	3/1/21	450	479

Communication (8.9%)
America Movil SAB de CV	5.000%	10/16/19	450	485
America Movil SAB de CV	5.000%	3/30/20	2,775	2,996
American Tower Corp.	7.000%	10/15/17	600	690
American Tower Corp.	4.500%	1/15/18	650	653
American Tower Corp.	5.050%	9/1/20	800	808
AT&T Inc.	5.500%	2/1/18	6,725	7,644
AT&T Inc.	4.450%	5/15/21	750	792
AT&T Inc.	3.875%	8/15/21	725	732
British Telecommunications plc	5.950%	1/15/18	1,225	1,326
CBS Corp.	8.875%	5/15/19	1,000	1,270
CBS Corp.	5.750%	4/15/20	440	483
CBS Corp.	4.300%	2/15/21	250	250
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	2,225	2,958
CenturyLink Inc.	5.150%	6/15/17	1,500	1,465
CenturyLink Inc.	6.450%	6/15/21	1,700	1,625
Comcast Corp.	6.500%	1/15/17	1,425	1,677
Comcast Corp.	6.300%	11/15/17	2,200	2,605

Comcast Corp.	5.700%	5/15/18	2,050	2,324
Comcast Corp.	5.700%	7/1/19	100	114
Comcast Corp.	5.150%	3/1/20	100	111
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,625	1,851
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	2,775	3,042
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	350	367
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	820	826
Discovery Communications LLC	5.050%	6/1/20	1,775	1,914
Discovery Communications LLC	4.375%	6/15/21	500	512
France Telecom SA	5.375%	7/8/19	925	999
France Telecom SA	4.125%	9/14/21	1,075	1,053
Grupo Televisa SAB	6.000%	5/15/18	400	445
GTE Corp.	8.750%	11/1/21	275	378
NBCUniversal Media LLC	5.150%	4/30/20	1,275	1,373
NBCUniversal Media LLC	4.375%	4/1/21	2,015	2,053
News America Inc.	6.900%	3/1/19	2,525	2,925
Omnicom Group Inc.	4.450%	8/15/20	1,050	1,058
Reed Elsevier Capital Inc.	8.625%	1/15/19	825	998
Rogers Communications Inc.	6.800%	8/15/18	1,175	1,420
Telecom Italia Capital SA	6.999%	6/4/18	675	612
Telecom Italia Capital SA	7.175%	6/18/19	700	632
Telefonica Emisiones SAU	6.421%	6/20/16	1,300	1,311
Telefonica Emisiones SAU	6.221%	7/3/17	1,300	1,285
Telefonica Emisiones SAU	5.877%	7/15/19	310	297
Telefonica Emisiones SAU	5.134%	4/27/20	875	768
Telefonica Emisiones SAU	5.462%	2/16/21	225	203
Thomson Reuters Corp.	6.500%	7/15/18	750	891
Thomson Reuters Corp.	4.700%	10/15/19	800	865
Time Warner Cable Inc.	5.850%	5/1/17	3,125	3,518
Time Warner Cable Inc.	6.750%	7/1/18	1,500	1,736
Time Warner Cable Inc.	8.250%	4/1/19	2,525	3,125
Time Warner Cable Inc.	5.000%	2/1/20	1,250	1,322
Time Warner Cable Inc.	4.000%	9/1/21	775	752
Verizon Communications Inc.	5.500%	4/1/17	450	518
Verizon Communications Inc.	5.500%	2/15/18	4,875	5,604
Verizon Communications Inc.	6.100%	4/15/18	200	237
Verizon Communications Inc.	8.750%	11/1/18	1,625	2,162
Verizon Communications Inc.	4.600%	4/1/21	1,000	1,065
Verizon Communications Inc.	3.500%	11/1/21	1,050	1,039
Virgin Media Secured Finance plc	5.250%	1/15/21	1,700	1,792
Vodafone Group plc	5.625%	2/27/17	300	345
Vodafone Group plc	4.625%	7/15/18	250	276
Vodafone Group plc	5.450%	6/10/19	2,175	2,492
2 WPP Finance 2010	4.750%	11/21/21	450	435

Consumer Cyclical (5.1%)
AutoZone Inc.	4.000%	11/15/20	300	298
Best Buy Co. Inc.	5.500%	3/15/21	300	283
BorgWarner Inc.	4.625%	9/15/20	75	79
Costco Wholesale Corp.	5.500%	3/15/17	825	987
CVS Caremark Corp.	5.750%	6/1/17	2,050	2,363
CVS Caremark Corp.	4.750%	5/18/20	1,400	1,537
Darden Restaurants Inc.	6.200%	10/15/17	300	349
Darden Restaurants Inc.	4.500%	10/15/21	625	628

eBay Inc.	3.250%	10/15/20	550	540
Expedia Inc.	7.456%	8/15/18	350	392
Expedia Inc.	5.950%	8/15/20	1,175	1,178
Family Dollar Stores Inc.	5.000%	2/1/21	100	101
Gap Inc.	5.950%	4/12/21	900	851
Historic TW Inc.	6.875%	6/15/18	1,064	1,251
Home Depot Inc.	3.950%	9/15/20	1,000	1,054
Hyatt Hotels Corp.	5.375%	8/15/21	150	151
International Game Technology	5.500%	6/15/20	50	51
Johnson Controls Inc.	5.000%	3/30/20	725	792
Johnson Controls Inc.	3.750%	12/1/21	475	472
Kohl's Corp.	6.250%	12/15/17	300	355
Kohl's Corp.	4.000%	11/1/21	725	729
Lowe's Cos. Inc.	4.625%	4/15/20	575	613
Lowe's Cos. Inc.	3.750%	4/15/21	500	504
Lowe's Cos. Inc.	3.800%	11/15/21	300	299
Macy's Retail Holdings Inc.	5.900%	12/1/16	1,700	1,878
McDonald's Corp.	5.350%	3/1/18	1,075	1,274
McDonald's Corp.	5.000%	2/1/19	500	585
McDonald's Corp.	3.500%	7/15/20	1,500	1,591
Nordstrom Inc.	6.250%	1/15/18	400	463
Nordstrom Inc.	4.750%	5/1/20	600	647
Nordstrom Inc.	4.000%	10/15/21	425	432
O'Reilly Automotive Inc.	4.875%	1/14/21	150	157
O'Reilly Automotive Inc.	4.625%	9/15/21	375	387
Target Corp.	5.375%	5/1/17	300	349
Target Corp.	6.000%	1/15/18	2,650	3,213
Time Warner Inc.	4.875%	3/15/20	2,850	3,031
TJX Cos. Inc.	6.950%	4/15/19	150	188
Toyota Motor Credit Corp.	4.500%	6/17/20	650	714
Toyota Motor Credit Corp.	4.250%	1/11/21	425	459
Toyota Motor Credit Corp.	3.400%	9/15/21	900	905
VF Corp.	3.500%	9/1/21	400	404
Viacom Inc.	3.500%	4/1/17	1,575	1,626
Viacom Inc.	6.125%	10/5/17	600	689
Wal-Mart Stores Inc.	5.375%	4/5/17	1,950	2,288
Wal-Mart Stores Inc.	5.800%	2/15/18	1,200	1,452
Wal-Mart Stores Inc.	3.625%	7/8/20	1,325	1,413
Wal-Mart Stores Inc.	3.250%	10/25/20	1,825	1,891
Wal-Mart Stores Inc.	4.250%	4/15/21	300	337
Walgreen Co.	5.250%	1/15/19	1,325	1,563
Walt Disney Co.	3.750%	6/1/21	2,100	2,239
Western Union Co.	3.650%	8/22/18	400	406
Wyndham Worldwide Corp.	5.750%	2/1/18	1,250	1,328
Yum! Brands Inc.	6.250%	3/15/18	650	754
Yum! Brands Inc.	3.875%	11/1/20	300	306

Consumer Noncyclical (14.1%)
Abbott Laboratories	5.600%	11/30/17	2,050	2,419
Abbott Laboratories	5.125%	4/1/19	550	620
Abbott Laboratories	4.125%	5/27/20	1,100	1,177
Allergan Inc.	3.375%	9/15/20	1,125	1,147
Altria Group Inc.	9.700%	11/10/18	2,375	3,110
Altria Group Inc.	9.250%	8/6/19	1,650	2,131
Altria Group Inc.	4.750%	5/5/21	2,625	2,762
AmerisourceBergen Corp.	3.500%	11/15/21	1,000	1,006
Amgen Inc.	5.850%	6/1/17	2,425	2,754

Amgen Inc.	5.700%	2/1/19	150	167
Amgen Inc.	3.450%	10/1/20	1,375	1,309
Amgen Inc.	4.100%	6/15/21	350	350
Amgen Inc.	3.875%	11/15/21	950	931
Anheuser-Busch Cos. LLC	5.500%	1/15/18	750	863
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	1,700	2,194
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	850	1,057
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	2,825	3,246
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	175	198
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,350	1,474
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	580
Archer-Daniels-Midland Co.	4.479%	3/1/21	725	797
2 Aristotle Holding Inc.	4.750%	11/15/21	1,425	1,453
AstraZeneca plc	5.900%	9/15/17	1,550	1,848
Avon Products Inc.	6.500%	3/1/19	350	394
Baxter International Inc.	4.500%	8/15/19	850	948
Becton Dickinson and Co.	3.250%	11/12/20	800	812
Becton Dickinson and Co.	3.125%	11/8/21	925	922
Biogen Idec Inc.	6.875%	3/1/18	600	720
Boston Scientific Corp.	5.125%	1/12/17	600	642
Boston Scientific Corp.	6.000%	1/15/20	700	764
Bottling Group LLC	5.125%	1/15/19	500	573
Bristol-Myers Squibb Co.	5.450%	5/1/18	855	1,014
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,100	1,341
Campbell Soup Co.	3.050%	7/15/17	125	132
Campbell Soup Co.	4.250%	4/15/21	425	461
Cardinal Health Inc.	4.625%	12/15/20	200	213
CareFusion Corp.	6.375%	8/1/19	750	882
Celgene Corp.	3.950%	10/15/20	65	65
Clorox Co.	3.800%	11/15/21	625	623
Coca-Cola Co.	5.350%	11/15/17	1,975	2,359
Coca-Cola Co.	3.150%	11/15/20	1,700	1,755
2 Coca-Cola Co.	3.300%	9/1/21	500	514
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	425
Colgate-Palmolive Co.	1.300%	1/15/17	625	619
Colgate-Palmolive Co.	2.625%	5/1/17	300	316
Colgate-Palmolive Co.	2.450%	11/15/21	250	244
ConAgra Foods Inc.	7.000%	4/15/19	1,500	1,778
Corn Products International Inc.	4.625%	11/1/20	50	53
Covidien International Finance SA	6.000%	10/15/17	825	981
Covidien International Finance SA	4.200%	6/15/20	625	680
CR Bard Inc.	4.400%	1/15/21	1,200	1,355
DENTSPLY International Inc.	4.125%	8/15/21	300	307
Diageo Capital plc	5.750%	10/23/17	1,400	1,639
Diageo Capital plc	4.828%	7/15/20	510	562
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	770	944
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	175	172
Eli Lilly & Co.	5.200%	3/15/17	1,300	1,484
2 Energizer Holdings Inc.	4.700%	5/19/21	525	531
General Mills Inc.	5.700%	2/15/17	675	792
General Mills Inc.	5.650%	2/15/19	1,550	1,820
General Mills Inc.	3.150%	12/15/21	50	49
Gilead Sciences Inc.	4.500%	4/1/21	850	866
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,725	3,245
Hershey Co.	4.125%	12/1/20	225	248
Hormel Foods Corp.	4.125%	4/15/21	100	109
JM Smucker Co.	3.500%	10/15/21	550	548

Johnson & Johnson	5.550%	8/15/17	925	1,111
Johnson & Johnson	5.150%	7/15/18	1,600	1,903
Kellogg Co.	3.250%	5/21/18	525	547
Kellogg Co.	4.150%	11/15/19	75	80
Kellogg Co.	4.000%	12/15/20	975	1,023
Kimberly-Clark Corp.	6.125%	8/1/17	1,329	1,611
Kimberly-Clark Corp.	7.500%	11/1/18	425	556
Kimberly-Clark Corp.	3.625%	8/1/20	100	106
Kimberly-Clark Corp.	3.875%	3/1/21	75	81
Koninklijke Philips Electronics NV	5.750%	3/11/18	1,400	1,599
Kraft Foods Inc.	6.500%	8/11/17	1,075	1,259
Kraft Foods Inc.	6.125%	2/1/18	3,350	3,854
Kraft Foods Inc.	6.125%	8/23/18	400	465
Kraft Foods Inc.	5.375%	2/10/20	2,975	3,294
Kroger Co.	6.400%	8/15/17	600	712
Kroger Co.	6.150%	1/15/20	800	954
Laboratory Corp. of America Holdings	4.625%	11/15/20	900	938
Life Technologies Corp.	6.000%	3/1/20	500	556
Life Technologies Corp.	5.000%	1/15/21	400	416
Lorillard Tobacco Co.	8.125%	6/23/19	650	761
Lorillard Tobacco Co.	6.875%	5/1/20	500	549
McCormick & Co. Inc.	3.900%	7/15/21	275	288
McKesson Corp.	4.750%	3/1/21	1,100	1,221
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,150	1,255
Medco Health Solutions Inc.	7.125%	3/15/18	1,550	1,791
Medtronic Inc.	4.450%	3/15/20	2,075	2,293
Merck & Co. Inc.	5.000%	6/30/19	2,825	3,282
Merck & Co. Inc.	3.875%	1/15/21	300	328
Newell Rubbermaid Inc.	4.700%	8/15/20	850	875
Novartis Capital Corp.	4.400%	4/24/20	300	336
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,450	2,839
PepsiCo Inc.	5.000%	6/1/18	450	518
PepsiCo Inc.	7.900%	11/1/18	2,800	3,704
PepsiCo Inc.	3.125%	11/1/20	895	912
PepsiCo Inc.	3.000%	8/25/21	850	844
PerkinElmer Inc.	5.000%	11/15/21	325	324
Pfizer Inc.	6.200%	3/15/19	3,425	4,175
Philip Morris International Inc.	5.650%	5/16/18	2,200	2,552
Philip Morris International Inc.	4.500%	3/26/20	675	743
Philip Morris International Inc.	4.125%	5/17/21	200	216
Philip Morris International Inc.	2.900%	11/15/21	700	685
Procter & Gamble Co.	4.700%	2/15/19	1,510	1,753
Quest Diagnostics Inc.	4.700%	4/1/21	950	995
Reynolds American Inc.	6.750%	6/15/17	700	790
Safeway Inc.	6.350%	8/15/17	575	643
Safeway Inc.	5.000%	8/15/19	125	134
Safeway Inc.	3.950%	8/15/20	350	337
Safeway Inc.	4.750%	12/1/21	300	299
Sanofi	4.000%	3/29/21	1,725	1,853
Sara Lee Corp.	4.100%	9/15/20	100	100
St. Jude Medical Inc.	4.875%	7/15/19	400	450
Stryker Corp.	4.375%	1/15/20	100	110
Sysco Corp.	5.250%	2/12/18	150	175
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	600	587
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	600	587
Thermo Fisher Scientific Inc.	4.500%	3/1/21	475	517
Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,600	1,632

2 Tupperware Brands Corp.	4.750%	6/1/21	300	299
Unilever Capital Corp.	4.250%	2/10/21	1,700	1,901
Wyeth	5.450%	4/1/17	900	1,056
Zimmer Holdings Inc.	4.625%	11/30/19	175	188
Zimmer Holdings Inc.	3.375%	11/30/21	500	491

Energy (6.5%)
Anadarko Petroleum Corp.	6.375%	9/15/17	2,150	2,456
Apache Corp.	5.625%	1/15/17	300	353
Apache Corp.	3.625%	2/1/21	1,000	1,043
Baker Hughes Inc.	7.500%	11/15/18	650	841
2 Baker Hughes Inc.	3.200%	8/15/21	625	635
BP Capital Markets plc	4.750%	3/10/19	1,200	1,316
BP Capital Markets plc	4.500%	10/1/20	2,175	2,342
BP Capital Markets plc	4.742%	3/11/21	450	495
Cameron International Corp.	4.500%	6/1/21	350	366
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,825	2,123
Cenovus Energy Inc.	5.700%	10/15/19	1,450	1,695
Chevron Corp.	4.950%	3/3/19	1,000	1,173
ConocoPhillips	5.750%	2/1/19	450	536
ConocoPhillips	6.000%	1/15/20	2,475	3,009
Devon Energy Corp.	6.300%	1/15/19	625	758
Devon Energy Corp.	4.000%	7/15/21	425	451
Diamond Offshore Drilling Inc.	5.875%	5/1/19	400	464
Encana Corp.	5.900%	12/1/17	825	927
Encana Corp.	3.900%	11/15/21	650	635
Ensco plc	4.700%	3/15/21	1,450	1,469
EOG Resources Inc.	5.875%	9/15/17	300	356
EOG Resources Inc.	5.625%	6/1/19	950	1,110
EOG Resources Inc.	4.100%	2/1/21	1,890	2,028
Halliburton Co.	6.150%	9/15/19	1,000	1,219
Halliburton Co.	3.250%	11/15/21	425	428
Hess Corp.	8.125%	2/15/19	1,200	1,479
Husky Energy Inc.	7.250%	12/15/19	1,000	1,204
Marathon Oil Corp.	5.900%	3/15/18	2,050	2,355
Marathon Petroleum Corp.	5.125%	3/1/21	500	510
Nabors Industries Inc.	6.150%	2/15/18	750	824
Nabors Industries Inc.	9.250%	1/15/19	1,300	1,592
2 Nabors Industries Inc.	4.625%	9/15/21	650	641
Noble Energy Inc.	8.250%	3/1/19	650	843
Noble Holding International Ltd.	4.625%	3/1/21	325	342
Occidental Petroleum Corp.	1.750%	2/15/17	1,900	1,890
Occidental Petroleum Corp.	4.100%	2/1/21	650	708
Petro-Canada	6.050%	5/15/18	600	696
Petrohawk Energy Corp.	7.250%	8/15/18	700	783
Petrohawk Energy Corp.	6.250%	6/1/19	200	221
Pride International Inc.	8.500%	6/15/19	1,050	1,302
Rowan Cos. Inc.	5.000%	9/1/17	1,150	1,208
Shell International Finance BV	5.200%	3/22/17	400	465
Shell International Finance BV	4.300%	9/22/19	2,450	2,765
Shell International Finance BV	4.375%	3/25/20	600	682
Suncor Energy Inc.	6.100%	6/1/18	1,250	1,455
Talisman Energy Inc.	7.750%	6/1/19	700	854
Talisman Energy Inc.	3.750%	2/1/21	300	289
Total Capital SA	4.450%	6/24/20	125	137
Total Capital SA	4.125%	1/28/21	1,400	1,497
Transocean Inc.	6.000%	3/15/18	1,950	1,933

Transocean Inc.	6.500%	11/15/20	115	113
Valero Energy Corp.	9.375%	3/15/19	1,200	1,478
Valero Energy Corp.	6.125%	2/1/20	975	1,068
Weatherford International Ltd.	6.000%	3/15/18	300	329
Weatherford International Ltd.	9.625%	3/1/19	700	900
Weatherford International Ltd.	5.125%	9/15/20	1,800	1,843
Williams Cos. Inc.	7.875%	9/1/21	741	932
XTO Energy Inc.	5.500%	6/15/18	300	362
XTO Energy Inc.	6.500%	12/15/18	200	255

Other Industrial (0.1%)
Cornell University New York Revenue	5.450%	2/1/19	150	178
Fluor Corp.	3.375%	9/15/21	375	373

Technology (4.7%)
Adobe Systems Inc.	4.750%	2/1/20	400	424
Agilent Technologies Inc.	6.500%	11/1/17	1,500	1,727
Applied Materials Inc.	4.300%	6/15/21	900	934
Arrow Electronics Inc.	5.125%	3/1/21	300	299
Avnet Inc.	5.875%	6/15/20	500	523
Broadcom Corp.	2.700%	11/1/18	375	371
CA Inc.	5.375%	12/1/19	850	913
Cisco Systems Inc.	3.150%	3/14/17	2,100	2,241
Cisco Systems Inc.	4.950%	2/15/19	625	708
Cisco Systems Inc.	4.450%	1/15/20	2,575	2,854
Computer Sciences Corp.	6.500%	3/15/18	1,200	1,240
Dell Inc.	5.650%	4/15/18	750	858
Dell Inc.	5.875%	6/15/19	250	290
Dell Inc.	4.625%	4/1/21	375	390
Fiserv Inc.	4.625%	10/1/20	1,500	1,551
Fiserv Inc.	4.750%	6/15/21	450	465
Google Inc.	3.625%	5/19/21	450	479
Harris Corp.	4.400%	12/15/20	425	439
Hewlett-Packard Co.	5.400%	3/1/17	300	339
Hewlett-Packard Co.	5.500%	3/1/18	925	1,035
Hewlett-Packard Co.	3.750%	12/1/20	2,025	1,989
Hewlett-Packard Co.	4.300%	6/1/21	575	585
Hewlett-Packard Co.	4.375%	9/15/21	600	615
Intel Corp.	3.300%	10/1/21	2,225	2,261
International Business Machines Corp.	5.700%	9/14/17	2,725	3,261
International Business Machines Corp.	7.625%	10/15/18	2,329	3,067
Juniper Networks Inc.	4.600%	3/15/21	90	92
KLA-Tencor Corp.	6.900%	5/1/18	350	400
Microsoft Corp.	4.200%	6/1/19	1,075	1,213
Microsoft Corp.	3.000%	10/1/20	1,000	1,035
Microsoft Corp.	4.000%	2/8/21	50	55
Nokia Oyj	5.375%	5/15/19	1,725	1,678
Oracle Corp.	5.750%	4/15/18	1,800	2,152
Oracle Corp.	5.000%	7/8/19	1,800	2,083
2 Oracle Corp.	3.875%	7/15/20	1,025	1,106
Pitney Bowes Inc.	6.250%	3/15/19	829	886
SAIC Inc.	4.450%	12/1/20	150	156
Symantec Corp.	4.200%	9/15/20	625	622
Tyco Electronics Group SA	6.550%	10/1/17	800	917
Xerox Corp.	6.350%	5/15/18	2,275	2,554
Xerox Corp.	5.625%	12/15/19	375	402

Transportation (2.4%)
1 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	150	134
1 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	10/15/21	600	582
1 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	680	698
Burlington Northern Santa Fe LLC	5.650%	5/1/17	850	973
Burlington Northern Santa Fe LLC	5.750%	3/15/18	1,500	1,743
Burlington Northern Santa Fe LLC	3.450%	9/15/21	500	503
Canadian National Railway Co.	5.550%	3/1/19	725	863
Canadian National Railway Co.	2.850%	12/15/21	425	420
Canadian Pacific Railway Co.	7.250%	5/15/19	1,050	1,225
Con-way Inc.	7.250%	1/15/18	200	225
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	185	198
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	1/12/21	600	603
CSX Corp.	7.375%	2/1/19	1,675	2,076
CSX Corp.	4.250%	6/1/21	700	734
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	210	224
1 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	7/2/18	472	495
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	667	672
FedEx Corp.	8.000%	1/15/19	775	1,009
Norfolk Southern Corp.	5.750%	4/1/18	200	233
Norfolk Southern Corp.	5.900%	6/15/19	1,700	2,033
Norfolk Southern Corp.	3.250%	12/1/21	175	173
Ryder System Inc.	3.500%	6/1/17	1,225	1,262
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	756	820
Union Pacific Corp.	6.125%	2/15/20	150	179
Union Pacific Corp.	4.163%	7/15/22	1,137	1,205
United Parcel Service Inc.	5.500%	1/15/18	1,150	1,369
United Parcel Service Inc.	5.125%	4/1/19	600	716
United Parcel Service Inc.	3.125%	1/15/21	1,300	1,353
				513,198
Utilities (10.8%)
Electric (6.6%)
Appalachian Power Co.	7.950%	1/15/20	175	229
Appalachian Power Co.	4.600%	3/30/21	2,100	2,263
Arizona Public Service Co.	8.750%	3/1/19	500	628
Carolina Power & Light Co.	5.300%	1/15/19	1,425	1,652
CenterPoint Energy Inc.	6.500%	5/1/18	600	698
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,122
Commonwealth Edison Co.	4.000%	8/1/20	800	852
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	723
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,100	1,406
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	500	561
Constellation Energy Group Inc.	5.150%	12/1/20	900	940
Consumers Energy Co.	6.700%	9/15/19	1,525	1,940
Consumers Energy Co.	5.650%	4/15/20	175	209
Detroit Edison Co.	3.900%	6/1/21	475	507
Dominion Resources Inc.	8.875%	1/15/19	450	586
Dominion Resources Inc.	5.200%	8/15/19	2,925	3,338
Dominion Resources Inc.	4.450%	3/15/21	1,075	1,180

Duke Energy Carolinas LLC	7.000%	11/15/18	1,300	1,670
Duke Energy Corp.	6.250%	6/15/18	695	833
Duke Energy Corp.	5.050%	9/15/19	925	1,037
Duke Energy Indiana Inc.	3.750%	7/15/20	700	746
Entergy Arkansas Inc.	3.750%	2/15/21	425	433
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	450	515
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	339
Exelon Generation Co. LLC	6.200%	10/1/17	275	312
Exelon Generation Co. LLC	4.000%	10/1/20	2,800	2,850
FirstEnergy Solutions Corp.	6.050%	8/15/21	1,750	1,912
Florida Power Corp.	5.650%	6/15/18	225	267
Georgia Power Co.	5.700%	6/1/17	200	237
Georgia Power Co.	4.250%	12/1/19	1,775	1,969
Great Plains Energy Inc.	4.850%	6/1/21	675	694
Kentucky Utilities Co.	3.250%	11/1/20	525	540
LG&E and KU Energy LLC	3.750%	11/15/20	195	195
Midamerican Energy Holdings Co.	5.750%	4/1/18	2,075	2,359
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	300	345
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,475	2,101
Nevada Power Co.	6.500%	8/1/18	685	820
Nevada Power Co.	7.125%	3/15/19	650	801
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	350	407
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,275	1,344
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	225	224
Northern States Power Co.	5.250%	3/1/18	1,350	1,597
NSTAR	4.500%	11/15/19	744	806
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	569
Pacific Gas & Electric Co.	5.625%	11/30/17	1,900	2,247
Pacific Gas & Electric Co.	8.250%	10/15/18	650	857
PacifiCorp	3.850%	6/15/21	650	694
Pennsylvania Electric Co.	6.050%	9/1/17	400	457
Pennsylvania Electric Co.	5.200%	4/1/20	350	391
PPL Energy Supply LLC	6.500%	5/1/18	1,200	1,348
Progress Energy Inc.	4.400%	1/15/21	1,500	1,631
PSEG Power LLC	5.125%	4/15/20	1,500	1,633
Public Service Co. of Oklahoma	4.400%	2/1/21	500	526
Public Service Electric & Gas Co.	3.500%	8/15/20	375	390
SCANA Corp.	4.750%	5/15/21	800	845
Southern California Edison Co.	5.500%	8/15/18	100	119
Southern California Edison Co.	3.875%	6/1/21	1,300	1,435
Southwestern Electric Power Co.	5.875%	3/1/18	300	339
TECO Finance Inc.	6.572%	11/1/17	1,000	1,190
TransAlta Corp.	6.650%	5/15/18	550	631
Tucson Electric Power Co.	5.150%	11/15/21	200	202
UIL Holdings Corp.	4.625%	10/1/20	150	155
Union Electric Co.	6.400%	6/15/17	1,185	1,420
Union Electric Co.	6.700%	2/1/19	200	243
1 Wisconsin Energy Corp.	6.250%	5/15/67	1,050	1,051
Xcel Energy Inc.	4.700%	5/15/20	975	1,079

Natural Gas (4.1%)
AGL Capital Corp.	3.500%	9/15/21	425	420
Boardwalk Pipelines LP	5.750%	9/15/19	500	547
Buckeye Partners LP	4.875%	2/1/21	750	779
CenterPoint Energy Resources Corp.	6.000%	5/15/18	600	691

CenterPoint Energy Resources Corp.	4.500%	1/15/21	300	313
Enbridge Energy Partners LP	6.500%	4/15/18	400	467
Enbridge Energy Partners LP	9.875%	3/1/19	1,100	1,428
Enbridge Energy Partners LP	4.200%	9/15/21	450	458
Energy Transfer Partners LP	6.125%	2/15/17	350	384
Energy Transfer Partners LP	6.700%	7/1/18	500	551
Energy Transfer Partners LP	9.700%	3/15/19	1,200	1,446
Energy Transfer Partners LP	9.000%	4/15/19	700	835
Enterprise Products Operating LLC	6.300%	9/15/17	2,325	2,703
Enterprise Products Operating LLC	6.500%	1/31/19	500	573
Enterprise Products Operating LLC	5.200%	9/1/20	700	761
EQT Corp.	8.125%	6/1/19	575	656
EQT Corp.	4.875%	11/15/21	875	869
Kinder Morgan Energy Partners LP	5.950%	2/15/18	600	670
Kinder Morgan Energy Partners LP	9.000%	2/1/19	275	340
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,400	2,795
Magellan Midstream Partners LP	4.250%	2/1/21	1,200	1,234
National Fuel Gas Co.	4.900%	12/1/21	675	675
Nisource Finance Corp.	6.400%	3/15/18	1,825	2,060
Nisource Finance Corp.	6.800%	1/15/19	450	526
NuStar Logistics LP	7.650%	4/15/18	500	594
ONEOK Partners LP	8.625%	3/1/19	1,475	1,886
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	150	170
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	800	888
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,450	1,535
Sempra Energy	6.150%	6/15/18	600	710
Sempra Energy	9.800%	2/15/19	650	873
2 Southern Natural Gas Co.	5.900%	4/1/17	700	802
Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	450	460
Spectra Energy Capital LLC	8.000%	10/1/19	800	1,006
Tennessee Gas Pipeline Co.	7.500%	4/1/17	450	538
TransCanada PipeLines Ltd.	6.500%	8/15/18	850	1,022
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,350	2,461
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	650	649
Williams Partners LP	5.250%	3/15/20	650	701
Williams Partners LP	4.000%	11/15/21	475	478
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	2,000	2,352

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	450	526
Veolia Environnement SA	6.000%	6/1/18	150	164

				103,635
Total Corporate Bonds (Cost $928,940)				929,582
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	150	175
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	290	341

New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	200	230
Total Taxable Municipal Bonds (Cost $690)				746
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
3 Vanguard Market Liquidity Fund (Cost
$14,216)	0.135%		14,216,467	14,216

Total Investments (99.9%) (Cost $955,772)				956,462
Other Assets and Liabilities-Net (0.1%)				910
Net Assets (100%)				957,372

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $7,159,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	11,918	—
Corporate Bonds	—	929,582	—
Taxable Municipal Bonds	—	746	—
Temporary Cash Investments	14,216	—	—
Total	14,216	942,246	—

Intermediate-Term Corporate Bond Index Fund

C. At November 30, 2011, the cost of investment securities for tax purposes was $955,774,000. Net unrealized appreciation of investment securities for tax purposes was $688,000, consisting of unrealized gains of $18,653,000 on securities that had risen in value since their purchase and $17,965,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
	United States Treasury Note/Bond
	(Cost $1,650)	5.375%	2/15/31	1,185	1,645
Corporate Bonds (96.6%)
Finance (18.9%)
	Banking (10.3%)
1	Abbey National Capital Trust I	8.963%	12/29/49	225	202
	American Express Co.	8.150%	3/19/38	480	670
	Bank of America Corp.	4.500%	4/1/15	350	325
	Bank of America Corp.	6.500%	9/15/37	400	328
	Bank of America NA	6.000%	10/15/36	650	537
	Bank One Capital III	8.750%	9/1/30	225	279
	Bank One Corp.	7.625%	10/15/26	50	59
1	BB&T Capital Trust IV	6.820%	6/12/77	475	467
1	Capital One Capital III	7.686%	8/1/66	675	668
	Capital One Capital IV	6.745%	2/17/37	350	345
	Capital One Capital V	10.250%	8/15/39	375	387
1	Citigroup Capital XXI	8.300%	12/21/57	1,050	1,050
	Citigroup Inc.	4.500%	1/14/22	400	376
	Citigroup Inc.	5.875%	2/22/33	950	818
	Citigroup Inc.	6.000%	10/31/33	700	615
	Citigroup Inc.	6.125%	8/25/36	1,100	929
	Citigroup Inc.	6.875%	3/5/38	1,850	1,940
	Citigroup Inc.	8.125%	7/15/39	1,150	1,334
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	5.250%	5/24/41	625	626
	Credit Suisse USA Inc.	7.125%	7/15/32	550	628
	Fifth Third Bancorp	8.250%	3/1/38	582	698
	FleetBoston Financial Corp.	6.700%	7/15/28	100	85
	Goldman Sachs Capital I	6.345%	2/15/34	475	407
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,400	1,310
	Goldman Sachs Group Inc.	5.950%	1/15/27	300	283
	Goldman Sachs Group Inc.	6.125%	2/15/33	300	272
	Goldman Sachs Group Inc.	6.450%	5/1/36	650	572
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,125	2,785
	Goldman Sachs Group Inc.	6.250%	2/1/41	775	702
	HSBC Bank USA NA	5.875%	11/1/34	1,925	1,775
	HSBC Bank USA NA	7.000%	1/15/39	475	493
	HSBC Holdings plc	4.875%	1/14/22	400	405
	HSBC Holdings plc	6.500%	5/2/36	525	501
	HSBC Holdings plc	6.500%	9/15/37	600	572
	HSBC Holdings plc	6.800%	6/1/38	675	667
	HSBC Holdings plc	6.100%	1/14/42	325	341
1	JP Morgan Chase Capital XX	6.550%	9/15/66	575	560
1	JP Morgan Chase Capital XXII	6.450%	1/15/87	675	663
	JP Morgan Chase Capital XXV	6.800%	10/1/37	600	593
	JPMorgan Chase & Co.	6.400%	5/15/38	2,180	2,513
	JPMorgan Chase & Co.	5.500%	10/15/40	350	359
	JPMorgan Chase & Co.	5.600%	7/15/41	900	939
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	125	122

Merrill Lynch & Co. Inc.	6.220%	9/15/26	775	625
Merrill Lynch & Co. Inc.	6.110%	1/29/37	300	232
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,325	1,180
Morgan Stanley	6.000%	9/27/25	300	281
Morgan Stanley	6.250%	8/9/26	250	213
Morgan Stanley	7.250%	4/1/32	350	336
Santander UK plc	7.950%	10/26/29	443	379
1 SunTrust Capital VIII	6.100%	12/1/66	450	440
UBS AG	5.750%	4/25/18	250	253
Wachovia Bank NA	6.600%	1/15/38	1,385	1,491
Wachovia Corp.	5.500%	8/1/35	1,040	1,023
Wells Fargo Bank NA	5.950%	8/26/36	1,275	1,258
1 Wells Fargo Capital X	5.950%	12/1/86	300	298

Brokerage (0.1%)
Jefferies Group Inc.	6.250%	1/15/36	425	319

Finance Companies (2.4%)
General Electric Capital Corp.	5.550%	1/5/26	475	478
General Electric Capital Corp.	6.750%	3/15/32	4,400	4,717
General Electric Capital Corp.	6.150%	8/7/37	1,675	1,666
General Electric Capital Corp.	5.875%	1/14/38	1,575	1,536
General Electric Capital Corp.	6.875%	1/10/39	275	306
SLM Corp.	5.625%	8/1/33	300	227

Insurance (5.8%)
ACE INA Holdings Inc.	6.700%	5/15/36	350	431
Aetna Inc.	6.625%	6/15/36	325	403
Aetna Inc.	6.750%	12/15/37	655	800
Aflac Inc.	6.900%	12/17/39	100	107
Aflac Inc.	6.450%	8/15/40	275	277
Allstate Corp.	5.350%	6/1/33	150	155
Allstate Corp.	5.550%	5/9/35	900	930
Allstate Corp.	6.900%	5/15/38	200	242
1 Allstate Corp.	6.500%	5/15/57	200	180
American International Group Inc.	6.250%	5/1/36	840	731
American International Group Inc.	6.250%	3/15/37	660	482
1 American International Group Inc.	8.175%	5/15/68	1,325	1,169
AON Corp.	6.250%	9/30/40	625	774
Arch Capital Group Ltd.	7.350%	5/1/34	200	232
AXA SA	8.600%	12/15/30	605	599
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	250	283
Chubb Corp.	6.000%	5/11/37	290	336
Chubb Corp.	6.500%	5/15/38	300	367
CIGNA Corp.	4.000%	2/15/22	600	578
CIGNA Corp.	5.875%	3/15/41	250	255
CIGNA Corp.	5.375%	2/15/42	325	307
Cincinnati Financial Corp.	6.920%	5/15/28	250	268
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	72
Hartford Financial Services Group Inc.	6.625%	3/30/40	400	370
Hartford Financial Services Group Inc.	6.100%	10/1/41	150	129
Lincoln National Corp.	6.150%	4/7/36	200	193
Lincoln National Corp.	7.000%	6/15/40	425	463
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	329
MetLife Inc.	6.500%	12/15/32	225	259
MetLife Inc.	5.700%	6/15/35	375	400
MetLife Inc.	5.875%	2/6/41	690	725

1 MetLife Inc.	6.400%	12/15/66	780	723
1 MetLife Inc.	10.750%	8/1/69	90	115
Principal Financial Group Inc.	6.050%	10/15/36	525	546
Progressive Corp.	6.625%	3/1/29	100	123
Protective Life Corp.	8.450%	10/15/39	275	309
Prudential Financial Inc.	5.750%	7/15/33	775	750
Prudential Financial Inc.	5.700%	12/14/36	250	235
Prudential Financial Inc.	5.625%	5/12/41	625	577
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	235	277
Transatlantic Holdings Inc.	8.000%	11/30/39	75	85
Travelers Cos. Inc.	6.250%	6/15/37	625	748
Travelers Cos. Inc.	5.350%	11/1/40	430	476
UnitedHealth Group Inc.	5.800%	3/15/36	575	646
UnitedHealth Group Inc.	6.875%	2/15/38	910	1,169
UnitedHealth Group Inc.	5.950%	2/15/41	400	477
Validus Holdings Ltd.	8.875%	1/26/40	35	39
WellPoint Inc.	5.950%	12/15/34	175	202
WellPoint Inc.	5.850%	1/15/36	950	1,071
XL Group plc	6.250%	5/15/27	100	102

Real Estate Investment Trusts (0.3%)
HCP Inc.	6.750%	2/1/41	175	195
Health Care REIT Inc.	5.250%	1/15/22	250	240
Realty Income Corp.	5.875%	3/15/35	45	44
Simon Property Group LP	4.125%	12/1/21	250	253
Simon Property Group LP	6.750%	2/1/40	325	402
				70,108
Industrial (60.7%)
Basic Industry (5.0%)
Agrium Inc.	6.125%	1/15/41	350	413
Alcoa Inc.	5.870%	2/23/22	275	267
Alcoa Inc.	5.900%	2/1/27	475	451
Alcoa Inc.	6.750%	1/15/28	250	246
Alcoa Inc.	5.950%	2/1/37	225	199
ArcelorMittal	7.000%	10/15/39	540	475
ArcelorMittal	6.750%	3/1/41	750	638
Barrick North America Finance LLC	7.500%	9/15/38	75	101
Barrick North America Finance LLC	5.700%	5/30/41	400	447
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	600	691
Cliffs Natural Resources Inc.	6.250%	10/1/40	500	479
Dow Chemical Co.	9.400%	5/15/39	975	1,435
Dow Chemical Co.	5.250%	11/15/41	250	243
EI du Pont de Nemours & Co.	4.900%	1/15/41	500	537
FMC Corp.	3.950%	2/1/22	125	125
2 Georgia-Pacific LLC	5.400%	11/1/20	500	540
Georgia-Pacific LLC	8.875%	5/15/31	250	340
International Paper Co.	7.300%	11/15/39	600	684
2 Kinross Gold Corp.	6.875%	9/1/41	100	102
Monsanto Co.	5.875%	4/15/38	175	218
Mosaic Co.	4.875%	11/15/41	100	98
Newmont Mining Corp.	6.250%	10/1/39	575	655
Nucor Corp.	4.125%	9/15/22	475	501
Nucor Corp.	6.400%	12/1/37	250	317
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	425	499
PPG Industries Inc.	7.700%	3/15/38	100	140
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	850	1,128
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	825	898

Southern Copper Corp.	7.500%	7/27/35	325	351
Southern Copper Corp.	6.750%	4/16/40	725	724
Teck Resources Ltd.	4.750%	1/15/22	800	825
Teck Resources Ltd.	6.125%	10/1/35	150	158
Teck Resources Ltd.	6.000%	8/15/40	200	206
Teck Resources Ltd.	6.250%	7/15/41	400	426
Vale Overseas Ltd.	8.250%	1/17/34	325	409
Vale Overseas Ltd.	6.875%	11/21/36	1,200	1,329
Vale Overseas Ltd.	6.875%	11/10/39	955	1,067

Capital Goods (4.1%)
3M Co.	6.375%	2/15/28	100	130
3M Co.	5.700%	3/15/37	200	252
Boeing Co.	6.875%	3/15/39	390	538
Boeing Co.	5.875%	2/15/40	600	731
Caterpillar Inc.	6.050%	8/15/36	800	1,037
Caterpillar Inc.	5.200%	5/27/41	815	920
Deere & Co.	5.375%	10/16/29	525	638
Dover Corp.	6.600%	3/15/38	135	189
Dover Corp.	5.375%	3/1/41	325	400
Emerson Electric Co.	6.000%	8/15/32	125	159
Emerson Electric Co.	5.250%	11/15/39	80	95
Honeywell International Inc.	5.700%	3/15/36	300	364
Honeywell International Inc.	5.700%	3/15/37	425	507
Honeywell International Inc.	5.375%	3/1/41	225	264
2 Illinois Tool Works Inc.	4.875%	9/15/41	225	262
Lockheed Martin Corp.	6.150%	9/1/36	450	504
Lockheed Martin Corp.	5.500%	11/15/39	600	639
Lockheed Martin Corp.	5.720%	6/1/40	470	511
Northrop Grumman Corp.	5.050%	11/15/40	475	509
Northrop Grumman Systems Corp.	7.750%	2/15/31	25	36
Owens Corning	7.000%	12/1/36	375	368
Parker Hannifin Corp.	3.500%	9/15/22	775	794
Raytheon Co.	4.875%	10/15/40	385	397
Raytheon Co.	4.700%	12/15/41	325	320
Republic Services Inc.	5.700%	5/15/41	300	336
Rockwell Automation Inc.	6.700%	1/15/28	100	129
Sonoco Products Co.	5.750%	11/1/40	350	360
Stanley Black & Decker Inc.	5.200%	9/1/40	305	330
Tyco International Finance SA	4.625%	1/15/23	50	53
United Technologies Corp.	7.500%	9/15/29	75	104
United Technologies Corp.	6.125%	7/15/38	800	1,010
United Technologies Corp.	5.700%	4/15/40	975	1,169
Waste Management Inc.	7.100%	8/1/26	175	220
Waste Management Inc.	7.750%	5/15/32	150	208
Waste Management Inc.	6.125%	11/30/39	550	663

Communication (15.6%)
Alltel Corp.	7.875%	7/1/32	525	728
America Movil SAB de CV	6.125%	3/30/40	1,600	1,784
AT&T Corp.	8.000%	11/15/31	2,875	3,877
AT&T Inc.	6.150%	9/15/34	425	479
AT&T Inc.	6.800%	5/15/36	2,125	2,580
AT&T Inc.	6.500%	9/1/37	850	995
AT&T Inc.	6.300%	1/15/38	875	1,023
AT&T Inc.	6.400%	5/15/38	275	321
AT&T Inc.	5.350%	9/1/40	515	542

AT&T Inc.	5.550%	8/15/41	425	459
AT&T Mobility LLC	7.125%	12/15/31	250	317
BellSouth Corp.	6.875%	10/15/31	1,175	1,383
BellSouth Corp.	6.550%	6/15/34	1,175	1,345
British Telecommunications plc	9.875%	12/15/30	1,175	1,614
CBS Corp.	7.875%	7/30/30	551	687
CBS Corp.	5.900%	10/15/40	500	538
CenturyLink Inc.	7.600%	9/15/39	750	705
Comcast Corp.	5.150%	3/1/20	900	998
Comcast Corp.	5.650%	6/15/35	225	236
Comcast Corp.	6.500%	11/15/35	75	85
Comcast Corp.	6.450%	3/15/37	100	113
Comcast Corp.	6.950%	8/15/37	2,590	3,080
Comcast Corp.	6.400%	5/15/38	150	168
Comcast Corp.	6.400%	3/1/40	800	916
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,835	2,485
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	650	675
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	625	682
Discovery Communications LLC	6.350%	6/1/40	425	490
Embarq Corp.	7.082%	6/1/16	250	266
Embarq Corp.	7.995%	6/1/36	875	883
France Telecom SA	8.500%	3/1/31	1,285	1,779
Grupo Televisa SAB	6.625%	3/18/25	100	112
Grupo Televisa SAB	6.625%	1/15/40	500	549
GTE Corp.	6.940%	4/15/28	350	430
Koninklijke KPN NV	8.375%	10/1/30	625	783
NBCUniversal Media LLC	6.400%	4/30/40	425	491
NBCUniversal Media LLC	5.950%	4/1/41	575	623
New Cingular Wireless Services Inc.	8.750%	3/1/31	700	1,008
News America Inc.	7.700%	10/30/25	50	62
News America Inc.	6.200%	12/15/34	1,200	1,247
News America Inc.	6.150%	3/1/37	1,350	1,398
News America Inc.	6.650%	11/15/37	800	871
News America Inc.	6.150%	2/15/41	100	106
News America Inc.	7.750%	12/1/45	300	348
Qwest Corp.	6.750%	12/1/21	500	521
Qwest Corp.	7.500%	6/15/23	225	222
Qwest Corp.	7.250%	9/15/25	100	102
Qwest Corp.	7.125%	11/15/43	75	73
Telecom Italia Capital SA	7.200%	7/18/36	875	692
Telecom Italia Capital SA	7.721%	6/4/38	750	635
Telefonica Emisiones SAU	7.045%	6/20/36	1,450	1,332
Thomson Reuters Corp.	5.500%	8/15/35	100	109
Thomson Reuters Corp.	5.850%	4/15/40	275	308
Time Warner Cable Inc.	6.550%	5/1/37	1,300	1,433
Time Warner Cable Inc.	7.300%	7/1/38	975	1,159
Time Warner Cable Inc.	6.750%	6/15/39	575	660
Time Warner Cable Inc.	5.875%	11/15/40	800	822
Time Warner Cable Inc.	5.500%	9/1/41	625	618
United States Cellular Corp.	6.700%	12/15/33	100	100
Verizon Communications Inc.	8.750%	11/1/18	100	133
Verizon Communications Inc.	6.250%	4/1/37	1,290	1,521
Verizon Communications Inc.	6.400%	2/15/38	150	179
Verizon Communications Inc.	6.900%	4/15/38	910	1,157
Verizon Communications Inc.	8.950%	3/1/39	1,000	1,536

Verizon Communications Inc.	6.000%	4/1/41	1,350	1,557
Verizon Communications Inc.	4.750%	11/1/41	775	777
Verizon Global Funding Corp.	7.750%	12/1/30	50	67
Verizon New York Inc.	7.375%	4/1/32	250	290
Vodafone Group plc	7.875%	2/15/30	375	534
Vodafone Group plc	6.150%	2/27/37	950	1,162

Consumer Cyclical (7.8%)
CVS Caremark Corp.	6.250%	6/1/27	675	771
CVS Caremark Corp.	5.750%	5/15/41	995	1,085
Daimler Finance North America LLC	8.500%	1/18/31	750	990
Darden Restaurants Inc.	6.800%	10/15/37	250	297
Historic TW Inc.	6.625%	5/15/29	1,075	1,213
Home Depot Inc.	5.875%	12/16/36	950	1,104
Home Depot Inc.	5.400%	9/15/40	335	367
Home Depot Inc.	5.950%	4/1/41	750	888
Johnson Controls Inc.	5.700%	3/1/41	425	455
Kohl's Corp.	6.875%	12/15/37	425	515
Lowe's Cos. Inc.	5.500%	10/15/35	775	815
Lowe's Cos. Inc.	5.800%	4/15/40	300	330
Lowe's Cos. Inc.	5.125%	11/15/41	350	349
Macy's Retail Holdings Inc.	6.900%	4/1/29	200	219
Macy's Retail Holdings Inc.	6.375%	3/15/37	750	825
McDonald's Corp.	6.300%	10/15/37	950	1,276
Nordstrom Inc.	7.000%	1/15/38	395	522
Target Corp.	7.000%	7/15/31	425	541
Target Corp.	6.500%	10/15/37	525	646
Target Corp.	7.000%	1/15/38	950	1,234
Time Warner Inc.	7.625%	4/15/31	1,550	1,900
Time Warner Inc.	7.700%	5/1/32	475	590
Time Warner Inc.	6.250%	3/29/41	1,300	1,446
Time Warner Inc.	5.375%	10/15/41	125	124
VF Corp.	6.450%	11/1/37	225	281
Viacom Inc.	6.875%	4/30/36	975	1,172
Wal-Mart Stores Inc.	5.875%	4/5/27	250	299
Wal-Mart Stores Inc.	7.550%	2/15/30	625	889
Wal-Mart Stores Inc.	5.250%	9/1/35	450	502
Wal-Mart Stores Inc.	6.500%	8/15/37	2,300	2,911
Wal-Mart Stores Inc.	6.200%	4/15/38	875	1,071
Wal-Mart Stores Inc.	5.625%	4/1/40	1,450	1,721
Wal-Mart Stores Inc.	5.625%	4/15/41	300	355
Walt Disney Co.	3.750%	6/1/21	250	267
Walt Disney Co.	4.375%	8/16/41	500	507
Western Union Co.	6.200%	11/17/36	100	106
Yum! Brands Inc.	6.875%	11/15/37	225	268

Consumer Noncyclical (12.4%)
Abbott Laboratories	6.150%	11/30/37	900	1,117
Abbott Laboratories	5.300%	5/27/40	675	766
Altria Group Inc.	9.950%	11/10/38	350	492
Altria Group Inc.	10.200%	2/6/39	900	1,277
Amgen Inc.	6.375%	6/1/37	700	776
Amgen Inc.	6.400%	2/1/39	500	550
Amgen Inc.	5.750%	3/15/40	400	406
Amgen Inc.	5.150%	11/15/41	800	771
Amgen Inc.	5.650%	6/15/42	500	507
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	950	1,441

Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	900	1,160
Archer-Daniels-Midland Co.	5.935%	10/1/32	575	699
Archer-Daniels-Midland Co.	5.375%	9/15/35	175	200
Archer-Daniels-Midland Co.	5.765%	3/1/41	675	827
2 Aristotle Holding Inc.	6.125%	11/15/41	275	293
AstraZeneca plc	6.450%	9/15/37	1,165	1,500
Baxter International Inc.	6.250%	12/1/37	300	390
Becton Dickinson and Co.	5.000%	11/12/40	200	222
Boston Scientific Corp.	7.000%	11/15/35	50	56
Boston Scientific Corp.	7.375%	1/15/40	200	249
Bristol-Myers Squibb Co.	5.875%	11/15/36	750	908
Bristol-Myers Squibb Co.	6.125%	5/1/38	175	226
Celgene Corp.	5.700%	10/15/40	25	27
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	75	109
ConAgra Foods Inc.	7.125%	10/1/26	300	349
ConAgra Foods Inc.	8.250%	9/15/30	125	155
Corn Products International Inc.	6.625%	4/15/37	25	29
Covidien International Finance SA	6.550%	10/15/37	350	441
Delhaize Group SA	5.700%	10/1/40	475	482
Diageo Capital plc	5.875%	9/30/36	300	362
Eli Lilly & Co.	5.500%	3/15/27	525	614
Eli Lilly & Co.	5.550%	3/15/37	650	771
Estee Lauder Cos. Inc.	6.000%	5/15/37	175	221
Genentech Inc.	5.250%	7/15/35	125	144
General Mills Inc.	3.150%	12/15/21	475	470
General Mills Inc.	5.400%	6/15/40	225	259
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,650	2,128
Hasbro Inc.	6.350%	3/15/40	300	323
HJ Heinz Finance Co.	6.750%	3/15/32	200	253
Hospira Inc.	5.600%	9/15/40	50	50
Johnson & Johnson	4.950%	5/15/33	425	484
Johnson & Johnson	5.950%	8/15/37	1,120	1,450
Kellogg Co.	7.450%	4/1/31	425	573
Kimberly-Clark Corp.	6.625%	8/1/37	375	520
Kimberly-Clark Corp.	5.300%	3/1/41	175	212
Koninklijke Philips Electronics NV	6.875%	3/11/38	500	633
Kraft Foods Inc.	6.875%	2/1/38	1,050	1,290
Kraft Foods Inc.	6.500%	2/9/40	1,850	2,180
Kroger Co.	7.500%	4/1/31	300	384
Kroger Co.	6.900%	4/15/38	500	623
Lorillard Tobacco Co.	7.000%	8/4/41	150	152
Mattel Inc.	5.450%	11/1/41	225	230
McKesson Corp.	6.000%	3/1/41	325	408
Mead Johnson Nutrition Co.	4.900%	11/1/19	350	382
Medtronic Inc.	6.500%	3/15/39	100	136
Medtronic Inc.	5.550%	3/15/40	250	312
Merck & Co. Inc.	6.400%	3/1/28	75	97
Merck & Co. Inc.	6.500%	12/1/33	1,150	1,510
Merck & Co. Inc.	6.550%	9/15/37	750	1,015
Pepsi Bottling Group Inc.	7.000%	3/1/29	625	859
PepsiAmericas Inc.	5.500%	5/15/35	75	92
PepsiCo Inc.	5.500%	1/15/40	450	534
PepsiCo Inc.	4.875%	11/1/40	325	351
Pfizer Inc.	7.200%	3/15/39	2,470	3,483
Pharmacia Corp.	6.600%	12/1/28	250	332
Philip Morris International Inc.	6.375%	5/16/38	850	1,060
3 Procter & Gamble Co.	5.550%	3/5/37	1,015	1,279

Quest Diagnostics Inc.	6.950%	7/1/37	315	390
Ralcorp Holdings Inc.	6.625%	8/15/39	225	230
Safeway Inc.	7.250%	2/1/31	450	537
Sysco Corp.	5.375%	9/21/35	300	366
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	400	474
Unilever Capital Corp.	5.900%	11/15/32	425	536
Wyeth	6.450%	2/1/24	235	301
Wyeth	6.000%	2/15/36	25	31
Wyeth	5.950%	4/1/37	100	121
Zimmer Holdings Inc.	5.750%	11/30/39	375	427

Energy (9.3%)
Anadarko Finance Co.	7.500%	5/1/31	175	208
Anadarko Petroleum Corp.	6.450%	9/15/36	1,700	1,862
Anadarko Petroleum Corp.	6.200%	3/15/40	625	671
Apache Corp.	5.100%	9/1/40	1,100	1,225
Apache Corp.	5.250%	2/1/42	300	344
Baker Hughes Inc.	5.125%	9/15/40	650	728
Cameron International Corp.	5.950%	6/1/41	200	218
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,550	1,880
Cenovus Energy Inc.	6.750%	11/15/39	675	837
ConocoPhillips	5.900%	5/15/38	1,150	1,382
ConocoPhillips	6.500%	2/1/39	1,000	1,293
ConocoPhillips Holding Co.	6.950%	4/15/29	845	1,126
Devon Energy Corp.	5.600%	7/15/41	745	857
Devon Financing Corp. ULC	7.875%	9/30/31	725	998
Encana Corp.	6.500%	8/15/34	200	227
Encana Corp.	6.625%	8/15/37	550	639
Encana Corp.	6.500%	2/1/38	650	742
Encana Corp.	5.150%	11/15/41	480	459
Halliburton Co.	6.700%	9/15/38	450	588
Halliburton Co.	7.450%	9/15/39	390	546
Halliburton Co.	4.500%	11/15/41	100	101
Hess Corp.	7.875%	10/1/29	50	64
Hess Corp.	7.300%	8/15/31	520	641
Hess Corp.	6.000%	1/15/40	550	612
Hess Corp.	5.600%	2/15/41	795	839
Husky Energy Inc.	6.800%	9/15/37	200	239
Marathon Oil Corp.	6.800%	3/15/32	550	657
Marathon Petroleum Corp.	6.500%	3/1/41	475	506
Nexen Inc.	6.400%	5/15/37	600	612
Nexen Inc.	7.500%	7/30/39	675	767
Noble Energy Inc.	6.000%	3/1/41	375	416
Noble Holding International Ltd.	6.200%	8/1/40	350	411
Occidental Petroleum Corp.	3.125%	2/15/22	1,000	1,006
Petro-Canada	5.950%	5/15/35	200	222
Petro-Canada	6.800%	5/15/38	1,225	1,517
Shell International Finance BV	6.375%	12/15/38	1,525	2,015
Suncor Energy Inc.	6.500%	6/15/38	775	898
Talisman Energy Inc.	5.850%	2/1/37	500	534
Tosco Corp.	7.800%	1/1/27	100	140
Tosco Corp.	8.125%	2/15/30	575	839
Transocean Inc.	7.500%	4/15/31	200	194
Transocean Inc.	6.800%	3/15/38	650	610
Valero Energy Corp.	6.625%	6/15/37	1,425	1,507
Weatherford International Ltd.	6.500%	8/1/36	1,000	1,041
Williams Cos. Inc.	7.500%	1/15/31	350	445

Williams Cos. Inc.	7.750%	6/15/31	300	387
Williams Cos. Inc.	8.750%	3/15/32	300	409
XTO Energy Inc.	6.750%	8/1/37	40	59

Other Industrial (0.2%)
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	75	87
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	400	516

Technology (3.3%)
Applied Materials Inc.	5.850%	6/15/41	300	333
Cisco Systems Inc.	5.900%	2/15/39	890	1,061
Cisco Systems Inc.	5.500%	1/15/40	800	915
Corning Inc.	5.750%	8/15/40	375	432
Dell Inc.	5.400%	9/10/40	325	347
Hewlett-Packard Co.	4.300%	6/1/21	325	331
Hewlett-Packard Co.	6.000%	9/15/41	700	761
Intel Corp.	4.800%	10/1/41	650	679
International Business Machines Corp.	5.875%	11/29/32	775	956
International Business Machines Corp.	5.600%	11/30/39	825	999
Juniper Networks Inc.	5.950%	3/15/41	300	316
Microsoft Corp.	5.200%	6/1/39	500	597
Microsoft Corp.	4.500%	10/1/40	265	287
3 Microsoft Corp.	5.300%	2/8/41	310	373
Nokia Oyj	6.625%	5/15/39	200	182
Oracle Corp.	6.500%	4/15/38	925	1,213
Oracle Corp.	6.125%	7/8/39	1,150	1,436
2 Oracle Corp.	5.375%	7/15/40	100	116
Pitney Bowes Inc.	5.250%	1/15/37	100	99
Science Applications International Corp.	5.500%	7/1/33	325	325
Tyco Electronics Group SA	7.125%	10/1/37	150	186
Xerox Corp.	6.750%	12/15/39	250	285

Transportation (3.0%)
BNSF Funding Trust I	6.613%	12/15/55	150	151
Burlington Northern Santa Fe LLC	6.150%	5/1/37	325	402
Burlington Northern Santa Fe LLC	5.750%	5/1/40	715	831
Burlington Northern Santa Fe LLC	5.050%	3/1/41	100	107
Burlington Northern Santa Fe LLC	5.400%	6/1/41	375	415
Burlington Northern Santa Fe LLC	4.950%	9/15/41	125	133
Canadian National Railway Co.	6.900%	7/15/28	250	337
Canadian National Railway Co.	6.375%	11/15/37	550	712
Canadian Pacific Railway Co.	4.450%	3/15/23	925	935
Con-way Inc.	6.700%	5/1/34	200	195
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	93	96
CSX Corp.	6.000%	10/1/36	500	572
CSX Corp.	6.150%	5/1/37	275	326
CSX Corp.	6.220%	4/30/40	400	471
CSX Corp.	5.500%	4/15/41	200	219
CSX Corp.	4.750%	5/30/42	475	473
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	265	269
Norfolk Southern Corp.	5.640%	5/17/29	125	145
Norfolk Southern Corp.	7.250%	2/15/31	1,090	1,468
2 Norfolk Southern Corp.	4.837%	10/1/41	588	598

1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	133	145
Union Pacific Corp.	6.625%	2/1/29	525	663
Union Pacific Corp.	4.750%	9/15/41	625	652
United Parcel Service Inc.	6.200%	1/15/38	780	979
				224,977
Utilities (17.0%)
Electric (12.5%)
Alabama Power Co.	6.125%	5/15/38	500	657
Alabama Power Co.	5.200%	6/1/41	350	409
Appalachian Power Co.	6.375%	4/1/36	100	122
Appalachian Power Co.	7.000%	4/1/38	725	960
Arizona Public Service Co.	5.050%	9/1/41	400	437
Cleco Power LLC	6.000%	12/1/40	50	59
Commonwealth Edison Co.	6.450%	1/15/38	100	132
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	58
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	175	214
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	100	126
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	325	423
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	225	309
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	750	914
Constellation Energy Group Inc.	7.600%	4/1/32	480	599
Detroit Edison Co.	5.700%	10/1/37	125	153
Dominion Resources Inc.	2.250%	9/1/15	100	102
Dominion Resources Inc.	7.000%	6/15/38	100	131
Dominion Resources Inc.	4.900%	8/1/41	150	157
Duke Energy Carolinas LLC	6.050%	4/15/38	975	1,249
Duke Energy Carolinas LLC	5.300%	2/15/40	1,100	1,319
Entergy Louisiana LLC	5.400%	11/1/24	300	337
Entergy Louisiana LLC	4.440%	1/15/26	75	77
Exelon Generation Co. LLC	6.250%	10/1/39	1,000	1,179
Exelon Generation Co. LLC	5.750%	10/1/41	450	502
FirstEnergy Corp.	7.375%	11/15/31	1,075	1,282
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,025	1,129
Florida Power & Light Co.	5.950%	2/1/38	800	1,040
Florida Power & Light Co.	5.960%	4/1/39	600	777
Florida Power & Light Co.	5.690%	3/1/40	625	794
Florida Power Corp.	6.400%	6/15/38	975	1,304
Florida Power Corp.	5.650%	4/1/40	550	678
Georgia Power Co.	5.950%	2/1/39	915	1,194
Georgia Power Co.	5.400%	6/1/40	275	330
Iberdrola International BV	6.750%	7/15/36	90	94
Interstate Power & Light Co.	6.250%	7/15/39	200	260
Kansas City Power & Light Co.	5.300%	10/1/41	225	237
Kentucky Utilities Co.	5.125%	11/1/40	140	165
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,905	2,261
Midamerican Energy Holdings Co.	5.950%	5/15/37	250	295
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,485	1,858
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	875	1,243
Nevada Power Co.	6.650%	4/1/36	225	294
Nevada Power Co.	5.375%	9/15/40	375	440
Northern States Power Co.	6.250%	6/1/36	950	1,281
Northern States Power Co.	5.350%	11/1/39	300	368
Oglethorpe Power Corp.	5.950%	11/1/39	225	281
Oglethorpe Power Corp.	5.375%	11/1/40	275	316
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,400	1,766
Pacific Gas & Electric Co.	6.050%	3/1/34	1,700	2,037

Pacific Gas & Electric Co.	5.800%	3/1/37	575	675
Pacific Gas & Electric Co.	6.350%	2/15/38	100	126
Pacific Gas & Electric Co.	6.250%	3/1/39	300	377
PacifiCorp	7.700%	11/15/31	80	117
PacifiCorp	6.000%	1/15/39	125	155
Potomac Electric Power Co.	6.500%	11/15/37	225	306
PPL Electric Utilities Corp.	5.200%	7/15/41	550	638
Progress Energy Inc.	7.000%	10/30/31	350	452
PSEG Power LLC	8.625%	4/15/31	575	827
Public Service Co. of Colorado	6.250%	9/1/37	150	201
Public Service Co. of Colorado	4.750%	8/15/41	200	223
Public Service Electric & Gas Co.	5.500%	3/1/40	375	465
Puget Sound Energy Inc.	5.795%	3/15/40	150	188
Puget Sound Energy Inc.	5.638%	4/15/41	775	930
Puget Sound Energy Inc.	4.434%	11/15/41	225	225
San Diego Gas & Electric Co.	4.500%	8/15/40	675	737
San Diego Gas & Electric Co.	3.950%	11/15/41	300	299
South Carolina Electric & Gas Co.	6.625%	2/1/32	100	131
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	221
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	119
Southern California Edison Co.	6.000%	1/15/34	700	889
Southern California Edison Co.	5.950%	2/1/38	650	845
Southern California Edison Co.	4.500%	9/1/40	800	862
Southwestern Electric Power Co.	6.200%	3/15/40	500	598
Tampa Electric Co.	6.150%	5/15/37	100	127
TransAlta Corp.	6.500%	3/15/40	75	86
Union Electric Co.	8.450%	3/15/39	200	324
United Utilities plc	6.875%	8/15/28	150	171
Virginia Electric and Power Co.	6.000%	5/15/37	1,250	1,585
Virginia Electric and Power Co.	8.875%	11/15/38	400	635
Wisconsin Electric Power Co.	5.700%	12/1/36	100	126
Wisconsin Power & Light Co.	6.375%	8/15/37	101	136

Natural Gas (4.3%)
AGL Capital Corp.	6.000%	10/1/34	150	173
AGL Capital Corp.	5.875%	3/15/41	400	473
Atmos Energy Corp.	5.500%	6/15/41	100	114
CenterPoint Energy Resources Corp.	6.625%	11/1/37	200	246
DCP Midstream LLC	8.125%	8/16/30	125	158
El Paso Natural Gas Co.	8.625%	1/15/22	150	187
El Paso Natural Gas Co.	8.375%	6/15/32	115	147
Enbridge Energy Partners LP	7.500%	4/15/38	350	467
Energy Transfer Partners LP	7.500%	7/1/38	635	717
Enterprise Products Operating LLC	6.650%	10/15/34	625	720
Enterprise Products Operating LLC	7.550%	4/15/38	300	376
Enterprise Products Operating LLC	6.125%	10/15/39	900	983
Enterprise Products Operating LLC	5.950%	2/1/41	150	162
KeySpan Corp.	8.000%	11/15/30	120	173
Kinder Morgan Energy Partners LP	6.500%	2/1/37	100	108
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,075	1,180
Kinder Morgan Energy Partners LP	6.375%	3/1/41	900	973
Kinder Morgan Energy Partners LP	5.625%	9/1/41	350	349
National Fuel Gas Co.	4.900%	12/1/21	175	175
Nisource Finance Corp.	6.125%	3/1/22	700	786
Oneok Inc.	6.000%	6/15/35	125	141
ONEOK Partners LP	6.125%	2/1/41	875	990

Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	375	420
Sempra Energy	6.000%	10/15/39	500	597
Southern Natural Gas Co.	8.000%	3/1/32	225	288
Southern Union Co.	7.600%	2/1/24	150	178
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	175	175
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	150	159
Tennessee Gas Pipeline Co.	7.000%	3/15/27	100	117
Tennessee Gas Pipeline Co.	7.625%	4/1/37	200	243
Texas Eastern Transmission LP	7.000%	7/15/32	200	246
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	331
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	394
TransCanada PipeLines Ltd.	7.625%	1/15/39	950	1,314
TransCanada PipeLines Ltd.	6.100%	6/1/40	600	737
Williams Partners LP	6.300%	4/15/40	950	1,113

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	325	390
Veolia Environnement SA	6.750%	6/1/38	175	204

				62,849
Total Corporate Bonds (Cost $349,174)				357,934
Taxable Municipal Bonds (0.1%)
Ohio State University General Receipts
Revenue	4.800%	6/1/11	125	126
University of Southern California	5.250%	10/1/11	100	118
Total Taxable Municipal Bonds (Cost $224)				244
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
4 Vanguard Market Liquidity Fund (Cost
$8,328)	0.135%		8,328,314	8,328

Total Investments (99.3%) (Cost $359,376)				368,151
Other Assets and Liabilities-Net (0.7%)				2,548
Net Assets (100%)				370,699

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $1,912,000, representing 0.5% of net assets.
3 Securities with a value of $330,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected

Long-Term Corporate Bond Index Fund

by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,645	—
Corporate Bonds	—	357,934	—
Taxable Municipal Bonds	—	244	—
Temporary Cash Investments	8,328	—	—
Futures Contracts—Assets[1]	190	—	—
Futures Contracts—Liabilities[1]	(159)	—	—
Total	8,359	359,823	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	March 2012	110	15,551	(245)
Ultra Long U.S. Treasury Bond	March 2012	(69)	(10,725)	47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Long-Term Corporate Bond Index Fund

gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $359,376,000. Net unrealized appreciation of investment securities for tax purposes was $8,775,000, consisting of unrealized gains of $14,579,000 on securities that had risen in value since their purchase and $5,804,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
Conventional Mortgage-Backed Securities (95.5%)
[1,2,3]Fannie Mae Pool		3.500%	9/1/25–12/1/41	3,852	3,986
[1,2,3]Fannie Mae Pool		4.000%	7/1/18–12/1/41	8,699	9,097
[1,2,3]Fannie Mae Pool		4.500%	2/1/18–12/1/41	8,579	9,101
[1,2,3]Fannie Mae Pool		5.000%	3/1/17–12/1/41	7,969	8,581
[1,2,3]Fannie Mae Pool		5.500%	12/1/16–12/1/41	7,061	7,695
[1,2,3]Fannie Mae Pool		6.000%	12/1/13–12/1/41	5,257	5,793
[1,2]	Fannie Mae Pool	6.500%	4/1/16–10/1/39	1,625	1,808
[1,2]	Fannie Mae Pool	7.000%	12/1/15–4/1/37	331	376
[1,2,3]Freddie Mac Gold Pool		3.500%	3/1/26–12/1/41	2,282	2,359
[1,2,3]Freddie Mac Gold Pool		4.000%	7/1/18–12/1/41	5,488	5,729
[1,2,3]Freddie Mac Gold Pool		4.500%	2/1/18–12/1/41	6,019	6,356
[1,2,3]Freddie Mac Gold Pool		5.000%	11/1/15–12/1/41	5,431	5,813
[1,2,3]Freddie Mac Gold Pool		5.500%	4/1/14–12/1/41	5,289	5,726
[1,2,3]Freddie Mac Gold Pool		6.000%	4/1/14–12/1/41	3,131	3,432
[1,2]	Freddie Mac Gold Pool	6.500%	1/1/29–9/1/39	1,066	1,190
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–2/1/37	320	365
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	4	5
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–12/1/41	413	430
[1,3]	Ginnie Mae I Pool	4.000%	10/15/24–12/1/41	1,981	2,113
[1,3]	Ginnie Mae I Pool	4.500%	9/15/18–12/1/41	3,893	4,234
[1,3]	Ginnie Mae I Pool	5.000%	1/15/18–12/1/41	2,547	2,807
[1,3]	Ginnie Mae I Pool	5.500%	10/15/32–12/1/41	1,410	1,579
[1,3]	Ginnie Mae I Pool	6.000%	4/15/28–12/1/41	1,083	1,221
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	440	499
1	Ginnie Mae I Pool	7.000%	10/15/27	17	19
1	Ginnie Mae II Pool	3.500%	10/20/26	60	63
[1,3]	Ginnie Mae II Pool	4.000%	12/20/40–12/1/41	2,468	2,630
[1,3]	Ginnie Mae II Pool	4.500%	4/20/18–12/1/41	4,487	4,864
[1,3]	Ginnie Mae II Pool	5.000%	6/20/33–12/1/41	3,268	3,604
[1,3]	Ginnie Mae II Pool	5.500%	12/20/33–12/1/41	1,437	1,609
1	Ginnie Mae II Pool	6.000%	1/20/32–7/20/39	697	788
1	Ginnie Mae II Pool	6.500%	10/20/28–11/20/38	164	185
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	83	95
					104,152
Nonconventional Mortgage-Backed Securities (3.4%)
[1,2] Fannie Mae Pool		2.846%	3/1/41	66	68
[1,2] Fannie Mae Pool		3.108%	12/1/40	67	69
[1,2] Fannie Mae Pool		3.123%	2/1/41	43	44
[1,2] Fannie Mae Pool		3.149%	2/1/41	94	97
[1,2] Fannie Mae Pool		3.185%	12/1/40	64	66
[1,2] Fannie Mae Pool		3.236%	10/1/40	117	122
[1,2] Fannie Mae Pool		3.267%	11/1/40	73	76
[1,2] Fannie Mae Pool		3.296%	1/1/40	21	22
[1,2] Fannie Mae Pool		3.454%	12/1/39	262	273
[1,2] Fannie Mae Pool		3.509%	5/1/40	44	46
[1,2] Fannie Mae Pool		3.531%	3/1/40	36	37
[1,2] Fannie Mae Pool		3.610%	4/1/41	69	71
[1,2] Fannie Mae Pool		5.090%	3/1/38	129	139

[1,2] Fannie Mae Pool		5.624%	3/1/37	283	292
[1,2] Fannie Mae Pool		5.710%	4/1/37	77	83
[1,2] Fannie Mae Pool		6.279%	9/1/37	47	49
[1,2] Freddie Mac Non Gold Pool		2.701%	12/1/40	250	258
[1,2] Freddie Mac Non Gold Pool		2.830%	1/1/41	255	262
[1,2] Freddie Mac Non Gold Pool		2.981%	2/1/41	66	69
[1,2] Freddie Mac Non Gold Pool		3.330%	4/1/40	54	57
[1,2] Freddie Mac Non Gold Pool		3.355%	5/1/40	15	16
[1,2] Freddie Mac Non Gold Pool		3.598%	6/1/40	195	204
[1,2] Freddie Mac Non Gold Pool		3.607%	1/1/40	117	123
[1,2] Freddie Mac Non Gold Pool		3.668%	9/1/40	276	290
[1,2] Freddie Mac Non Gold Pool		3.977%	3/1/40	228	240
[1,2] Freddie Mac Non Gold Pool		5.789%	10/1/37	72	75
[1,2] Freddie Mac Non Gold Pool		6.392%	2/1/37	125	135
1	Ginnie Mae II Pool	2.500%	1/20/41–2/20/41	141	145
1	Ginnie Mae II Pool	3.000%	4/20/41–5/20/41	91	94
1	Ginnie Mae II Pool	4.000%	12/20/39	221	235
					3,757
Total U.S. Government and Agency Obligations (Cost $106,540)					107,909
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investment (15.2%)
Money Market Fund (15.2%)
4
	Vanguard Market Liquidity Fund (Cost $16,516)	0.135%		16,516,394	16,516

Total Investments (114.1%) (Cost $123,056)					124,425
Other Assets and Liabilities-Net (-14.1%)					(15,329)
Net Assets (100%)					109,096

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2011.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mortgage-Backed Securities Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	107,909	—
Temporary Cash Investments	16,516	—	—
Total	16,516	107,909	—

C. At November 30, 2011, the cost of investment securities for tax purposes was $123,058,000. Net unrealized appreciation of investment securities for tax purposes was $1,367,000, consisting of unrealized gains of $1,461,000 on securities that had risen in value since their purchase and $94,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (93.2%)[1]
Consumer Discretionary (8.3%)
	Six Flags Entertainment Corp.	31,100	1,182
	Meredith Corp.	37,421	1,085
	Chico's FAS Inc.	78,657	818
	Interpublic Group of Cos. Inc.	85,400	801
	American Eagle Outfitters Inc.	49,700	691
	Virgin Media Inc.	29,700	658
*	Kirkland's Inc.	43,500	542
*,^ hhgregg Inc.		34,200	542
	Regis Corp.	30,200	490
*	Entercom Communications Corp. Class A	83,550	465
	Newell Rubbermaid Inc.	30,043	460
	Harman International Industries Inc.	10,900	450
*	Ascena Retail Group Inc.	15,000	413
	International Speedway Corp. Class A	15,940	392
	Thor Industries Inc.	8,900	215
*	Cambium Learning Group Inc.	58,100	186
*	Exide Technologies	8,100	22
			9,412
Consumer Staples (1.1%)
	JM Smucker Co.	8,700	661
	Inter Parfums Inc.	19,263	330
*	Pantry Inc.	19,765	245
			1,236
Energy (5.9%)
	World Fuel Services Corp.	24,700	1,059
*	Concho Resources Inc.	10,400	1,057
*	Oasis Petroleum Inc.	22,700	692
	SM Energy Co.	8,463	673
	EXCO Resources Inc.	55,100	656
*	Forest Oil Corp.	39,300	630
*	Resolute Energy Corp.	36,700	497
*	Carrizo Oil & Gas Inc.	16,088	458
*	Comstock Resources Inc.	24,580	409
*	Rex Energy Corp.	25,100	405
*	Lone Pine Resources Inc.	24,070	180
			6,716
Financials (25.4%)
	Aspen Insurance Holdings Ltd.	55,066	1,460
*	Affiliated Managers Group Inc.	15,300	1,447
	Nelnet Inc. Class A	59,600	1,366
	First Citizens BancShares Inc. Class A	5,600	961
	Willis Group Holdings plc	27,200	959
	Fifth Third Bancorp	74,800	904
	Cash America International Inc.	16,700	830
	Endurance Specialty Holdings Ltd.	22,500	814
	CapitalSource Inc.	117,800	760
	Comerica Inc.	30,100	759
	Raymond James Financial Inc.	24,624	734

Northwest Bancshares Inc.	56,800	706
Hatteras Financial Corp.	25,100	673
CYS Investments Inc.	51,000	670
Flushing Financial Corp.	51,240	663
Brookline Bancorp Inc.	81,000	651
Ares Capital Corp.	41,800	650
Argo Group International Holdings Ltd.	21,702	636
HCC Insurance Holdings Inc.	23,523	632
Assurant Inc.	16,100	632
Parkway Properties Inc.	60,400	611
Lincoln National Corp.	29,500	595
First Community Bancshares Inc.	47,724	592
WSFS Financial Corp.	15,036	550
Entertainment Properties Trust	12,000	536
Bank of the Ozarks Inc.	18,290	519
* Beneficial Mutual Bancorp Inc.	57,310	501
National Retail Properties Inc.	18,874	499
Starwood Property Trust Inc.	27,800	496
Renasant Corp.	32,911	488
First American Financial Corp.	39,900	463
Government Properties Income Trust	19,600	426
Selective Insurance Group Inc.	25,800	425
* Pinnacle Financial Partners Inc.	27,667	415
Assured Guaranty Ltd.	42,300	410
Campus Crest Communities Inc.	38,707	390
Medical Properties Trust Inc.	40,700	389
Hancock Holding Co.	12,740	389
* E*Trade Financial Corp.	40,200	369
* Navigators Group Inc.	7,800	364
Home Bancshares Inc.	14,640	364
First Financial Holdings Inc.	44,470	363
Washington Federal Inc.	24,300	316
First Horizon National Corp.	37,984	293
* Investment Technology Group Inc.	25,900	276
* Popular Inc.	141,500	211
BOK Financial Corp.	3,670	201
* Texas Capital Bancshares Inc.	6,770	195
Jefferies Group Inc.	16,600	190
Bank Mutual Corp.	55,100	186
		28,929
Health Care (5.7%)
Teleflex Inc.	28,000	1,705
* Henry Schein Inc.	11,800	759
Omnicare Inc.	22,400	730
* VCA Antech Inc.	29,000	570
* Coventry Health Care Inc.	17,800	569
Cooper Cos. Inc.	9,014	552
* CONMED Corp.	20,802	547
* IRIS International Inc.	40,917	397
* Synovis Life Technologies Inc.	18,475	348
West Pharmaceutical Services Inc.	6,400	247
		6,424
Industrials (20.5%)
* Teledyne Technologies Inc.	24,642	1,397
* Atlas Air Worldwide Holdings Inc.	29,425	1,243
* FTI Consulting Inc.	25,300	1,085

* SYKES Enterprises Inc.	56,000	912
* WESCO International Inc.	16,116	821
Equifax Inc.	21,300	791
RR Donnelley & Sons Co.	51,000	766
* On Assignment Inc.	70,629	736
* DXP Enterprises Inc.	24,019	727
* KAR Auction Services Inc.	52,000	683
* Altra Holdings Inc.	38,355	680
Mueller Industries Inc.	17,500	667
* Kirby Corp.	10,198	656
Viad Corp.	30,200	560
Brink's Co.	22,500	554
Snap-on Inc.	10,695	549
* RailAmerica Inc.	38,954	547
Granite Construction Inc.	21,800	543
Harsco Corp.	26,000	537
Actuant Corp. Class A	21,301	488
UTi Worldwide Inc.	30,700	478
* Beacon Roofing Supply Inc.	24,103	471
Encore Wire Corp.	17,550	455
* BE Aerospace Inc.	11,363	443
Kaman Corp.	13,900	431
* Orbital Sciences Corp.	28,685	426
Celadon Group Inc.	38,878	416
Carlisle Cos. Inc.	9,250	413
Lennox International Inc.	12,300	407
JB Hunt Transport Services Inc.	8,400	384
AMETEK Inc.	8,900	381
* Saia Inc.	32,516	378
Interface Inc. Class A	30,897	355
* EnergySolutions Inc.	110,800	350
Heidrick & Struggles International Inc.	16,160	344
* GrafTech International Ltd.	23,700	342
HNI Corp.	12,166	319
* Columbus McKinnon Corp.	24,575	309
* WABCO Holdings Inc.	6,526	307
Apogee Enterprises Inc.	27,900	296
* Furmanite Corp.	42,235	288
Mine Safety Appliances Co.	6,500	229
* CRA International Inc.	10,882	222
		23,386
Information Technology (18.5%)
Lexmark International Inc. Class A	45,541	1,524
DST Systems Inc.	31,600	1,502
IAC/InterActiveCorp	34,900	1,462
Broadridge Financial Solutions Inc.	51,850	1,170
j2 Global Communications Inc.	43,000	1,166
* Convergys Corp.	81,800	1,057
CA Inc.	44,500	943
* Progress Software Corp.	36,650	747
* Netscout Systems Inc.	38,700	684
* Compuware Corp.	80,900	668
InterDigital Inc.	15,000	659
Jabil Circuit Inc.	31,697	642
* Axcelis Technologies Inc.	481,600	612
MTS Systems Corp.	15,117	607
Earthlink Inc.	95,900	604

	Lender Processing Services Inc.			30,200	573
*	OSI Systems Inc.			11,806	564
*	Brightpoint Inc.			51,490	514
*	Insight Enterprises Inc.			31,820	466
*	Pericom Semiconductor Corp.			58,705	457
*	Fairchild Semiconductor International Inc. Class A			33,500	434
*	Cabot Microelectronics Corp.			10,400	432
*	ACI Worldwide Inc.			14,200	427
*	ValueClick Inc.			27,400	424
	Harris Corp.			10,200	363
	Global Payments Inc.			8,000	354
	Littelfuse Inc.			7,218	337
*	Acxiom Corp.			26,300	327
*	Atmel Corp.			36,400	323
	Diebold Inc.			10,198	308
*	Advanced Energy Industries Inc.			20,800	208
*	Lionbridge Technologies Inc.			86,050	192
*	Virtusa Corp.			11,850	187
*	Anaren Inc.			8,545	143
					21,080
Materials (3.9%)
	Silgan Holdings Inc.			37,400	1,456
	FMC Corp.			10,900	915
	PH Glatfelter Co.			34,630	502
	Cytec Industries Inc.			10,462	494
	Cabot Corp.			12,862	427
	Eagle Materials Inc.			16,730	387
*	RTI International Metals Inc.			8,872	242
					4,423
Telecommunication Services (1.4%)
*	NII Holdings Inc.			29,900	688
	Windstream Corp.			30,000	353
*	NTELOS Holdings Corp.			16,250	343
*	Lumos Networks Corp.			16,250	237
					1,621
Utilities (2.5%)
	Westar Energy Inc.			28,565	789
	Portland General Electric Co.			26,753	670
	Piedmont Natural Gas Co. Inc.			14,746	486
	Unitil Corp.			17,370	482
	Southwest Gas Corp.			9,695	392
					2,819
Total Common Stocks (Cost $105,604)					106,046
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (6.8%)[1]
Money Market Fund (5.7%)
[2,3] Vanguard Market Liquidity Fund		0.135%		6,574,013	6,574

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.1%)
[4,5] Fannie Mae Discount Notes		0.025%	12/28/11	100	100

[5,6] Federal Home Loan Bank Discount Notes	0.025%	12/2/11	200	200
6 Federal Home Loan Bank Discount Notes	0.040%	12/21/11	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.027%	12/28/11	130	130
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	300	300
				1,230
Total Temporary Cash Investments (Cost $7,804)				7,804
Total Investments (100.0%) (Cost $113,408)				113,850
Other Assets and Liabilities-Net (0.0%)[3]				(12)
Net Assets (100%)				113,838

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $377,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.8% and 3.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $405,000 of collateral received for securities on loan.
4 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
5 Securities with a value of $830,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

Explorer Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	106,046	—	—
Temporary Cash Investments	6,574	1,230	—
Futures Contracts—Assets[1]	230	—	—
Total	112,850	1,230	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-Mini Russell 2000 Index	December 2011	57	4,199	345

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $113,408,000. Net unrealized appreciation of investment securities for tax purposes was $442,000, consisting of unrealized gains of $10,021,000 on securities that had risen in value since their purchase and $9,579,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.6%)
	McDonald's Corp.	19,832	1,894
*	Amazon.com Inc.	6,946	1,336
	Walt Disney Co.	36,127	1,295
	Home Depot Inc.	30,545	1,198
	Comcast Corp. Class A	52,713	1,195
	News Corp. Class A	43,878	765
*	Ford Motor Co.	71,217	755
	Time Warner Inc.	20,467	713
	Target Corp.	13,172	694
*	DIRECTV Class A	14,675	693
	NIKE Inc. Class B	6,824	656
	Starbucks Corp.	14,327	623
	Lowe's Cos. Inc.	24,887	598
	Viacom Inc. Class B	11,184	501
	Yum! Brands Inc.	8,899	499
*	priceline.com Inc.	949	461
	TJX Cos. Inc.	7,380	455
	Johnson Controls Inc.	12,967	408
	Time Warner Cable Inc.	6,430	389
	Coach Inc.	5,612	351
*	Las Vegas Sands Corp.	7,496	350
	CBS Corp. Class B	12,782	333
*	General Motors Co.	14,528	309
*	Bed Bath & Beyond Inc.	4,762	288
	Kohl's Corp.	5,150	277
	Carnival Corp.	8,150	271
	Macy's Inc.	8,139	263
	McGraw-Hill Cos. Inc.	5,824	249
	Omnicom Group Inc.	5,373	232
	VF Corp.	1,662	231
*	Discovery Communications Inc. Class A	5,324	223
*	Liberty Global Inc. Class A	5,297	209
*	O'Reilly Automotive Inc.	2,635	204
	Limited Brands Inc.	4,767	202
	Ross Stores Inc.	2,246	200
	Staples Inc.	13,631	196
	Thomson Reuters Corp.	7,189	195
	Mattel Inc.	6,644	191
*	Chipotle Mexican Grill Inc. Class A	595	191
*	Dollar Tree Inc.	2,337	190
*	Liberty Interactive Corp. Class A	11,490	187
	Wynn Resorts Ltd.	1,514	183
	Starwood Hotels & Resorts Worldwide Inc.	3,729	178
	Genuine Parts Co.	3,007	176
*	Liberty Media Corp. - Liberty Capital Class A	2,237	171
	Ralph Lauren Corp. Class A	1,200	170
*	AutoZone Inc.	509	167
	Harley-Davidson Inc.	4,517	166
	Tiffany & Co.	2,441	164

Best Buy Co. Inc.	5,638	153
Marriott International Inc. Class A	4,870	149
Nordstrom Inc.	3,118	141
Family Dollar Stores Inc.	2,344	139
* BorgWarner Inc.	2,102	139
* Sirius XM Radio Inc.	75,687	136
Virgin Media Inc.	6,068	134
Gap Inc.	6,825	128
Darden Restaurants Inc.	2,636	126
* CarMax Inc.	4,362	125
Wyndham Worldwide Corp.	3,310	117
PetSmart Inc.	2,122	102
* Apollo Group Inc. Class A	2,086	101
Expedia Inc.	3,635	101
JC Penney Co. Inc.	3,102	99
Tractor Supply Co.	1,355	98
International Game Technology	5,628	96
Advance Auto Parts Inc.	1,382	96
DISH Network Corp. Class A	3,759	92
H&R Block Inc.	5,763	91
Autoliv Inc.	1,687	90
* Fossil Inc.	991	89
Interpublic Group of Cos. Inc.	9,264	87
* LKQ Corp.	2,769	85
Newell Rubbermaid Inc.	5,518	84
Lear Corp.	1,989	83
Hasbro Inc.	2,307	83
* Deckers Outdoor Corp.	739	81
Abercrombie & Fitch Co.	1,677	80
Gentex Corp.	2,725	80
* Panera Bread Co. Class A	551	79
PVH Corp.	1,141	77
* Dollar General Corp.	1,891	77
Williams-Sonoma Inc.	2,005	76
Garmin Ltd.	2,053	75
Polaris Industries Inc.	1,237	74
Signet Jewelers Ltd.	1,659	73
Royal Caribbean Cruises Ltd.	2,587	72
Whirlpool Corp.	1,455	71
* Tempur-Pedic International Inc.	1,307	71
Scripps Networks Interactive Inc. Class A	1,788	71
* Dick's Sporting Goods Inc.	1,783	70
* MGM Resorts International	6,758	70
Tupperware Brands Corp.	1,193	70
Foot Locker Inc.	2,940	69
* Goodyear Tire & Rubber Co.	4,709	66
* Netflix Inc.	1,003	65
* NVR Inc.	96	64
DR Horton Inc.	5,392	64
* TRW Automotive Holdings Corp.	1,929	63
* Urban Outfitters Inc.	2,318	63
Cablevision Systems Corp. Class A	4,143	62
Leggett & Platt Inc.	2,761	62
* GameStop Corp. Class A	2,652	61
* Ulta Salon Cosmetics & Fragrance Inc.	875	61
* Mohawk Industries Inc.	1,102	60
* Charter Communications Inc. Class A	1,120	59

* Toll Brothers Inc.	2,860	58
* Under Armour Inc. Class A	706	57
Harman International Industries Inc.	1,367	56
* Visteon Corp.	997	56
Lennar Corp. Class A	3,028	56
Jarden Corp.	1,788	56
* Big Lots Inc.	1,286	52
Gannett Co. Inc.	4,733	51
American Eagle Outfitters Inc.	3,648	51
* Penn National Gaming Inc.	1,282	48
DeVry Inc.	1,365	47
Service Corp. International	4,397	45
* Hanesbrands Inc.	1,812	45
John Wiley & Sons Inc. Class A	913	44
* Sears Holdings Corp.	719	43
Aaron's Inc.	1,579	41
Brinker International Inc.	1,674	40
* PulteGroup Inc.	6,417	39
* AMC Networks Inc. Class A	1,082	39
Washington Post Co. Class B	101	36
* Sally Beauty Holdings Inc.	1,792	36
Chico's FAS Inc.	3,434	36
Guess? Inc.	1,223	34
Weight Watchers International Inc.	585	34
* Bally Technologies Inc.	844	32
* Madison Square Garden Co. Class A	1,103	32
* Tesla Motors Inc.	950	31
* Hyatt Hotels Corp. Class A	863	31
Morningstar Inc.	480	29
Wendy's Co.	5,818	29
* Lamar Advertising Co. Class A	1,147	28
Dillard's Inc. Class A	591	28
* DreamWorks Animation SKG Inc. Class A	1,439	27
* ITT Educational Services Inc.	474	26
* WMS Industries Inc.	1,169	25
* AutoNation Inc.	668	24
Regal Entertainment Group Class A	1,663	24
RadioShack Corp.	2,063	24
Thor Industries Inc.	924	22
Choice Hotels International Inc.	602	22
DSW Inc. Class A	458	21
* Education Management Corp.	626	14
* Dunkin' Brands Group Inc.	418	11
* Clear Channel Outdoor Holdings Inc. Class A	663	7
* Marriott Vacations Worldwide Corp.	460	7
* Career Education Corp.	1,002	7
* Federal-Mogul Corp.	315	5
* HomeAway Inc.	143	4
* Pandora Media Inc.	266	3
		28,508
Consumer Staples (10.3%)
Procter & Gamble Co.	53,351	3,445
Philip Morris International Inc.	33,992	2,591
Coca-Cola Co.	37,761	2,539
Wal-Mart Stores Inc.	33,917	1,998
PepsiCo Inc.	30,212	1,934
Altria Group Inc.	40,012	1,148

Kraft Foods Inc.	31,583	1,142
CVS Caremark Corp.	25,917	1,007
Colgate-Palmolive Co.	9,344	855
Costco Wholesale Corp.	8,350	712
Walgreen Co.	17,498	590
Kimberly-Clark Corp.	7,509	537
General Mills Inc.	12,202	487
Archer-Daniels-Midland Co.	12,917	389
HJ Heinz Co.	6,151	324
Sysco Corp.	11,153	318
Mead Johnson Nutrition Co.	3,905	294
Lorillard Inc.	2,580	288
Kroger Co.	11,592	269
Reynolds American Inc.	6,406	268
Estee Lauder Cos. Inc. Class A	2,157	254
Kellogg Co.	4,702	231
Sara Lee Corp.	11,184	212
Whole Foods Market Inc.	2,956	201
ConAgra Foods Inc.	7,815	197
Bunge Ltd.	2,814	176
JM Smucker Co.	2,217	168
Hershey Co.	2,905	168
Clorox Co.	2,548	165
Coca-Cola Enterprises Inc.	6,213	162
Brown-Forman Corp. Class B	1,959	156
Beam Inc.	2,947	155
Dr Pepper Snapple Group Inc.	4,231	155
Avon Products Inc.	8,234	140
Safeway Inc.	6,802	136
Herbalife Ltd.	2,299	127
* Hansen Natural Corp.	1,356	125
* Green Mountain Coffee Roasters Inc.	2,379	125
McCormick & Co. Inc.	2,556	124
Church & Dwight Co. Inc.	2,764	122
Tyson Foods Inc. Class A	5,845	118
Campbell Soup Co.	3,455	113
Molson Coors Brewing Co. Class B	2,513	102
* Energizer Holdings Inc.	1,309	95
* Ralcorp Holdings Inc.	1,040	85
Hormel Foods Corp.	2,620	79
* Smithfield Foods Inc.	3,171	78
Corn Products International Inc.	1,459	76
* Constellation Brands Inc. Class A	3,484	68
Flowers Foods Inc.	2,120	42
* Dean Foods Co.	3,484	35
SUPERVALU Inc.	4,064	30
		25,355
Energy (11.9%)
Exxon Mobil Corp.	94,155	7,574
Chevron Corp.	38,423	3,951
Schlumberger Ltd.	25,936	1,954
ConocoPhillips	27,017	1,927
Occidental Petroleum Corp.	15,537	1,537
Anadarko Petroleum Corp.	9,510	773
Apache Corp.	7,329	729
Halliburton Co.	17,489	644
National Oilwell Varco Inc.	8,087	580

EOG Resources Inc.	5,131	532
Devon Energy Corp.	8,085	529
Baker Hughes Inc.	8,307	454
Marathon Oil Corp.	13,610	380
El Paso Corp.	14,698	368
Spectra Energy Corp.	12,422	365
Williams Cos. Inc.	11,242	363
Hess Corp.	5,799	349
Noble Energy Inc.	3,373	332
Chesapeake Energy Corp.	12,571	319
* Southwestern Energy Co.	6,650	253
* Cameron International Corp.	4,683	253
Valero Energy Corp.	10,900	243
* FMC Technologies Inc.	4,593	240
Marathon Petroleum Corp.	6,805	227
Range Resources Corp.	3,071	220
Pioneer Natural Resources Co.	2,232	211
Murphy Oil Corp.	3,697	207
Peabody Energy Corp.	5,175	203
* Concho Resources Inc.	1,976	201
Consol Energy Inc.	4,332	180
Cabot Oil & Gas Corp.	1,997	177
EQT Corp.	2,568	159
* Denbury Resources Inc.	7,782	131
* Newfield Exploration Co.	2,516	115
QEP Resources Inc.	3,309	108
Cimarex Energy Co.	1,602	107
* Alpha Natural Resources Inc.	4,284	103
* Whiting Petroleum Corp.	2,204	102
Helmerich & Payne Inc.	1,789	102
* Ultra Petroleum Corp.	2,873	101
Core Laboratories NV	855	99
Oceaneering International Inc.	2,043	97
* Nabors Industries Ltd.	5,411	97
Southern Union Co.	2,336	96
SM Energy Co.	1,200	95
* Plains Exploration & Production Co.	2,657	95
Kinder Morgan Inc.	3,203	94
HollyFrontier Corp.	3,615	84
* Rowan Cos. Inc.	2,434	83
* Brigham Exploration Co.	2,214	81
Sunoco Inc.	2,063	80
* Dresser-Rand Group Inc.	1,523	79
Diamond Offshore Drilling Inc.	1,307	79
* Oil States International Inc.	978	74
Energen Corp.	1,377	70
Arch Coal Inc.	4,085	67
* Tesoro Corp.	2,758	66
Patterson-UTI Energy Inc.	2,931	62
* SandRidge Energy Inc.	7,975	59
* Continental Resources Inc.	784	55
CARBO Ceramics Inc.	375	53
* McDermott International Inc.	4,636	52
Tidewater Inc.	954	48
* Atwood Oceanics Inc.	1,072	44
* Superior Energy Services Inc.	1,468	44
* Unit Corp.	820	41

SEACOR Holdings Inc.	434	38
EXCO Resources Inc.	2,947	35
* Forest Oil Corp.	2,169	35
* Cobalt International Energy Inc.	2,448	26
Teekay Corp.	864	24
* Quicksilver Resources Inc.	1,932	16
RPC Inc.	681	13
* Kosmos Energy Ltd.	532	7
* Atlas Energy Inc. Escrow	402	—
		29,391
Financials (13.9%)
* Berkshire Hathaway Inc. Class B	33,459	2,635
Wells Fargo & Co.	94,017	2,431
JPMorgan Chase & Co.	75,951	2,352
Citigroup Inc.	55,544	1,526
Bank of America Corp.	193,677	1,054
American Express Co.	20,083	965
US Bancorp	36,825	955
Goldman Sachs Group Inc.	9,895	949
Simon Property Group Inc.	5,607	697
PNC Financial Services Group Inc.	10,059	545
MetLife Inc.	15,699	494
Prudential Financial Inc.	9,290	471
Bank of New York Mellon Corp.	23,734	462
Travelers Cos. Inc.	8,006	450
ACE Ltd.	6,449	448
Morgan Stanley	29,524	437
Capital One Financial Corp.	8,776	392
Aflac Inc.	8,940	388
State Street Corp.	9,634	382
Chubb Corp.	5,592	377
Public Storage	2,684	354
CME Group Inc.	1,282	320
Marsh & McLennan Cos. Inc.	10,484	317
Equity Residential	5,632	311
BB&T Corp.	13,312	308
HCP Inc.	7,760	300
Annaly Capital Management Inc.	18,178	292
Aon Corp.	6,318	290
T Rowe Price Group Inc.	4,965	282
BlackRock Inc.	1,636	282
Franklin Resources Inc.	2,769	279
Allstate Corp.	9,995	268
Boston Properties Inc.	2,783	266
Vornado Realty Trust	3,522	262
Ventas Inc.	4,845	256
Discover Financial Services	10,427	248
ProLogis Inc.	8,771	244
Charles Schwab Corp.	20,019	239
Loews Corp.	6,055	233
AvalonBay Communities Inc.	1,797	224
Progressive Corp.	11,862	224
Ameriprise Financial Inc.	4,631	213
Fifth Third Bancorp	17,560	212
American International Group Inc.	8,447	197
SunTrust Banks Inc.	10,262	186
Host Hotels & Resorts Inc.	13,115	186

Invesco Ltd.	8,832	179
M&T Bank Corp.	2,398	175
Weyerhaeuser Co.	10,294	173
* IntercontinentalExchange Inc.	1,406	171
Health Care REIT Inc.	3,378	170
Northern Trust Corp.	4,150	156
General Growth Properties Inc.	10,775	152
Hartford Financial Services Group Inc.	8,520	151
Principal Financial Group Inc.	6,150	148
NYSE Euronext	5,017	143
KeyCorp	18,314	134
Moody's Corp.	3,846	134
Unum Group	5,929	134
* CIT Group Inc.	3,876	131
SLM Corp.	10,175	131
Macerich Co.	2,532	127
Kimco Realty Corp.	7,883	124
XL Group plc Class A	6,003	124
Digital Realty Trust Inc.	1,942	123
Lincoln National Corp.	6,109	123
Plum Creek Timber Co. Inc.	3,156	116
SL Green Realty Corp.	1,660	109
Federal Realty Investment Trust	1,165	103
New York Community Bancorp Inc.	8,199	99
Regions Financial Corp.	23,647	97
American Capital Agency Corp.	3,348	96
UDR Inc.	4,077	96
Comerica Inc.	3,783	95
* Arch Capital Group Ltd.	2,479	94
* Affiliated Managers Group Inc.	986	93
Rayonier Inc.	2,290	93
* CBRE Group Inc. Class A	5,525	93
People's United Financial Inc.	7,105	89
Leucadia National Corp.	3,773	88
Huntington Bancshares Inc.	16,378	86
Realty Income Corp.	2,518	85
Torchmark Corp.	1,990	85
PartnerRe Ltd.	1,275	84
Cincinnati Financial Corp.	2,776	82
Essex Property Trust Inc.	618	82
Axis Capital Holdings Ltd.	2,471	79
* MSCI Inc. Class A	2,294	77
Alexandria Real Estate Equities Inc.	1,180	77
Camden Property Trust	1,340	77
Everest Re Group Ltd.	877	77
Legg Mason Inc.	2,841	75
* Markel Corp.	186	75
WR Berkley Corp.	2,182	74
Reinsurance Group of America Inc. Class A	1,411	73
Assurant Inc.	1,820	71
RenaissanceRe Holdings Ltd.	971	71
BRE Properties Inc.	1,428	70
TD Ameritrade Holding Corp.	4,194	68
Senior Housing Properties Trust	3,115	68
Fidelity National Financial Inc. Class A	4,221	67
Taubman Centers Inc.	1,071	67
Liberty Property Trust	2,213	66

Arthur J Gallagher & Co.	2,122	66
Transatlantic Holdings Inc.	1,198	66
Regency Centers Corp.	1,730	64
* NASDAQ OMX Group Inc.	2,386	63
* Genworth Financial Inc. Class A	9,492	63
Ares Capital Corp.	3,958	62
HCC Insurance Holdings Inc.	2,203	59
Raymond James Financial Inc.	1,980	59
Zions Bancorporation	3,584	58
East West Bancorp Inc.	2,908	57
White Mountains Insurance Group Ltd.	134	57
American Financial Group Inc.	1,566	56
Commerce Bancshares Inc.	1,513	56
Lazard Ltd. Class A	2,169	56
Piedmont Office Realty Trust Inc. Class A	3,364	56
Eaton Vance Corp.	2,323	56
Duke Realty Corp.	4,701	55
Jones Lang LaSalle Inc.	845	54
Chimera Investment Corp.	20,106	54
Hospitality Properties Trust	2,421	53
Cullen/Frost Bankers Inc.	1,047	53
First Niagara Financial Group Inc.	5,953	52
Hudson City Bancorp Inc.	9,340	52
Apartment Investment & Management Co.	2,360	51
DDR Corp.	4,277	50
Weingarten Realty Investors	2,385	49
* American Capital Ltd.	7,003	49
Validus Holdings Ltd.	1,500	45
SEI Investments Co.	2,674	45
Brown & Brown Inc.	2,137	45
Allied World Assurance Co. Holdings AG	741	44
Waddell & Reed Financial Inc. Class A	1,585	43
Douglas Emmett Inc.	2,389	43
* E*Trade Financial Corp.	4,607	42
* First Republic Bank	1,455	41
CapitalSource Inc.	6,369	41
Mack-Cali Realty Corp.	1,606	41
Bank of Hawaii Corp.	947	40
Erie Indemnity Co. Class A	543	40
Valley National Bancorp	3,367	40
Old Republic International Corp.	4,796	39
City National Corp.	919	39
First Horizon National Corp.	4,956	38
Capitol Federal Financial Inc.	3,356	38
Fulton Financial Corp.	4,050	38
Alleghany Corp.	130	37
Associated Banc-Corp	3,491	36
* Forest City Enterprises Inc. Class A	2,798	34
Protective Life Corp.	1,520	34
Assured Guaranty Ltd.	3,411	33
Aspen Insurance Holdings Ltd.	1,246	33
Hanover Insurance Group Inc.	874	32
StanCorp Financial Group Inc.	886	31
TCF Financial Corp.	3,044	31
Jefferies Group Inc.	2,635	30
* Popular Inc.	19,513	29
* MBIA Inc.	2,988	29

Washington Federal Inc.	2,179	28
BOK Financial Corp.	515	28
CBOE Holdings Inc.	1,048	28
Kemper Corp.	1,011	28
Federated Investors Inc. Class B	1,755	28
CommonWealth REIT	1,649	28
Endurance Specialty Holdings Ltd.	745	27
Corporate Office Properties Trust	1,233	26
Janus Capital Group Inc.	3,850	25
Mercury General Corp.	548	25
Synovus Financial Corp.	16,504	25
Greenhill & Co. Inc.	617	24
Brandywine Realty Trust	2,535	22
* LPL Investment Holdings Inc.	725	22
* Howard Hughes Corp.	458	21
* St. Joe Co.	1,056	15
First Citizens BancShares Inc. Class A	87	15
* TFS Financial Corp.	1,297	12
* Green Dot Corp. Class A	359	12
BankUnited Inc.	540	12
CNA Financial Corp.	432	11
Interactive Brokers Group Inc.	591	9
American National Insurance Co.	113	8
		34,339
Health Care (11.5%)
Johnson & Johnson	52,393	3,391
Pfizer Inc.	151,019	3,031
Merck & Co. Inc.	58,996	2,109
Abbott Laboratories	29,708	1,621
Bristol-Myers Squibb Co.	32,607	1,067
UnitedHealth Group Inc.	20,708	1,010
Amgen Inc.	16,801	973
Medtronic Inc.	20,454	745
Eli Lilly & Co.	19,538	739
* Gilead Sciences Inc.	15,043	599
Baxter International Inc.	10,902	563
* Celgene Corp.	8,846	558
* Biogen Idec Inc.	4,618	531
WellPoint Inc.	7,018	495
Allergan Inc.	5,826	488
* Medco Health Solutions Inc.	7,641	433
Covidien plc	9,475	432
* Express Scripts Inc.	9,331	426
McKesson Corp.	4,819	392
* Thermo Fisher Scientific Inc.	7,326	346
* Intuitive Surgical Inc.	751	326
Becton Dickinson and Co.	4,181	308
Aetna Inc.	7,254	303
Stryker Corp.	5,992	293
Humana Inc.	3,218	285
Cardinal Health Inc.	6,701	285
* Agilent Technologies Inc.	6,652	249
St. Jude Medical Inc.	6,285	242
* Alexion Pharmaceuticals Inc.	3,514	241
Cigna Corp.	5,172	229
AmerisourceBergen Corp. Class A	5,236	195
* Pharmasset Inc.	1,422	186

* Zimmer Holdings Inc.	3,669	185
Quest Diagnostics Inc.	3,007	176
* Boston Scientific Corp.	29,211	172
* Cerner Corp.	2,717	166
* Laboratory Corp. of America Holdings	1,915	164
* Mylan Inc.	8,396	164
* Forest Laboratories Inc.	5,469	164
* Watson Pharmaceuticals Inc.	2,417	156
Perrigo Co.	1,587	155
* Edwards Lifesciences Corp.	2,192	145
CR Bard Inc.	1,638	143
* Waters Corp.	1,758	141
* Varian Medical Systems Inc.	2,249	140
* DaVita Inc.	1,827	139
* Life Technologies Corp.	3,440	133
* Henry Schein Inc.	1,797	116
* Vertex Pharmaceuticals Inc.	3,843	111
* CareFusion Corp.	4,180	104
* Mettler-Toledo International Inc.	603	96
DENTSPLY International Inc.	2,650	96
* Coventry Health Care Inc.	2,800	89
* Hospira Inc.	3,143	89
* Hologic Inc.	4,952	87
* Regeneron Pharmaceuticals Inc.	1,392	83
* IDEXX Laboratories Inc.	1,095	82
* Endo Pharmaceuticals Holdings Inc.	2,225	76
* ResMed Inc.	2,920	76
* BioMarin Pharmaceutical Inc.	2,100	73
Omnicare Inc.	2,203	72
* Allscripts Healthcare Solutions Inc.	3,632	71
Universal Health Services Inc. Class B	1,728	69
* SXC Health Solutions Corp.	1,170	69
* QIAGEN NV	4,490	67
* Illumina Inc.	2,363	66
Pharmaceutical Product Development Inc.	1,919	64
* Mednax Inc.	928	63
Patterson Cos. Inc.	2,000	60
* Gen-Probe Inc.	932	59
* Health Net Inc.	1,768	55
* Covance Inc.	1,182	54
Cooper Cos. Inc.	880	54
* Warner Chilcott plc Class A	3,329	52
* HCA Holdings Inc.	2,086	51
Teleflex Inc.	780	47
* AMERIGROUP Corp.	807	46
Techne Corp.	681	46
* Sirona Dental Systems Inc.	1,022	45
* Catalyst Health Solutions Inc.	827	43
* Tenet Healthcare Corp.	8,976	42
Lincare Holdings Inc.	1,752	42
* LifePoint Hospitals Inc.	1,044	41
* United Therapeutics Corp.	976	40
PerkinElmer Inc.	2,086	39
* Health Management Associates Inc. Class A	4,715	39
* Community Health Systems Inc.	1,893	38
Hill-Rom Holdings Inc.	1,175	37
* Bio-Rad Laboratories Inc. Class A	393	37

* Alere Inc.	1,581	37
* Thoratec Corp.	1,155	35
* Myriad Genetics Inc.	1,510	32
* VCA Antech Inc.	1,543	30
* Brookdale Senior Living Inc. Class A	1,900	30
* Amylin Pharmaceuticals Inc.	2,602	28
* Human Genome Sciences Inc.	3,602	28
* Dendreon Corp.	3,025	26
* Charles River Laboratories International Inc.	907	26
* Bruker Corp.	1,759	22
		28,414
Industrials (10.9%)
General Electric Co.	202,708	3,225
United Technologies Corp.	17,494	1,340
Caterpillar Inc.	12,322	1,206
3M Co.	13,581	1,101
United Parcel Service Inc. Class B	14,044	1,008
Union Pacific Corp.	9,376	970
Boeing Co.	14,111	969
Honeywell International Inc.	15,042	814
Emerson Electric Co.	14,367	751
Deere & Co.	8,022	636
Norfolk Southern Corp.	6,751	510
Danaher Corp.	10,496	508
FedEx Corp.	6,033	501
CSX Corp.	21,077	458
Precision Castparts Corp.	2,742	452
Tyco International Ltd.	8,964	430
Lockheed Martin Corp.	5,471	428
General Dynamics Corp.	6,349	419
Illinois Tool Works Inc.	8,525	387
Cummins Inc.	3,751	361
Raytheon Co.	6,807	310
Northrop Grumman Corp.	5,297	302
Eaton Corp.	6,522	293
Goodrich Corp.	2,386	291
Waste Management Inc.	9,063	284
PACCAR Inc.	6,985	283
Parker Hannifin Corp.	2,891	239
Fastenal Co.	5,636	235
CH Robinson Worldwide Inc.	3,164	217
Stanley Black & Decker Inc.	3,213	210
Ingersoll-Rand plc	6,331	210
Rockwell Automation Inc.	2,758	207
WW Grainger Inc.	1,088	203
Dover Corp.	3,566	196
Joy Global Inc.	2,003	183
Fluor Corp.	3,331	183
Expeditors International of Washington Inc.	4,059	177
Cooper Industries plc	3,154	175
Republic Services Inc. Class A	6,132	168
Rockwell Collins Inc.	2,945	162
Roper Industries Inc.	1,833	156
* Kansas City Southern	2,098	143
L-3 Communications Holdings Inc.	2,038	135
* Stericycle Inc.	1,649	134
AMETEK Inc.	3,105	133

* Delta Air Lines Inc.	16,330	133
Southwest Airlines Co.	15,324	128
Pall Corp.	2,254	123
* United Continental Holdings Inc.	6,202	111
Flowserve Corp.	1,045	107
Iron Mountain Inc.	3,373	102
Textron Inc.	5,195	101
* Jacobs Engineering Group Inc.	2,379	99
Donaldson Co. Inc.	1,434	98
* TransDigm Group Inc.	941	91
* Verisk Analytics Inc. Class A	2,244	88
Equifax Inc.	2,331	87
Gardner Denver Inc.	998	86
* Quanta Services Inc.	4,091	84
KBR Inc.	2,894	84
Xylem Inc.	3,484	83
* AGCO Corp.	1,810	83
* IHS Inc. Class A	935	83
JB Hunt Transport Services Inc.	1,744	80
Chicago Bridge & Iron Co. NV	1,907	79
Hubbell Inc. Class B	1,151	75
Robert Half International Inc.	2,804	74
* BE Aerospace Inc.	1,855	72
Pentair Inc.	1,881	72
Towers Watson & Co. Class A	1,095	71
Waste Connections Inc.	2,168	71
Timken Co.	1,673	70
* Owens Corning	2,396	69
* Kirby Corp.	1,029	66
Masco Corp.	6,890	66
Cintas Corp.	2,169	66
Dun & Bradstreet Corp.	943	66
Pitney Bowes Inc.	3,519	66
Lincoln Electric Holdings Inc.	1,628	64
Wabtec Corp.	932	64
SPX Corp.	985	62
* WABCO Holdings Inc.	1,307	61
Kennametal Inc.	1,585	60
MSC Industrial Direct Co. Inc. Class A	861	60
IDEX Corp.	1,610	59
Manpower Inc.	1,600	59
Snap-on Inc.	1,129	58
Nordson Corp.	1,185	56
* URS Corp.	1,533	55
RR Donnelley & Sons Co.	3,667	55
Avery Dennison Corp.	2,087	55
* Hertz Global Holdings Inc.	4,797	54
Carlisle Cos. Inc.	1,199	53
* Thomas & Betts Corp.	1,027	53
* Navistar International Corp.	1,422	53
Ryder System Inc.	1,009	53
* Babcock & Wilcox Co.	2,300	52
Graco Inc.	1,195	51
* AECOM Technology Corp.	2,348	50
* Copart Inc.	1,091	49
* Fortune Brands Home & Security Inc.	2,829	47
Crane Co.	951	46

* Spirit Aerosystems Holdings Inc. Class A	2,298	45
* Nielsen Holdings NV	1,532	44
* WESCO International Inc.	856	44
* Corrections Corp. of America	2,072	43
Landstar System Inc.	940	43
Trinity Industries Inc.	1,473	42
Copa Holdings SA Class A	632	41
Alliant Techsystems Inc.	661	39
Regal-Beloit Corp.	737	39
Valmont Industries Inc.	453	39
GATX Corp.	877	37
* GrafTech International Ltd.	2,592	37
ITT Corp.	1,820	37
* Polypore International Inc.	734	36
* Oshkosh Corp.	1,712	35
* Shaw Group Inc.	1,377	34
Lennox International Inc.	1,022	34
Toro Co.	594	34
Exelis Inc.	3,638	32
* Terex Corp.	2,094	32
Harsco Corp.	1,542	32
UTi Worldwide Inc.	2,008	31
Covanta Holding Corp.	2,086	31
Alexander & Baldwin Inc.	754	29
Con-way Inc.	1,017	29
Manitowoc Co. Inc.	2,564	28
* General Cable Corp.	1,057	28
* Huntington Ingalls Industries Inc.	881	28
* CNH Global NV	555	22
Armstrong World Industries Inc.	343	14
* Air Lease Corp.	565	13
* KAR Auction Services Inc.	465	6
* AMR Corp.	5,393	2
		26,926
Information Technology (18.7%)
* Apple Inc.	17,675	6,755
International Business Machines Corp.	23,151	4,352
Microsoft Corp.	141,838	3,628
* Google Inc. Class A	4,810	2,883
Intel Corp.	101,340	2,524
Oracle Corp.	73,414	2,302
Cisco Systems Inc.	105,128	1,960
Qualcomm Inc.	31,911	1,749
Hewlett-Packard Co.	37,978	1,062
Visa Inc. Class A	9,995	969
* EMC Corp.	39,327	905
Mastercard Inc. Class A	2,050	768
Accenture plc Class A	12,340	715
Texas Instruments Inc.	22,194	668
* eBay Inc.	22,029	652
* Dell Inc.	31,325	494
Automatic Data Processing Inc.	9,551	488
Corning Inc.	30,006	398
* Cognizant Technology Solutions Corp. Class A	5,816	392
* Yahoo! Inc.	24,904	391
Broadcom Corp. Class A	10,247	311
Intuit Inc.	5,784	308

* Salesforce.com Inc.	2,559	303
Applied Materials Inc.	25,197	272
Motorola Solutions Inc.	5,750	268
* Adobe Systems Inc.	9,642	264
* NetApp Inc.	7,031	259
* Citrix Systems Inc.	3,594	257
* Symantec Corp.	14,441	236
Altera Corp.	6,159	232
* Juniper Networks Inc.	10,189	231
* SanDisk Corp.	4,556	225
Xerox Corp.	26,782	218
Western Union Co.	12,084	211
Analog Devices Inc.	5,727	200
* Motorola Mobility Holdings Inc.	4,984	194
* Red Hat Inc.	3,690	185
Paychex Inc.	6,176	180
* NVIDIA Corp.	11,473	179
* F5 Networks Inc.	1,551	175
* Teradata Corp.	3,226	175
Xilinx Inc.	5,077	166
* Fiserv Inc.	2,745	158
* VMware Inc. Class A	1,620	157
CA Inc.	7,334	155
Amphenol Corp. Class A	3,368	153
* Autodesk Inc.	4,399	150
KLA-Tencor Corp.	3,210	148
* Electronic Arts Inc.	6,362	148
Maxim Integrated Products Inc.	5,650	145
* Marvell Technology Group Ltd.	9,761	138
Linear Technology Corp.	4,386	134
* Western Digital Corp.	4,499	131
Microchip Technology Inc.	3,680	128
Fidelity National Information Services Inc.	5,089	123
* BMC Software Inc.	3,429	122
* Nuance Communications Inc.	4,451	109
Avago Technologies Ltd.	3,569	107
* ANSYS Inc.	1,716	106
VeriSign Inc.	3,147	106
* Akamai Technologies Inc.	3,502	101
* Trimble Navigation Ltd.	2,306	99
Activision Blizzard Inc.	7,936	99
* Amdocs Ltd.	3,475	98
* Alliance Data Systems Corp.	958	98
* Micron Technology Inc.	16,295	98
* Lam Research Corp.	2,346	96
* Informatica Corp.	1,994	90
* Equinix Inc.	883	88
* Avnet Inc.	2,896	86
* TIBCO Software Inc.	3,139	86
* VeriFone Systems Inc.	1,948	85
* Rackspace Hosting Inc.	1,968	85
FLIR Systems Inc.	3,049	82
Factset Research Systems Inc.	875	82
* Arrow Electronics Inc.	2,205	81
Harris Corp.	2,264	81
* Synopsys Inc.	2,801	78
* Atmel Corp.	8,735	77

* Riverbed Technology Inc.	2,931	76
Jabil Circuit Inc.	3,676	75
* MICROS Systems Inc.	1,549	73
Computer Sciences Corp.	2,962	72
* Gartner Inc.	1,857	70
Global Payments Inc.	1,537	68
* Advanced Micro Devices Inc.	11,814	67
* SAIC Inc.	5,543	67
Molex Inc.	2,607	65
* ON Semiconductor Corp.	8,583	65
Solera Holdings Inc.	1,359	64
Total System Services Inc.	3,125	63
* LSI Corp.	11,059	62
* Rovi Corp.	2,183	61
* Skyworks Solutions Inc.	3,690	60
IAC/InterActiveCorp	1,426	60
* Polycom Inc.	3,434	58
Cypress Semiconductor Corp.	3,008	57
* Cadence Design Systems Inc.	5,241	57
* Ariba Inc.	1,879	57
* Ingram Micro Inc.	3,132	56
* Fortinet Inc.	2,337	56
* First Solar Inc.	1,166	56
Broadridge Financial Solutions Inc.	2,410	54
* NCR Corp.	3,105	54
* Cree Inc.	2,142	53
Lexmark International Inc. Class A	1,485	50
* Teradyne Inc.	3,689	50
* JDS Uniphase Corp.	4,493	49
* NeuStar Inc. Class A	1,437	49
* Brocade Communications Systems Inc.	8,751	47
National Instruments Corp.	1,680	44
* Novellus Systems Inc.	1,276	44
* Zebra Technologies Corp.	1,087	41
* WebMD Health Corp.	1,111	40
* Tech Data Corp.	813	40
* Genpact Ltd.	2,479	39
Diebold Inc.	1,219	37
* Silicon Laboratories Inc.	845	37
* Compuware Corp.	4,405	36
* Dolby Laboratories Inc. Class A	1,034	34
* Fairchild Semiconductor International Inc. Class A	2,611	34
* Acme Packet Inc.	1,001	33
Lender Processing Services Inc.	1,655	31
* QLogic Corp.	2,046	31
DST Systems Inc.	629	30
* AOL Inc.	2,064	30
* International Rectifier Corp.	1,358	29
* Itron Inc.	800	28
* Vishay Intertechnology Inc.	2,822	28
* CoreLogic Inc.	1,972	26
Tellabs Inc.	6,585	26
* PMC - Sierra Inc.	4,606	26
Intersil Corp. Class A	2,293	24
* Ciena Corp.	1,952	24
* VistaPrint NV	692	23
* MEMC Electronic Materials Inc.	4,862	20

* Monster Worldwide Inc.	2,770	20
* IPG Photonics Corp.	501	19
* EchoStar Corp. Class A	616	14
* SunPower Corp. Class A	1,606	13
AVX Corp.	782	10
* LinkedIn Corp. Class A	145	10
* Fusion-io Inc.	274	9
* Freescale Semiconductor Holdings I Ltd.	706	9
* FleetCor Technologies Inc.	238	7
* Booz Allen Hamilton Holding Corp.	376	5
		46,034
Materials (4.1%)
EI du Pont de Nemours & Co.	17,751	847
Monsanto Co.	10,245	752
Freeport-McMoRan Copper & Gold Inc.	18,106	717
Newmont Mining Corp.	9,296	640
Dow Chemical Co.	22,469	623
Praxair Inc.	5,799	592
Air Products & Chemicals Inc.	4,050	339
Mosaic Co.	5,266	278
PPG Industries Inc.	3,022	265
Ecolab Inc.	4,464	255
Nucor Corp.	6,041	238
International Paper Co.	8,356	237
Alcoa Inc.	20,331	204
LyondellBasell Industries NV Class A	5,985	196
CF Industries Holdings Inc.	1,367	191
Cliffs Natural Resources Inc.	2,791	189
Sigma-Aldrich Corp.	2,329	151
Sherwin-Williams Co.	1,715	149
Celanese Corp. Class A	3,010	140
Airgas Inc.	1,529	118
FMC Corp.	1,399	117
Ball Corp.	3,273	115
Eastman Chemical Co.	2,663	106
Nalco Holding Co.	2,594	101
Allegheny Technologies Inc.	1,999	100
Southern Copper Corp.	3,197	100
MeadWestvaco Corp.	3,195	95
* Crown Holdings Inc.	2,933	95
Albemarle Corp.	1,732	94
Walter Energy Inc.	1,190	85
Ashland Inc.	1,511	84
Royal Gold Inc.	1,031	84
International Flavors & Fragrances Inc.	1,523	83
Vulcan Materials Co.	2,465	80
Rock-Tenn Co. Class A	1,322	77
United States Steel Corp.	2,755	75
Reliance Steel & Aluminum Co.	1,437	71
Martin Marietta Materials Inc.	867	68
Valspar Corp.	1,837	68
Aptargroup Inc.	1,286	65
Temple-Inland Inc.	2,050	65
Sealed Air Corp.	3,696	65
Sonoco Products Co.	1,923	62
Domtar Corp.	792	62
* Allied Nevada Gold Corp.	1,731	62

* Owens-Illinois Inc.	3,176	62
Bemis Co. Inc.	2,039	60
RPM International Inc.	2,530	60
* WR Grace & Co.	1,425	59
* Rockwood Holdings Inc.	1,332	59
Steel Dynamics Inc.	4,272	56
Packaging Corp. of America	2,002	52
Compass Minerals International Inc.	648	50
Carpenter Technology Corp.	856	46
Cytec Industries Inc.	947	45
Cabot Corp.	1,233	41
Scotts Miracle-Gro Co. Class A	897	40
Huntsman Corp.	3,543	39
Silgan Holdings Inc.	986	38
* Solutia Inc.	2,315	37
* Molycorp Inc.	1,056	36
Greif Inc. Class A	765	36
Commercial Metals Co.	2,155	30
Titanium Metals Corp.	1,737	27
* Intrepid Potash Inc.	959	22
Schnitzer Steel Industries Inc.	467	22
AK Steel Holding Corp.	1,757	15
Westlake Chemical Corp.	321	13
Kronos Worldwide Inc.	354	7
		10,152
Telecommunication Services (2.9%)
AT&T Inc.	113,190	3,280
Verizon Communications Inc.	54,073	2,040
* American Tower Corp. Class A	7,581	447
CenturyLink Inc.	11,692	439
* Crown Castle International Corp.	5,551	235
* Sprint Nextel Corp.	57,193	154
Windstream Corp.	9,918	117
Frontier Communications Corp.	18,584	106
* SBA Communications Corp. Class A	2,144	88
* NII Holdings Inc.	3,250	75
* Level 3 Communications Inc.	2,842	59
* tw telecom inc Class A	2,939	55
Telephone & Data Systems Inc.	1,677	45
* MetroPCS Communications Inc.	5,099	43
* United States Cellular Corp.	233	10
* Clearwire Corp. Class A	2,922	5
		7,198
Utilities (3.8%)
Southern Co.	16,230	713
Dominion Resources Inc.	11,006	568
Exelon Corp.	12,661	561
Duke Energy Corp.	25,447	531
NextEra Energy Inc.	8,065	447
American Electric Power Co. Inc.	9,209	365
FirstEnergy Corp.	7,994	356
Consolidated Edison Inc.	5,592	332
PPL Corp.	11,032	331
Public Service Enterprise Group Inc.	9,670	319
Progress Energy Inc.	5,629	306
PG&E Corp.	7,606	295

Edison International	6,227	245
Sempra Energy	4,576	243
Xcel Energy Inc.	9,254	243
Entergy Corp.	3,402	239
DTE Energy Co.	3,237	171
ONEOK Inc.	2,048	170
CenterPoint Energy Inc.	8,131	162
Ameren Corp.	4,610	156
*	AES Corp.	12,558	152
Wisconsin Energy Corp.	4,468	148
Constellation Energy Group Inc.	3,560	143
NiSource Inc.	5,414	124
Northeast Utilities	3,430	119
American Water Works Co. Inc.	3,279	102
CMS Energy Corp.	4,731	99
*	Calpine Corp.	6,571	99
OGE Energy Corp.	1,839	97
Pinnacle West Capital Corp.	2,046	97
SCANA Corp.	2,167	95
National Fuel Gas Co.	1,560	90
*	NRG Energy Inc.	4,544	89
NSTAR	1,951	89
Alliant Energy Corp.	2,093	88
Pepco Holdings Inc.	4,273	85
MDU Resources Group Inc.	3,605	77
TECO Energy Inc.	4,104	77
Integrys Energy Group Inc.	1,495	77
ITC Holdings Corp.	974	72
NV Energy Inc.	4,507	69
Questar Corp.	3,386	65
UGI Corp.	2,146	64
AGL Resources Inc.	1,509	62
Westar Energy Inc.	2,196	61
Atmos Energy Corp.	1,748	60
Aqua America Inc.	2,677	59
Great Plains Energy Inc.	2,649	56
Hawaiian Electric Industries Inc.	1,822	47
Vectren Corp.	1,574	46
*	GenOn Energy Inc.	15,088	41
9,402
Total Common Stocks (Cost $244,980)	245,719
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2	Vanguard Market Liquidity Fund	0.135%	876,000	876

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.080%	12/19/11	100	100
Total Temporary Cash Investments (Cost $976)	976

Total Investments (100.0%) (Cost $245,956)	246,695
Other Assets and Liabilities-Net (0.0%)	(94)
Net Assets (100%)	246,601

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	245,719	—	—
Temporary Cash Investments	876	100	—
Futures Contracts—Assets[1]	40	—	—
Total	246,635	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

Russell 1000 Index Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	11	685	10
S&P 500 Index	December 2011	1	312	22

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $245,956,000. Net unrealized appreciation of investment securities for tax purposes was $739,000, consisting of unrealized gains of $10,670,000 on securities that had risen in value since their purchase and $9,931,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (8.9%)
Walt Disney Co.	75,422	2,704
News Corp. Class A	91,616	1,598
Time Warner Inc.	42,742	1,488
Target Corp.	26,057	1,373
Lowe's Cos. Inc.	52,027	1,249
Comcast Corp. Class A	50,889	1,154
Home Depot Inc.	25,375	995
* Ford Motor Co.	65,067	690
* General Motors Co.	30,236	644
Johnson Controls Inc.	20,160	635
CBS Corp. Class B	22,480	585
Carnival Corp.	16,962	563
VF Corp.	3,460	480
Macy's Inc.	14,838	480
Staples Inc.	28,369	409
* Liberty Interactive Corp. Class A	23,914	389
* Liberty Media Corp. - Liberty Capital Class A	4,726	360
Best Buy Co. Inc.	11,744	318
Genuine Parts Co.	4,564	267
Gap Inc.	14,102	264
Comcast Corp.	11,200	250
Wyndham Worldwide Corp.	6,834	242
* CarMax Inc.	7,592	218
Thomson Reuters Corp.	7,948	215
JC Penney Co. Inc.	6,668	214
Autoliv Inc.	3,522	188
Newell Rubbermaid Inc.	11,591	177
Lear Corp.	4,154	174
Signet Jewelers Ltd.	3,489	154
Whirlpool Corp.	3,040	149
Garmin Ltd.	4,035	148
Foot Locker Inc.	6,236	147
PVH Corp.	2,045	139
* NVR Inc.	204	137
DR Horton Inc.	11,390	136
* TRW Automotive Holdings Corp.	4,051	132
* GameStop Corp. Class A	5,673	131
* Mohawk Industries Inc.	2,248	123
* Toll Brothers Inc.	5,817	118
Lennar Corp. Class A	6,339	117
Jarden Corp.	3,742	116
Interpublic Group of Cos. Inc.	12,211	114
* MGM Resorts International	10,752	111
American Eagle Outfitters Inc.	7,858	109
* Visteon Corp.	1,924	108
Gannett Co. Inc.	9,648	105
Mattel Inc.	3,536	102
* Penn National Gaming Inc.	2,723	101
International Game Technology	5,822	99

Service Corp. International	9,475	97
* Sears Holdings Corp.	1,534	93
McGraw-Hill Cos. Inc.	2,139	91
Expedia Inc.	3,203	89
Kohl's Corp.	1,645	88
* PulteGroup Inc.	13,739	84
H&R Block Inc.	5,154	81
Williams-Sonoma Inc.	2,071	78
* Big Lots Inc.	1,739	70
Washington Post Co. Class B	193	69
* Madison Square Garden Co. Class A	2,352	68
Royal Caribbean Cruises Ltd.	2,403	67
Dillard's Inc. Class A	1,261	59
* Hyatt Hotels Corp. Class A	1,641	59
Wendy's Co.	11,615	58
* DreamWorks Animation SKG Inc. Class A	2,794	52
* WMS Industries Inc.	2,367	50
DISH Network Corp. Class A	1,951	48
RadioShack Corp.	3,955	45
Thor Industries Inc.	1,809	44
* Lamar Advertising Co. Class A	1,716	42
Harman International Industries Inc.	899	37
Choice Hotels International Inc.	992	36
* Education Management Corp.	1,511	34
Regal Entertainment Group Class A	2,132	30
Leggett & Platt Inc.	1,357	30
* AutoNation Inc.	792	29
Aaron's Inc.	914	24
Chico's FAS Inc.	2,229	23
Abercrombie & Fitch Co.	460	22
* Clear Channel Outdoor Holdings Inc. Class A	1,748	20
DeVry Inc.	529	18
* Career Education Corp.	2,566	18
* Federal-Mogul Corp.	731	11
Brinker International Inc.	247	6
* Sally Beauty Holdings Inc.	262	5
* Bally Technologies Inc.	94	4
* Dunkin' Brands Group Inc.	134	3
* HomeAway Inc.	129	3
* Pandora Media Inc.	272	3
DSW Inc. Class A	49	2
		22,709
Consumer Staples (8.1%)
Procter & Gamble Co.	103,918	6,710
Kraft Foods Inc.	65,936	2,384
CVS Caremark Corp.	54,106	2,101
Wal-Mart Stores Inc.	17,029	1,003
Archer-Daniels-Midland Co.	27,054	815
Altria Group Inc.	21,152	607
Lorillard Inc.	5,371	600
Philip Morris International Inc.	6,721	512
Mead Johnson Nutrition Co.	6,642	501
Reynolds American Inc.	9,266	388
ConAgra Foods Inc.	14,216	359
JM Smucker Co.	4,614	351
Beam Inc.	6,183	325
Clorox Co.	4,998	325

Safeway Inc.	14,117	282
HJ Heinz Co.	5,326	280
Bunge Ltd.	4,364	273
General Mills Inc.	6,277	251
Tyson Foods Inc. Class A	12,065	243
Molson Coors Brewing Co. Class B	5,381	218
* Energizer Holdings Inc.	2,753	199
* Ralcorp Holdings Inc.	2,190	178
Colgate-Palmolive Co.	1,906	174
* Smithfield Foods Inc.	6,652	163
Kroger Co.	6,127	142
* Constellation Brands Inc. Class A	7,289	142
Kimberly-Clark Corp.	1,965	140
Church & Dwight Co. Inc.	2,377	105
Hershey Co.	1,534	88
McCormick & Co. Inc.	1,669	81
Coca-Cola Enterprises Inc.	3,039	79
Hormel Foods Corp.	2,563	77
* Dean Foods Co.	7,557	77
Sara Lee Corp.	3,995	76
Walgreen Co.	2,064	70
SUPERVALU Inc.	8,270	61
Campbell Soup Co.	1,685	55
Brown-Forman Corp. Class B	628	50
Corn Products International Inc.	576	30
Kellogg Co.	597	29
		20,544
Energy (12.7%)
Chevron Corp.	75,642	7,778
Exxon Mobil Corp.	51,500	4,143
ConocoPhillips	56,403	4,023
Occidental Petroleum Corp.	23,095	2,284
Anadarko Petroleum Corp.	16,844	1,369
National Oilwell Varco Inc.	16,899	1,212
Devon Energy Corp.	16,903	1,106
Apache Corp.	10,911	1,085
Marathon Oil Corp.	28,513	797
Spectra Energy Corp.	25,852	761
Williams Cos. Inc.	23,396	755
Hess Corp.	12,149	732
Chesapeake Energy Corp.	26,335	667
Baker Hughes Inc.	10,409	568
Noble Energy Inc.	5,609	552
Valero Energy Corp.	22,684	505
Marathon Petroleum Corp.	14,163	473
Murphy Oil Corp.	6,518	364
Southern Union Co.	5,029	207
* Nabors Industries Ltd.	11,432	205
EQT Corp.	3,301	205
* Plains Exploration & Production Co.	5,609	200
Cimarex Energy Co.	2,503	168
Sunoco Inc.	4,311	167
Energen Corp.	2,902	147
* Rowan Cos. Inc.	4,266	145
* Cameron International Corp.	2,613	141
* Tesoro Corp.	5,757	138
Arch Coal Inc.	7,631	125

Patterson-UTI Energy Inc.	5,415	114
* Newfield Exploration Co.	2,275	104
Tidewater Inc.	1,943	98
* Alpha Natural Resources Inc.	3,932	94
Diamond Offshore Drilling Inc.	1,453	87
Pioneer Natural Resources Co.	909	86
* Unit Corp.	1,673	85
SEACOR Holdings Inc.	866	75
* Atwood Oceanics Inc.	1,579	65
Kinder Morgan Inc.	2,113	62
QEP Resources Inc.	1,557	51
Teekay Corp.	1,751	48
El Paso Corp.	1,886	47
* Denbury Resources Inc.	2,775	47
SM Energy Co.	508	40
* Quicksilver Resources Inc.	4,120	33
* Oil States International Inc.	339	25
Helmerich & Payne Inc.	317	18
* Forest Oil Corp.	1,040	17
* McDermott International Inc.	1,302	15
EXCO Resources Inc.	467	6
* Cobalt International Energy Inc.	256	3
* Kosmos Energy Ltd.	165	2
* Atlas Energy Inc. Escrow	362	—
		32,244
Financials (24.3%)
* Berkshire Hathaway Inc. Class B	69,851	5,501
JPMorgan Chase & Co.	158,561	4,911
Wells Fargo & Co.	182,536	4,720
Citigroup Inc.	115,957	3,187
Bank of America Corp.	404,331	2,200
US Bancorp	76,879	1,993
Goldman Sachs Group Inc.	20,659	1,980
PNC Financial Services Group Inc.	21,029	1,140
MetLife Inc.	32,816	1,033
Prudential Financial Inc.	19,430	984
Bank of New York Mellon Corp.	49,630	966
Travelers Cos. Inc.	16,749	942
ACE Ltd.	13,491	938
Morgan Stanley	61,740	913
Capital One Financial Corp.	18,372	821
Aflac Inc.	18,715	813
State Street Corp.	20,175	800
American Express Co.	16,606	798
Chubb Corp.	11,712	790
CME Group Inc.	2,668	665
Marsh & McLennan Cos. Inc.	21,818	659
BB&T Corp.	27,705	642
HCP Inc.	16,152	624
Annaly Capital Management Inc.	37,832	608
Aon Corp.	13,149	604
Equity Residential	10,866	600
Allstate Corp.	20,803	557
ProLogis Inc.	18,254	508
Vornado Realty Trust	6,523	486
Loews Corp.	12,604	484
AvalonBay Communities Inc.	3,741	467

Discover Financial Services	19,551	466
Progressive Corp.	24,687	466
Ameriprise Financial Inc.	9,638	442
Fifth Third Bancorp	36,546	442
American International Group Inc.	17,580	410
SunTrust Banks Inc.	21,357	387
Host Hotels & Resorts Inc.	27,296	386
Invesco Ltd.	18,381	372
M&T Bank Corp.	4,992	364
Health Care REIT Inc.	7,032	353
Northern Trust Corp.	8,638	325
General Growth Properties Inc.	22,421	316
Hartford Financial Services Group Inc.	17,735	315
Principal Financial Group Inc.	12,810	309
BlackRock Inc.	1,723	296
KeyCorp	37,908	276
Unum Group	12,244	276
* CIT Group Inc.	7,991	271
SLM Corp.	20,981	270
Simon Property Group Inc.	2,141	266
Weyerhaeuser Co.	15,245	256
Kimco Realty Corp.	16,212	256
XL Group plc Class A	12,336	254
Lincoln National Corp.	12,533	253
SL Green Realty Corp.	3,559	234
Ventas Inc.	4,015	212
New York Community Bancorp Inc.	17,533	211
Comerica Inc.	8,117	205
NYSE Euronext	7,151	204
Regions Financial Corp.	49,688	204
American Capital Agency Corp.	7,042	202
* Arch Capital Group Ltd.	5,221	197
UDR Inc.	7,946	187
Leucadia National Corp.	7,799	183
Huntington Bancshares Inc.	34,230	180
Realty Income Corp.	5,299	179
Torchmark Corp.	4,184	178
PartnerRe Ltd.	2,698	177
Cincinnati Financial Corp.	5,823	173
Macerich Co.	3,356	168
Axis Capital Holdings Ltd.	5,183	165
Alexandria Real Estate Equities Inc.	2,460	161
Everest Re Group Ltd.	1,837	161
Legg Mason Inc.	5,931	157
* Markel Corp.	390	157
WR Berkley Corp.	4,577	156
RenaissanceRe Holdings Ltd.	2,088	153
People's United Financial Inc.	12,241	152
Reinsurance Group of America Inc. Class A	2,958	152
Assurant Inc.	3,870	152
BRE Properties Inc.	2,999	146
Senior Housing Properties Trust	6,601	145
Fidelity National Financial Inc. Class A	8,989	143
Taubman Centers Inc.	2,264	141
Arthur J Gallagher & Co.	4,467	138
Transatlantic Holdings Inc.	2,532	138
Liberty Property Trust	4,633	138

Regency Centers Corp.	3,623	135
Ares Capital Corp.	8,323	130
* Genworth Financial Inc. Class A	19,209	127
HCC Insurance Holdings Inc.	4,612	124
Raymond James Financial Inc.	4,145	124
Zions Bancorporation	7,463	120
White Mountains Insurance Group Ltd.	271	115
Duke Realty Corp.	9,914	115
East West Bancorp Inc.	5,868	115
American Financial Group Inc.	3,169	114
Commerce Bancshares Inc.	3,047	113
Piedmont Office Realty Trust Inc. Class A	6,767	113
* NASDAQ OMX Group Inc.	4,278	112
Chimera Investment Corp.	41,822	112
Cullen/Frost Bankers Inc.	2,116	107
Hospitality Properties Trust	4,837	107
First Niagara Financial Group Inc.	11,853	104
DDR Corp.	8,538	100
Boston Properties Inc.	1,038	99
Weingarten Realty Investors	4,754	98
* American Capital Ltd.	13,921	97
Brown & Brown Inc.	4,631	97
Plum Creek Timber Co. Inc.	2,556	94
Hudson City Bancorp Inc.	16,761	94
* E*Trade Financial Corp.	9,915	91
Allied World Assurance Co. Holdings AG	1,504	89
Douglas Emmett Inc.	4,966	89
Mack-Cali Realty Corp.	3,459	88
CapitalSource Inc.	13,260	86
Old Republic International Corp.	10,242	84
* First Republic Bank	2,930	83
Validus Holdings Ltd.	2,748	83
First Horizon National Corp.	10,554	81
Bank of Hawaii Corp.	1,903	81
Valley National Bancorp	6,759	80
City National Corp.	1,867	79
Aspen Insurance Holdings Ltd.	2,919	77
Essex Property Trust Inc.	574	76
Capitol Federal Financial Inc.	6,717	76
Alleghany Corp.	264	76
Protective Life Corp.	3,366	75
Fulton Financial Corp.	7,968	75
Associated Banc-Corp	6,908	72
Assured Guaranty Ltd.	7,390	72
* Forest City Enterprises Inc. Class A	5,538	67
StanCorp Financial Group Inc.	1,834	65
Hanover Insurance Group Inc.	1,754	63
TCF Financial Corp.	6,193	62
Jefferies Group Inc.	5,425	62
* Popular Inc.	41,021	61
* MBIA Inc.	6,111	59
BOK Financial Corp.	1,052	58
Endurance Specialty Holdings Ltd.	1,584	57
Washington Federal Inc.	4,314	56
* Affiliated Managers Group Inc.	591	56
Kemper Corp.	1,990	55
CommonWealth REIT	3,236	54

Federal Realty Investment Trust	597	53
Janus Capital Group Inc.	7,661	51
Mercury General Corp.	1,113	50
Brandywine Realty Trust	5,605	49
Synovus Financial Corp.	32,590	49
Camden Property Trust	814	47
Public Storage	342	45
* Howard Hughes Corp.	904	42
Corporate Office Properties Trust	1,954	41
First Citizens BancShares Inc. Class A	204	35
* St. Joe Co.	2,435	35
Apartment Investment & Management Co.	1,438	31
* TFS Financial Corp.	3,185	29
BankUnited Inc.	1,281	28
CNA Financial Corp.	1,056	28
Jones Lang LaSalle Inc.	392	25
Interactive Brokers Group Inc.	1,551	23
American National Insurance Co.	287	21
Federated Investors Inc. Class B	641	10
* LPL Investment Holdings Inc.	201	6
		61,762
Health Care (12.6%)
Pfizer Inc.	315,275	6,328
Johnson & Johnson	87,066	5,635
Merck & Co. Inc.	123,163	4,403
Bristol-Myers Squibb Co.	68,074	2,227
UnitedHealth Group Inc.	43,232	2,108
Amgen Inc.	35,075	2,031
WellPoint Inc.	14,680	1,036
Eli Lilly & Co.	27,336	1,035
* Thermo Fisher Scientific Inc.	15,346	725
Aetna Inc.	15,097	631
Humana Inc.	6,699	594
Cigna Corp.	10,763	476
Covidien plc	9,190	419
* Zimmer Holdings Inc.	7,636	386
* Boston Scientific Corp.	60,791	359
* Forest Laboratories Inc.	11,384	341
Cardinal Health Inc.	7,023	298
* Life Technologies Corp.	6,507	252
Medtronic Inc.	5,784	211
Abbott Laboratories	3,829	209
* Coventry Health Care Inc.	5,872	188
* Hologic Inc.	10,421	183
Omnicare Inc.	4,694	153
* CareFusion Corp.	6,142	152
* QIAGEN NV	9,465	141
Baxter International Inc.	2,314	120
DENTSPLY International Inc.	3,268	118
* Health Net Inc.	3,631	113
* Henry Schein Inc.	1,706	110
Teleflex Inc.	1,607	98
PerkinElmer Inc.	4,502	85
* LifePoint Hospitals Inc.	2,090	82
Cooper Cos. Inc.	1,336	82
* Tenet Healthcare Corp.	17,330	81
* Alere Inc.	3,432	80

* Community Health Systems Inc.	3,804	76
Patterson Cos. Inc.	2,479	75
* Bio-Rad Laboratories Inc. Class A	789	74
* VCA Antech Inc.	3,376	66
* HCA Holdings Inc.	1,713	42
* AMERIGROUP Corp.	574	33
* Mylan Inc.	1,562	30
Quest Diagnostics Inc.	505	30
* Hospira Inc.	1,012	28
* Allscripts Healthcare Solutions Inc.	1,439	28
* Vertex Pharmaceuticals Inc.	942	27
* Watson Pharmaceuticals Inc.	297	19
* Warner Chilcott plc Class A	557	9
* Brookdale Senior Living Inc. Class A	472	7
Hill-Rom Holdings Inc.	223	7
		32,041
Industrials (9.0%)
General Electric Co.	423,184	6,733
Union Pacific Corp.	16,383	1,694
Norfolk Southern Corp.	14,119	1,067
FedEx Corp.	11,890	988
Tyco International Ltd.	18,764	900
General Dynamics Corp.	13,294	878
Raytheon Co.	14,169	646
Northrop Grumman Corp.	11,025	629
Waste Management Inc.	18,864	590
Stanley Black & Decker Inc.	6,688	438
Eaton Corp.	8,429	379
Goodrich Corp.	2,936	358
Republic Services Inc. Class A	12,763	350
Parker Hannifin Corp.	3,544	293
L-3 Communications Holdings Inc.	4,222	280
3M Co.	3,317	269
Boeing Co.	3,359	231
Southwest Airlines Co.	26,194	220
* Jacobs Engineering Group Inc.	5,016	208
Textron Inc.	10,293	200
Xylem Inc.	7,514	180
* Quanta Services Inc.	8,579	177
* AGCO Corp.	3,786	173
Equifax Inc.	4,649	173
KBR Inc.	5,661	164
Hubbell Inc. Class B	2,428	159
United Technologies Corp.	1,980	152
Pentair Inc.	3,959	151
* Owens Corning	5,036	145
Cintas Corp.	4,560	139
Pitney Bowes Inc.	7,335	137
Cooper Industries plc	2,242	125
Manpower Inc.	3,313	121
Towers Watson & Co. Class A	1,784	116
RR Donnelley & Sons Co.	7,650	115
* URS Corp.	3,133	113
Lockheed Martin Corp.	1,428	112
Kennametal Inc.	2,842	108
* Delta Air Lines Inc.	13,208	107
Ryder System Inc.	2,051	107

Avery Dennison Corp.	3,947	103
* Fortune Brands Home & Security Inc.	6,096	102
Carlisle Cos. Inc.	2,227	99
Snap-on Inc.	1,894	97
SPX Corp.	1,477	94
Crane Co.	1,938	93
Ingersoll-Rand plc	2,778	92
Dover Corp.	1,663	91
Trinity Industries Inc.	3,169	91
* Corrections Corp. of America	4,242	89
Regal-Beloit Corp.	1,585	83
* Thomas & Betts Corp.	1,592	83
GATX Corp.	1,804	77
* Oshkosh Corp.	3,655	75
ITT Corp.	3,660	74
Alliant Techsystems Inc.	1,249	73
* Kansas City Southern	1,075	73
* Shaw Group Inc.	2,929	73
* Spirit Aerosystems Holdings Inc. Class A	3,625	71
* GrafTech International Ltd.	4,852	70
Chicago Bridge & Iron Co. NV	1,666	69
* Terex Corp.	4,437	68
Exelis Inc.	7,320	65
Alexander & Baldwin Inc.	1,677	64
Covanta Holding Corp.	4,155	62
* Huntington Ingalls Industries Inc.	1,913	61
Harsco Corp.	2,861	59
Con-way Inc.	2,041	57
* AECOM Technology Corp.	2,607	56
Lincoln Electric Holdings Inc.	1,352	53
Illinois Tool Works Inc.	1,162	53
* Navistar International Corp.	1,326	49
* WESCO International Inc.	938	48
* CNH Global NV	1,119	44
* Kirby Corp.	661	42
* United Continental Holdings Inc.	2,115	38
* Air Lease Corp.	1,349	30
* Verisk Analytics Inc. Class A	758	30
Armstrong World Industries Inc.	732	29
* General Cable Corp.	984	26
Timken Co.	579	24
Flowserve Corp.	217	22
Waste Connections Inc.	593	19
Copa Holdings SA Class A	292	19
* KAR Auction Services Inc.	1,093	14
* Nielsen Holdings NV	419	12
IDEX Corp.	323	12
* BE Aerospace Inc.	199	8
UTi Worldwide Inc.	371	6
* AMR Corp.	6,975	2
		22,969
Information Technology (9.2%)
Intel Corp.	211,564	5,270
Cisco Systems Inc.	219,472	4,091
Hewlett-Packard Co.	79,285	2,216
Visa Inc. Class A	14,138	1,371
Corning Inc.	62,798	833

* Yahoo! Inc.	52,153	819
* eBay Inc.	20,815	616
Motorola Solutions Inc.	11,967	559
Applied Materials Inc.	49,135	530
Texas Instruments Inc.	16,860	508
* SanDisk Corp.	9,483	468
Xerox Corp.	55,738	454
* Motorola Mobility Holdings Inc.	10,373	405
CA Inc.	15,276	324
* Marvell Technology Group Ltd.	20,208	285
* Dell Inc.	17,211	271
* Western Digital Corp.	9,283	270
Fidelity National Information Services Inc.	10,457	252
Activision Blizzard Inc.	16,983	211
* Amdocs Ltd.	7,455	211
* Micron Technology Inc.	34,294	205
* Avnet Inc.	6,052	180
* Synopsys Inc.	5,482	153
Computer Sciences Corp.	6,138	150
* Arrow Electronics Inc.	4,007	147
Molex Inc.	5,488	137
Total System Services Inc.	6,574	132
IAC/InterActiveCorp	3,086	129
Harris Corp.	3,513	125
* Ingram Micro Inc.	6,313	114
Lexmark International Inc. Class A	3,145	105
* Brocade Communications Systems Inc.	18,824	101
* Cree Inc.	4,057	101
* Teradyne Inc.	7,357	99
* Novellus Systems Inc.	2,834	98
* SAIC Inc.	7,778	94
* LSI Corp.	15,853	89
* Tech Data Corp.	1,728	85
Diebold Inc.	2,602	79
KLA-Tencor Corp.	1,482	68
* Fiserv Inc.	1,113	64
* Fairchild Semiconductor International Inc. Class A	4,941	64
* AOL Inc.	4,345	62
Tellabs Inc.	14,661	58
* International Rectifier Corp.	2,724	57
* Itron Inc.	1,588	56
* Vishay Intertechnology Inc.	5,676	56
DST Systems Inc.	1,177	56
* CoreLogic Inc.	4,021	53
* PMC - Sierra Inc.	8,593	48
* Monster Worldwide Inc.	5,347	39
* EchoStar Corp. Class A	1,607	35
* SunPower Corp. Class A	3,704	29
Paychex Inc.	988	29
Jabil Circuit Inc.	1,362	28
Intersil Corp. Class A	2,435	26
AVX Corp.	1,931	25
* NCR Corp.	1,357	24
* Akamai Technologies Inc.	759	22
* Compuware Corp.	2,446	20
* Genpact Ltd.	1,211	19
* MEMC Electronic Materials Inc.	3,647	15

* Atmel Corp.	1,420	13
* QLogic Corp.	720	11
* Fusion-io Inc.	297	10
* Freescale Semiconductor Holdings I Ltd.	614	8
* Silicon Laboratories Inc.	171	7
* Booz Allen Hamilton Holding Corp.	457	6
Broadridge Financial Solutions Inc.	258	6
		23,301
Materials (2.7%)
Newmont Mining Corp.	19,420	1,338
Dow Chemical Co.	46,939	1,301
Nucor Corp.	12,573	496
Alcoa Inc.	42,314	424
International Paper Co.	13,705	389
LyondellBasell Industries NV Class A	11,610	379
MeadWestvaco Corp.	6,713	200
Ashland Inc.	3,156	176
Vulcan Materials Co.	5,145	167
United States Steel Corp.	5,782	158
Aptargroup Inc.	2,723	138
Sealed Air Corp.	7,802	137
Sonoco Products Co.	4,052	132
Domtar Corp.	1,664	131
* Owens-Illinois Inc.	6,652	130
Bemis Co. Inc.	4,278	126
Reliance Steel & Aluminum Co.	2,554	125
RPM International Inc.	5,195	123
Valspar Corp.	3,294	122
Temple-Inland Inc.	3,164	101
Cytec Industries Inc.	2,001	94
Cabot Corp.	2,626	87
Martin Marietta Materials Inc.	937	73
Greif Inc. Class A	1,525	71
Huntsman Corp.	6,260	68
CF Industries Holdings Inc.	473	66
Commercial Metals Co.	4,696	66
Steel Dynamics Inc.	2,282	30
Schnitzer Steel Industries Inc.	622	29
AK Steel Holding Corp.	3,298	28
Westlake Chemical Corp.	617	26
Titanium Metals Corp.	1,565	24
* WR Grace & Co.	274	11
Scotts Miracle-Gro Co. Class A	232	10
Packaging Corp. of America	365	10
* Rockwood Holdings Inc.	134	6
		6,992
Telecommunication Services (4.7%)
AT&T Inc.	236,303	6,848
Verizon Communications Inc.	87,375	3,297
CenturyLink Inc.	24,471	918
* Sprint Nextel Corp.	119,080	322
Frontier Communications Corp.	39,760	227
Windstream Corp.	8,900	105
* Level 3 Communications Inc.	4,921	101
Telephone & Data Systems Inc.	3,649	99
* United States Cellular Corp.	578	25

* NII Holdings Inc.	815	19
* tw telecom inc Class A	969	18
* Clearwire Corp. Class A	771	1
		11,980
Utilities (7.6%)
Southern Co.	33,894	1,488
Dominion Resources Inc.	23,002	1,187
Exelon Corp.	26,462	1,172
Duke Energy Corp.	53,200	1,109
NextEra Energy Inc.	16,873	935
American Electric Power Co. Inc.	19,292	765
FirstEnergy Corp.	16,747	745
Consolidated Edison Inc.	11,639	692
PPL Corp.	22,959	689
Public Service Enterprise Group Inc.	20,125	663
Progress Energy Inc.	11,716	637
PG&E Corp.	15,830	615
Edison International	12,961	509
Sempra Energy	9,525	507
Xcel Energy Inc.	19,260	506
Entergy Corp.	7,080	498
DTE Energy Co.	6,737	355
CenterPoint Energy Inc.	16,923	337
ONEOK Inc.	3,942	328
Ameren Corp.	9,593	324
* AES Corp.	26,131	316
Wisconsin Energy Corp.	9,364	311
Constellation Energy Group Inc.	7,409	298
NiSource Inc.	11,169	256
Northeast Utilities	7,066	245
American Water Works Co. Inc.	7,057	219
* Calpine Corp.	14,166	213
CMS Energy Corp.	10,174	213
OGE Energy Corp.	3,870	205
Pinnacle West Capital Corp.	4,311	204
SCANA Corp.	4,557	199
* NRG Energy Inc.	9,724	191
NSTAR	4,105	187
Alliant Energy Corp.	4,395	185
Pepco Holdings Inc.	8,952	177
National Fuel Gas Co.	2,810	163
MDU Resources Group Inc.	7,543	162
TECO Energy Inc.	8,584	161
Integrys Energy Group Inc.	3,121	161
NV Energy Inc.	9,452	145
Questar Corp.	7,150	138
UGI Corp.	4,528	136
AGL Resources Inc.	3,164	130
Westar Energy Inc.	4,618	128
Atmos Energy Corp.	3,674	126
Great Plains Energy Inc.	5,340	112
Aqua America Inc.	4,872	107
Hawaiian Electric Industries Inc.	3,776	98
Vectren Corp.	3,257	95

* GenOn Energy Inc.			30,818	84
				19,426
Total Common Stocks (Cost $258,122)				253,968

Temporary Cash Investments (0.1%)[1]
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[2,3] Fannie Mae Discount Notes	0.045%	12/7/11	100	100
2 Freddie Mac Discount Notes	0.050%	4/24/12	100	100
				200
Total Temporary Cash Investments (Cost $200)				200
Total Investments (99.9%) (Cost $258,322)				254,168
Other Assets and Liabilities-Net (0.1%)				318
Net Assets (100%)				254,486

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and -0.2%, respectively, of net assets.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Value Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	253,968	—	—
Temporary Cash Investments	—	200	—
Futures Contracts—Assets[1]	25	—	—
Total	253,993	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	10	623	19

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $258,322,000. Net unrealized depreciation of investment securities for tax purposes was $4,154,000, consisting of unrealized gains of $11,842,000 on securities that had risen in value since their purchase and $15,996,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (14.1%)
	McDonald's Corp.	54,582	5,214
*	Amazon.com Inc.	19,119	3,676
	Home Depot Inc.	50,692	1,988
*	DIRECTV Class A	40,389	1,907
	NIKE Inc. Class B	18,781	1,806
	Starbucks Corp.	39,433	1,715
	Comcast Corp. Class A	63,254	1,434
	Viacom Inc. Class B	30,780	1,378
	Yum! Brands Inc.	24,491	1,372
*	priceline.com Inc.	2,611	1,269
	TJX Cos. Inc.	20,311	1,253
*	Ford Motor Co.	109,960	1,166
	Time Warner Cable Inc.	17,696	1,070
	Coach Inc.	15,442	967
*	Las Vegas Sands Corp.	20,624	963
*	Bed Bath & Beyond Inc.	13,089	792
	Kohl's Corp.	11,962	644
	Omnicom Group Inc.	14,744	636
*	Discovery Communications Inc. Class A	14,606	613
*	Liberty Global Inc. Class A	14,533	572
	McGraw-Hill Cos. Inc.	13,145	561
*	O'Reilly Automotive Inc.	7,225	558
	Limited Brands Inc.	13,063	553
	Ross Stores Inc.	6,156	548
*	Chipotle Mexican Grill Inc. Class A	1,629	524
*	Dollar Tree Inc.	6,399	521
	Wynn Resorts Ltd.	4,145	500
	Starwood Hotels & Resorts Worldwide Inc.	10,211	487
	Ralph Lauren Corp. Class A	3,286	466
*	AutoZone Inc.	1,394	458
	Harley-Davidson Inc.	12,353	454
	Tiffany & Co.	6,684	448
	Marriott International Inc. Class A	13,551	415
	Mattel Inc.	13,657	393
	Nordstrom Inc.	8,517	386
	Family Dollar Stores Inc.	6,468	384
*	BorgWarner Inc.	5,791	382
*	Sirius XM Radio Inc.	208,681	376
	Virgin Media Inc.	16,777	372
	Darden Restaurants Inc.	7,215	344
	PetSmart Inc.	5,997	289
	Johnson Controls Inc.	9,077	286
*	Apollo Group Inc. Class A	5,884	285
	Tractor Supply Co.	3,821	276
	Advance Auto Parts Inc.	3,899	270
	Thomson Reuters Corp.	9,389	254
*	Fossil Inc.	2,767	248
*	LKQ Corp.	7,715	236
	Hasbro Inc.	6,441	231

* Deckers Outdoor Corp.	2,046	223
Gentex Corp.	7,549	223
* Panera Bread Co. Class A	1,535	220
* Dollar General Corp.	5,238	213
Polaris Industries Inc.	3,424	206
* Tempur-Pedic International Inc.	3,620	198
Scripps Networks Interactive Inc. Class A	4,952	197
* Dick's Sporting Goods Inc.	4,980	196
DISH Network Corp. Class A	7,948	195
Tupperware Brands Corp.	3,300	192
Abercrombie & Fitch Co.	3,993	191
* Goodyear Tire & Rubber Co.	12,911	181
* Netflix Inc.	2,778	179
Cablevision Systems Corp. Class A	11,487	172
* Urban Outfitters Inc.	6,358	172
Expedia Inc.	6,015	167
* Ulta Salon Cosmetics & Fragrance Inc.	2,398	167
* Charter Communications Inc. Class A	3,064	162
* Under Armour Inc. Class A	1,925	157
H&R Block Inc.	9,492	149
CBS Corp. Class B	5,482	143
International Game Technology	8,152	139
Genuine Parts Co.	2,272	133
Leggett & Platt Inc.	5,675	127
* Hanesbrands Inc.	5,104	126
John Wiley & Sons Inc. Class A	2,463	118
Royal Caribbean Cruises Ltd.	3,983	110
Williams-Sonoma Inc.	2,893	109
* AMC Networks Inc. Class A	2,872	103
DeVry Inc.	2,958	102
Target Corp.	1,932	102
Harman International Industries Inc.	2,440	101
Brinker International Inc.	4,134	100
Guess? Inc.	3,427	96
* Tesla Motors Inc.	2,856	94
* Sally Beauty Holdings Inc.	4,651	93
Interpublic Group of Cos. Inc.	9,665	91
Macy's Inc.	2,792	90
Weight Watchers International Inc.	1,534	90
* Bally Technologies Inc.	2,123	81
Aaron's Inc.	3,085	81
Morningstar Inc.	1,290	78
* ITT Educational Services Inc.	1,359	75
Chico's FAS Inc.	6,206	65
* CarMax Inc.	1,986	57
* Big Lots Inc.	1,220	49
DSW Inc. Class A	1,080	49
* MGM Resorts International	4,282	44
* AutoNation Inc.	978	35
PVH Corp.	432	29
* Dunkin' Brands Group Inc.	1,068	27
* Marriott Vacations Worldwide Corp.	1,371	22
* Lamar Advertising Co. Class A	841	20
Regal Entertainment Group Class A	1,299	19
Garmin Ltd.	427	16
* Visteon Corp.	166	9
* HomeAway Inc.	317	8

Choice Hotels International Inc.	184	7
* Pandora Media Inc.	237	2
* Hyatt Hotels Corp. Class A	49	2
		48,542
Consumer Staples (12.4%)
Coca-Cola Co.	103,928	6,987
Philip Morris International Inc.	84,666	6,455
PepsiCo Inc.	83,150	5,322
Wal-Mart Stores Inc.	70,944	4,179
Altria Group Inc.	82,152	2,357
Colgate-Palmolive Co.	23,198	2,123
Costco Wholesale Corp.	22,981	1,960
Walgreen Co.	45,461	1,533
Kimberly-Clark Corp.	18,104	1,294
General Mills Inc.	25,322	1,012
Sysco Corp.	30,670	875
Estee Lauder Cos. Inc. Class A	5,921	699
Procter & Gamble Co.	9,808	633
Kellogg Co.	12,063	593
Kroger Co.	23,794	552
Whole Foods Market Inc.	8,098	551
HJ Heinz Co.	9,840	518
Sara Lee Corp.	25,398	482
Dr Pepper Snapple Group Inc.	11,566	422
Avon Products Inc.	22,748	387
Brown-Forman Corp. Class B	4,624	369
Herbalife Ltd.	6,306	349
Hershey Co.	5,996	346
Coca-Cola Enterprises Inc.	13,166	344
* Hansen Natural Corp.	3,702	341
* Green Mountain Coffee Roasters Inc.	6,497	341
McCormick & Co. Inc.	4,793	233
Campbell Soup Co.	7,102	231
Reynolds American Inc.	5,406	226
Church & Dwight Co. Inc.	4,377	194
Corn Products International Inc.	3,261	169
Mead Johnson Nutrition Co.	1,978	149
Bunge Ltd.	2,001	125
Flowers Foods Inc.	5,913	117
Hormel Foods Corp.	3,855	116
ConAgra Foods Inc.	2,725	69
Clorox Co.	374	24
		42,677
Energy (11.2%)
Exxon Mobil Corp.	191,244	15,384
Schlumberger Ltd.	71,382	5,377
Halliburton Co.	48,134	1,771
EOG Resources Inc.	14,121	1,465
Occidental Petroleum Corp.	12,315	1,218
El Paso Corp.	38,062	952
* Southwestern Energy Co.	18,265	695
* FMC Technologies Inc.	12,604	660
Chevron Corp.	6,007	618
Range Resources Corp.	8,424	604
Apache Corp.	5,787	575
Peabody Energy Corp.	14,175	556

* Concho Resources Inc.	5,414	550
* Cameron International Corp.	9,444	510
Baker Hughes Inc.	9,052	494
Consol Energy Inc.	11,852	494
Cabot Oil & Gas Corp.	5,462	484
Pioneer Natural Resources Co.	4,951	468
Anadarko Petroleum Corp.	3,999	325
* Denbury Resources Inc.	17,703	299
* Whiting Petroleum Corp.	6,207	289
* Ultra Petroleum Corp.	8,087	285
Core Laboratories NV	2,412	280
Oceaneering International Inc.	5,740	273
Helmerich & Payne Inc.	4,673	266
QEP Resources Inc.	7,338	240
HollyFrontier Corp.	10,092	235
* Brigham Exploration Co.	6,191	226
* Dresser-Rand Group Inc.	4,219	220
SM Energy Co.	2,719	216
* Newfield Exploration Co.	4,104	188
Noble Energy Inc.	1,876	185
Kinder Morgan Inc.	6,169	182
EQT Corp.	2,785	173
* Oil States International Inc.	2,278	171
* Alpha Natural Resources Inc.	6,721	161
* SandRidge Energy Inc.	21,681	159
* Continental Resources Inc.	2,215	156
CARBO Ceramics Inc.	1,015	144
* Superior Energy Services Inc.	4,213	125
* McDermott International Inc.	10,853	123
Diamond Offshore Drilling Inc.	1,718	103
Murphy Oil Corp.	1,565	88
EXCO Resources Inc.	7,219	86
Cimarex Energy Co.	1,204	81
* Forest Oil Corp.	4,718	76
* Cobalt International Energy Inc.	5,828	62
RPC Inc.	2,321	45
* Rowan Cos. Inc.	1,016	34
* Atwood Oceanics Inc.	779	32
* Kosmos Energy Ltd.	1,363	18
Arch Coal Inc.	1,085	18
Patterson-UTI Energy Inc.	829	17
Tidewater Inc.	183	9
* Quicksilver Resources Inc.	93	1
* Atlas Energy Inc. Escrow	467	—
		38,466
Financials (3.8%)
American Express Co.	33,439	1,606
Simon Property Group Inc.	12,608	1,568
Public Storage	6,955	917
T Rowe Price Group Inc.	13,638	774
Franklin Resources Inc.	7,609	767
Charles Schwab Corp.	54,928	657
Boston Properties Inc.	6,266	598
* IntercontinentalExchange Inc.	3,844	468
Wells Fargo & Co.	18,001	465
Ventas Inc.	8,038	424
BlackRock Inc.	2,241	386

Moody's Corp.	10,541	366
Digital Realty Trust Inc.	5,320	338
Rayonier Inc.	6,436	262
* CBRE Group Inc. Class A	15,450	260
Federal Realty Investment Trust	2,489	220
* MSCI Inc. Class A	6,353	214
Plum Creek Timber Co. Inc.	5,164	190
TD Ameritrade Holding Corp.	11,572	189
* Affiliated Managers Group Inc.	1,966	186
Camden Property Trust	2,676	154
Lazard Ltd. Class A	5,865	151
Eaton Vance Corp.	6,281	151
Weyerhaeuser Co.	8,260	139
SEI Investments Co.	7,708	129
Essex Property Trust Inc.	962	128
Macerich Co.	2,479	124
Waddell & Reed Financial Inc. Class A	4,566	124
NYSE Euronext	4,278	122
Jones Lang LaSalle Inc.	1,760	113
Erie Indemnity Co. Class A	1,463	108
Apartment Investment & Management Co.	4,285	93
Vornado Realty Trust	1,072	80
CBOE Holdings Inc.	2,787	75
Discover Financial Services	2,856	68
Equity Residential	1,138	63
Federated Investors Inc. Class B	3,872	61
Greenhill & Co. Inc.	1,571	61
People's United Financial Inc.	3,823	48
* LPL Investment Holdings Inc.	1,575	47
* Green Dot Corp. Class A	1,070	36
Corporate Office Properties Trust	1,087	23
* NASDAQ OMX Group Inc.	731	19
UDR Inc.	799	19
Validus Holdings Ltd.	617	19
Hudson City Bancorp Inc.	2,310	13
		13,023
Health Care (10.4%)
Abbott Laboratories	76,776	4,188
Johnson & Johnson	29,416	1,904
Medtronic Inc.	48,583	1,770
* Gilead Sciences Inc.	41,403	1,650
* Celgene Corp.	24,345	1,536
* Biogen Idec Inc.	12,711	1,461
Baxter International Inc.	27,004	1,395
Allergan Inc.	16,033	1,342
* Medco Health Solutions Inc.	21,031	1,192
* Express Scripts Inc.	25,682	1,172
McKesson Corp.	13,262	1,078
* Intuitive Surgical Inc.	2,066	897
Becton Dickinson and Co.	11,498	848
Stryker Corp.	16,469	804
* Agilent Technologies Inc.	18,262	685
Eli Lilly & Co.	17,754	672
St. Jude Medical Inc.	17,249	663
* Alexion Pharmaceuticals Inc.	9,644	662
Covidien plc	13,886	632
AmerisourceBergen Corp. Class A	14,350	533

* Pharmasset Inc.	3,895	510
* Cerner Corp.	7,429	453
* Laboratory Corp. of America Holdings	5,235	449
Quest Diagnostics Inc.	7,547	443
Perrigo Co.	4,333	424
* Mylan Inc.	21,021	410
* Watson Pharmaceuticals Inc.	6,229	402
* Edwards Lifesciences Corp.	5,987	395
CR Bard Inc.	4,530	395
Cardinal Health Inc.	9,270	394
* Waters Corp.	4,846	388
* Varian Medical Systems Inc.	6,197	386
* DaVita Inc.	5,050	385
* Vertex Pharmaceuticals Inc.	9,641	279
* Mettler-Toledo International Inc.	1,700	272
* Regeneron Pharmaceuticals Inc.	3,855	229
* IDEXX Laboratories Inc.	3,033	228
* Endo Pharmaceuticals Holdings Inc.	6,163	211
* ResMed Inc.	8,086	211
* Hospira Inc.	7,444	210
* BioMarin Pharmaceutical Inc.	5,865	203
* SXC Health Solutions Corp.	3,272	192
Universal Health Services Inc. Class B	4,778	192
* Illumina Inc.	6,512	181
Pharmaceutical Product Development Inc.	5,288	176
* Mednax Inc.	2,545	171
* Henry Schein Inc.	2,581	166
* Gen-Probe Inc.	2,536	160
* Allscripts Healthcare Solutions Inc.	8,108	158
* Covance Inc.	3,208	147
Techne Corp.	1,964	133
* Sirona Dental Systems Inc.	2,949	131
* Warner Chilcott plc Class A	8,179	129
* Catalyst Health Solutions Inc.	2,253	117
* United Therapeutics Corp.	2,737	112
* Health Management Associates Inc. Class A	13,388	110
DENTSPLY International Inc.	3,038	110
Lincare Holdings Inc.	4,592	109
* Myriad Genetics Inc.	4,534	96
Hill-Rom Holdings Inc.	3,027	96
* Thoratec Corp.	3,026	92
* CareFusion Corp.	3,699	92
* AMERIGROUP Corp.	1,545	88
* HCA Holdings Inc.	3,618	88
* Charles River Laboratories International Inc.	2,732	77
* Human Genome Sciences Inc.	10,028	77
* Amylin Pharmaceuticals Inc.	6,918	75
* Brookdale Senior Living Inc. Class A	4,481	70
* Dendreon Corp.	7,712	67
Patterson Cos. Inc.	2,173	66
* Bruker Corp.	4,526	57
Cooper Cos. Inc.	691	42
* Life Technologies Corp.	753	29
* Tenet Healthcare Corp.	1,703	8
		35,975
Industrials (12.7%)
United Technologies Corp.	45,547	3,489

Caterpillar Inc.	33,914	3,319
United Parcel Service Inc. Class B	38,650	2,773
3M Co.	33,006	2,675
Boeing Co.	34,448	2,366
Honeywell International Inc.	41,400	2,242
Emerson Electric Co.	39,541	2,066
Deere & Co.	22,078	1,750
Danaher Corp.	28,889	1,398
CSX Corp.	58,011	1,259
Precision Castparts Corp.	7,546	1,243
Lockheed Martin Corp.	13,146	1,027
Illinois Tool Works Inc.	21,915	996
Cummins Inc.	10,323	994
PACCAR Inc.	19,195	779
Fastenal Co.	15,465	644
CH Robinson Worldwide Inc.	8,678	595
Rockwell Automation Inc.	7,558	567
WW Grainger Inc.	2,982	557
Joy Global Inc.	5,481	500
Fluor Corp.	9,120	500
Expeditors International of Washington Inc.	11,111	483
Ingersoll-Rand plc	13,729	455
Rockwell Collins Inc.	8,051	442
Union Pacific Corp.	4,177	432
Roper Industries Inc.	5,009	427
Dover Corp.	7,578	417
* Stericycle Inc.	4,540	368
AMETEK Inc.	8,504	364
Pall Corp.	6,141	335
Goodrich Corp.	2,701	330
Cooper Industries plc	5,707	317
Eaton Corp.	6,838	307
* Kansas City Southern	4,353	296
Iron Mountain Inc.	9,530	289
Flowserve Corp.	2,687	276
Donaldson Co. Inc.	4,035	276
Parker Hannifin Corp.	3,295	273
* United Continental Holdings Inc.	14,933	268
* TransDigm Group Inc.	2,643	255
Gardner Denver Inc.	2,765	237
* IHS Inc. Class A	2,613	231
JB Hunt Transport Services Inc.	4,832	221
* Delta Air Lines Inc.	26,882	218
* Verisk Analytics Inc. Class A	5,291	208
Robert Half International Inc.	7,765	206
* BE Aerospace Inc.	4,854	189
Dun & Bradstreet Corp.	2,613	183
Masco Corp.	18,936	181
Wabtec Corp.	2,553	174
Waste Connections Inc.	5,262	172
* WABCO Holdings Inc.	3,568	168
Timken Co.	3,902	164
MSC Industrial Direct Co. Inc. Class A	2,343	163
Nordson Corp.	3,209	151
* Hertz Global Holdings Inc.	12,929	146
IDEX Corp.	3,927	143
* Babcock & Wilcox Co.	6,216	141

Graco Inc.	3,208	138
* Copart Inc.	2,957	133
* Kirby Corp.	2,013	129
Chicago Bridge & Iron Co. NV	3,053	126
Landstar System Inc.	2,532	117
Lincoln Electric Holdings Inc.	2,739	108
* Nielsen Holdings NV	3,670	107
Valmont Industries Inc.	1,202	102
* Polypore International Inc.	2,065	101
Lennox International Inc.	2,820	93
Toro Co.	1,642	93
Copa Holdings SA Class A	1,336	86
FedEx Corp.	969	80
* Navistar International Corp.	2,075	77
Manitowoc Co. Inc.	6,969	77
UTi Worldwide Inc.	4,897	76
Southwest Airlines Co.	7,399	62
* AECOM Technology Corp.	2,824	61
* WESCO International Inc.	1,089	55
SPX Corp.	763	48
Towers Watson & Co. Class A	653	43
* General Cable Corp.	1,306	35
* Thomas & Betts Corp.	616	32
Snap-on Inc.	518	27
* Spirit Aerosystems Holdings Inc. Class A	1,168	23
Kennametal Inc.	464	18
Textron Inc.	829	16
KBR Inc.	475	14
Equifax Inc.	293	11
Carlisle Cos. Inc.	195	9
Alliant Techsystems Inc.	133	8
Con-way Inc.	273	8
Covanta Holding Corp.	477	7
* GrafTech International Ltd.	479	7
Avery Dennison Corp.	260	7
Armstrong World Industries Inc.	152	6
* KAR Auction Services Inc.	457	6
Harsco Corp.	263	5
* AMR Corp.	7,997	3
		43,799
Information Technology (27.9%)
* Apple Inc.	48,647	18,593
International Business Machines Corp.	63,715	11,978
Microsoft Corp.	390,376	9,986
* Google Inc. Class A	13,239	7,935
Oracle Corp.	202,053	6,334
Qualcomm Inc.	87,826	4,813
* EMC Corp.	108,239	2,491
Mastercard Inc. Class A	5,642	2,113
Accenture plc Class A	33,964	1,968
Automatic Data Processing Inc.	26,287	1,343
Texas Instruments Inc.	38,788	1,168
* Cognizant Technology Solutions Corp. Class A	16,005	1,078
* Dell Inc.	63,447	1,000
* eBay Inc.	33,102	979
Visa Inc. Class A	8,877	861
Broadcom Corp. Class A	28,193	856

Intuit Inc.	15,902	847
* Salesforce.com Inc.	7,036	833
* Adobe Systems Inc.	26,488	726
* NetApp Inc.	19,309	711
* Citrix Systems Inc.	9,868	704
* Symantec Corp.	39,636	648
Altera Corp.	16,896	636
* Juniper Networks Inc.	27,959	635
Western Union Co.	33,127	578
Analog Devices Inc.	15,699	547
* Red Hat Inc.	10,102	506
* NVIDIA Corp.	31,401	491
* F5 Networks Inc.	4,241	479
* Teradata Corp.	8,828	479
Xilinx Inc.	13,885	454
Paychex Inc.	15,540	452
* VMware Inc. Class A	4,428	428
Amphenol Corp. Class A	9,200	417
* Autodesk Inc.	11,997	409
* Electronic Arts Inc.	17,580	408
Maxim Integrated Products Inc.	15,420	396
Linear Technology Corp.	12,043	369
Microchip Technology Inc.	10,073	352
* Fiserv Inc.	6,083	351
* BMC Software Inc.	9,353	334
KLA-Tencor Corp.	6,864	316
* Nuance Communications Inc.	12,598	310
Avago Technologies Ltd.	10,116	303
* ANSYS Inc.	4,855	301
VeriSign Inc.	8,909	299
* Trimble Navigation Ltd.	6,485	279
* Alliance Data Systems Corp.	2,698	276
* Lam Research Corp.	6,583	268
* Akamai Technologies Inc.	8,985	260
* Informatica Corp.	5,594	251
* Equinix Inc.	2,477	248
* TIBCO Software Inc.	8,775	240
* VeriFone Systems Inc.	5,395	237
* Rackspace Hosting Inc.	5,450	236
Factset Research Systems Inc.	2,440	227
FLIR Systems Inc.	8,444	227
* Riverbed Technology Inc.	8,117	211
* MICROS Systems Inc.	4,290	202
* Atmel Corp.	22,644	201
* Gartner Inc.	5,144	195
Global Payments Inc.	4,234	187
* Advanced Micro Devices Inc.	32,503	185
* ON Semiconductor Corp.	23,516	177
Solera Holdings Inc.	3,736	177
Jabil Circuit Inc.	8,409	170
* Rovi Corp.	5,972	166
* Skyworks Solutions Inc.	10,005	163
* Polycom Inc.	9,332	158
* Cadence Design Systems Inc.	14,222	156
Cypress Semiconductor Corp.	8,158	156
* Ariba Inc.	5,107	155
* Fortinet Inc.	6,341	152

* First Solar Inc.	3,149	151
Broadridge Financial Solutions Inc.	6,159	139
* JDS Uniphase Corp.	11,984	132
* NeuStar Inc. Class A	3,899	132
National Instruments Corp.	4,802	126
* NCR Corp.	6,592	115
* WebMD Health Corp.	3,125	113
* Zebra Technologies Corp.	2,890	109
* Acme Packet Inc.	2,828	95
* Dolby Laboratories Inc. Class A	2,809	92
* Silicon Laboratories Inc.	2,112	91
Lender Processing Services Inc.	4,567	87
* Genpact Ltd.	5,166	80
* Compuware Corp.	8,460	70
* VistaPrint NV	2,123	69
* QLogic Corp.	4,521	67
* Ciena Corp.	5,024	61
Harris Corp.	1,687	60
* SAIC Inc.	4,924	59
* IPG Photonics Corp.	1,458	56
* LSI Corp.	9,263	52
Applied Materials Inc.	4,468	48
Intersil Corp. Class A	3,014	32
* Arrow Electronics Inc.	787	29
* LinkedIn Corp. Class A	436	29
* MEMC Electronic Materials Inc.	6,606	28
* FleetCor Technologies Inc.	717	20
* Freescale Semiconductor Holdings I Ltd.	1,316	17
* Synopsys Inc.	542	15
DST Systems Inc.	277	13
* Fusion-io Inc.	387	13
* Cree Inc.	285	7
* Booz Allen Hamilton Holding Corp.	470	7
* PMC - Sierra Inc.	968	5
		95,994
Materials (5.4%)
EI du Pont de Nemours & Co.	48,855	2,331
Monsanto Co.	28,195	2,071
Freeport-McMoRan Copper & Gold Inc.	49,833	1,973
Praxair Inc.	15,959	1,628
Air Products & Chemicals Inc.	11,141	933
Mosaic Co.	14,475	764
PPG Industries Inc.	8,301	728
Ecolab Inc.	12,173	694
Cliffs Natural Resources Inc.	7,644	518
CF Industries Holdings Inc.	3,123	437
Sigma-Aldrich Corp.	6,359	412
Sherwin-Williams Co.	4,686	407
Celanese Corp. Class A	8,261	384
Airgas Inc.	4,151	319
FMC Corp.	3,794	318
Ball Corp.	8,882	312
Eastman Chemical Co.	7,518	298
Allegheny Technologies Inc.	5,612	282
Southern Copper Corp.	8,990	280
* Crown Holdings Inc.	8,247	267
Albemarle Corp.	4,849	264

Nalco Holding Co.	6,507	252
Walter Energy Inc.	3,295	236
Royal Gold Inc.	2,874	234
International Flavors & Fragrances Inc.	4,251	231
Rock-Tenn Co. Class A	3,663	213
* Allied Nevada Gold Corp.	4,718	169
* Rockwood Holdings Inc.	3,432	153
* WR Grace & Co.	3,495	146
International Paper Co.	4,902	139
Compass Minerals International Inc.	1,739	133
Packaging Corp. of America	4,874	127
Carpenter Technology Corp.	2,328	126
Steel Dynamics Inc.	8,426	111
* Solutia Inc.	6,467	103
Silgan Holdings Inc.	2,617	102
* Molycorp Inc.	2,964	100
Scotts Miracle-Gro Co. Class A	2,076	92
Martin Marietta Materials Inc.	1,131	89
* Intrepid Potash Inc.	2,768	64
Temple-Inland Inc.	1,521	48
LyondellBasell Industries NV Class A	1,176	39
Titanium Metals Corp.	2,195	34
Reliance Steel & Aluminum Co.	524	26
Huntsman Corp.	2,040	22
Valspar Corp.	588	22
Kronos Worldwide Inc.	1,052	21
Schnitzer Steel Industries Inc.	271	13
AK Steel Holding Corp.	1,155	10
Westlake Chemical Corp.	213	9
		18,684
Telecommunication Services (1.2%)
Verizon Communications Inc.	33,634	1,269
* American Tower Corp. Class A	20,864	1,231
* Crown Castle International Corp.	15,232	645
* SBA Communications Corp. Class A	5,994	245
* NII Holdings Inc.	7,875	181
Windstream Corp.	14,967	176
* tw telecom inc Class A	6,813	128
* MetroPCS Communications Inc.	14,684	123
* Level 3 Communications Inc.	999	21
* Clearwire Corp. Class A	7,532	13
		4,032
Utilities (0.1%)
ITC Holdings Corp.	2,699	200
National Fuel Gas Co.	671	39
ONEOK Inc.	390	32
Aqua America Inc.	734	16
		287
Total Common Stocks (Cost $339,422)		341,479

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund	0.135%		1,694,000	1,694

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3 Freddie Mac Discount Notes	0.080%	12/1/11	100	100
[3,4] Freddie Mac Discount Notes	0.045%	12/16/11	200	200
				300
Total Temporary Cash Investments (Cost $1,994)				1,994
Total Investments (99.8%) (Cost $341,416)				343,473
Other Assets and Liabilities-Net (0.2%)				681
Net Assets (100%)				344,154

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

Russell 1000 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	341,479	—	—
Temporary Cash Investments	1,694	300	—
Futures Contracts—Assets[1]	114	—	—
Total	343,287	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	41	2,554	90
S&P 500 Index	December 2011	1	312	22

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $341,416,000. Net unrealized appreciation of investment securities for tax purposes was $2,057,000, consisting of unrealized gains of $13,551,000 on securities that had risen in value since their purchase and $11,494,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (97.9%)[1]
Consumer Discretionary (12.8%)
	Rent-A-Center Inc.	7,662	275
*	Warnaco Group Inc.	5,297	269
	Sotheby's	8,148	256
*	Carter's Inc.	5,921	235
*	Domino's Pizza Inc.	7,014	231
	Wolverine World Wide Inc.	5,977	220
*	Dana Holding Corp.	17,611	219
	Cinemark Holdings Inc.	11,191	219
*	Tenneco Inc.	7,280	211
*	Ascena Retail Group Inc.	7,564	208
*	Life Time Fitness Inc.	5,095	208
	Brunswick Corp.	10,731	200
*	Cheesecake Factory Inc.	6,960	197
	Vail Resorts Inc.	4,339	193
	Six Flags Entertainment Corp.	5,028	191
	Pool Corp.	5,808	177
	Men's Wearhouse Inc.	6,205	173
	HSN Inc.	4,819	173
	Hillenbrand Inc.	7,564	172
*	Childrens Place Retail Stores Inc.	3,149	170
*	Genesco Inc.	2,857	169
*	JOS A Bank Clothiers Inc.	3,331	164
*	Steven Madden Ltd.	4,562	163
*	Coinstar Inc.	3,779	161
*	Pier 1 Imports Inc.	11,806	160
*	Crocs Inc.	10,293	160
*	Iconix Brand Group Inc.	8,799	152
*	Aeropostale Inc.	9,731	151
	Express Inc.	6,650	151
*	Hibbett Sports Inc.	3,303	150
	Monro Muffler Brake Inc.	3,672	147
*	ANN Inc.	6,279	147
*	Live Nation Entertainment Inc.	16,986	147
	Strayer Education Inc.	1,476	144
	Group 1 Automotive Inc.	2,897	142
*	Buffalo Wild Wings Inc.	2,205	142
*	BJ's Restaurants Inc.	2,896	139
*	Saks Inc.	13,886	132
	Finish Line Inc. Class A	6,243	132
	Cracker Barrel Old Country Store Inc.	2,766	132
	Buckle Inc.	3,243	130
	Meredith Corp.	4,381	127
*	Select Comfort Corp.	6,704	124
*	99 Cents Only Stores	5,646	123
	Arbitron Inc.	3,270	123
*	Cabela's Inc.	5,215	123
	Bob Evans Farms Inc.	3,654	122
*	New York Times Co. Class A	16,536	120
	Matthews International Corp. Class A	3,558	118

* Jack in the Box Inc.	5,591	115
Jones Group Inc.	10,549	114
* Valassis Communications Inc.	5,925	114
Regis Corp.	6,969	113
* Helen of Troy Ltd.	3,723	111
* Vitamin Shoppe Inc.	2,992	110
Penske Automotive Group Inc.	5,391	109
* True Religion Apparel Inc.	3,099	109
* Collective Brands Inc.	7,427	104
Texas Roadhouse Inc. Class A	7,591	102
Cooper Tire & Rubber Co.	7,467	100
* Shutterfly Inc.	3,595	97
* Liz Claiborne Inc.	11,400	94
* Vera Bradley Inc.	2,381	91
* Gaylord Entertainment Co.	4,286	91
* iRobot Corp.	2,856	91
* Papa John's International Inc.	2,375	90
* Peet's Coffee & Tea Inc.	1,540	90
* DineEquity Inc.	1,862	88
International Speedway Corp. Class A	3,541	87
Scholastic Corp.	3,192	86
National CineMedia Inc.	6,624	86
Cato Corp. Class A	3,326	85
* Steiner Leisure Ltd.	1,810	85
PF Chang's China Bistro Inc.	2,735	83
American Greetings Corp. Class A	4,857	83
* American Public Education Inc.	2,152	82
* Orient-Express Hotels Ltd. Class A	11,462	82
* Ascent Capital Group Inc. Class A	1,734	81
Ryland Group Inc.	5,359	81
MDC Holdings Inc.	4,513	81
CEC Entertainment Inc.	2,391	81
* Pinnacle Entertainment Inc.	7,457	79
* K12 Inc.	3,137	78
* GNC Holdings Inc.	2,760	75
* Office Depot Inc.	33,425	75
Columbia Sportswear Co.	1,463	74
* Meritage Homes Corp.	3,378	74
Churchill Downs Inc.	1,518	74
Sturm Ruger & Co. Inc.	2,274	73
* Shuffle Master Inc.	6,527	72
PEP Boys-Manny Moe & Jack	6,347	72
Sonic Automotive Inc. Class A	4,858	72
* American Axle & Manufacturing Holdings Inc.	8,051	71
* Asbury Automotive Group Inc.	3,520	69
* Interval Leisure Group Inc.	4,855	68
KB Home	9,254	68
Ameristar Casinos Inc.	3,886	68
Belo Corp. Class A	11,169	65
* Capella Education Co.	1,883	64
Fred's Inc. Class A	4,720	64
Sinclair Broadcast Group Inc. Class A	6,076	63
Jakks Pacific Inc.	3,289	63
* La-Z-Boy Inc.	6,243	62
Barnes & Noble Inc.	3,509	61
* Skechers U.S.A. Inc. Class A	4,510	61
* Scientific Games Corp. Class A	7,035	61

* Zumiez Inc.	2,559	60
Ethan Allen Interiors Inc.	2,915	59
Lithia Motors Inc. Class A	2,664	59
Oxford Industries Inc.	1,551	59
Stewart Enterprises Inc. Class A	9,457	59
* Blue Nile Inc.	1,541	59
* Ruby Tuesday Inc.	7,863	58
* Charming Shoppes Inc.	14,061	55
* Modine Manufacturing Co.	5,625	54
* Grand Canyon Education Inc.	3,441	53
Core-Mark Holding Co. Inc.	1,375	53
* Sonic Corp.	7,469	53
* Krispy Kreme Doughnuts Inc.	7,008	53
* Maidenform Brands Inc.	2,822	52
* Knology Inc.	3,615	52
* Dorman Products Inc.	1,307	51
* Biglari Holdings Inc.	146	50
Drew Industries Inc.	2,303	50
Harte-Hanks Inc.	5,335	49
* Quiksilver Inc.	15,690	48
* OfficeMax Inc.	10,355	48
* Lions Gate Entertainment Corp.	5,449	48
* Bridgepoint Education Inc.	2,159	47
* Lumber Liquidators Holdings Inc.	2,792	47
* AFC Enterprises Inc.	2,994	47
Stage Stores Inc.	3,741	47
Standard Motor Products Inc.	2,382	47
Superior Industries International Inc.	2,821	46
* Boyd Gaming Corp.	6,625	44
Callaway Golf Co.	7,769	44
MDC Partners Inc. Class A	3,020	44
* Rue21 Inc.	1,809	43
Brown Shoe Co. Inc.	5,065	42
* Amerigon Inc.	2,693	42
* Red Robin Gourmet Burgers Inc.	1,569	42
Blyth Inc.	630	41
* Standard Pacific Corp.	12,866	41
* Denny's Corp.	11,939	41
* Bravo Brio Restaurant Group Inc.	2,327	40
* Digital Generation Inc.	3,306	38
HOT Topic Inc.	5,393	38
Nutrisystem Inc.	3,258	38
* Wet Seal Inc. Class A	10,868	37
* Central European Media Enterprises Ltd. Class A	4,434	37
* America's Car-Mart Inc.	1,039	37
* G-III Apparel Group Ltd.	1,989	37
* Fuel Systems Solutions Inc.	2,013	36
* Eastman Kodak Co.	32,534	35
* EW Scripps Co. Class A	4,075	35
* hhgregg Inc.	2,169	34
Bebe Stores Inc.	4,598	34
* Cavco Industries Inc.	816	33
* Universal Technical Institute Inc.	2,585	33
Movado Group Inc.	2,071	33
* Fisher Communications Inc.	1,061	32
World Wrestling Entertainment Inc. Class A	3,264	31
* Zagg Inc.	2,687	31

* Body Central Corp.	1,411	30
Marcus Corp.	2,451	30
* Universal Electronics Inc.	1,798	29
* Arctic Cat Inc.	1,460	29
* Libbey Inc.	2,380	29
Haverty Furniture Cos. Inc.	2,260	27
* Leapfrog Enterprises Inc.	5,022	27
* Stoneridge Inc.	3,183	26
* Shoe Carnival Inc.	1,100	26
* Exide Technologies	9,340	26
* Kirkland's Inc.	2,025	25
* Corinthian Colleges Inc.	9,279	24
* Multimedia Games Holding Co. Inc.	3,288	24
Big 5 Sporting Goods Corp.	2,663	24
PetMed Express Inc.	2,598	24
* interCLICK Inc.	2,495	23
* Winnebago Industries Inc.	3,495	23
* Smith & Wesson Holding Corp.	7,277	22
* Perry Ellis International Inc.	1,552	22
* Journal Communications Inc. Class A	5,217	22
Stein Mart Inc.	3,304	22
* Steinway Musical Instruments Inc.	798	22
Weyco Group Inc.	866	21
* Ruth's Hospitality Group Inc.	4,245	21
* Caribou Coffee Co. Inc.	1,557	21
CSS Industries Inc.	984	21
* M/I Homes Inc.	2,270	21
Spartan Motors Inc.	4,034	20
Speedway Motorsports Inc.	1,430	20
Lincoln Educational Services Corp.	2,715	20
* Francesca's Holdings Corp.	1,192	20
* Conn's Inc.	1,735	20
* Beazer Homes USA Inc.	9,072	20
* Systemax Inc.	1,311	19
Destination Maternity Corp.	1,301	19
* Cost Plus Inc.	2,306	19
* Town Sports International Holdings Inc.	2,478	18
* MarineMax Inc.	2,813	18
Mac-Gray Corp.	1,439	18
* West Marine Inc.	1,804	18
* Skullcandy Inc.	1,147	17
* Teavana Holdings Inc.	851	17
* Tuesday Morning Corp.	5,200	17
* Archipelago Learning Inc.	1,595	17
* Morgans Hotel Group Co.	2,673	17
* Talbots Inc.	8,323	17
* Casual Male Retail Group Inc.	5,085	16
* Entercom Communications Corp. Class A	2,937	16
* Rentrak Corp.	1,157	16
* Carrols Restaurant Group Inc.	1,542	16
* Benihana Inc. Class A	1,578	16
* Citi Trends Inc.	1,808	16
* Audiovox Corp. Class A	2,201	16
* Build-A-Bear Workshop Inc.	1,977	16
* Delta Apparel Inc.	867	16
* Saga Communications Inc. Class A	440	16
Winmark Corp.	268	15

* O'Charleys Inc.	2,186	14
* McCormick & Schmick's Seafood Restaurants Inc.	1,587	14
* Cumulus Media Inc. Class A	4,488	14
* Zale Corp.	3,904	13
Cherokee Inc.	1,039	13
RG Barry Corp.	1,028	13
* Unifi Inc.	1,690	13
Lifetime Brands Inc.	1,103	13
Christopher & Banks Corp.	4,329	12
* Isle of Capri Casinos Inc.	2,497	12
* Red Lion Hotels Corp.	1,741	12
* LIN TV Corp. Class A	3,534	12
* Black Diamond Inc.	1,569	12
Outdoor Channel Holdings Inc.	1,706	12
* Overstock.com Inc.	1,416	12
* Sealy Corp.	5,870	12
* Jamba Inc.	7,780	11
* Motorcar Parts of America Inc.	1,475	11
* Luby's Inc.	2,254	11
* Summer Infant Inc.	1,589	11
* Geeknet Inc.	515	11
* Hovnanian Enterprises Inc. Class A	7,292	10
* Nexstar Broadcasting Group Inc. Class A	1,289	10
* Monarch Casino & Resort Inc.	1,065	10
* Gray Television Inc.	5,905	10
* ReachLocal Inc.	1,211	10
Ambassadors Group Inc.	2,168	10
Einstein Noah Restaurant Group Inc.	703	10
* Martha Stewart Living Omnimedia Class A	3,245	10
* Kenneth Cole Productions Inc. Class A	888	9
* Johnson Outdoors Inc. Class A	570	9
* Entravision Communications Corp. Class A	5,919	9
* Valuevision Media Inc. Class A	4,872	9
AH Belo Corp. Class A	2,214	9
* K-Swiss Inc. Class A	3,117	9
* Orbitz Worldwide Inc.	2,490	9
* New York & Co. Inc.	3,239	9
* Global Sources Ltd.	1,359	8
* Tower International Inc.	774	8
* School Specialty Inc.	1,953	8
* Gordmans Stores Inc.	627	8
* McClatchy Co. Class A	6,871	8
* Pacific Sunwear of California Inc.	5,647	8
National American University Holdings Inc.	1,043	8
* Coldwater Creek Inc.	8,772	8
* 1-800-Flowers.com Inc. Class A	3,079	7
* US Auto Parts Network Inc.	1,764	7
* Marine Products Corp.	1,216	7
* Crown Media Holdings Inc. Class A	4,352	6
* Cambium Learning Group Inc.	1,945	6
Shiloh Industries Inc.	652	6
* Furniture Brands International Inc.	4,937	5
Skyline Corp.	807	5
Bon-Ton Stores Inc.	1,455	4
* Westwood One Inc. Class A	678	3
Value Line Inc.	189	2
		17,309

Consumer Staples (3.6%)
Nu Skin Enterprises Inc. Class A	6,606	315
* TreeHouse Foods Inc.	4,275	282
Casey's General Stores Inc.	4,571	244
Ruddick Corp.	5,928	236
* United Natural Foods Inc.	5,824	223
* Darling International Inc.	14,101	203
* Hain Celestial Group Inc.	4,313	161
Lancaster Colony Corp.	2,252	159
Pricesmart Inc.	2,142	145
Sanderson Farms Inc.	2,667	137
* Fresh Market Inc.	3,387	133
Universal Corp.	2,793	132
B&G Foods Inc. Class A	5,779	128
Snyders-Lance Inc.	5,692	120
* Elizabeth Arden Inc.	2,938	111
Fresh Del Monte Produce Inc.	4,402	111
Vector Group Ltd.	5,807	105
Andersons Inc.	2,239	99
* Boston Beer Co. Inc. Class A	990	99
J&J Snack Foods Corp.	1,719	89
* Rite Aid Corp.	70,931	87
WD-40 Co.	2,029	84
Diamond Foods Inc.	2,652	74
Tootsie Roll Industries Inc.	2,864	69
* Heckmann Corp.	11,152	65
* Prestige Brands Holdings Inc.	6,070	60
Cal-Maine Foods Inc.	1,700	58
* Spectrum Brands Holdings Inc.	2,010	56
Weis Markets Inc.	1,323	53
* Central Garden and Pet Co. Class A	5,712	51
Spartan Stores Inc.	2,724	49
* AMAG Pharmaceuticals Inc.	2,562	46
* Chiquita Brands International Inc.	5,455	45
Nash Finch Co.	1,461	41
* Central European Distribution Corp.	8,719	40
Calavo Growers Inc.	1,419	38
* Smart Balance Inc.	7,186	38
* Winn-Dixie Stores Inc.	6,733	37
* Dole Food Co. Inc.	4,325	37
* Pilgrim's Pride Corp.	6,140	35
* Pantry Inc.	2,782	34
* Star Scientific Inc.	12,949	34
Inter Parfums Inc.	1,930	33
Coca-Cola Bottling Co. Consolidated	547	31
* Alliance One International Inc.	10,429	29
* USANA Health Sciences Inc.	820	28
* Seneca Foods Corp. Class A	1,110	25
* Nature's Sunshine Products Inc.	1,344	24
Ingles Markets Inc. Class A	1,519	23
Village Super Market Inc. Class A	758	23
* Medifast Inc.	1,652	23
National Beverage Corp.	1,349	23
* Susser Holdings Corp.	970	22
* Revlon Inc. Class A	1,319	20
* Omega Protein Corp.	2,327	20
* Schiff Nutrition International Inc.	1,481	18

* Chefs' Warehouse Inc.	1,232	17
Limoneira Co.	952	16
Arden Group Inc.	137	13
* Nutraceutical International Corp.	1,123	13
Oil-Dri Corp. of America	594	12
* Synutra International Inc.	2,110	12
Female Health Co.	2,217	10
Griffin Land & Nurseries Inc.	293	8
* Craft Brewers Alliance Inc.	1,233	8
Alico Inc.	418	8
MGP Ingredients Inc.	1,416	7
Farmer Bros Co.	880	7
Imperial Sugar Co.	1,451	6
* Lifeway Foods Inc.	562	6
* Primo Water Corp.	1,729	5
* Harbinger Group Inc.	1,065	5
		4,858
Energy (6.9%)
World Fuel Services Corp.	8,536	366
* Rosetta Resources Inc.	6,391	347
* Complete Production Services Inc.	9,516	332
* Dril-Quip Inc.	4,146	295
* Energy XXI Bermuda Ltd.	9,084	286
Berry Petroleum Co. Class A	6,216	273
Lufkin Industries Inc.	3,670	257
* Key Energy Services Inc.	15,042	227
* Helix Energy Solutions Group Inc.	12,772	227
* Kodiak Oil & Gas Corp.	25,213	224
* Bill Barrett Corp.	5,683	222
* Oasis Petroleum Inc.	7,172	219
Golar LNG Ltd.	4,809	210
Bristow Group Inc.	4,374	201
* CVR Energy Inc.	10,586	193
* McMoRan Exploration Co.	11,834	189
* Northern Oil and Gas Inc.	7,610	186
* Stone Energy Corp.	5,906	167
* Gulfport Energy Corp.	5,030	160
* Cloud Peak Energy Inc.	7,338	157
* Swift Energy Co.	5,104	150
* SemGroup Corp. Class A	5,002	141
* Carrizo Oil & Gas Inc.	4,694	134
* Gulfmark Offshore Inc.	2,862	128
* Patriot Coal Corp.	11,011	115
* Cheniere Energy Inc.	9,986	101
* Parker Drilling Co.	14,062	98
* Newpark Resources Inc.	10,884	98
* Global Industries Ltd.	12,218	98
* Comstock Resources Inc.	5,725	95
* Petroleum Development Corp.	2,837	95
* Hornbeck Offshore Services Inc.	2,751	93
Contango Oil & Gas Co.	1,468	93
* ION Geophysical Corp.	15,798	92
* Exterran Holdings Inc.	7,693	88
Apco Oil and Gas International Inc.	1,098	87
* Tetra Technologies Inc.	9,245	85
* Approach Resources Inc.	2,709	85
W&T Offshore Inc.	4,203	84

* Pioneer Drilling Co.	7,434	82
* Clean Energy Fuels Corp.	5,973	78
* Western Refining Inc.	6,343	75
* Resolute Energy Corp.	5,560	75
Nordic American Tankers Ltd.	5,681	71
* Hyperdynamics Corp.	18,715	69
* GeoResources Inc.	2,410	69
Targa Resources Corp.	1,983	69
* Rex Energy Corp.	4,213	68
* Magnum Hunter Resources Corp.	13,457	65
Crosstex Energy Inc.	4,896	59
* Basic Energy Services Inc.	2,914	55
Ship Finance International Ltd.	5,420	54
* Hercules Offshore Inc.	13,929	54
* Clayton Williams Energy Inc.	713	53
Gulf Island Fabrication Inc.	1,733	49
* Energy Partners Ltd.	3,494	48
* Tesco Corp.	3,622	48
* OYO Geospace Corp.	526	48
* Petroquest Energy Inc.	6,758	46
* Goodrich Petroleum Corp.	3,132	46
Knightsbridge Tankers Ltd.	2,651	41
* Rentech Inc.	26,766	40
* ATP Oil & Gas Corp. Unit	5,381	40
* BPZ Resources Inc.	12,340	39
* Vaalco Energy Inc.	6,193	39
* Harvest Natural Resources Inc.	4,096	37
* PHI Inc.	1,560	37
* Abraxas Petroleum Corp.	9,955	36
* James River Coal Co.	4,291	36
Overseas Shipholding Group Inc.	3,209	34
* Venoco Inc.	3,583	33
* Dawson Geophysical Co.	949	33
* Endeavour International Corp.	4,485	31
* FX Energy Inc.	6,338	30
* Matrix Service Co.	3,166	30
* Triangle Petroleum Corp.	5,151	30
Penn Virginia Corp.	5,523	29
Panhandle Oil and Gas Inc. Class A	845	29
Houston American Energy Corp.	2,003	28
* C&J Energy Services Inc.	1,417	28
* Uranium Energy Corp.	9,068	28
* Cal Dive International Inc.	11,567	27
* Green Plains Renewable Energy Inc.	2,489	26
* Callon Petroleum Co.	4,698	25
* Vantage Drilling Co.	20,901	25
* Warren Resources Inc.	8,562	24
* Amyris Inc.	2,138	24
* KiOR Inc.	1,313	23
* Gastar Exploration Ltd.	6,954	22
* Mitcham Industries Inc.	1,453	21
* Natural Gas Services Group Inc.	1,478	20
* Scorpio Tankers Inc.	3,010	20
* USEC Inc.	14,065	20
Frontline Ltd.	6,228	19
Teekay Tankers Ltd. Class A	5,072	19
Delek US Holdings Inc.	1,711	19

* Willbros Group Inc.	4,681	18
* Solazyme Inc.	1,330	16
* Global Geophysical Services Inc.	2,182	15
* Uranerz Energy Corp.	7,856	15
* Voyager Oil & Gas Inc.	5,763	15
* REX American Resources Corp.	798	15
* Evolution Petroleum Corp.	1,908	14
* Ur-Energy Inc.	12,676	14
* Union Drilling Inc.	1,849	14
* Westmoreland Coal Co.	1,176	12
* Uranium Resources Inc.	11,048	12
Alon USA Energy Inc.	1,343	11
* RigNet Inc.	689	11
* Miller Energy Resources Inc.	3,698	11
* Isramco Inc.	128	10
* Syntroleum Corp.	10,457	10
* GMX Resources Inc.	7,276	10
* Zion Oil & Gas Inc.	3,577	9
* L&L Energy Inc.	2,655	8
* Crimson Exploration Inc.	2,643	8
* CAMAC Energy Inc.	7,241	7
DHT Holdings Inc.	7,787	6
Hallador Energy Co.	541	5
* Gevo Inc.	709	4
* Geokinetics Inc.	1,338	3
* General Maritime Corp.	13,697	—
		9,294
Financials (21.2%)
* Signature Bank	5,554	325
American Campus Communities Inc.	8,189	322
Home Properties Inc.	5,791	318
National Retail Properties Inc.	11,500	304
MFA Financial Inc.	42,930	295
Tanger Factory Outlet Centers	10,358	294
ProAssurance Corp.	3,688	294
BioMed Realty Trust Inc.	15,826	282
Hancock Holding Co.	9,200	281
Extra Space Storage Inc.	11,306	272
CBL & Associates Properties Inc.	17,864	255
Kilroy Realty Corp.	7,039	254
Mid-America Apartment Communities Inc.	4,418	253
Entertainment Properties Trust	5,617	251
Highwoods Properties Inc.	8,700	251
Alterra Capital Holdings Ltd.	10,926	251
* SVB Financial Group	5,166	243
Hatteras Financial Corp.	9,002	241
Post Properties Inc.	6,002	240
LaSalle Hotel Properties	10,247	240
Equity Lifestyle Properties Inc.	3,707	229
Prosperity Bancshares Inc.	5,648	226
Omega Healthcare Investors Inc.	12,238	219
Invesco Mortgage Capital Inc.	13,897	219
Washington Real Estate Investment Trust	7,940	216
* Stifel Financial Corp.	6,472	205
Starwood Property Trust Inc.	11,227	200
Colonial Properties Trust	10,056	200
FirstMerit Corp.	13,168	192

Iberiabank Corp.	3,560	177
DiamondRock Hospitality Co.	20,181	177
Cash America International Inc.	3,542	176
Trustmark Corp.	7,717	173
Umpqua Holdings Corp.	13,804	173
Webster Financial Corp.	8,670	171
Apollo Investment Corp.	23,605	170
* CNO Financial Group Inc.	26,745	169
Healthcare Realty Trust Inc.	9,380	165
* Ezcorp Inc. Class A	5,661	165
FNB Corp.	15,275	163
United Bankshares Inc.	6,044	161
Westamerica Bancorporation	3,484	160
DuPont Fabros Technology Inc.	7,096	160
Delphi Financial Group Inc.	5,812	160
Northwest Bancshares Inc.	12,795	159
Two Harbors Investment Corp.	16,959	159
RLI Corp.	2,201	156
Potlatch Corp.	4,841	156
Platinum Underwriters Holdings Ltd.	4,484	154
* Knight Capital Group Inc. Class A	12,104	153
Susquehanna Bancshares Inc.	18,908	150
First American Financial Corp.	12,685	147
* Portfolio Recovery Associates Inc.	2,058	143
DCT Industrial Trust Inc.	29,581	142
Sovran Self Storage Inc.	3,334	139
EastGroup Properties Inc.	3,255	139
UMB Financial Corp.	3,849	137
* First Cash Financial Services Inc.	3,777	137
Cathay General Bancorp	9,479	131
CYS Investments Inc.	9,949	131
* Texas Capital Bancshares Inc.	4,487	129
Medical Properties Trust Inc.	13,459	129
Old National Bancorp	11,418	128
Montpelier Re Holdings Ltd.	7,508	128
Capstead Mortgage Corp.	10,170	127
First Financial Bankshares Inc.	3,792	125
* World Acceptance Corp.	1,815	125
National Penn Bancshares Inc.	14,922	124
National Health Investors Inc.	2,934	124
Prospect Capital Corp.	13,139	122
CubeSmart	11,991	120
PS Business Parks Inc.	2,245	118
* Ocwen Financial Corp.	8,979	118
Community Bank System Inc.	4,437	117
Wintrust Financial Corp.	4,215	117
International Bancshares Corp.	6,398	114
Pebblebrook Hotel Trust	6,139	114
Glimcher Realty Trust	12,932	113
First Financial Bancorp	7,025	112
MB Financial Inc.	6,566	111
Lexington Realty Trust	14,448	110
* Sunstone Hotel Investors Inc.	14,216	108
Equity One Inc.	6,472	108
Selective Insurance Group Inc.	6,493	107
* Strategic Hotels & Resorts Inc.	21,092	106
CVB Financial Corp.	10,738	106

LTC Properties Inc.	3,662	105
* PHH Corp.	6,783	104
Glacier Bancorp Inc.	8,646	104
Solar Capital Ltd.	4,405	101
* Financial Engines Inc.	4,606	101
MarketAxess Holdings Inc.	3,465	100
* First Industrial Realty Trust Inc.	10,410	99
BancorpSouth Inc.	10,081	99
Alexander's Inc.	248	98
Redwood Trust Inc.	9,474	98
Argo Group International Holdings Ltd.	3,314	97
Anworth Mortgage Asset Corp.	15,270	97
Bank of the Ozarks Inc.	3,377	96
Acadia Realty Trust	4,870	95
Provident Financial Services Inc.	7,269	95
* DFC Global Corp.	5,238	95
Park National Corp.	1,553	95
Primerica Inc.	4,086	94
Tower Group Inc.	4,448	93
Government Properties Income Trust	4,274	93
Franklin Street Properties Corp.	8,520	93
Sun Communities Inc.	2,552	91
NBT Bancorp Inc.	4,140	88
Harleysville Group Inc.	1,473	87
Infinity Property & Casualty Corp.	1,491	86
Columbia Banking System Inc.	4,751	86
First Midwest Bancorp Inc.	8,970	85
Fifth Street Finance Corp.	8,694	85
* Enstar Group Ltd.	831	84
Education Realty Trust Inc.	8,687	81
Employers Holdings Inc.	4,654	81
Associated Estates Realty Corp.	4,986	80
* Greenlight Capital Re Ltd. Class A	3,373	80
Oritani Financial Corp.	6,158	80
American Assets Trust Inc.	3,878	80
American Equity Investment Life Holding Co.	7,172	79
Astoria Financial Corp.	10,453	79
Amtrust Financial Services Inc.	2,904	77
Symetra Financial Corp.	8,136	77
First Potomac Realty Trust	6,017	77
BlackRock Kelso Capital Corp.	8,794	77
* Investors Bancorp Inc.	5,569	76
* National Financial Partners Corp.	5,318	73
Hersha Hospitality Trust Class A	16,982	73
Boston Private Financial Holdings Inc.	9,300	72
Nelnet Inc. Class A	3,115	71
Evercore Partners Inc. Class A	2,539	70
Walter Investment Management Corp.	3,124	70
PrivateBancorp Inc. Class A	7,250	70
Inland Real Estate Corp.	9,284	69
PacWest Bancorp	3,654	68
Investors Real Estate Trust	9,657	68
Chemical Financial Corp.	3,296	68
Independent Bank Corp.	2,590	68
CreXus Investment Corp.	6,903	67
Home Bancshares Inc.	2,708	67
ARMOUR Residential REIT Inc.	9,234	66

* Credit Acceptance Corp.	803	66
* Navigators Group Inc.	1,407	66
Meadowbrook Insurance Group Inc.	6,438	66
Cousins Properties Inc.	10,983	65
* MGIC Investment Corp.	22,634	65
* Forestar Group Inc.	4,264	65
Safety Insurance Group Inc.	1,514	63
Pennsylvania Real Estate Investment Trust	6,726	63
S&T Bancorp Inc.	3,389	63
Compass Diversified Holdings	4,871	62
* iStar Financial Inc.	11,139	62
* Pinnacle Financial Partners Inc.	4,114	62
Chesapeake Lodging Trust	3,871	62
* PICO Holdings Inc.	2,744	61
Oriental Financial Group Inc.	5,430	60
City Holding Co.	1,831	60
KBW Inc.	4,362	59
Retail Opportunity Investments Corp.	5,046	59
Trustco Bank Corp. NY	11,179	59
Colony Financial Inc.	3,977	59
Horace Mann Educators Corp.	4,820	59
First Commonwealth Financial Corp.	12,599	59
Cohen & Steers Inc.	2,143	58
PennantPark Investment Corp.	5,469	58
BGC Partners Inc. Class A	9,123	58
Brookline Bancorp Inc.	7,140	57
* State Bank Financial Corp.	3,799	57
Advance America Cash Advance Centers Inc.	6,613	56
Newcastle Investment Corp.	12,650	56
Simmons First National Corp. Class A	2,087	55
Banco Latinoamericano de Comercio Exterior SA	3,337	55
WesBanco Inc.	2,779	55
Duff & Phelps Corp. Class A	3,670	54
Main Street Capital Corp.	2,762	54
ViewPoint Financial Group	4,188	54
PennyMac Mortgage Investment Trust	3,330	54
RLJ Lodging Trust	3,319	53
Maiden Holdings Ltd.	6,086	53
Universal Health Realty Income Trust	1,428	53
* Investment Technology Group Inc.	4,948	53
FBL Financial Group Inc. Class A	1,548	53
* Western Alliance Bancorp	8,353	53
* AMERISAFE Inc.	2,219	52
Flagstone Reinsurance Holdings SA	6,311	52
* Sterling Financial Corp.	3,235	51
NorthStar Realty Finance Corp.	11,590	51
United Fire & Casualty Co.	2,594	51
* Virtus Investment Partners Inc.	664	50
Sandy Spring Bancorp Inc.	2,903	50
Ashford Hospitality Trust Inc.	6,289	50
Hercules Technology Growth Capital Inc.	5,271	50
Berkshire Hills Bancorp Inc.	2,495	50
Getty Realty Corp.	3,097	50
Flushing Financial Corp.	3,785	49
First Busey Corp.	9,294	49
Triangle Capital Corp.	2,670	48
Lakeland Financial Corp.	1,956	48

SCBT Financial Corp.	1,683	48
Community Trust Bancorp Inc.	1,674	47
Sabra Health Care REIT Inc.	4,442	47
Urstadt Biddle Properties Inc. Class A	2,775	47
1st Source Corp.	1,839	46
Resource Capital Corp.	8,583	46
Renasant Corp.	3,027	45
First Financial Corp.	1,347	45
Dime Community Bancshares Inc.	3,760	45
Dynex Capital Inc.	4,872	43
Southside Bancshares Inc.	1,990	43
Epoch Holding Corp.	1,773	43
* Nara Bancorp Inc.	4,548	43
* Encore Capital Group Inc.	1,946	42
* Tejon Ranch Co.	1,717	42
* Safeguard Scientifics Inc.	2,502	42
OneBeacon Insurance Group Ltd. Class A	2,688	41
MCG Capital Corp.	9,312	41
Excel Trust Inc.	3,745	41
Washington Trust Bancorp Inc.	1,727	41
* Hilltop Holdings Inc.	4,824	41
Coresite Realty Corp.	2,408	40
* INTL. FCStone Inc.	1,608	40
* FelCor Lodging Trust Inc.	15,065	40
* Piper Jaffray Cos.	1,912	40
Ramco-Gershenson Properties Trust	4,650	39
Tompkins Financial Corp.	984	39
* HFF Inc. Class A	3,513	39
* Citizens Inc.	4,540	39
* eHealth Inc.	2,560	39
GAMCO Investors Inc.	821	39
* ICG Group Inc.	4,474	39
Hudson Valley Holding Corp.	1,890	38
National Western Life Insurance Co. Class A	265	38
Cardinal Financial Corp.	3,507	37
* West Coast Bancorp	2,307	37
Campus Crest Communities Inc.	3,694	37
MVC Capital Inc.	2,870	37
TowneBank	2,951	37
Monmouth Real Estate Investment Corp. Class A	4,295	36
GFI Group Inc.	8,552	36
Rockville Financial Inc.	3,578	36
* United Community Banks Inc.	5,010	35
* Beneficial Mutual Bancorp Inc.	3,979	35
Radian Group Inc.	16,093	35
TICC Capital Corp.	3,911	35
Tower Bancorp Inc.	1,257	34
Apollo Commercial Real Estate Finance Inc.	2,492	34
Hudson Pacific Properties Inc.	2,636	34
CapLease Inc.	8,145	34
StellarOne Corp.	2,750	34
United Financial Bancorp Inc.	1,929	33
Sterling Bancorp	3,706	32
* NewStar Financial Inc.	3,262	32
Winthrop Realty Trust	3,432	32
Banner Corp.	1,980	32
Union First Market Bankshares Corp.	2,431	32

Provident New York Bancorp	4,555	32
* Center Financial Corp.	4,292	32
Kennedy-Wilson Holdings Inc.	2,847	31
Saul Centers Inc.	880	31
SY Bancorp Inc.	1,445	31
* Global Indemnity plc	1,622	31
Univest Corp. of Pennsylvania	2,012	30
Capital Southwest Corp.	353	30
* Ladenburg Thalmann Financial Services Inc.	12,815	30
Bancfirst Corp.	808	30
* Eagle Bancorp Inc.	2,014	30
Northfield Bancorp Inc.	2,047	29
Agree Realty Corp.	1,184	29
Arrow Financial Corp.	1,215	29
* Ameris Bancorp	2,854	29
Westwood Holdings Group Inc.	749	28
Territorial Bancorp Inc.	1,438	28
Kite Realty Group Trust	6,683	28
WSFS Financial Corp.	770	28
* Bancorp Inc.	3,512	28
* American Safety Insurance Holdings Ltd.	1,258	28
Financial Institutions Inc.	1,656	28
Enterprise Financial Services Corp.	1,908	28
Summit Hotel Properties Inc.	3,270	28
* First Connecticut Bancorp Inc.	2,172	27
Camden National Corp.	923	27
German American Bancorp Inc.	1,514	27
Calamos Asset Management Inc. Class A	2,277	27
Presidential Life Corp.	2,607	27
Parkway Properties Inc.	2,627	27
Great Southern Bancorp Inc.	1,227	26
Republic Bancorp Inc. Class A	1,196	25
* Phoenix Cos. Inc.	13,979	25
Trico Bancshares	1,696	25
First Merchants Corp.	3,088	25
Citizens & Northern Corp.	1,467	25
Heartland Financial USA Inc.	1,604	25
* Central Pacific Financial Corp.	1,855	25
Westfield Financial Inc.	3,371	25
Bryn Mawr Bank Corp.	1,307	24
First of Long Island Corp.	922	24
First Community Bancshares Inc.	1,917	24
* Wilshire Bancorp Inc.	7,419	24
Bank of Marin Bancorp	641	24
Diamond Hill Investment Group Inc.	311	23
CNB Financial Corp.	1,483	23
Heritage Financial Corp.	1,885	23
Stewart Information Services Corp.	2,198	23
OceanFirst Financial Corp.	1,770	23
National Bankshares Inc.	838	23
SWS Group Inc.	3,519	23
Lakeland Bancorp Inc.	2,610	23
Gladstone Commercial Corp.	1,319	23
Cedar Realty Trust Inc.	6,743	23
First Interstate Bancsystem Inc.	1,900	22
* Netspend Holdings Inc.	3,540	22
Fox Chase Bancorp Inc.	1,751	22

Baldwin & Lyons Inc.	1,010	22
Artio Global Investors Inc. Class A	3,743	22
One Liberty Properties Inc.	1,339	22
Home Federal Bancorp Inc.	2,007	22
First Bancorp	1,828	22
State Bancorp Inc.	1,827	21
Pacific Continental Corp.	2,237	21
* OmniAmerican Bancorp Inc.	1,429	21
State Auto Financial Corp.	1,765	21
CoBiz Financial Inc.	3,936	21
Medallion Financial Corp.	1,783	21
FXCM Inc. Class A	2,078	21
Washington Banking Co.	1,855	21
RAIT Financial Trust	4,624	21
Centerstate Banks Inc.	3,625	20
ESB Financial Corp.	1,511	20
* Apollo Residential Mortgage Inc.	1,370	20
Cogdell Spencer Inc.	5,371	20
Federal Agricultural Mortgage Corp.	1,185	20
Gladstone Investment Corp.	2,673	20
STAG Industrial Inc.	1,917	20
MainSource Financial Group Inc.	2,428	20
Golub Capital BDC Inc.	1,241	20
* Cowen Group Inc. Class A	8,024	20
Crawford & Co. Class B	3,114	20
National Interstate Corp.	835	19
NGP Capital Resources Co.	2,617	19
Oppenheimer Holdings Inc. Class A	1,242	19
Gladstone Capital Corp.	2,543	19
* Virginia Commerce Bancorp Inc.	2,844	19
Bank Mutual Corp.	5,579	19
* Franklin Financial Corp.	1,680	18
West Bancorporation Inc.	1,892	18
* 1st United Bancorp Inc.	3,305	18
Chatham Lodging Trust	1,678	18
Penns Woods Bancorp Inc.	466	18
* Primus Guaranty Ltd.	3,056	18
Bancorp Rhode Island Inc.	409	18
* BofI Holding Inc.	1,079	17
First Defiance Financial Corp.	1,181	17
Alliance Financial Corp.	576	17
American Capital Mortgage Investment Corp.	954	17
Merchants Bancshares Inc.	586	17
Kansas City Life Insurance Co.	521	17
Edelman Financial Group Inc.	2,460	17
* Walker & Dunlop Inc.	1,310	17
SeaBright Holdings Inc.	2,426	17
Peoples Bancorp Inc.	1,288	17
Mission West Properties Inc.	2,149	16
Ames National Corp.	1,008	16
* Hanmi Financial Corp.	18,327	16
First Financial Holdings Inc.	1,960	16
Bridge Bancorp Inc.	820	16
Kearny Financial Corp.	1,592	16
First Bancorp Inc.	1,076	16
Arlington Asset Investment Corp. Class A	778	16
ESSA Bancorp Inc.	1,382	15

* Park Sterling Corp.	3,863	15
Solar Senior Capital Ltd.	947	15
Bank of Kentucky Financial Corp.	703	15
Kohlberg Capital Corp.	2,337	15
Center Bancorp Inc.	1,479	15
Capital City Bank Group Inc.	1,397	15
Sierra Bancorp	1,450	15
Terreno Realty Corp.	1,134	15
BankFinancial Corp.	2,551	14
* Metro Bancorp Inc.	1,685	14
First Pactrust Bancorp Inc.	1,237	14
* Harris & Harris Group Inc.	3,794	14
Consolidated-Tomoka Land Co.	512	14
AG Mortgage Investment Trust Inc.	751	13
Marlin Business Services Corp.	1,028	13
* Seacoast Banking Corp. of Florida	8,870	13
THL Credit Inc.	1,096	13
* Doral Financial Corp.	15,348	13
* Meridian Interstate Bancorp Inc.	1,041	13
Nicholas Financial Inc.	1,153	13
JMP Group Inc.	1,797	13
* Pacific Capital Bancorp NA	487	13
Donegal Group Inc. Class A	922	13
Medley Capital Corp.	1,312	13
UMH Properties Inc.	1,364	13
* Heritage Commerce Corp.	2,491	12
* MPG Office Trust Inc.	6,002	12
* Encore Bancshares Inc.	1,010	12
* Flagstar Bancorp Inc.	23,279	12
* Gleacher & Co. Inc.	9,348	12
MidSouth Bancorp Inc.	915	12
* FBR & Co.	6,140	12
* Hallmark Financial Services	1,446	11
Century Bancorp Inc. Class A	411	11
* Sun Bancorp Inc.	4,447	11
New Mountain Finance Corp.	869	11
* Southwest Bancorp Inc.	2,315	11
EMC Insurance Group Inc.	553	11
* Bridge Capital Holdings	1,092	11
* Taylor Capital Group Inc.	1,279	11
Whitestone REIT Class B	898	11
Clifton Savings Bancorp Inc.	1,018	10
Suffolk Bancorp	1,158	10
* Cape Bancorp Inc.	1,366	10
Enterprise Bancorp Inc.	686	10
Roma Financial Corp.	885	9
Charter Financial Corp.	811	8
* Fidus Investment Corp.	641	8
* CIFC Corp.	1,410	8
Universal Insurance Holdings Inc.	2,209	8
* First Marblehead Corp.	6,630	7
Independence Holding Co.	876	7
Orrstown Financial Services Inc.	829	7
* Avatar Holdings Inc.	1,067	6
* Gain Capital Holdings Inc.	915	6
Pzena Investment Management Inc. Class A	1,031	5
* Fortegra Financial Corp.	694	4

* Imperial Holdings Inc.	2,073	4
California First National Bancorp	244	4
* Hampton Roads Bankshares Inc.	1,156	4
* Capital Bank Corp.	1,794	4
* Cascade Bancorp	724	3
* PMI Group Inc.	16,964	—
		28,785
Health Care (12.3%)
* Healthspring Inc.	8,167	446
* Onyx Pharmaceuticals Inc.	7,639	337
* Salix Pharmaceuticals Ltd.	7,033	310
* HMS Holdings Corp.	10,222	310
* WellCare Health Plans Inc.	5,128	300
* Questcor Pharmaceuticals Inc.	6,396	287
* Cubist Pharmaceuticals Inc.	7,230	279
* Cepheid Inc.	7,451	256
* athenahealth Inc.	4,208	250
Medicis Pharmaceutical Corp. Class A	7,446	243
Owens & Minor Inc.	7,675	236
* Centene Corp.	6,021	233
STERIS Corp.	7,132	214
* Viropharma Inc.	8,532	205
* HealthSouth Corp.	11,464	198
* Magellan Health Services Inc.	3,865	196
* Theravance Inc.	8,311	194
* Seattle Genetics Inc.	11,617	193
* Ariad Pharmaceuticals Inc.	15,916	192
* Haemonetics Corp.	3,095	183
* Align Technology Inc.	7,392	181
* Alkermes plc	11,492	176
* Medivation Inc.	3,777	174
Quality Systems Inc.	4,668	165
* PSS World Medical Inc.	6,676	163
* Impax Laboratories Inc.	7,878	159
West Pharmaceutical Services Inc.	4,039	156
* Volcano Corp.	6,286	155
* Incyte Corp. Ltd.	10,669	147
* PAREXEL International Corp.	7,084	142
* Par Pharmaceutical Cos. Inc.	4,362	141
Chemed Corp.	2,559	137
Masimo Corp.	6,340	131
* Medicines Co.	6,496	123
* Zoll Medical Corp.	2,647	122
* InterMune Inc.	6,522	118
* Inhibitex Inc.	7,634	111
* Accretive Health Inc.	4,825	111
* MAKO Surgical Corp.	3,847	111
* Acorda Therapeutics Inc.	4,762	110
* Immunogen Inc.	9,060	110
* Air Methods Corp.	1,361	110
* Vivus Inc.	10,730	109
PDL BioPharma Inc.	16,860	108
* Jazz Pharmaceuticals Inc.	2,664	106
* NxStage Medical Inc.	5,380	105
* MWI Veterinary Supply Inc.	1,515	105
* Cyberonics Inc.	3,423	104
* Insulet Corp.	5,525	103

* Auxilium Pharmaceuticals Inc.	5,750	100
* HeartWare International Inc.	1,451	100
* Neogen Corp.	2,798	99
* Amsurg Corp. Class A	3,756	98
* Arthrocare Corp.	3,281	98
* Luminex Corp.	4,561	95
Meridian Bioscience Inc.	4,930	94
* Halozyme Therapeutics Inc.	9,900	94
* IPC The Hospitalist Co. Inc.	1,970	91
* CONMED Corp.	3,404	89
* Isis Pharmaceuticals Inc.	11,972	89
* Spectrum Pharmaceuticals Inc.	6,248	87
Analogic Corp.	1,512	85
* Pharmacyclics Inc.	5,536	84
* Momenta Pharmaceuticals Inc.	5,555	84
* Integra LifeSciences Holdings Corp.	2,506	81
* Kindred Healthcare Inc.	6,270	78
* ABIOMED Inc.	3,822	77
* Abaxis Inc.	2,715	75
* Orthofix International NV	2,172	74
* Molina Healthcare Inc.	3,388	74
* Ironwood Pharmaceuticals Inc.	6,074	73
* Akorn Inc.	6,778	73
* Exelixis Inc.	15,432	71
Invacare Corp.	3,449	71
* Team Health Holdings Inc.	3,199	70
* Merit Medical Systems Inc.	5,047	70
* Wright Medical Group Inc.	4,694	69
* SonoSite Inc.	1,660	69
* Nektar Therapeutics	13,735	69
* Micromet Inc.	10,989	67
* Endologix Inc.	5,907	67
* NuVasive Inc.	4,771	66
* Opko Health Inc.	13,151	65
* Omnicell Inc.	3,998	65
* DexCom Inc.	8,055	65
* Hanger Orthopedic Group Inc.	4,029	64
* Optimer Pharmaceuticals Inc.	5,575	64
* ICU Medical Inc.	1,458	64
* AVEO Pharmaceuticals Inc.	3,782	64
* Rigel Pharmaceuticals Inc.	8,270	63
* Greatbatch Inc.	2,817	62
* Quidel Corp.	3,420	62
Computer Programs & Systems Inc.	1,331	60
* NPS Pharmaceuticals Inc.	10,354	59
* Emeritus Corp.	3,690	59
Landauer Inc.	1,131	57
* Genomic Health Inc.	2,051	56
* PharMerica Corp.	3,527	55
* MedAssets Inc.	5,760	55
* OraSure Technologies Inc.	5,627	53
* Exact Sciences Corp.	6,290	53
* Hi-Tech Pharmacal Co. Inc.	1,252	52
National Healthcare Corp.	1,235	51
* Medidata Solutions Inc.	2,541	51
Universal American Corp.	3,903	51
* Idenix Pharmaceuticals Inc.	6,638	50

* Sequenom Inc.	11,932	50
* Emergent Biosolutions Inc.	2,926	50
* Select Medical Holdings Corp.	5,398	47
Ensign Group Inc.	1,969	47
* Triple-S Management Corp. Class B	2,387	46
* Dynavax Technologies Corp.	14,941	46
Atrion Corp.	188	46
* AngioDynamics Inc.	3,016	46
* Staar Surgical Co.	4,304	42
* Amedisys Inc.	3,546	42
Cantel Medical Corp.	1,597	42
* Conceptus Inc.	3,771	41
* Neurocrine Biosciences Inc.	5,967	39
* Affymetrix Inc.	8,496	38
* Achillion Pharmaceuticals Inc.	5,750	38
* Ardea Biosciences Inc.	2,030	38
* Vical Inc.	8,597	38
* Vanguard Health Systems Inc.	3,686	38
* ZIOPHARM Oncology Inc.	7,087	37
* Metropolitan Health Networks Inc.	5,088	37
* AVANIR Pharmaceuticals Inc.	14,969	37
* Bio-Reference Labs Inc.	2,969	37
* MAP Pharmaceuticals Inc.	2,641	36
* Arqule Inc.	6,390	36
* Corvel Corp.	742	35
* MedQuist Holdings Inc.	3,788	35
* Oncothyreon Inc.	5,035	35
* American Dental Partners Inc.	1,865	35
* Sunrise Senior Living Inc.	6,937	35
* Symmetry Medical Inc.	4,403	34
* Merge Healthcare Inc.	6,272	34
* Chelsea Therapeutics International Ltd.	6,419	33
* Accuray Inc.	8,290	33
* Curis Inc.	9,144	33
* Enzon Pharmaceuticals Inc.	4,559	32
Assisted Living Concepts Inc. Class A	2,341	32
* Biosante Pharmaceuticals Inc.	13,280	32
* Depomed Inc.	6,489	32
* Raptor Pharmaceutical Corp.	5,706	31
* Alnylam Pharmaceuticals Inc.	4,403	31
* HealthStream Inc.	1,850	31
* BioScrip Inc.	4,877	30
* Natus Medical Inc.	3,467	29
* Transcend Services Inc.	1,057	29
* Spectranetics Corp.	4,004	29
* Neoprobe Corp.	11,475	28
* RTI Biologics Inc.	6,643	28
* MannKind Corp.	9,241	28
* Unilife Corp.	6,807	28
* Ligand Pharmaceuticals Inc. Class B	2,380	28
US Physical Therapy Inc.	1,418	28
* Arena Pharmaceuticals Inc.	17,516	28
* Antares Pharma Inc.	10,549	28
* eResearchTechnology Inc.	5,873	27
* Healthways Inc.	4,097	27
* Immunomedics Inc.	7,870	26
* LHC Group Inc.	1,886	26

* Geron Corp.	15,612	26
* Kensey Nash Corp.	1,024	26
* Synovis Life Technologies Inc.	1,380	26
* Cell Therapeutics Inc.	23,148	26
* Targacept Inc.	3,307	25
* Capital Senior Living Corp.	3,322	25
* Cambrex Corp.	3,561	25
* Lexicon Pharmaceuticals Inc.	20,468	24
* Progenics Pharmaceuticals Inc.	3,540	24
* SurModics Inc.	1,846	23
* Tornier NV	1,264	23
* Obagi Medical Products Inc.	2,232	23
* Affymax Inc.	4,278	23
* ExamWorks Group Inc.	3,279	22
* Vascular Solutions Inc.	2,037	22
* AMN Healthcare Services Inc.	4,761	22
* Keryx Biopharmaceuticals Inc.	8,263	22
* Savient Pharmaceuticals Inc.	8,592	22
* Furiex Pharmaceuticals Inc.	1,196	22
* Endocyte Inc.	2,069	21
* Infinity Pharmaceuticals Inc.	2,324	21
* Gentiva Health Services Inc.	3,641	21
* IRIS International Inc.	2,156	21
Maxygen Inc.	3,645	21
* XenoPort Inc.	4,235	20
* Cadence Pharmaceuticals Inc.	4,551	20
Young Innovations Inc.	683	20
* Metabolix Inc.	4,110	20
* Nymox Pharmaceutical Corp.	2,345	19
* Columbia Laboratories Inc.	8,862	19
* Palomar Medical Technologies Inc.	2,298	19
* Sangamo Biosciences Inc.	6,247	19
* Sciclone Pharmaceuticals Inc.	4,183	19
* Santarus Inc.	6,434	19
* Providence Service Corp.	1,577	18
* Aegerion Pharmaceuticals Inc.	1,112	18
* Cardiovascular Systems Inc.	1,724	18
* Cross Country Healthcare Inc.	3,371	17
* Ampio Pharmaceuticals Inc.	2,391	17
* AtriCure Inc.	1,705	17
Pain Therapeutics Inc.	4,444	17
* Vanda Pharmaceuticals Inc.	3,399	17
* Dyax Corp.	11,943	17
* Cerus Corp.	5,657	17
* Sagent Pharmaceuticals Inc.	791	16
* Solta Medical Inc.	7,185	16
* Cytori Therapeutics Inc.	5,839	16
* Novavax Inc.	11,607	16
* Corcept Therapeutics Inc.	5,015	16
* Synergetics USA Inc.	2,708	16
* Exactech Inc.	1,038	16
* Anthera Pharmaceuticals Inc.	2,572	15
* Delcath Systems Inc.	5,786	15
* Almost Family Inc.	996	15
* Array Biopharma Inc.	6,974	15
* Rockwell Medical Technologies Inc.	1,946	15
* ISTA Pharmaceuticals Inc.	3,895	15

* Codexis Inc.	2,985	14
* Celldex Therapeutics Inc.	5,393	14
* Cynosure Inc. Class A	1,148	14
* CryoLife Inc.	3,390	14
* OncoGenex Pharmaceutical Inc.	1,149	14
* Biotime Inc.	3,020	13
* Hansen Medical Inc.	5,638	13
* Alphatec Holdings Inc.	6,552	13
* Five Star Quality Care Inc.	5,103	13
* Durect Corp.	9,609	13
* Pozen Inc.	3,152	13
* Chindex International Inc.	1,384	13
* Allos Therapeutics Inc.	9,572	13
Medtox Scientific Inc.	897	13
* Harvard Bioscience Inc.	2,734	12
* AVI BioPharma Inc.	16,368	12
* Pacific Biosciences of California Inc.	4,079	12
* Synta Pharmaceuticals Corp.	2,742	11
* Enzo Biochem Inc.	4,524	11
* Dusa Pharmaceuticals Inc.	2,894	11
* Biolase Technology Inc.	3,644	11
* Astex Pharmaceuticals	6,918	10
* Fluidigm Corp.	759	10
* Uroplasty Inc.	2,529	10
* Skilled Healthcare Group Inc.	2,305	10
* BioCryst Pharmaceuticals Inc.	3,404	10
* Cleveland Biolabs Inc.	3,342	10
* Insmed Inc.	2,956	10
* Peregrine Pharmaceuticals Inc.	9,470	9
* Medical Action Industries Inc.	1,943	9
* Nabi Biopharmaceuticals	5,096	9
* Sun Healthcare Group Inc.	2,988	9
* Osiris Therapeutics Inc.	1,964	9
* Biospecifics Technologies Corp.	582	9
* RadNet Inc.	3,590	9
* SIGA Technologies Inc.	4,095	9
* Zalicus Inc.	8,769	8
* KV Pharmaceutical Co. Class A	6,063	8
* Lannett Co. Inc.	1,927	8
National Research Corp.	217	7
* BioMimetic Therapeutics Inc.	2,286	7
* GTx Inc.	2,579	7
* Orexigen Therapeutics Inc.	3,836	7
* Trius Therapeutics Inc.	915	7
* CardioNet Inc.	2,923	7
* Anacor Pharmaceuticals Inc.	1,294	7
* Epocrates Inc.	742	6
* Bacterin International Holdings Inc.	2,788	6
* Albany Molecular Research Inc.	2,591	6
* Sucampo Pharmaceuticals Inc. Class A	1,522	6
* Cornerstone Therapeutics Inc.	963	6
* PharmAthene Inc.	4,261	5
* Stereotaxis Inc.	5,251	5
* Amicus Therapeutics Inc.	1,858	5
* Acura Pharmaceuticals Inc.	1,341	5
* Pacira Pharmaceuticals Inc.	624	5
* Zogenix Inc.	2,519	5

* DynaVox Inc. Class A	1,135	5
* Sunesis Pharmaceuticals Inc.	3,588	4
* BG Medicine Inc.	950	4
* Complete Genomics Inc.	1,187	4
* Transcept Pharmaceuticals Inc.	613	4
* Alliance HealthCare Services Inc.	3,069	4
* Pernix Therapeutics Holdings	457	4
* Horizon Pharma Inc.	654	3
* Neostem Inc.	5,512	3
* Alimera Sciences Inc.	1,348	2
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	1
* Lexicon Pharmaceuticals Inc. Rights Exp. 12/21/2011	18,652	1
		16,646
Industrials (15.2%)
* Clean Harbors Inc.	5,648	339
Woodward Inc.	7,404	313
* Alaska Air Group Inc.	4,321	300
HEICO Corp.	5,031	299
CLARCOR Inc.	6,079	294
* Hexcel Corp.	11,808	294
* Genesee & Wyoming Inc. Class A	4,780	292
Triumph Group Inc.	4,529	269
Acuity Brands Inc.	5,215	262
Robbins & Myers Inc.	4,751	253
* Teledyne Technologies Inc.	4,424	251
* Dollar Thrifty Automotive Group Inc.	3,485	234
* Moog Inc. Class A	5,472	229
* Old Dominion Freight Line Inc.	5,718	222
* FTI Consulting Inc.	5,066	217
* Chart Industries Inc.	3,540	215
Watsco Inc.	3,389	215
* United Rentals Inc.	7,522	212
EMCOR Group Inc.	8,056	206
* Middleby Corp.	2,260	206
* CoStar Group Inc.	3,049	203
* Esterline Technologies Corp.	3,671	198
Actuant Corp. Class A	8,267	189
Belden Inc.	5,712	189
United Stationers Inc.	5,547	186
Curtiss-Wright Corp.	5,596	184
AO Smith Corp.	4,583	180
* Acacia Research - Acacia Technologies	5,154	179
Applied Industrial Technologies Inc.	5,111	176
Mueller Industries Inc.	4,562	174
Brady Corp. Class A	5,726	171
Rollins Inc.	7,664	170
* Tetra Tech Inc.	7,520	168
Simpson Manufacturing Co. Inc.	5,006	166
Barnes Group Inc.	6,556	163
Corporate Executive Board Co.	4,157	163
* Avis Budget Group Inc.	12,641	149
Herman Miller Inc.	6,898	149
* EnerSys	6,050	145
Healthcare Services Group Inc.	7,990	144
Deluxe Corp.	6,193	142
HNI Corp.	5,395	141
ABM Industries Inc.	6,387	139

Watts Water Technologies Inc. Class A	3,630	139
* Geo Group Inc.	7,828	139
Brink's Co.	5,618	138
* Advisory Board Co.	1,907	138
* Atlas Air Worldwide Holdings Inc.	3,167	134
Franklin Electric Co. Inc.	2,806	132
* HUB Group Inc. Class A	4,433	132
Raven Industries Inc.	2,179	131
Kaydon Corp.	3,931	124
Werner Enterprises Inc.	5,281	124
* JetBlue Airways Corp.	29,687	122
* II-VI Inc.	6,236	122
Granite Construction Inc.	4,666	116
Mine Safety Appliances Co.	3,280	116
Forward Air Corp.	3,544	114
* RBC Bearings Inc.	2,648	112
Knight Transportation Inc.	7,359	110
* MasTec Inc.	6,820	109
Titan International Inc.	5,061	109
* Beacon Roofing Supply Inc.	5,552	108
* Orbital Sciences Corp.	7,051	105
* RSC Holdings Inc.	8,166	99
Unifirst Corp.	1,704	99
Kaman Corp.	3,158	98
Tennant Co.	2,303	97
* Korn/Ferry International	5,651	95
* Huron Consulting Group Inc.	2,668	93
* Allegiant Travel Co. Class A	1,777	93
* US Airways Group Inc.	19,542	92
Briggs & Stratton Corp.	6,062	91
* Blount International Inc.	5,848	90
* Ceradyne Inc.	2,993	89
AAR Corp.	4,779	87
Knoll Inc.	5,752	87
* Colfax Corp.	2,966	87
ESCO Technologies Inc.	3,198	87
Lindsay Corp.	1,512	85
* Dycom Industries Inc.	4,240	85
* USG Corp.	8,607	84
Heartland Express Inc.	6,060	83
* EnPro Industries Inc.	2,487	83
* SYKES Enterprises Inc.	5,036	82
McGrath Rentcorp	2,925	82
* Amerco Inc.	1,045	82
* Swift Transportation Co.	9,550	81
Aircastle Ltd.	6,989	81
Albany International Corp.	3,334	81
Cubic Corp.	1,901	81
* Astec Industries Inc.	2,399	80
American Science & Engineering Inc.	1,093	80
* Exponent Inc.	1,688	80
* Mobile Mini Inc.	4,423	80
Seaboard Corp.	39	78
SkyWest Inc.	6,364	77
* Generac Holdings Inc.	3,013	76
Steelcase Inc. Class A	9,577	75
* Rush Enterprises Inc. Class A	3,909	75

Interface Inc. Class A	6,335	73
* Aegion Corp. Class A	4,763	72
* Navigant Consulting Inc.	6,225	70
TAL International Group Inc.	2,647	70
* TrueBlue Inc.	5,345	69
Quanex Building Products Corp.	4,552	69
Insperity Inc.	2,765	69
* Meritor Inc.	11,377	68
CIRCOR International Inc.	2,080	68
G&K Services Inc. Class A	2,259	68
Universal Forest Products Inc.	2,357	66
AZZ Inc.	1,514	64
* Team Inc.	2,336	64
* Interline Brands Inc.	4,003	63
* DigitalGlobe Inc.	4,239	63
* ACCO Brands Corp.	6,676	63
* Trimas Corp.	3,069	63
* Aerovironment Inc.	2,043	62
* Tutor Perini Corp.	3,746	62
* ICF International Inc.	2,368	61
Sun Hydraulics Corp.	2,421	61
* Wabash National Corp.	8,263	61
Resources Connection Inc.	5,570	60
* Layne Christensen Co.	2,373	59
Arkansas Best Corp.	3,072	59
Encore Wire Corp.	2,233	58
* Altra Holdings Inc.	3,248	58
John Bean Technologies Corp.	3,440	57
NACCO Industries Inc. Class A	703	56
* Consolidated Graphics Inc.	1,088	55
National Presto Industries Inc.	579	55
Gorman-Rupp Co.	1,831	54
Griffon Corp.	5,739	54
* Sauer-Danfoss Inc.	1,396	52
* GeoEye Inc.	2,668	51
* Gibraltar Industries Inc.	3,681	50
* Kforce Inc.	4,071	50
* Pendrell Corp.	18,242	50
AAON Inc.	2,270	50
* Greenbrier Cos. Inc.	2,228	49
* PMFG Inc.	2,123	49
Quad/Graphics Inc.	3,048	49
Cascade Corp.	1,108	48
Standex International Corp.	1,504	48
Comfort Systems USA Inc.	4,575	48
* Force Protection Inc.	8,581	47
* On Assignment Inc.	4,474	47
Ennis Inc.	3,139	47
Kelly Services Inc. Class A	3,217	47
Primoris Services Corp.	3,232	46
Heidrick & Struggles International Inc.	2,153	46
Viad Corp.	2,454	46
* Global Power Equipment Group Inc.	1,900	44
* Taser International Inc.	7,254	44
* H&E Equipment Services Inc.	3,421	43
Twin Disc Inc.	1,025	43
Great Lakes Dredge & Dock Corp.	7,120	43

* MYR Group Inc.	2,425	43
Mueller Water Products Inc. Class A	18,735	42
* Mistras Group Inc.	1,780	42
* Trex Co. Inc.	1,861	42
* Astronics Corp.	1,161	41
US Ecology Inc.	2,217	41
* Titan Machinery Inc.	1,864	40
* Swisher Hygiene Inc.	10,195	39
* Commercial Vehicle Group Inc.	3,484	39
* GenCorp Inc.	7,034	38
Textainer Group Holdings Ltd.	1,364	37
* RailAmerica Inc.	2,588	36
* Hawaiian Holdings Inc.	6,050	36
Multi-Color Corp.	1,365	36
Apogee Enterprises Inc.	3,360	36
Douglas Dynamics Inc.	2,230	35
Marten Transport Ltd.	1,859	34
* Standard Parking Corp.	1,894	34
Dynamic Materials Corp.	1,598	34
* Wesco Aircraft Holdings Inc.	2,552	34
* Dolan Co.	3,636	33
LB Foster Co. Class A	1,142	33
* FreightCar America Inc.	1,437	33
* Powell Industries Inc.	1,055	32
* DXP Enterprises Inc.	1,046	32
* M&F Worldwide Corp.	1,268	32
* Air Transport Services Group Inc.	6,440	31
* Capstone Turbine Corp.	29,413	31
* Spirit Airlines Inc.	1,876	30
* Furmanite Corp.	4,438	30
* EnergySolutions Inc.	9,555	30
* Kadant Inc.	1,475	30
* Accuride Corp.	4,904	30
* Columbus McKinnon Corp.	2,305	29
* CBIZ Inc.	4,716	28
* InnerWorkings Inc.	3,097	28
* American Railcar Industries Inc.	1,176	28
* EnerNOC Inc.	2,823	28
Federal Signal Corp.	7,524	28
Graham Corp.	1,187	28
* Genco Shipping & Trading Ltd.	3,539	27
* CRA International Inc.	1,302	27
* A123 Systems Inc.	10,654	26
* Northwest Pipe Co.	1,117	26
Celadon Group Inc.	2,410	26
* Ameresco Inc. Class A	2,123	25
* Sterling Construction Co. Inc.	1,981	25
Houston Wire & Cable Co.	2,129	24
* GP Strategies Corp.	1,792	23
Kimball International Inc. Class B	3,789	23
Alamo Group Inc.	809	23
Miller Industries Inc.	1,419	23
* CAI International Inc.	1,460	22
* Republic Airways Holdings Inc.	5,839	22
* Odyssey Marine Exploration Inc.	8,760	22
* Saia Inc.	1,917	22
* NCI Building Systems Inc.	2,381	22

Insteel Industries Inc.	2,123	22
Aceto Corp.	3,220	22
* American Superconductor Corp.	5,432	22
Ampco-Pittsburgh Corp.	1,026	21
* American Reprographics Co.	4,410	21
SeaCube Container Leasing Ltd.	1,344	21
* Cenveo Inc.	6,614	20
CDI Corp.	1,544	20
* Michael Baker Corp.	1,008	20
* Kratos Defense & Security Solutions Inc.	3,960	20
* Park-Ohio Holdings Corp.	1,016	20
* Zipcar Inc.	1,232	20
* Orion Marine Group Inc.	3,254	20
* Casella Waste Systems Inc. Class A	3,069	19
Vicor Corp.	2,355	19
* Hudson Highland Group Inc.	3,979	19
* Thermon Group Holdings Inc.	1,209	19
* Lydall Inc.	2,073	19
* Hurco Cos. Inc.	779	18
* LMI Aerospace Inc.	1,106	18
* Quality Distribution Inc.	1,812	18
* Pacer International Inc.	4,237	18
Schawk Inc. Class A	1,428	18
* KEYW Holding Corp.	2,217	18
Barrett Business Services Inc.	901	17
* Metalico Inc.	4,846	17
* Patriot Transportation Holding Inc.	750	17
* Hill International Inc.	3,044	17
* RPX Corp.	1,151	16
Met-Pro Corp.	1,782	16
* Energy Recovery Inc.	5,572	16
Preformed Line Products Co.	297	16
* Roadrunner Transportation Systems Inc.	1,101	16
LSI Industries Inc.	2,367	15
* TMS International Corp. Class A	1,535	15
* Franklin Covey Co.	1,631	15
Ducommun Inc.	1,270	15
* Flow International Corp.	5,786	15
American Woodmark Corp.	1,141	15
* PowerSecure International Inc.	2,251	14
* FuelCell Energy Inc.	15,018	14
* NN Inc.	2,045	13
* Pike Electric Corp.	1,976	13
Courier Corp.	1,213	13
Argan Inc.	949	13
VSE Corp.	492	13
* Fuel Tech Inc.	2,160	12
* AT Cross Co. Class A	1,136	12
International Shipholding Corp.	646	12
* Tecumseh Products Co. Class A	2,236	12
Intersections Inc.	1,117	12
* Broadwind Energy Inc.	16,634	11
NL Industries Inc.	791	11
* TRC Cos. Inc.	2,115	11
* Excel Maritime Carriers Ltd. Class A	5,442	10
* Xerium Technologies Inc.	1,337	10
Baltic Trading Ltd.	1,921	10

* WCA Waste Corp.	1,982	10
* Heritage-Crystal Clean Inc.	557	9
Universal Truckload Services Inc.	646	9
* Coleman Cable Inc.	994	9
* Builders FirstSource Inc.	5,460	8
* Eagle Bulk Shipping Inc.	7,586	8
* Satcon Technology Corp.	10,800	8
* Valence Technology Inc.	8,504	8
* Ultrapetrol Bahamas Ltd.	2,578	7
Lawson Products Inc.	442	7
* Active Power Inc.	9,787	7
* UniTek Global Services Inc.	1,313	7
* Essex Rental Corp.	2,016	6
* Omega Flex Inc.	341	5
* Covenant Transportation Group Inc. Class A	1,088	3
* Astronics Corp. Class B	85	3
Compx International Inc.	166	3
		20,664
Information Technology (16.9%)
* Netlogic Microsystems Inc.	8,231	407
Jack Henry & Associates Inc.	10,408	346
* Parametric Technology Corp.	14,362	299
* CommVault Systems Inc.	5,302	263
* SuccessFactors Inc.	10,062	258
ADTRAN Inc.	7,786	257
* Concur Technologies Inc.	5,376	254
* Wright Express Corp.	4,653	244
InterDigital Inc.	5,461	240
* QLIK Technologies Inc.	8,479	232
* SolarWinds Inc.	6,867	225
* Aruba Networks Inc.	10,294	217
* Anixter International Inc.	3,493	214
* RF Micro Devices Inc.	33,242	207
* Viasat Inc.	4,374	207
* Ultimate Software Group Inc.	3,116	207
* Hittite Microwave Corp.	3,775	205
Plantronics Inc.	5,797	200
* Finisar Corp.	10,796	199
* Cavium Inc.	5,837	191
* FEI Co.	4,667	188
* Microsemi Corp.	10,411	185
* Semtech Corp.	7,863	182
* Aspen Technology Inc.	10,199	182
* Universal Display Corp.	4,632	180
* CACI International Inc. Class A	3,183	179
Cognex Corp.	5,002	178
Fair Isaac Corp.	4,803	175
MAXIMUS Inc.	4,185	174
MKS Instruments Inc.	6,290	169
* Netgear Inc.	4,410	168
* Progress Software Corp.	8,081	165
* Cymer Inc.	3,680	165
* Convergys Corp.	12,674	164
Sapient Corp.	13,148	161
* JDA Software Group Inc.	5,095	161
* Arris Group Inc.	14,923	160
* Taleo Corp. Class A	4,944	160

Blackbaud Inc.	5,359	158
* Coherent Inc.	3,017	153
j2 Global Communications Inc.	5,546	150
* Mentor Graphics Corp.	11,606	148
* ValueClick Inc.	9,489	147
* TiVo Inc.	14,349	142
* Cardtronics Inc.	5,191	141
* Entegris Inc.	16,190	136
* Quest Software Inc.	7,368	133
* NetSuite Inc.	3,284	133
* Cirrus Logic Inc.	7,977	130
* DealerTrack Holdings Inc.	4,946	128
Littelfuse Inc.	2,739	128
* RightNow Technologies Inc.	2,972	128
* Synaptics Inc.	3,871	126
* Unisys Corp.	5,176	125
* Tyler Technologies Inc.	3,864	124
* Take-Two Interactive Software Inc.	8,855	124
Power Integrations Inc.	3,478	122
* Veeco Instruments Inc.	4,905	122
* Acxiom Corp.	9,781	122
* ACI Worldwide Inc.	4,030	121
* MicroStrategy Inc. Class A	963	119
* Cabot Microelectronics Corp.	2,838	118
* GT Advanced Technologies Inc.	15,179	117
* Plexus Corp.	4,289	116
* Manhattan Associates Inc.	2,547	115
* Scansource Inc.	3,258	114
* Sourcefire Inc.	3,433	114
* Euronet Worldwide Inc.	6,178	111
* OSI Systems Inc.	2,291	110
* Tessera Technologies Inc.	6,149	107
* Advent Software Inc.	3,945	107
* LogMeIn Inc.	2,449	105
Heartland Payment Systems Inc.	4,654	105
* Integrated Device Technology Inc.	17,884	104
* Benchmark Electronics Inc.	7,328	101
NIC Inc.	7,722	100
* OpenTable Inc.	2,832	100
* Lattice Semiconductor Corp.	14,170	98
* Bottomline Technologies Inc.	4,327	97
* VirnetX Holding Corp.	4,900	97
* FARO Technologies Inc.	1,968	95
* BroadSoft Inc.	2,711	95
* Synchronoss Technologies Inc.	3,180	95
Mantech International Corp. Class A	2,801	95
* Blue Coat Systems Inc.	5,248	94
* Rambus Inc.	11,830	94
* RealPage Inc.	3,646	91
* Ancestry.com Inc.	3,826	91
* SYNNEX Corp.	3,026	89
Syntel Inc.	1,853	89
* Infinera Corp.	12,622	87
* Diodes Inc.	4,248	87
* Websense Inc.	4,804	87
* TriQuint Semiconductor Inc.	19,789	86
Comtech Telecommunications Corp.	2,827	86

* Emulex Corp.	10,562	83
Earthlink Inc.	13,219	83
* Electronics for Imaging Inc.	5,614	83
* Rofin-Sinar Technologies Inc.	3,423	82
* Insight Enterprises Inc.	5,616	82
* Sanmina-SCI Corp.	9,697	82
* Brightpoint Inc.	8,199	82
* Loral Space & Communications Inc.	1,316	82
* Tekelec	7,418	82
* Ceva Inc.	2,774	80
* LivePerson Inc.	6,345	80
* Kenexa Corp.	3,189	80
* Netscout Systems Inc.	4,507	80
* ATMI Inc.	3,815	79
* Kulicke & Soffa Industries Inc.	8,668	79
* 3D Systems Corp.	5,042	79
* Stratasys Inc.	2,551	78
* Constant Contact Inc.	3,555	78
* Liquidity Services Inc.	2,262	77
* Digital River Inc.	4,790	77
* comScore Inc.	3,844	76
* Rogers Corp.	1,921	76
Brooks Automation Inc.	7,963	76
MTS Systems Corp.	1,883	76
* Omnivision Technologies Inc.	6,995	75
Ebix Inc.	3,481	75
* Harmonic Inc.	13,847	74
* Quantum Corp.	27,231	73
* Volterra Semiconductor Corp.	2,966	73
* Verint Systems Inc.	2,553	72
* Ultratech Inc.	3,038	70
* Standard Microsystems Corp.	2,779	70
* TTM Technologies Inc.	6,267	69
Park Electrochemical Corp.	2,501	69
* Sonus Networks Inc.	25,487	67
* Higher One Holdings Inc.	3,696	66
* Monotype Imaging Holdings Inc.	4,296	64
Micrel Inc.	6,085	63
* CSG Systems International Inc.	4,152	63
* S1 Corp.	6,457	63
OPNET	1,738	62
Black Box Corp.	2,162	62
* DTS Inc.	2,102	61
* TNS Inc.	3,080	60
* Newport Corp.	4,496	59
* Checkpoint Systems Inc.	4,826	58
Pegasystems Inc.	2,006	58
iGate Corp.	3,732	58
Forrester Research Inc.	1,778	58
* Maxwell Technologies Inc.	3,375	57
* Applied Micro Circuits Corp.	7,648	57
* Amkor Technology Inc.	12,776	57
Badger Meter Inc.	1,819	57
United Online Inc.	10,702	56
* Silicon Graphics International Corp.	3,719	55
* TeleTech Holdings Inc.	3,051	54
* Spansion Inc. Class A	6,052	53

* Intermec Inc.	7,149	52
* Advanced Energy Industries Inc.	5,242	52
* ExlService Holdings Inc.	1,946	52
* Entropic Communications Inc.	10,327	51
* Measurement Specialties Inc.	1,800	51
* Ixia	4,668	51
EPIQ Systems Inc.	3,780	51
* Bankrate Inc.	2,770	50
Xyratex Ltd.	3,702	50
* Mercury Computer Systems Inc.	3,635	50
* SS&C Technologies Holdings Inc.	3,039	49
Sycamore Networks Inc.	2,410	48
* Accelrys Inc.	6,683	48
* RealD Inc.	4,963	48
* Silicon Image Inc.	9,537	47
* Magma Design Automation Inc.	8,075	46
* Dice Holdings Inc.	5,856	45
* Vocus Inc.	2,130	45
* STEC Inc.	4,943	45
* Kemet Corp.	5,334	44
* Super Micro Computer Inc.	3,242	44
* Monolithic Power Systems Inc.	3,618	44
* OCZ Technology Group Inc.	6,210	43
* InfoSpace Inc.	4,475	43
* PROS Holdings Inc.	2,598	42
* KIT Digital Inc.	4,641	41
* Photronics Inc.	7,104	41
* Calix Inc.	4,513	41
* Nanometrics Inc.	2,434	40
Methode Electronics Inc.	4,474	40
Cass Information Systems Inc.	1,021	40
Daktronics Inc.	4,184	39
* Oplink Communications Inc.	2,358	39
* Interactive Intelligence Group Inc.	1,714	38
* Globecomm Systems Inc.	2,712	37
Electro Rent Corp.	2,248	37
* LTX-Credence Corp.	5,991	36
* LoopNet Inc.	2,010	36
* Formfactor Inc.	6,110	36
* Electro Scientific Industries Inc.	2,731	36
* Web.com Group Inc.	3,479	36
CTS Corp.	4,150	35
* Global Cash Access Holdings Inc.	7,770	35
* Fabrinet	2,461	35
* Power-One Inc.	8,163	35
Stamps.com Inc.	1,270	35
* ShoreTel Inc.	5,721	34
* GSI Group Inc.	3,099	34
* IXYS Corp.	2,926	34
* Digi International Inc.	3,063	34
* STR Holdings Inc.	3,665	34
* NVE Corp.	570	33
* Extreme Networks	11,018	33
* Internap Network Services Corp.	6,249	32
* CIBER Inc.	7,675	32
* Zygo Corp.	1,915	31
Keynote Systems Inc.	1,686	31

* Move Inc.	4,751	31
* QuinStreet Inc.	3,332	31
* Anaren Inc.	1,829	31
* MIPS Technologies Inc. Class A	6,360	31
* Integrated Silicon Solution Inc.	3,211	30
* Rudolph Technologies Inc.	3,800	30
* Advanced Analogic Technologies Inc.	5,172	30
* DemandTec Inc.	3,882	29
Cohu Inc.	2,876	29
* Virtusa Corp.	1,813	29
* Actuate Corp.	4,314	28
* Avid Technology Inc.	3,542	28
* Procera Networks Inc.	1,752	28
* XO Group Inc.	3,777	28
* Exar Corp.	4,389	28
* VASCO Data Security International Inc.	3,272	28
* Kopin Corp.	7,738	27
* Inphi Corp.	2,493	27
* Cray Inc.	4,352	27
* Symmetricom Inc.	5,192	27
* Sigma Designs Inc.	3,803	27
* Seachange International Inc.	3,173	25
* Perficient Inc.	2,909	25
* Limelight Networks Inc.	8,080	25
* Supertex Inc.	1,331	25
* Envestnet Inc.	2,298	24
* SPS Commerce Inc.	1,021	24
* Computer Task Group Inc.	1,826	24
* Pericom Semiconductor Corp.	3,012	23
Bel Fuse Inc. Class B	1,268	23
American Software Inc. Class A	2,740	23
* Saba Software Inc.	3,417	23
* Aeroflex Holding Corp.	2,387	23
ModusLink Global Solutions Inc.	5,285	23
* Multi-Fineline Electronix Inc.	1,089	23
* Wave Systems Corp. Class A	9,975	22
* Cornerstone OnDemand Inc.	1,385	22
* Zix Corp.	7,970	22
* Deltek Inc.	2,688	22
* SciQuest Inc.	1,488	22
* MoneyGram International Inc.	1,255	22
* Echo Global Logistics Inc.	1,365	21
* Imation Corp.	3,605	21
* Vishay Precision Group Inc.	1,483	21
Richardson Electronics Ltd.	1,696	21
* Immersion Corp.	3,432	21
* Mindspeed Technologies Inc.	4,030	21
* Echelon Corp.	4,199	21
* Intevac Inc.	2,757	21
* IntraLinks Holdings Inc.	3,868	20
* Rubicon Technology Inc.	2,104	20
* Digimarc Corp.	753	20
RealNetworks Inc.	2,550	19
* Oclaro Inc.	6,126	19
* Active Network Inc.	1,479	19
* Travelzoo Inc.	666	19
* Callidus Software Inc.	3,631	19

* Anadigics Inc.	8,029	18
* LeCroy Corp.	1,984	18
* PDF Solutions Inc.	2,857	18
Marchex Inc. Class B	2,568	18
* Agilysys Inc.	2,161	18
* Glu Mobile Inc.	5,649	17
* Openwave Systems Inc.	10,294	17
* PLX Technology Inc.	5,394	17
* DSP Group Inc.	2,830	17
* Lionbridge Technologies Inc.	7,436	17
* Tangoe Inc.	1,221	17
DDi Corp.	1,840	17
* TeleNav Inc.	1,993	16
* AXT Inc.	3,845	16
* ServiceSource International Inc.	1,209	16
* Axcelis Technologies Inc.	12,633	16
* Alpha & Omega Semiconductor Ltd.	1,792	16
Pulse Electronics Corp.	5,058	15
* Ultra Clean Holdings	2,709	15
* X-Rite Inc.	3,137	15
* TeleCommunication Systems Inc. Class A	5,594	15
* Convio Inc.	1,430	15
* Westell Technologies Inc. Class A	6,489	14
* KVH Industries Inc.	1,813	14
* Hackett Group Inc.	3,719	14
* PRGX Global Inc.	2,308	14
* THQ Inc.	8,101	14
* ORBCOMM Inc.	4,077	13
Rimage Corp.	1,156	13
* Aviat Networks Inc.	7,319	13
* ePlus Inc.	461	13
* Angie's List Inc.	1,100	13
* Novatel Wireless Inc.	3,916	13
* MoSys Inc.	3,976	12
* FSI International Inc.	4,644	12
* support.com Inc.	5,773	12
* GSI Technology Inc.	2,392	12
PC Connection Inc.	1,116	11
* Zillow Inc.	490	11
Communications Systems Inc.	790	11
* Dynamics Research Corp.	1,070	10
* Carbonite Inc.	855	10
* FalconStor Software Inc.	3,647	10
* Amtech Systems Inc.	1,136	10
* Radisys Corp.	2,365	10
* Emcore Corp.	10,713	10
* Guidance Software Inc.	1,637	10
* Responsys Inc.	1,160	10
* NCI Inc. Class A	788	10
* eMagin Corp.	2,245	9
* TechTarget Inc.	1,740	9
* Rosetta Stone Inc.	1,340	9
* SRS Labs Inc.	1,432	9
* MaxLinear Inc.	1,907	9
* Numerex Corp. Class A	1,138	9
* Dot Hill Systems Corp.	6,710	9
* Powerwave Technologies Inc.	3,835	9

* Identive Group Inc.	4,557	9
QAD Inc. Class A	775	9
* Demand Media Inc.	941	7
* Viasystems Group Inc.	346	6
* Meru Networks Inc.	1,279	6
* Motricity Inc.	4,408	6
* Microvision Inc.	12,508	6
* Ellie Mae Inc.	1,063	6
* Opnext Inc.	5,196	5
* NeoPhotonics Corp.	1,070	5
* Smith Micro Software Inc.	4,272	4
* Stream Global Services Inc.	1,135	4
* Quepasa Corp.	815	3
* Dialogic Inc.	1,923	2
* FriendFinder Networks Inc.	691	1
		22,992
Materials (4.5%)
* Coeur d'Alene Mines Corp.	10,796	316
Sensient Technologies Corp.	6,030	228
NewMarket Corp.	1,087	215
Hecla Mining Co.	33,634	208
Olin Corp.	9,600	182
Buckeye Technologies Inc.	4,804	149
Balchem Corp.	3,472	144
Schweitzer-Mauduit International Inc.	1,944	139
HB Fuller Co.	5,960	137
* Stillwater Mining Co.	12,419	136
* Chemtura Corp.	11,603	135
Innophos Holdings Inc.	2,619	129
* Thompson Creek Metals Co. Inc.	18,399	129
Minerals Technologies Inc.	2,203	128
* Louisiana-Pacific Corp.	15,890	127
Eagle Materials Inc.	5,369	124
Worthington Industries Inc.	6,930	122
PolyOne Corp.	11,250	121
Globe Specialty Metals Inc.	7,597	113
* Calgon Carbon Corp.	6,814	101
* RTI International Metals Inc.	3,630	99
* Clearwater Paper Corp.	2,783	98
AMCOL International Corp.	2,932	97
Kaiser Aluminum Corp.	1,959	91
Haynes International Inc.	1,471	88
* Graphic Packaging Holding Co.	19,240	85
* OM Group Inc.	3,741	85
Deltic Timber Corp.	1,297	83
* Innospec Inc.	2,854	83
Koppers Holdings Inc.	2,480	82
* Kraton Performance Polymers Inc.	3,843	81
PH Glatfelter Co.	5,537	80
Stepan Co.	977	79
* Georgia Gulf Corp.	4,097	79
* KapStone Paper and Packaging Corp.	4,705	78
A Schulman Inc.	3,720	77
Boise Inc.	12,560	75
* Jaguar Mining Inc.	10,186	73
Texas Industries Inc.	2,737	69
* LSB Industries Inc.	2,213	69

Gold Resource Corp.	3,423	69
* Golden Star Resources Ltd.	31,188	65
Tredegar Corp.	2,879	63
* Ferro Corp.	10,426	61
* Materion Corp.	2,463	61
Quaker Chemical Corp.	1,545	60
* Century Aluminum Co.	6,223	60
* Flotek Industries Inc.	6,045	55
* US Gold Corp.	12,716	53
* Horsehead Holding Corp.	5,268	49
Myers Industries Inc.	3,827	47
Wausau Paper Corp.	5,946	46
Hawkins Inc.	1,051	42
* TPC Group Inc.	1,607	39
* Paramount Gold and Silver Corp.	14,177	37
Zep Inc.	2,650	37
American Vanguard Corp.	2,674	34
Neenah Paper Inc.	1,789	34
* Universal Stainless & Alloy	854	32
* Vista Gold Corp.	8,609	31
FutureFuel Corp.	2,244	28
* Zoltek Cos. Inc.	3,334	27
* AM Castle & Co.	2,010	27
* General Moly Inc.	8,072	27
Olympic Steel Inc.	1,103	26
* Midway Gold Corp.	10,270	24
* Omnova Solutions Inc.	5,449	24
* Golden Minerals Co.	3,378	23
Noranda Aluminum Holding Corp.	2,722	22
* Landec Corp.	3,190	19
* Headwaters Inc.	7,241	19
* Senomyx Inc.	4,792	19
* SunCoke Energy Inc.	1,589	18
* United States Lime & Minerals Inc.	318	18
* Metals USA Holdings Corp.	1,420	16
* Spartech Corp.	3,751	16
* Revett Minerals Inc.	2,957	15
KMG Chemicals Inc.	850	13
* AEP Industries Inc.	511	13
Chase Corp.	754	9
* US Energy Corp.	2,905	8
* Handy & Harman Ltd.	688	8
* Verso Paper Corp.	1,807	2
		6,130
Telecommunication Services (0.8%)
AboveNet Inc.	2,800	167
* Cogent Communications Group Inc.	5,530	94
* PAETEC Holding Corp.	15,068	81
* Cincinnati Bell Inc.	23,912	70
* Leap Wireless International Inc.	7,390	67
Consolidated Communications Holdings Inc.	3,161	58
* Premiere Global Services Inc.	6,301	52
* General Communication Inc. Class A	5,005	51
Atlantic Tele-Network Inc.	1,136	47
* Vonage Holdings Corp.	16,643	43
* Neutral Tandem Inc.	3,797	41
* NTELOS Holdings Corp.	1,813	38

* Iridium Communications Inc.	5,281	38
USA Mobility Inc.	2,672	37
Shenandoah Telecommunications Co.	2,879	32
Alaska Communications Systems Group Inc.	5,466	29
* 8x8 Inc.	7,428	27
* Lumos Networks Corp.	1,813	27
* Cbeyond Inc.	3,347	25
IDT Corp. Class B	1,661	22
SureWest Communications	1,698	20
HickoryTech Corp.	1,622	18
* inContact Inc.	3,754	17
* Fairpoint Communications Inc.	2,622	12
* Towerstream Corp.	5,132	11
* Boingo Wireless Inc.	708	6
* Globalstar Inc.	12,040	5
		1,135
Utilities (3.7%)
Nicor Inc.	5,491	308
Piedmont Natural Gas Co. Inc.	8,657	285
Cleco Corp.	7,356	266
WGL Holdings Inc.	6,180	265
IDACORP Inc.	5,968	245
New Jersey Resources Corp.	4,982	236
Portland General Electric Co.	9,071	227
Southwest Gas Corp.	5,522	223
UIL Holdings Corp.	6,086	212
South Jersey Industries Inc.	3,609	203
PNM Resources Inc.	10,445	200
El Paso Electric Co.	5,078	175
Avista Corp.	6,947	174
Unisource Energy Corp.	4,426	163
Black Hills Corp.	4,754	156
Allete Inc.	3,848	153
NorthWestern Corp.	4,376	153
Northwest Natural Gas Co.	3,219	151
Atlantic Power Corp.	9,831	129
MGE Energy Inc.	2,786	125
Laclede Group Inc.	2,703	108
Empire District Electric Co.	5,041	106
CH Energy Group Inc.	1,877	106
Otter Tail Corp.	4,337	94
California Water Service Group	5,016	92
American States Water Co.	2,244	79
Central Vermont Public Service Corp.	1,607	57
Chesapeake Utilities Corp.	1,152	50
SJW Corp.	1,705	42
Ormat Technologies Inc.	2,173	41
* Dynegy Inc. Class A	12,446	37
Unitil Corp.	1,307	36
Middlesex Water Co.	1,865	35
Connecticut Water Service Inc.	1,033	30
York Water Co.	1,529	27
Pennichuck Corp.	569	16
Artesian Resources Corp. Class A	797	15
Consolidated Water Co. Ltd.	1,777	15
* Cadiz Inc.	1,478	13

* Genie Energy Ltd. Class B			1,661	12
				5,060
Total Common Stocks (Cost $139,126)				132,873
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.5%)
2 Vanguard Market Liquidity Fund	0.135%		2,002,000	2,002

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[3,4] Federal Home Loan Bank Discount Notes	0.025%	12/2/11	100	100
[4,5] Freddie Mac Discount Notes	0.040%	2/15/12	100	100
[4,5] Freddie Mac Discount Notes	0.040%	2/17/12	100	100
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	100	100
				400
Total Temporary Cash Investments (Cost $2,402)				2,402
Total Investments (99.7%) (Cost $141,528)				135,275
Other Assets and Liabilities-Net (0.3%)				372
Net Assets (100%)				135,647

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Russell 2000 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	132,872	—	1
Temporary Cash Investments	2,002	400	—
Futures Contracts—Assets[1]	141	—	—
Total	135,015	400	1
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended November 30, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2011	1
Change in Unrealized Appreciation (Depreciation)	—
Balance as of November 30, 2011	1

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Russell 2000 Index Fund

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2011	35	2,578	228

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2011, the cost of investment securities for tax purposes was $141,528,000. Net unrealized depreciation of investment securities for tax purposes was $6,253,000, consisting of unrealized gains of $8,489,000 on securities that had risen in value since their purchase and $14,742,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of November 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)[1]
Consumer Discretionary (11.5%)
Rent-A-Center Inc.	1,290	46
* Childrens Place Retail Stores Inc.	529	29
* Iconix Brand Group Inc.	1,479	26
* Genesco Inc.	431	25
* Live Nation Entertainment Inc.	2,861	25
Men's Wearhouse Inc.	865	24
* Domino's Pizza Inc.	730	24
Group 1 Automotive Inc.	485	24
* Saks Inc.	2,338	22
Meredith Corp.	732	21
* Cabela's Inc.	872	21
Bob Evans Farms Inc.	611	20
* New York Times Co. Class A	2,763	20
Jones Group Inc.	1,761	19
Regis Corp.	1,164	19
* Helen of Troy Ltd.	622	19
* Pier 1 Imports Inc.	1,350	18
Penske Automotive Group Inc.	900	18
* 99 Cents Only Stores	835	18
* Jack in the Box Inc.	887	18
* Collective Brands Inc.	1,240	17
Finish Line Inc. Class A	726	15
* Gaylord Entertainment Co.	718	15
* Liz Claiborne Inc.	1,808	15
International Speedway Corp. Class A	594	15
Scholastic Corp.	536	15
* Orient-Express Hotels Ltd. Class A	1,920	14
MDC Holdings Inc.	756	14
* Ascent Capital Group Inc. Class A	290	14
Ryland Group Inc.	895	13
American Greetings Corp. Class A	765	13
* Office Depot Inc.	5,590	13
* Pinnacle Entertainment Inc.	1,173	12
* Meritage Homes Corp.	563	12
Matthews International Corp. Class A	366	12
PEP Boys-Manny Moe & Jack	1,061	12
Sonic Automotive Inc. Class A	810	12
* Asbury Automotive Group Inc.	588	12
KB Home	1,551	11
Fred's Inc. Class A	792	11
Jakks Pacific Inc.	548	10
* La-Z-Boy Inc.	1,045	10
Barnes & Noble Inc.	585	10
* Skechers U.S.A. Inc. Class A	755	10
Lithia Motors Inc. Class A	445	10
Stewart Enterprises Inc. Class A	1,587	10
Sinclair Broadcast Group Inc. Class A	943	10
* Ruby Tuesday Inc.	1,312	10
* American Axle & Manufacturing Holdings Inc.	1,057	9

* Charming Shoppes Inc.	2,342	9
* Modine Manufacturing Co.	938	9
Churchill Downs Inc.	186	9
Harte-Hanks Inc.	892	8
* Quiksilver Inc.	2,614	8
* OfficeMax Inc.	1,731	8
* Biglari Holdings Inc.	23	8
Stage Stores Inc.	625	8
Standard Motor Products Inc.	397	8
Belo Corp. Class A	1,315	8
Superior Industries International Inc.	472	8
Core-Mark Holding Co. Inc.	198	8
* Boyd Gaming Corp.	1,104	7
Callaway Golf Co.	1,298	7
* Warnaco Group Inc.	141	7
Brown Shoe Co. Inc.	851	7
Blyth Inc.	105	7
* Standard Pacific Corp.	2,139	7
Vail Resorts Inc.	152	7
Ethan Allen Interiors Inc.	316	6
HOT Topic Inc.	902	6
* Wet Seal Inc. Class A	1,818	6
* Central European Media Enterprises Ltd. Class A	738	6
* Fuel Systems Solutions Inc.	335	6
* Eastman Kodak Co.	5,418	6
* EW Scripps Co. Class A	686	6
Bebe Stores Inc.	774	6
* Cavco Industries Inc.	138	6
Movado Group Inc.	349	6
* hhgregg Inc.	343	5
* Fisher Communications Inc.	179	5
* Carter's Inc.	134	5
Drew Industries Inc.	238	5
Marcus Corp.	411	5
* Arctic Cat Inc.	245	5
* Scientific Games Corp. Class A	558	5
Haverty Furniture Cos. Inc.	379	5
* Leapfrog Enterprises Inc.	835	5
* Shoe Carnival Inc.	185	4
* Kirkland's Inc.	337	4
* Corinthian Colleges Inc.	1,570	4
Big 5 Sporting Goods Corp.	443	4
* Multimedia Games Holding Co. Inc.	543	4
Columbia Sportswear Co.	78	4
* Journal Communications Inc. Class A	870	4
Stein Mart Inc.	554	4
* Steinway Musical Instruments Inc.	133	4
Weyco Group Inc.	144	4
* Perry Ellis International Inc.	244	4
CSS Industries Inc.	164	3
* M/I Homes Inc.	378	3
Cinemark Holdings Inc.	174	3
Spartan Motors Inc.	672	3
Lincoln Educational Services Corp.	455	3
Speedway Motorsports Inc.	238	3
* Life Time Fitness Inc.	81	3
* Beazer Homes USA Inc.	1,534	3

* Exide Technologies	1,171	3
* America's Car-Mart Inc.	88	3
* Conn's Inc.	275	3
* Universal Electronics Inc.	187	3
* Systemax Inc.	206	3
* MarineMax Inc.	469	3
Mac-Gray Corp.	240	3
* Ruth's Hospitality Group Inc.	589	3
* West Marine Inc.	298	3
* Tuesday Morning Corp.	868	3
* Talbots Inc.	1,408	3
* Benihana Inc. Class A	269	3
* Casual Male Retail Group Inc.	849	3
* Entercom Communications Corp. Class A	488	3
* Citi Trends Inc.	302	3
* Build-A-Bear Workshop Inc.	334	3
* Select Comfort Corp.	144	3
* Audiovox Corp. Class A	364	3
* Saga Communications Inc. Class A	73	3
* Smith & Wesson Holding Corp.	803	2
* O'Charleys Inc.	371	2
Lifetime Brands Inc.	200	2
* McCormick & Schmick's Seafood Restaurants Inc.	268	2
* Delta Apparel Inc.	129	2
* Shuffle Master Inc.	207	2
* Zale Corp.	648	2
* Francesca's Holdings Corp.	134	2
* Unifi Inc.	281	2
* Dana Holding Corp.	175	2
* Red Lion Hotels Corp.	296	2
Christopher & Banks Corp.	721	2
Outdoor Channel Holdings Inc.	291	2
* Black Diamond Inc.	267	2
RG Barry Corp.	156	2
* Isle of Capri Casinos Inc.	411	2
* Sealy Corp.	996	2
* Caribou Coffee Co. Inc.	143	2
* Teavana Holdings Inc.	96	2
* Summer Infant Inc.	275	2
* Denny's Corp.	551	2
* LIN TV Corp. Class A	549	2
* Skullcandy Inc.	126	2
* Cumulus Media Inc. Class A	608	2
* Luby's Inc.	378	2
* Monarch Casino & Resort Inc.	190	2
* Motorcar Parts of America Inc.	244	2
* Morgans Hotel Group Co.	283	2
* Hovnanian Enterprises Inc. Class A	1,234	2
* Town Sports International Holdings Inc.	238	2
* Gray Television Inc.	998	2
* Martha Stewart Living Omnimedia Class A	547	2
AH Belo Corp. Class A	376	2
* Johnson Outdoors Inc. Class A	94	2
* Orbitz Worldwide Inc.	431	2
* K-Swiss Inc. Class A	528	2
* Digital Generation Inc.	129	2
* Nexstar Broadcasting Group Inc. Class A	176	1

* New York & Co. Inc.	513	1
* McClatchy Co. Class A	1,163	1
* School Specialty Inc.	325	1
* Pacific Sunwear of California Inc.	956	1
Ambassadors Group Inc.	275	1
* 1-800-Flowers.com Inc. Class A	494	1
Cracker Barrel Old Country Store Inc.	25	1
* Archipelago Learning Inc.	112	1
* Coldwater Creek Inc.	1,335	1
Texas Roadhouse Inc. Class A	82	1
* Kenneth Cole Productions Inc. Class A	103	1
* Cost Plus Inc.	133	1
* Cambium Learning Group Inc.	334	1
PF Chang's China Bistro Inc.	34	1
* Crown Media Holdings Inc. Class A	671	1
Shiloh Industries Inc.	109	1
* Furniture Brands International Inc.	845	1
* Red Robin Gourmet Burgers Inc.	32	1
Skyline Corp.	139	1
Bon-Ton Stores Inc.	248	1
* Knology Inc.	45	1
* Entravision Communications Corp. Class A	383	1
World Wrestling Entertainment Inc. Class A	57	1
Cherokee Inc.	36	—
* Marine Products Corp.	85	—
* Westwood One Inc. Class A	83	—
* Valuevision Media Inc. Class A	166	—
Einstein Noah Restaurant Group Inc.	16	—
* Gordmans Stores Inc.	5	—
* Global Sources Ltd.	10	—
Value Line Inc.	3	—
		1,288
Consumer Staples (3.0%)
Sanderson Farms Inc.	447	23
Universal Corp.	469	22
* Hain Celestial Group Inc.	545	20
Snyders-Lance Inc.	952	20
* TreeHouse Foods Inc.	294	19
Fresh Del Monte Produce Inc.	735	18
Ruddick Corp.	456	18
Andersons Inc.	375	17
* Rite Aid Corp.	10,967	13
* Prestige Brands Holdings Inc.	1,013	10
B&G Foods Inc. Class A	413	9
Cal-Maine Foods Inc.	269	9
Weis Markets Inc.	222	9
* Central Garden and Pet Co. Class A	954	9
Spartan Stores Inc.	455	8
* Chiquita Brands International Inc.	915	8
Nash Finch Co.	244	7
* AMAG Pharmaceuticals Inc.	380	7
* Central European Distribution Corp.	1,465	7
* Winn-Dixie Stores Inc.	1,125	6
* Pilgrim's Pride Corp.	1,019	6
Vector Group Ltd.	307	6
* Heckmann Corp.	946	6
* Pantry Inc.	429	5

* Dole Food Co. Inc.	588	5
* Alliance One International Inc.	1,754	5
* Seneca Foods Corp. Class A	186	4
Ingles Markets Inc. Class A	254	4
Village Super Market Inc. Class A	127	4
* Susser Holdings Corp.	163	4
* Elizabeth Arden Inc.	93	4
* Revlon Inc. Class A	219	3
* Smart Balance Inc.	631	3
* Omega Protein Corp.	352	3
* Nutraceutical International Corp.	186	2
* Schiff Nutrition International Inc.	176	2
* Spectrum Brands Holdings Inc.	70	2
Oil-Dri Corp. of America	86	2
Griffin Land & Nurseries Inc.	50	1
* Chefs' Warehouse Inc.	91	1
MGP Ingredients Inc.	225	1
Imperial Sugar Co.	247	1
* Craft Brewers Alliance Inc.	167	1
Farmer Bros Co.	129	1
Alico Inc.	50	1
Tootsie Roll Industries Inc.	37	1
Arden Group Inc.	9	1
* Harbinger Group Inc.	182	1
* Star Scientific Inc.	246	1
* Primo Water Corp.	96	—
		340
Energy (4.9%)
* Helix Energy Solutions Group Inc.	2,149	38
* Bill Barrett Corp.	884	35
Bristow Group Inc.	736	34
World Fuel Services Corp.	620	27
* Swift Energy Co.	860	25
* SemGroup Corp. Class A	837	24
* Cloud Peak Energy Inc.	975	21
* Gulfmark Offshore Inc.	394	18
* Parker Drilling Co.	2,350	16
* Global Industries Ltd.	2,039	16
* Comstock Resources Inc.	960	16
* Petroleum Development Corp.	474	16
* Hornbeck Offshore Services Inc.	461	16
* Newpark Resources Inc.	1,696	15
* Exterran Holdings Inc.	1,288	15
* Tetra Technologies Inc.	1,378	13
Nordic American Tankers Ltd.	952	12
Ship Finance International Ltd.	907	9
* Hercules Offshore Inc.	2,320	9
* Energy Partners Ltd.	583	8
* GeoResources Inc.	247	7
Gulf Island Fabrication Inc.	247	7
Knightsbridge Tankers Ltd.	443	7
* PHI Inc.	263	6
* Harvest Natural Resources Inc.	685	6
* Petroquest Energy Inc.	864	6
* James River Coal Co.	716	6
* Vaalco Energy Inc.	908	6
Overseas Shipholding Group Inc.	536	6

* Endeavour International Corp.	748	5
* BPZ Resources Inc.	1,559	5
Penn Virginia Corp.	920	5
* Green Plains Renewable Energy Inc.	418	4
* Venoco Inc.	456	4
* Vantage Drilling Co.	3,518	4
* Matrix Service Co.	449	4
* Dawson Geophysical Co.	116	4
* Approach Resources Inc.	129	4
* Key Energy Services Inc.	262	4
* Gastar Exploration Ltd.	1,169	4
* Warren Resources Inc.	1,207	3
* Natural Gas Services Group Inc.	246	3
* Scorpio Tankers Inc.	501	3
* USEC Inc.	2,338	3
Teekay Tankers Ltd. Class A	854	3
Frontline Ltd.	1,038	3
Delek US Holdings Inc.	287	3
* Pioneer Drilling Co.	265	3
* Triangle Petroleum Corp.	449	3
* Willbros Group Inc.	638	2
* REX American Resources Corp.	124	2
* C&J Energy Services Inc.	115	2
* Union Drilling Inc.	306	2
* Miller Energy Resources Inc.	626	2
* Cal Dive International Inc.	738	2
* Mitcham Industries Inc.	116	2
* KiOR Inc.	96	2
* Rex Energy Corp.	101	2
* Tesco Corp.	114	2
* Westmoreland Coal Co.	146	2
* L&L Energy Inc.	449	1
* Patriot Coal Corp.	123	1
* Crimson Exploration Inc.	440	1
* CAMAC Energy Inc.	1,158	1
* GMX Resources Inc.	821	1
DHT Holdings Inc.	1,298	1
Crosstex Energy Inc.	87	1
* Solazyme Inc.	70	1
* Western Refining Inc.	59	1
* Voyager Oil & Gas Inc.	257	1
Alon USA Energy Inc.	57	1
* Ur-Energy Inc.	419	—
Hallador Energy Co.	7	—
* General Maritime Corp.	2,387	—
		547
Financials (35.4%)
National Retail Properties Inc.	1,938	51
MFA Financial Inc.	7,240	50
ProAssurance Corp.	620	49
BioMed Realty Trust Inc.	2,661	47
Hancock Holding Co.	1,547	47
Entertainment Properties Trust	945	42
Alterra Capital Holdings Ltd.	1,840	42
Hatteras Financial Corp.	1,515	41
Post Properties Inc.	1,010	40
LaSalle Hotel Properties	1,725	40

Prosperity Bancshares Inc.	950	38
Invesco Mortgage Capital Inc.	2,333	37
Starwood Property Trust Inc.	1,890	34
Colonial Properties Trust	1,692	34
FirstMerit Corp.	2,215	32
* SVB Financial Group	676	32
American Campus Communities Inc.	767	30
DiamondRock Hospitality Co.	3,394	30
Iberiabank Corp.	598	30
CBL & Associates Properties Inc.	2,069	30
Umpqua Holdings Corp.	2,324	29
Trustmark Corp.	1,297	29
Webster Financial Corp.	1,460	29
Apollo Investment Corp.	3,972	29
* CNO Financial Group Inc.	4,497	28
Extra Space Storage Inc.	1,163	28
Healthcare Realty Trust Inc.	1,574	28
FNB Corp.	2,573	27
United Bankshares Inc.	1,015	27
Washington Real Estate Investment Trust	996	27
Delphi Financial Group Inc.	978	27
Northwest Bancshares Inc.	2,151	27
Two Harbors Investment Corp.	2,850	27
RLI Corp.	369	26
Platinum Underwriters Holdings Ltd.	752	26
* Knight Capital Group Inc. Class A	2,035	26
Susquehanna Bancshares Inc.	3,156	25
First American Financial Corp.	2,132	25
DCT Industrial Trust Inc.	4,981	24
Sovran Self Storage Inc.	558	23
UMB Financial Corp.	649	23
CYS Investments Inc.	1,674	22
Cathay General Bancorp	1,584	22
* Texas Capital Bancshares Inc.	750	22
Kilroy Realty Corp.	598	22
Medical Properties Trust Inc.	2,251	22
Montpelier Re Holdings Ltd.	1,264	22
Old National Bancorp	1,909	21
Capstead Mortgage Corp.	1,711	21
* Stifel Financial Corp.	655	21
National Penn Bancshares Inc.	2,492	21
Prospect Capital Corp.	2,196	20
CubeSmart	2,003	20
* Ocwen Financial Corp.	1,501	20
Wintrust Financial Corp.	705	20
Cash America International Inc.	394	20
Community Bank System Inc.	741	20
International Bancshares Corp.	1,068	19
Pebblebrook Hotel Trust	1,026	19
First Financial Bancorp	1,174	19
MB Financial Inc.	1,097	19
Lexington Realty Trust	2,411	18
* Sunstone Hotel Investors Inc.	2,380	18
Equity One Inc.	1,081	18
Selective Insurance Group Inc.	1,088	18
CVB Financial Corp.	1,799	18
* PHH Corp.	1,140	18

Glacier Bancorp Inc.	1,449	17
Solar Capital Ltd.	736	17
* First Industrial Realty Trust Inc.	1,745	17
DuPont Fabros Technology Inc.	733	17
BancorpSouth Inc.	1,681	16
Redwood Trust Inc.	1,582	16
Argo Group International Holdings Ltd.	553	16
Anworth Mortgage Asset Corp.	2,548	16
Provident Financial Services Inc.	1,218	16
PS Business Parks Inc.	301	16
Park National Corp.	260	16
Primerica Inc.	686	16
Tower Group Inc.	743	16
Franklin Street Properties Corp.	1,422	16
Government Properties Income Trust	713	16
Sun Communities Inc.	428	15
NBT Bancorp Inc.	694	15
Westamerica Bancorporation	318	15
Harleysville Group Inc.	246	15
LTC Properties Inc.	501	14
Infinity Property & Casualty Corp.	250	14
Columbia Banking System Inc.	795	14
First Midwest Bancorp Inc.	1,501	14
Fifth Street Finance Corp.	1,457	14
* Enstar Group Ltd.	139	14
Bank of the Ozarks Inc.	489	14
Education Realty Trust Inc.	1,454	14
Employers Holdings Inc.	777	14
Oritani Financial Corp.	1,027	13
American Equity Investment Life Holding Co.	1,198	13
Astoria Financial Corp.	1,752	13
* Strategic Hotels & Resorts Inc.	2,630	13
Symetra Financial Corp.	1,361	13
First Potomac Realty Trust	1,008	13
BlackRock Kelso Capital Corp.	1,471	13
Associated Estates Realty Corp.	792	13
Acadia Realty Trust	646	13
EastGroup Properties Inc.	295	13
* National Financial Partners Corp.	889	12
Hersha Hospitality Trust Class A	2,835	12
Equity Lifestyle Properties Inc.	196	12
Potlatch Corp.	375	12
Boston Private Financial Holdings Inc.	1,551	12
Nelnet Inc. Class A	520	12
Walter Investment Management Corp.	523	12
National Health Investors Inc.	275	12
PrivateBancorp Inc. Class A	1,209	12
Inland Real Estate Corp.	1,553	12
First Financial Bankshares Inc.	348	11
PacWest Bancorp	610	11
Chemical Financial Corp.	553	11
Independent Bank Corp.	432	11
Amtrust Financial Services Inc.	424	11
Home Bancshares Inc.	452	11
CreXus Investment Corp.	1,151	11
* Navigators Group Inc.	236	11
* Investors Bancorp Inc.	803	11

ARMOUR Residential REIT Inc.	1,539	11
Meadowbrook Insurance Group Inc.	1,073	11
Cousins Properties Inc.	1,837	11
* MGIC Investment Corp.	3,779	11
* Forestar Group Inc.	714	11
Safety Insurance Group Inc.	254	11
Pennsylvania Real Estate Investment Trust	1,121	10
S&T Bancorp Inc.	566	10
Compass Diversified Holdings	813	10
* Greenlight Capital Re Ltd. Class A	437	10
* iStar Financial Inc.	1,862	10
* Pinnacle Financial Partners Inc.	688	10
Chesapeake Lodging Trust	648	10
Highwoods Properties Inc.	354	10
* PICO Holdings Inc.	458	10
City Holding Co.	308	10
Oriental Financial Group Inc.	912	10
Retail Opportunity Investments Corp.	848	10
KBW Inc.	728	10
Colony Financial Inc.	664	10
First Commonwealth Financial Corp.	2,113	10
Horace Mann Educators Corp.	804	10
PennantPark Investment Corp.	918	10
Brookline Bancorp Inc.	1,190	10
* State Bank Financial Corp.	637	10
Trustco Bank Corp. NY	1,776	9
Simmons First National Corp. Class A	349	9
Investors Real Estate Trust	1,308	9
Banco Latinoamericano de Comercio Exterior SA	561	9
WesBanco Inc.	466	9
Main Street Capital Corp.	466	9
PennyMac Mortgage Investment Trust	560	9
ViewPoint Financial Group	702	9
RLJ Lodging Trust	555	9
Maiden Holdings Ltd.	1,018	9
* Investment Technology Group Inc.	831	9
FBL Financial Group Inc. Class A	259	9
* Western Alliance Bancorp	1,397	9
* AMERISAFE Inc.	371	9
* Sterling Financial Corp.	540	9
United Fire & Casualty Co.	434	9
NorthStar Realty Finance Corp.	1,931	8
Sandy Spring Bancorp Inc.	486	8
Ashford Hospitality Trust Inc.	1,051	8
Berkshire Hills Bancorp Inc.	418	8
Hercules Technology Growth Capital Inc.	882	8
Advance America Cash Advance Centers Inc.	976	8
Flushing Financial Corp.	632	8
First Busey Corp.	1,552	8
Flagstone Reinsurance Holdings SA	994	8
Triangle Capital Corp.	445	8
Lakeland Financial Corp.	327	8
SCBT Financial Corp.	281	8
Community Trust Bancorp Inc.	280	8
1st Source Corp.	307	8
Resource Capital Corp.	1,435	8
First Financial Corp.	225	7

Renasant Corp.	505	7
Dime Community Bancshares Inc.	628	7
Dynex Capital Inc.	813	7
Southside Bancshares Inc.	331	7
* Nara Bancorp Inc.	766	7
* Safeguard Scientifics Inc.	417	7
OneBeacon Insurance Group Ltd. Class A	447	7
MCG Capital Corp.	1,553	7
Excel Trust Inc.	624	7
Washington Trust Bancorp Inc.	288	7
* Hilltop Holdings Inc.	803	7
Urstadt Biddle Properties Inc. Class A	403	7
Coresite Realty Corp.	401	7
* INTL. FCStone Inc.	268	7
Tompkins Financial Corp.	165	7
* Piper Jaffray Cos.	319	7
Ramco-Gershenson Properties Trust	776	7
* Citizens Inc.	764	7
* eHealth Inc.	431	7
National Western Life Insurance Co. Class A	45	7
Hudson Valley Holding Corp.	314	6
* West Coast Bancorp	389	6
Cardinal Financial Corp.	583	6
MVC Capital Inc.	484	6
Campus Crest Communities Inc.	616	6
TowneBank	490	6
Monmouth Real Estate Investment Corp. Class A	713	6
GFI Group Inc.	1,423	6
Rockville Financial Inc.	595	6
* ICG Group Inc.	694	6
* Beneficial Mutual Bancorp Inc.	670	6
* United Community Banks Inc.	836	6
Radian Group Inc.	2,681	6
Tower Bancorp Inc.	212	6
TICC Capital Corp.	650	6
Hudson Pacific Properties Inc.	445	6
Sabra Health Care REIT Inc.	538	6
CapLease Inc.	1,371	6
StellarOne Corp.	463	6
Apollo Commercial Real Estate Finance Inc.	414	6
United Financial Bancorp Inc.	325	5
Sterling Bancorp	624	5
* NewStar Financial Inc.	550	5
Banner Corp.	334	5
Winthrop Realty Trust	578	5
Union First Market Bankshares Corp.	409	5
Provident New York Bancorp	767	5
Kennedy-Wilson Holdings Inc.	479	5
* Center Financial Corp.	718	5
* Global Indemnity plc	273	5
Univest Corp. of Pennsylvania	338	5
Capital Southwest Corp.	59	5
Bancfirst Corp.	136	5
* Eagle Bancorp Inc.	338	5
Northfield Bancorp Inc.	343	5
Agree Realty Corp.	199	5
* Ameris Bancorp	479	5

Territorial Bancorp Inc.	242	5
WSFS Financial Corp.	130	5
Kite Realty Group Trust	1,122	5
* Bancorp Inc.	590	5
* American Safety Insurance Holdings Ltd.	211	5
Summit Hotel Properties Inc.	550	5
Financial Institutions Inc.	278	5
Camden National Corp.	155	5
German American Bancorp Inc.	254	5
Arrow Financial Corp.	193	5
* First Connecticut Bancorp Inc.	360	5
Calamos Asset Management Inc. Class A	383	5
Getty Realty Corp.	280	4
Parkway Properties Inc.	443	4
Presidential Life Corp.	437	4
Great Southern Bancorp Inc.	205	4
SY Bancorp Inc.	206	4
Republic Bancorp Inc. Class A	200	4
* Phoenix Cos. Inc.	2,342	4
Trico Bancshares	284	4
First Merchants Corp.	517	4
Citizens & Northern Corp.	246	4
Universal Health Realty Income Trust	113	4
Heartland Financial USA Inc.	268	4
* Central Pacific Financial Corp.	309	4
First of Long Island Corp.	155	4
Enterprise Financial Services Corp.	277	4
Bank of Marin Bancorp	108	4
First Community Bancshares Inc.	320	4
* Wilshire Bancorp Inc.	1,238	4
CNB Financial Corp.	248	4
Heritage Financial Corp.	316	4
Stewart Information Services Corp.	367	4
OceanFirst Financial Corp.	296	4
National Bankshares Inc.	140	4
SWS Group Inc.	588	4
Lakeland Bancorp Inc.	436	4
Cedar Realty Trust Inc.	1,129	4
First Interstate Bancsystem Inc.	318	4
Fox Chase Bancorp Inc.	294	4
Baldwin & Lyons Inc.	169	4
One Liberty Properties Inc.	224	4
First Bancorp	305	4
Home Federal Bancorp Inc.	334	4
State Bancorp Inc.	305	4
* OmniAmerican Bancorp Inc.	239	4
FXCM Inc. Class A	350	4
Pacific Continental Corp.	371	4
CoBiz Financial Inc.	656	4
Washington Banking Co.	310	3
Medallion Financial Corp.	297	3
Centerstate Banks Inc.	606	3
RAIT Financial Trust	766	3
ESB Financial Corp.	252	3
Federal Agricultural Mortgage Corp.	198	3
MainSource Financial Group Inc.	406	3
STAG Industrial Inc.	320	3

Gladstone Investment Corp.	445	3
* Cowen Group Inc. Class A	1,347	3
Golub Capital BDC Inc.	207	3
* FelCor Lodging Trust Inc.	1,254	3
Bancorp Rhode Island Inc.	75	3
National Interstate Corp.	139	3
NGP Capital Resources Co.	436	3
Oppenheimer Holdings Inc. Class A	209	3
Gladstone Capital Corp.	424	3
* Virginia Commerce Bancorp Inc.	472	3
Bank Mutual Corp.	926	3
State Auto Financial Corp.	259	3
* Franklin Financial Corp.	280	3
Westfield Financial Inc.	418	3
* 1st United Bancorp Inc.	549	3
West Bancorporation Inc.	313	3
Bryn Mawr Bank Corp.	163	3
Penns Woods Bancorp Inc.	78	3
Chatham Lodging Trust	279	3
* Primus Guaranty Ltd.	508	3
First Defiance Financial Corp.	197	3
Alliance Financial Corp.	96	3
Kansas City Life Insurance Co.	87	3
Merchants Bancshares Inc.	97	3
Edelman Financial Group Inc.	409	3
SeaBright Holdings Inc.	403	3
Mission West Properties Inc.	358	3
Peoples Bancorp Inc.	213	3
First Financial Holdings Inc.	334	3
Ames National Corp.	167	3
* BofI Holding Inc.	168	3
* Hanmi Financial Corp.	3,046	3
Kearny Financial Corp.	269	3
Arlington Asset Investment Corp. Class A	130	3
First Bancorp Inc.	177	3
ESSA Bancorp Inc.	229	3
First Pactrust Bancorp Inc.	220	3
Cogdell Spencer Inc.	661	2
Bank of Kentucky Financial Corp.	117	2
Solar Senior Capital Ltd.	156	2
Center Bancorp Inc.	244	2
Kohlberg Capital Corp.	385	2
Sierra Bancorp	240	2
Capital City Bank Group Inc.	230	2
Glimcher Realty Trust	277	2
GAMCO Investors Inc.	51	2
Terreno Realty Corp.	188	2
BankFinancial Corp.	425	2
American Capital Mortgage Investment Corp.	134	2
* Metro Bancorp Inc.	280	2
Marlin Business Services Corp.	178	2
* Park Sterling Corp.	577	2
THL Credit Inc.	187	2
Consolidated-Tomoka Land Co.	85	2
* Harris & Harris Group Inc.	625	2
Gladstone Commercial Corp.	130	2
Donegal Group Inc. Class A	162	2

Nicholas Financial Inc.	197	2
* Meridian Interstate Bancorp Inc.	177	2
* Doral Financial Corp.	2,564	2
* Seacoast Banking Corp. of Florida	1,460	2
JMP Group Inc.	306	2
Medley Capital Corp.	224	2
* Pacific Capital Bancorp NA	83	2
UMH Properties Inc.	232	2
* Heritage Commerce Corp.	419	2
* Bridge Capital Holdings	199	2
Omega Healthcare Investors Inc.	115	2
* Flagstar Bancorp Inc.	3,938	2
* Gleacher & Co. Inc.	1,587	2
* MPG Office Trust Inc.	988	2
* Encore Bancshares Inc.	169	2
* Sun Bancorp Inc.	758	2
* Southwest Bancorp Inc.	392	2
Century Bancorp Inc. Class A	69	2
New Mountain Finance Corp.	146	2
* FBR & Co.	1,018	2
AG Mortgage Investment Trust Inc.	106	2
EMC Insurance Group Inc.	92	2
MidSouth Bancorp Inc.	146	2
Whitestone REIT Class B	151	2
* Cape Bancorp Inc.	240	2
Bridge Bancorp Inc.	89	2
Suffolk Bancorp	196	2
Enterprise Bancorp Inc.	118	2
Cohen & Steers Inc.	62	2
Clifton Savings Bancorp Inc.	152	2
Roma Financial Corp.	151	2
Charter Financial Corp.	136	1
* CIFC Corp.	238	1
* Apollo Residential Mortgage Inc.	88	1
* Taylor Capital Group Inc.	149	1
Universal Insurance Holdings Inc.	366	1
Independence Holding Co.	148	1
* First Marblehead Corp.	1,111	1
Orrstown Financial Services Inc.	141	1
* Hallmark Financial Services	142	1
* Avatar Holdings Inc.	181	1
* Gain Capital Holdings Inc.	161	1
* Fidus Investment Corp.	84	1
American Assets Trust Inc.	35	1
* Capital Bank Corp.	358	1
* Fortegra Financial Corp.	118	1
* Virtus Investment Partners Inc.	9	1
California First National Bancorp	40	1
Newcastle Investment Corp.	136	1
* Cascade Bancorp	115	—
Artio Global Investors Inc. Class A	58	—
* Imperial Holdings Inc.	69	—
* PMI Group Inc.	3,221	—
		3,970
Health Care (5.2%)
* Viropharma Inc.	1,434	34
* Healthspring Inc.	630	34

* HealthSouth Corp.	1,929	33
* Magellan Health Services Inc.	650	33
* Amsurg Corp. Class A	630	16
* CONMED Corp.	570	15
* Centene Corp.	378	15
* Kindred Healthcare Inc.	1,047	13
West Pharmaceutical Services Inc.	306	12
* Wright Medical Group Inc.	787	12
Invacare Corp.	544	11
* InterMune Inc.	585	11
* Greatbatch Inc.	470	10
* PharMerica Corp.	592	9
* Medicines Co.	468	9
National Healthcare Corp.	206	9
Universal American Corp.	651	9
* ICU Medical Inc.	186	8
* Triple-S Management Corp. Class B	399	8
* AngioDynamics Inc.	503	8
Owens & Minor Inc.	239	7
* Par Pharmaceutical Cos. Inc.	224	7
Medicis Pharmaceutical Corp. Class A	219	7
* Amedisys Inc.	594	7
Cantel Medical Corp.	266	7
* Affymetrix Inc.	1,420	6
* Idenix Pharmaceuticals Inc.	799	6
* Select Medical Holdings Corp.	699	6
* Hi-Tech Pharmacal Co. Inc.	145	6
* American Dental Partners Inc.	311	6
* Omnicell Inc.	347	6
* Micromet Inc.	904	6
Assisted Living Concepts Inc. Class A	394	5
* Theravance Inc.	230	5
* Immunogen Inc.	430	5
* Hanger Orthopedic Group Inc.	322	5
* Inhibitex Inc.	349	5
* Enzon Pharmaceuticals Inc.	712	5
* Molina Healthcare Inc.	225	5
* RTI Biologics Inc.	1,049	4
* Healthways Inc.	684	4
* Symmetry Medical Inc.	549	4
* Arena Pharmaceuticals Inc.	2,716	4
* Nektar Therapeutics	848	4
* LHC Group Inc.	302	4
* Cambrex Corp.	593	4
* Vanguard Health Systems Inc.	399	4
* SurModics Inc.	307	4
Analogic Corp.	66	4
* Furiex Pharmaceuticals Inc.	200	4
* Gentiva Health Services Inc.	616	4
Maxygen Inc.	609	3
* Geron Corp.	2,022	3
* Palomar Medical Technologies Inc.	383	3
PDL BioPharma Inc.	492	3
* Cross Country Healthcare Inc.	560	3
* Exact Sciences Corp.	329	3
* Capital Senior Living Corp.	375	3
* Solta Medical Inc.	1,221	3

* Lexicon Pharmaceuticals Inc.	2,243	3
* Cynosure Inc. Class A	208	3
* Sequenom Inc.	609	3
* Rigel Pharmaceuticals Inc.	327	3
* Almost Family Inc.	166	2
* Providence Service Corp.	209	2
* Natus Medical Inc.	282	2
* Impax Laboratories Inc.	114	2
* PAREXEL International Corp.	113	2
* Alphatec Holdings Inc.	1,086	2
* eResearchTechnology Inc.	478	2
Young Innovations Inc.	75	2
* Five Star Quality Care Inc.	845	2
* CryoLife Inc.	509	2
* Celldex Therapeutics Inc.	761	2
* AMN Healthcare Services Inc.	434	2
* Harvard Bioscience Inc.	443	2
* Affymax Inc.	367	2
* Neurocrine Biosciences Inc.	280	2
* Curis Inc.	498	2
* Skilled Healthcare Group Inc.	413	2
* Enzo Biochem Inc.	709	2
* Oncothyreon Inc.	239	2
* MedAssets Inc.	172	2
* Insmed Inc.	501	2
* Sun Healthcare Group Inc.	521	2
* Astex Pharmaceuticals	1,057	2
* Pacific Biosciences of California Inc.	533	2
* Sunrise Senior Living Inc.	292	1
* Array Biopharma Inc.	676	1
* Biolase Technology Inc.	450	1
* Chindex International Inc.	141	1
* BioScrip Inc.	198	1
* Progenics Pharmaceuticals Inc.	167	1
* IRIS International Inc.	113	1
* Savient Pharmaceuticals Inc.	414	1
* Albany Molecular Research Inc.	444	1
* Cornerstone Therapeutics Inc.	161	1
* Staar Surgical Co.	94	1
* Lannett Co. Inc.	230	1
* Metabolix Inc.	187	1
* Medical Action Industries Inc.	187	1
* Novavax Inc.	643	1
* CardioNet Inc.	364	1
* Cytori Therapeutics Inc.	279	1
* Exactech Inc.	49	1
* Accuray Inc.	181	1
* BioMimetic Therapeutics Inc.	230	1
* XenoPort Inc.	142	1
* Vical Inc.	150	1
* AVANIR Pharmaceuticals Inc.	254	1
* Dyax Corp.	429	1
* Zalicus Inc.	596	1
* Nymox Pharmaceutical Corp.	67	1
* Cell Therapeutics Inc.	488	1
* Columbia Laboratories Inc.	237	1
* KV Pharmaceutical Co. Class A	347	—

* Cerus Corp.	139	—
* Allos Therapeutics Inc.	295	—
* Uroplasty Inc.	85	—
* DynaVox Inc. Class A	84	—
* Vanda Pharmaceuticals Inc.	35	—
* Transcept Pharmaceuticals Inc.	23	—
* Durect Corp.	113	—
* Lexicon Pharmaceuticals Inc. Rights Exp. 12/21/2011	2,243	—
* BG Medicine Inc.	19	—
* Horizon Pharma Inc.	16	—
* Epocrates Inc.	9	—
* Anacor Pharmaceuticals Inc.	10	—
* Sunesis Pharmaceuticals Inc.	37	—
* Neostem Inc.	90	—
		581
Industrials (14.7%)
* Alaska Air Group Inc.	685	48
Robbins & Myers Inc.	799	42
Triumph Group Inc.	674	40
* FTI Consulting Inc.	852	37
* Moog Inc. Class A	831	35
EMCOR Group Inc.	1,355	35
* Esterline Technologies Corp.	618	33
Curtiss-Wright Corp.	941	31
* Teledyne Technologies Inc.	536	30
AO Smith Corp.	770	30
Simpson Manufacturing Co. Inc.	843	28
Barnes Group Inc.	1,104	27
Actuant Corp. Class A	1,169	27
Brady Corp. Class A	881	26
Mueller Industries Inc.	663	25
* United Rentals Inc.	888	25
* Geo Group Inc.	1,315	23
* Tetra Tech Inc.	1,001	22
* Atlas Air Worldwide Holdings Inc.	529	22
Watts Water Technologies Inc. Class A	548	21
Kaydon Corp.	657	21
* JetBlue Airways Corp.	4,997	21
Granite Construction Inc.	779	19
Werner Enterprises Inc.	754	18
* EnerSys	715	17
ABM Industries Inc.	773	17
* RSC Holdings Inc.	1,365	17
Unifirst Corp.	286	17
* US Airways Group Inc.	3,263	15
Briggs & Stratton Corp.	1,016	15
* Korn/Ferry International	893	15
* Ceradyne Inc.	502	15
* Amerco Inc.	175	14
* Astec Industries Inc.	402	13
SkyWest Inc.	1,065	13
* Rush Enterprises Inc. Class A	653	12
Aircastle Ltd.	1,051	12
* SYKES Enterprises Inc.	747	12
* Aegion Corp. Class A	796	12
Seaboard Corp.	6	12
* Dycom Industries Inc.	591	12

* Navigant Consulting Inc.	1,039	12
Quanex Building Products Corp.	764	12
G&K Services Inc. Class A	377	11
Steelcase Inc. Class A	1,415	11
United Stationers Inc.	328	11
Universal Forest Products Inc.	393	11
Albany International Corp.	451	11
AAR Corp.	598	11
ESCO Technologies Inc.	398	11
Tredegar Corp.	481	10
* ACCO Brands Corp.	1,111	10
* Tutor Perini Corp.	629	10
* Orbital Sciences Corp.	681	10
Resources Connection Inc.	934	10
* Layne Christensen Co.	396	10
* Mobile Mini Inc.	549	10
Arkansas Best Corp.	513	10
Encore Wire Corp.	374	10
* Interline Brands Inc.	612	10
* Swift Transportation Co.	1,132	10
NACCO Industries Inc. Class A	118	9
Griffon Corp.	960	9
* Gibraltar Industries Inc.	613	8
* Greenbrier Cos. Inc.	371	8
* GeoEye Inc.	421	8
* Generac Holdings Inc.	318	8
Comfort Systems USA Inc.	764	8
* EnPro Industries Inc.	238	8
McGrath Rentcorp	283	8
Ennis Inc.	525	8
Kelly Services Inc. Class A	537	8
Cascade Corp.	175	8
Cubic Corp.	179	8
* Hexcel Corp.	304	8
Quad/Graphics Inc.	463	7
Kaman Corp.	237	7
Great Lakes Dredge & Dock Corp.	1,185	7
Mueller Water Products Inc. Class A	3,131	7
Heidrick & Struggles International Inc.	329	7
* On Assignment Inc.	666	7
* ICF International Inc.	257	7
Viad Corp.	356	7
Standex International Corp.	205	7
* RailAmerica Inc.	431	6
* Hawaiian Holdings Inc.	1,016	6
Apogee Enterprises Inc.	566	6
Multi-Color Corp.	218	6
* Dolan Co.	612	6
LB Foster Co. Class A	192	5
* FreightCar America Inc.	241	5
* Powell Industries Inc.	178	5
* Air Transport Services Group Inc.	1,085	5
* Spirit Airlines Inc.	314	5
* M&F Worldwide Corp.	203	5
Marten Transport Ltd.	265	5
* Force Protection Inc.	871	5
* CBIZ Inc.	794	5

* American Railcar Industries Inc.	196	5
* Titan Machinery Inc.	211	5
* Genco Shipping & Trading Ltd.	596	5
Belden Inc.	136	4
* Accuride Corp.	733	4
* Northwest Pipe Co.	188	4
Federal Signal Corp.	1,145	4
* Sterling Construction Co. Inc.	332	4
CIRCOR International Inc.	128	4
* USG Corp.	419	4
* EnergySolutions Inc.	1,257	4
* TrueBlue Inc.	308	4
* H&E Equipment Services Inc.	311	4
* RBC Bearings Inc.	92	4
Kimball International Inc. Class B	632	4
Miller Industries Inc.	238	4
* Saia Inc.	322	4
* Republic Airways Holdings Inc.	971	4
* NCI Building Systems Inc.	398	4
* Kadant Inc.	181	4
* Global Power Equipment Group Inc.	158	4
* CRA International Inc.	180	4
Aceto Corp.	536	4
* Meritor Inc.	609	4
* A123 Systems Inc.	1,461	4
Alamo Group Inc.	126	4
* American Superconductor Corp.	900	4
Insteel Industries Inc.	336	3
* Wesco Aircraft Holdings Inc.	262	3
SeaCube Container Leasing Ltd.	223	3
* Kratos Defense & Security Solutions Inc.	668	3
* Michael Baker Corp.	168	3
* Orion Marine Group Inc.	544	3
Ampco-Pittsburgh Corp.	156	3
* EnerNOC Inc.	325	3
Brink's Co.	127	3
* Hudson Highland Group Inc.	661	3
* Lydall Inc.	346	3
* Hurco Cos. Inc.	130	3
* Pendrell Corp.	1,112	3
* KEYW Holding Corp.	371	3
Schawk Inc. Class A	238	3
* American Reprographics Co.	639	3
Barrett Business Services Inc.	154	3
CDI Corp.	221	3
* Patriot Transportation Holding Inc.	124	3
* Hill International Inc.	505	3
* GP Strategies Corp.	212	3
* Odyssey Marine Exploration Inc.	1,079	3
* Pacer International Inc.	636	3
Douglas Dynamics Inc.	173	3
* Energy Recovery Inc.	922	3
LSI Industries Inc.	393	3
Ducommun Inc.	212	3
* Franklin Covey Co.	269	3
Met-Pro Corp.	275	2
CLARCOR Inc.	51	2

* Roadrunner Transportation Systems Inc.	172	2
American Woodmark Corp.	189	2
Preformed Line Products Co.	45	2
Courier Corp.	208	2
VSE Corp.	88	2
* Pike Electric Corp.	327	2
* Quality Distribution Inc.	211	2
International Shipholding Corp.	110	2
* PowerSecure International Inc.	322	2
* Tecumseh Products Co. Class A	373	2
Argan Inc.	130	2
* Excel Maritime Carriers Ltd. Class A	921	2
* GenCorp Inc.	312	2
Baltic Trading Ltd.	329	2
* WCA Waste Corp.	327	2
Celadon Group Inc.	150	2
* Cenveo Inc.	520	2
* TMS International Corp. Class A	155	2
* LMI Aerospace Inc.	91	1
* Builders FirstSource Inc.	949	1
Universal Truckload Services Inc.	106	1
Franklin Electric Co. Inc.	30	1
* Eagle Bulk Shipping Inc.	1,260	1
* Broadwind Energy Inc.	2,096	1
* Metalico Inc.	380	1
* Ultrapetrol Bahamas Ltd.	431	1
* UniTek Global Services Inc.	222	1
Lawson Products Inc.	70	1
* Columbus McKinnon Corp.	81	1
Primoris Services Corp.	68	1
* Kforce Inc.	75	1
* Huron Consulting Group Inc.	26	1
* Essex Rental Corp.	301	1
* Zipcar Inc.	53	1
* Valence Technology Inc.	813	1
John Bean Technologies Corp.	41	1
* Casella Waste Systems Inc. Class A	94	1
US Ecology Inc.	31	1
* Covenant Transportation Group Inc. Class A	169	1
* MYR Group Inc.	26	—
Compx International Inc.	28	—
* Flow International Corp.	114	—
* CAI International Inc.	12	—
* AT Cross Co. Class A	16	—
* Fuel Tech Inc.	19	—
NL Industries Inc.	6	—
		1,645
Information Technology (10.9%)
* RF Micro Devices Inc.	5,011	31
MKS Instruments Inc.	1,059	28
* CACI International Inc. Class A	497	28
* Convergys Corp.	2,120	27
* Arris Group Inc.	2,509	27
Plantronics Inc.	712	25
* JDA Software Group Inc.	694	22
* Viasat Inc.	458	22
* Cymer Inc.	463	21

* Acxiom Corp.	1,635	20
* Euronet Worldwide Inc.	1,031	19
* Tessera Technologies Inc.	1,030	18
* Anixter International Inc.	284	17
* Benchmark Electronics Inc.	1,223	17
* Scansource Inc.	465	16
Mantech International Corp. Class A	470	16
* Quest Software Inc.	855	15
* Entegris Inc.	1,827	15
* Cabot Microelectronics Corp.	365	15
* SYNNEX Corp.	507	15
Comtech Telecommunications Corp.	475	14
* Emulex Corp.	1,768	14
Earthlink Inc.	2,216	14
* Insight Enterprises Inc.	941	14
* Mentor Graphics Corp.	1,079	14
* Sanmina-SCI Corp.	1,622	14
* Tekelec	1,241	14
* Infinera Corp.	1,973	14
* Kulicke & Soffa Industries Inc.	1,451	13
* Electronics for Imaging Inc.	874	13
Brooks Automation Inc.	1,332	13
* Loral Space & Communications Inc.	203	13
* ATMI Inc.	602	12
* Unisys Corp.	506	12
* Quantum Corp.	4,539	12
Fair Isaac Corp.	335	12
* Standard Microsystems Corp.	464	12
Park Electrochemical Corp.	418	11
* Lattice Semiconductor Corp.	1,642	11
* Progress Software Corp.	548	11
* Digital River Inc.	698	11
Black Box Corp.	362	10
* Sonus Networks Inc.	3,922	10
* Blue Coat Systems Inc.	550	10
* Harmonic Inc.	1,825	10
* Checkpoint Systems Inc.	808	10
* Amkor Technology Inc.	2,129	9
United Online Inc.	1,785	9
* S1 Corp.	928	9
* Spansion Inc. Class A	1,013	9
* TTM Technologies Inc.	798	9
* Intermec Inc.	1,196	9
* Advanced Energy Industries Inc.	878	9
* Rogers Corp.	212	8
* Mercury Computer Systems Inc.	608	8
* SS&C Technologies Holdings Inc.	509	8
Sycamore Networks Inc.	403	8
* Accelrys Inc.	1,116	8
EPIQ Systems Inc.	588	8
Xyratex Ltd.	574	8
* Brightpoint Inc.	775	8
* Coherent Inc.	144	7
* Rofin-Sinar Technologies Inc.	304	7
* Kemet Corp.	845	7
* KIT Digital Inc.	774	7
* Photronics Inc.	1,185	7

* Newport Corp.	518	7
* Nanometrics Inc.	406	7
Methode Electronics Inc.	744	7
* InfoSpace Inc.	650	6
* Integrated Device Technology Inc.	1,077	6
* Veeco Instruments Inc.	248	6
* Formfactor Inc.	1,020	6
CTS Corp.	692	6
* Global Cash Access Holdings Inc.	1,300	6
* GSI Group Inc.	521	6
* STR Holdings Inc.	609	6
* CSG Systems International Inc.	363	6
Cognex Corp.	153	5
* Electro Scientific Industries Inc.	413	5
* CIBER Inc.	1,288	5
Daktronics Inc.	560	5
* Integrated Silicon Solution Inc.	540	5
* Rudolph Technologies Inc.	637	5
Cohu Inc.	484	5
* Avid Technology Inc.	597	5
* Digi International Inc.	427	5
* Anaren Inc.	271	5
* QuinStreet Inc.	489	5
* Cray Inc.	729	4
* Symmetricom Inc.	872	4
* Sigma Designs Inc.	641	4
* Zygo Corp.	272	4
* OSI Systems Inc.	89	4
* Supertex Inc.	224	4
* Exar Corp.	656	4
* Extreme Networks	1,333	4
Ebix Inc.	185	4
* Advanced Analogic Technologies Inc.	685	4
* Oplink Communications Inc.	236	4
Bel Fuse Inc. Class B	213	4
ModusLink Global Solutions Inc.	882	4
Electro Rent Corp.	223	4
* Imation Corp.	606	4
* Vishay Precision Group Inc.	248	4
Richardson Electronics Ltd.	284	4
* Pericom Semiconductor Corp.	445	3
* Intevac Inc.	461	3
RealNetworks Inc.	424	3
* Oclaro Inc.	1,017	3
* Multi-Fineline Electronix Inc.	151	3
* Anadigics Inc.	1,358	3
* DealerTrack Holdings Inc.	114	3
* Agilysys Inc.	361	3
* Kopin Corp.	799	3
* LTX-Credence Corp.	460	3
* DSP Group Inc.	472	3
* PLX Technology Inc.	897	3
* Axcelis Technologies Inc.	2,137	3
* Omnivision Technologies Inc.	247	3
Littelfuse Inc.	56	3
* Alpha & Omega Semiconductor Ltd.	296	3
* X-Rite Inc.	532	3

* Westell Technologies Inc. Class A	1,069	2
* FEI Co.	59	2
* THQ Inc.	1,371	2
* Seachange International Inc.	283	2
* ORBCOMM Inc.	685	2
* Bankrate Inc.	124	2
* KVH Industries Inc.	284	2
Rimage Corp.	192	2
* Aviat Networks Inc.	1,221	2
* XO Group Inc.	284	2
* ePlus Inc.	73	2
* FSI International Inc.	778	2
* GSI Technology Inc.	407	2
* Openwave Systems Inc.	1,202	2
* IXYS Corp.	167	2
Communications Systems Inc.	138	2
* Novatel Wireless Inc.	581	2
* Plexus Corp.	67	2
PC Connection Inc.	179	2
* Globecomm Systems Inc.	131	2
DDi Corp.	199	2
Marchex Inc. Class B	254	2
* Dynamics Research Corp.	179	2
* Radisys Corp.	391	2
* Emcore Corp.	1,779	2
* Monolithic Power Systems Inc.	139	2
* Silicon Image Inc.	337	2
* Mindspeed Technologies Inc.	307	2
* AXT Inc.	371	2
Badger Meter Inc.	50	2
* Rosetta Stone Inc.	221	2
* Identive Group Inc.	786	2
* Applied Micro Circuits Corp.	199	1
* TeleCommunication Systems Inc. Class A	541	1
* Zillow Inc.	63	1
* MIPS Technologies Inc. Class A	291	1
* NCI Inc. Class A	111	1
* Perficient Inc.	142	1
* Computer Task Group Inc.	92	1
* Dot Hill Systems Corp.	879	1
* Opnext Inc.	1,029	1
* Viasystems Group Inc.	56	1
* Hackett Group Inc.	216	1
* support.com Inc.	381	1
* Internap Network Services Corp.	146	1
* Tangoe Inc.	55	1
* Smith Micro Software Inc.	723	1
* Limelight Networks Inc.	202	1
* Stream Global Services Inc.	185	1
* Actuate Corp.	83	1
* TechTarget Inc.	88	—
* Carbonite Inc.	39	—
* MoneyGram International Inc.	26	—
* Immersion Corp.	70	—
* NeoPhotonics Corp.	76	—
* Power-One Inc.	84	—
* PDF Solutions Inc.	27	—

* TeleNav Inc.	20	—
* Amtech Systems Inc.	11	—
* Motricity Inc.	43	—
		1,225
Materials (4.9%)
* Coeur d'Alene Mines Corp.	1,697	50
Sensient Technologies Corp.	1,015	38
Buckeye Technologies Inc.	804	25
Schweitzer-Mauduit International Inc.	326	23
* Thompson Creek Metals Co. Inc.	3,097	22
HB Fuller Co.	928	21
Minerals Technologies Inc.	368	21
* Louisiana-Pacific Corp.	2,662	21
* Clearwater Paper Corp.	465	16
* RTI International Metals Inc.	528	14
* OM Group Inc.	625	14
PH Glatfelter Co.	928	14
Stepan Co.	164	13
* Georgia Gulf Corp.	685	13
* KapStone Paper and Packaging Corp.	787	13
Boise Inc.	2,100	13
A Schulman Inc.	590	12
* Jaguar Mining Inc.	1,699	12
Olin Corp.	638	12
Texas Industries Inc.	459	12
* Golden Star Resources Ltd.	5,207	11
* Ferro Corp.	1,743	10
* Century Aluminum Co.	1,039	10
* Materion Corp.	379	9
* Chemtura Corp.	749	9
Kaiser Aluminum Corp.	186	9
* Horsehead Holding Corp.	835	8
Worthington Industries Inc.	437	8
Wausau Paper Corp.	991	8
Myers Industries Inc.	592	7
PolyOne Corp.	518	6
* Universal Stainless & Alloy	144	5
American Vanguard Corp.	377	5
* Zoltek Cos. Inc.	560	5
* AM Castle & Co.	337	5
Olympic Steel Inc.	184	4
* Vista Gold Corp.	1,206	4
Eagle Materials Inc.	170	4
* Calgon Carbon Corp.	232	3
Haynes International Inc.	55	3
* Landec Corp.	532	3
* Headwaters Inc.	1,225	3
FutureFuel Corp.	242	3
Neenah Paper Inc.	149	3
* Spartech Corp.	622	3
Quaker Chemical Corp.	68	3
* United States Lime & Minerals Inc.	42	2
* TPC Group Inc.	95	2
* Graphic Packaging Holding Co.	405	2
* Kraton Performance Polymers Inc.	82	2
* SunCoke Energy Inc.	140	2
Chase Corp.	123	2

* Innospec Inc.	51	2
* US Energy Corp. Wyoming	492	1
* Handy & Harman Ltd.	100	1
* Revett Minerals Inc.	221	1
* Verso Paper Corp.	267	—
* Golden Minerals Co.	40	—
KMG Chemicals Inc.	17	—
		547
Telecommunication Services (0.6%)
* Leap Wireless International Inc.	974	9
* Premiere Global Services Inc.	1,053	9
* Cincinnati Bell Inc.	2,847	8
* Neutral Tandem Inc.	632	7
USA Mobility Inc.	445	6
Atlantic Tele-Network Inc.	145	6
* Iridium Communications Inc.	775	6
* Vonage Holdings Corp.	1,603	4
* PAETEC Holding Corp.	737	4
Alaska Communications Systems Group Inc.	725	4
SureWest Communications	266	3
Consolidated Communications Holdings Inc.	105	2
* Fairpoint Communications Inc.	408	2
* Globalstar Inc.	2,060	1
IDT Corp. Class B	25	—
* Boingo Wireless Inc.	30	—
* inContact Inc.	51	—
		71
Utilities (7.5%)
Nicor Inc.	923	52
Piedmont Natural Gas Co. Inc.	1,455	48
Cleco Corp.	1,241	45
WGL Holdings Inc.	1,038	44
IDACORP Inc.	1,005	41
New Jersey Resources Corp.	838	40
Portland General Electric Co.	1,527	38
Southwest Gas Corp.	929	38
UIL Holdings Corp.	1,024	36
PNM Resources Inc.	1,757	34
El Paso Electric Co.	853	29
Avista Corp.	1,168	29
South Jersey Industries Inc.	498	28
Unisource Energy Corp.	744	27
Black Hills Corp.	799	26
Allete Inc.	646	26
NorthWestern Corp.	735	26
Northwest Natural Gas Co.	538	25
MGE Energy Inc.	466	21
Atlantic Power Corp.	1,530	20
Laclede Group Inc.	452	18
Empire District Electric Co.	842	18
CH Energy Group Inc.	314	18
California Water Service Group	841	16
Otter Tail Corp.	687	15
American States Water Co.	376	13
Central Vermont Public Service Corp.	270	10
Chesapeake Utilities Corp.	193	8

	SJW Corp.			284	7
	Ormat Technologies Inc.			362	7
*	Dynegy Inc. Class A			2,074	6
	Unitil Corp.			220	6
	Middlesex Water Co.			314	6
	Connecticut Water Service Inc.			173	5
	York Water Co.			256	5
	Artesian Resources Corp. Class A			131	2
	Consolidated Water Co. Ltd.			294	2
*	Cadiz Inc.			243	2
	Pennichuck Corp.			46	1
*	Genie Energy Ltd. Class B			25	—
					838
Total Common Stocks (Cost $10,878)					11,052
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund	0.135%		15,489	15

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (2.0%)
[3,4] Freddie Mac Discount Notes		0.100%	12/6/11	20	20
3	Freddie Mac Discount Notes	0.050%	4/4/12	100	100
3	Freddie Mac Discount Notes	0.050%	4/24/12	100	100
					220
Total Temporary Cash Investments (Cost $235)					235
Total Investments (100.7%) (Cost $11,113)					11,287
Other Assets and Liabilities-Net (-0.7%)					(77)
Net Assets (100%)					11,210
	Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Securities with a value of $20,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Russell 2000 Value Index Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini Russell 2000 Index	December 2011	2	147	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 2000 Value Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,052	—	—
Temporary Cash Investments	15	220	—
Futures Contracts—Assets[1]	8	—	—
Total	11,075	220	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2011, the cost of investment securities for tax purposes was $11,113,000. Net unrealized appreciation of investment securities for tax purposes was $174,000, consisting of unrealized gains of $758,000 on securities that had risen in value since their purchase and $584,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.4%)
	Sotheby's	5,408	170
*	Warnaco Group Inc.	2,958	150
	Wolverine World Wide Inc.	3,963	146
*	Tenneco Inc.	4,827	140
*	Ascena Retail Group Inc.	5,015	138
*	Dana Holding Corp.	10,990	137
*	Carter's Inc.	3,395	135
	Brunswick Corp.	7,109	132
	Cinemark Holdings Inc.	6,730	132
*	Cheesecake Factory Inc.	4,611	131
	Six Flags Entertainment Corp.	3,329	127
*	Life Time Fitness Inc.	3,059	125
	Pool Corp.	3,846	117
	Hillenbrand Inc.	5,032	114
	HSN Inc.	3,191	114
*	JOS A Bank Clothiers Inc.	2,205	109
*	Steven Madden Ltd.	3,037	108
*	Coinstar Inc.	2,503	107
*	Crocs Inc.	6,828	106
	Vail Resorts Inc.	2,273	101
*	Aeropostale Inc.	6,466	100
	Express Inc.	4,412	100
*	Hibbett Sports Inc.	2,186	100
	Monro Muffler Brake Inc.	2,432	98
*	ANN Inc.	4,156	98
	Strayer Education Inc.	977	95
*	Buffalo Wild Wings Inc.	1,462	94
*	BJ's Restaurants Inc.	1,920	92
	Buckle Inc.	2,151	86
	Cracker Barrel Old Country Store Inc.	1,726	82
	Arbitron Inc.	2,164	81
*	Valassis Communications Inc.	3,917	75
*	Vitamin Shoppe Inc.	1,979	73
*	True Religion Apparel Inc.	2,052	72
*	Select Comfort Corp.	3,882	72
	Cooper Tire & Rubber Co.	4,943	66
*	Shutterfly Inc.	2,378	64
	Texas Roadhouse Inc. Class A	4,683	63
*	Vera Bradley Inc.	1,588	61
*	iRobot Corp.	1,904	60
*	Papa John's International Inc.	1,580	60
*	Peet's Coffee & Tea Inc.	1,020	59
*	DineEquity Inc.	1,241	58
*	Domino's Pizza Inc.	1,772	58
	National CineMedia Inc.	4,426	58
*	Steiner Leisure Ltd.	1,207	57
	Cato Corp. Class A	2,199	56
*	American Public Education Inc.	1,436	55
	CEC Entertainment Inc.	1,590	54

* K12 Inc.	2,087	52
PF Chang's China Bistro Inc.	1,674	51
* GNC Holdings Inc.	1,834	50
Sturm Ruger & Co. Inc.	1,515	49
Ameristar Casinos Inc.	2,584	45
* Interval Leisure Group Inc.	3,226	45
* Zumiez Inc.	1,705	40
* Capella Education Co.	1,155	39
* Blue Nile Inc.	1,031	39
Oxford Industries Inc.	1,031	39
* Shuffle Master Inc.	3,509	39
* Grand Canyon Education Inc.	2,301	36
* Krispy Kreme Doughnuts Inc.	4,694	35
* Sonic Corp.	4,961	35
* Maidenform Brands Inc.	1,858	34
Columbia Sportswear Co.	666	34
* Pier 1 Imports Inc.	2,489	34
* Dorman Products Inc.	869	34
* Knology Inc.	2,248	32
* Lions Gate Entertainment Corp.	3,618	32
* Bridgepoint Education Inc.	1,434	32
* Lumber Liquidators Holdings Inc.	1,857	31
* AFC Enterprises Inc.	1,988	31
Matthews International Corp. Class A	912	30
MDC Partners Inc. Class A	2,013	29
* Rue21 Inc.	1,203	29
* Amerigon Inc.	1,785	28
Finish Line Inc. Class A	1,269	27
* Bravo Brio Restaurant Group Inc.	1,546	27
Nutrisystem Inc.	2,164	25
* Red Robin Gourmet Burgers Inc.	938	25
* G-III Apparel Group Ltd.	1,326	24
* Universal Technical Institute Inc.	1,713	22
* Scientific Games Corp. Class A	2,448	21
* Zagg Inc.	1,780	21
* Body Central Corp.	944	20
Men's Wearhouse Inc.	707	20
* Digital Generation Inc.	1,688	20
* Denny's Corp.	5,748	20
* Libbey Inc.	1,592	19
World Wrestling Entertainment Inc. Class A	1,956	19
* Stoneridge Inc.	2,123	17
PetMed Express Inc.	1,737	16
* Winnebago Industries Inc.	2,338	15
* interCLICK Inc.	1,646	15
Ethan Allen Interiors Inc.	683	14
Churchill Downs Inc.	268	13
* America's Car-Mart Inc.	359	13
Belo Corp. Class A	2,193	13
Drew Industries Inc.	586	13
Destination Maternity Corp.	862	13
* Genesco Inc.	192	11
* Rentrak Corp.	764	11
* Carrols Restaurant Group Inc.	1,011	11
* American Axle & Manufacturing Holdings Inc.	1,147	10
Winmark Corp.	182	10
* 99 Cents Only Stores	433	9

* Cost Plus Inc.	965	8
* Overstock.com Inc.	930	8
* Jamba Inc.	5,290	8
Cherokee Inc.	594	8
* Universal Electronics Inc.	466	8
* Geeknet Inc.	352	7
* Caribou Coffee Co. Inc.	481	7
* ReachLocal Inc.	801	7
* Archipelago Learning Inc.	611	6
Einstein Noah Restaurant Group Inc.	415	6
* Tower International Inc.	528	6
* Global Sources Ltd.	868	5
National American University Holdings Inc.	711	5
* Gordmans Stores Inc.	407	5
* Smith & Wesson Holding Corp.	1,640	5
* Town Sports International Holdings Inc.	694	5
* Valuevision Media Inc. Class A	2,624	5
* US Auto Parts Network Inc.	1,187	5
Core-Mark Holding Co. Inc.	125	5
* Francesca's Holdings Corp.	271	5
* Jack in the Box Inc.	209	4
* Exide Technologies	1,547	4
* Skullcandy Inc.	273	4
* Morgans Hotel Group Co.	641	4
* Teavana Holdings Inc.	194	4
* Entravision Communications Corp. Class A	2,352	4
* Biglari Holdings Inc.	10	3
American Greetings Corp. Class A	198	3
* Liz Claiborne Inc.	386	3
* Pinnacle Entertainment Inc.	299	3
Sinclair Broadcast Group Inc. Class A	291	3
* Ruth's Hospitality Group Inc.	478	2
* Marine Products Corp.	391	2
* Kenneth Cole Productions Inc. Class A	197	2
* Cumulus Media Inc. Class A	554	2
Ambassadors Group Inc.	327	2
* hhgregg Inc.	91	1
* Nexstar Broadcasting Group Inc. Class A	170	1
* Conn's Inc.	117	1
Value Line Inc.	98	1
* Delta Apparel Inc.	63	1
RG Barry Corp.	77	1
* Systemax Inc.	61	1
* Perry Ellis International Inc.	55	1
* Crown Media Holdings Inc. Class A	514	1
* LIN TV Corp. Class A	135	—
* New York & Co. Inc.	113	—
* 1-800-Flowers.com Inc. Class A	2	—
		6,386
Consumer Staples (4.2%)
Nu Skin Enterprises Inc. Class A	4,385	209
Casey's General Stores Inc.	3,046	163
* United Natural Foods Inc.	3,862	148
* Darling International Inc.	9,391	135
* TreeHouse Foods Inc.	1,679	111
Lancaster Colony Corp.	1,494	105
Pricesmart Inc.	1,420	96

* Fresh Market Inc.	2,245	88
Ruddick Corp.	2,117	84
* Boston Beer Co. Inc. Class A	659	66
* Elizabeth Arden Inc.	1,579	60
J&J Snack Foods Corp.	1,146	60
WD-40 Co.	1,275	53
B&G Foods Inc. Class A	2,203	49
Diamond Foods Inc.	1,758	49
Vector Group Ltd.	2,613	47
Tootsie Roll Industries Inc.	1,739	42
* Spectrum Brands Holdings Inc.	1,060	30
* Hain Celestial Group Inc.	707	26
Calavo Growers Inc.	951	25
Inter Parfums Inc.	1,293	22
* Heckmann Corp.	3,649	21
Coca-Cola Bottling Co. Consolidated	368	21
* Star Scientific Inc.	7,614	20
* USANA Health Sciences Inc.	547	19
* Nature's Sunshine Products Inc.	897	16
* Medifast Inc.	1,106	15
National Beverage Corp.	898	15
* Smart Balance Inc.	2,259	12
Limoneira Co.	628	11
* Synutra International Inc.	1,389	8
Female Health Co.	1,483	7
* Chefs' Warehouse Inc.	471	6
Arden Group Inc.	53	5
* Dole Food Co. Inc.	539	5
* Rite Aid Corp.	3,595	4
* Lifeway Foods Inc.	369	4
* AMAG Pharmaceuticals Inc.	186	3
* Schiff Nutrition International Inc.	275	3
* Primo Water Corp.	797	2
Cal-Maine Foods Inc.	68	2
Alico Inc.	102	2
* Pantry Inc.	146	2
* Craft Brewers Alliance Inc.	226	2
Oil-Dri Corp. of America	62	1
* Omega Protein Corp.	125	1
Farmer Bros Co.	50	—
		1,875
Energy (9.0%)
* Rosetta Resources Inc.	4,242	231
* Complete Production Services Inc.	6,317	220
* Dril-Quip Inc.	2,752	196
* Energy XXI Bermuda Ltd.	6,030	190
Berry Petroleum Co. Class A	4,127	181
Lufkin Industries Inc.	2,432	170
* Kodiak Oil & Gas Corp.	16,761	149
* Oasis Petroleum Inc.	4,752	145
Golar LNG Ltd.	3,184	139
World Fuel Services Corp.	3,211	138
* Key Energy Services Inc.	8,923	135
* CVR Energy Inc.	7,030	128
* McMoRan Exploration Co.	7,836	125
* Northern Oil and Gas Inc.	5,041	123
* Stone Energy Corp.	3,934	111

* Gulfport Energy Corp.	3,345	106
* Carrizo Oil & Gas Inc.	3,120	89
* Patriot Coal Corp.	6,786	71
* Cheniere Energy Inc.	6,646	67
Contango Oil & Gas Co.	971	61
* ION Geophysical Corp.	10,520	61
Apco Oil and Gas International Inc.	733	58
W&T Offshore Inc.	2,798	56
* Clean Energy Fuels Corp.	3,978	52
* Resolute Energy Corp.	3,705	50
* Western Refining Inc.	3,971	47
* Hyperdynamics Corp.	12,458	46
Targa Resources Corp.	1,319	46
* Magnum Hunter Resources Corp.	8,939	43
* Pioneer Drilling Co.	3,893	43
* Approach Resources Inc.	1,291	40
* Rex Energy Corp.	2,397	39
* Basic Energy Services Inc.	1,934	36
* Clayton Williams Energy Inc.	474	35
Crosstex Energy Inc.	2,910	35
* OYO Geospace Corp.	349	32
* Goodrich Petroleum Corp.	2,080	30
* Rentech Inc.	17,887	27
* ATP Oil & Gas Corp.	3,574	26
* Tesco Corp.	1,965	26
* Abraxas Petroleum Corp.	6,605	24
* Cloud Peak Energy Inc.	1,008	22
* FX Energy Inc.	4,199	20
Panhandle Oil and Gas Inc. Class A	565	19
Houston American Energy Corp.	1,327	19
* Uranium Energy Corp.	6,016	18
* GeoResources Inc.	628	18
* Callon Petroleum Co.	3,140	17
* Amyris Inc.	1,416	16
* Gulfmark Offshore Inc.	338	15
* Bill Barrett Corp.	288	11
* Cal Dive International Inc.	4,717	11
* Global Geophysical Services Inc.	1,454	10
* Uranerz Energy Corp.	5,182	10
* C&J Energy Services Inc.	499	10
* Triangle Petroleum Corp.	1,658	10
* Evolution Petroleum Corp.	1,290	9
* KiOR Inc.	488	9
* Solazyme Inc.	671	8
* Uranium Resources Inc.	7,496	8
* RigNet Inc.	470	8
* Mitcham Industries Inc.	524	8
* Ur-Energy Inc.	6,803	7
* Petroquest Energy Inc.	1,053	7
* Isramco Inc.	86	7
* Syntroleum Corp.	7,086	7
* Voyager Oil & Gas Inc.	2,745	7
* Zion Oil & Gas Inc.	2,438	6
* BPZ Resources Inc.	1,983	6
* Tetra Technologies Inc.	679	6
* Dawson Geophysical Co.	175	6
Alon USA Energy Inc.	694	6

* Venoco Inc.	558	5
Gulf Island Fabrication Inc.	169	5
* Newpark Resources Inc.	501	5
Hallador Energy Co.	342	3
* Matrix Service Co.	336	3
* Vaalco Energy Inc.	487	3
* Gevo Inc.	478	3
* Warren Resources Inc.	920	3
* Willbros Group Inc.	607	2
* Geokinetics Inc.	882	2
* Westmoreland Coal Co.	218	2
* GMX Resources Inc.	1,545	2
		4,006
Financials (7.6%)
* Signature Bank	3,687	215
Home Properties Inc.	3,844	211
Tanger Factory Outlet Centers	6,878	195
Mid-America Apartment Communities Inc.	2,939	169
Omega Healthcare Investors Inc.	7,683	138
Highwoods Properties Inc.	4,359	126
* Ezcorp Inc. Class A	3,747	109
Equity Lifestyle Properties Inc.	1,683	104
* Portfolio Recovery Associates Inc.	1,373	95
American Campus Communities Inc.	2,401	94
* First Cash Financial Services Inc.	2,500	91
Kilroy Realty Corp.	2,297	83
* World Acceptance Corp.	1,208	83
Extra Space Storage Inc.	2,906	70
* Financial Engines Inc.	3,069	67
MarketAxess Holdings Inc.	2,285	66
Alexander's Inc.	165	65
Glimcher Realty Trust	7,488	65
* DFC Global Corp.	3,488	63
Potlatch Corp.	1,716	55
* Stifel Financial Corp.	1,714	54
CBL & Associates Properties Inc.	3,709	53
American Assets Trust Inc.	2,440	50
Westamerica Bancorporation	1,053	48
Evercore Partners Inc. Class A	1,684	47
* Credit Acceptance Corp.	536	44
EastGroup Properties Inc.	997	42
DuPont Fabros Technology Inc.	1,799	41
Cash America International Inc.	791	39
BGC Partners Inc. Class A	6,067	38
First Financial Bankshares Inc.	1,138	38
Washington Real Estate Investment Trust	1,350	37
National Health Investors Inc.	852	36
Duff & Phelps Corp. Class A	2,438	36
* SVB Financial Group	765	36
Newcastle Investment Corp.	7,902	35
Cohen & Steers Inc.	1,184	32
* Virtus Investment Partners Inc.	412	31
Epoch Holding Corp.	1,185	29
* Encore Capital Group Inc.	1,295	28
* Tejon Ranch Co.	1,143	28
* HFF Inc. Class A	2,330	26
Saul Centers Inc.	590	21

* Ladenburg Thalmann Financial Services Inc.	8,543	20
Westwood Holdings Group Inc.	501	19
Universal Health Realty Income Trust	504	19
* Strategic Hotels & Resorts Inc.	3,550	18
GAMCO Investors Inc.	343	16
PS Business Parks Inc.	296	16
Diamond Hill Investment Group Inc.	206	16
Getty Realty Corp.	958	15
* Netspend Holdings Inc.	2,387	15
Artio Global Investors Inc. Class A	2,315	14
* FelCor Lodging Trust Inc.	4,996	13
Acadia Realty Trust	667	13
Crawford & Co. Class B	2,069	13
LTC Properties Inc.	439	13
* Greenlight Capital Re Ltd. Class A	509	12
* Walker & Dunlop Inc.	863	11
Bank of the Ozarks Inc.	309	9
Investors Real Estate Trust	1,231	9
Sabra Health Care REIT Inc.	814	9
* Apollo Residential Mortgage Inc.	495	7
* Investors Bancorp Inc.	517	7
Amtrust Financial Services Inc.	246	7
Gladstone Commercial Corp.	363	6
Advance America Cash Advance Centers Inc.	535	5
Westfield Financial Inc.	588	4
Urstadt Biddle Properties Inc. Class A	246	4
Bryn Mawr Bank Corp.	223	4
Bridge Bancorp Inc.	185	4
Cogdell Spencer Inc.	945	4
Pzena Investment Management Inc. Class A	704	4
* Hallmark Financial Services	409	3
SY Bancorp Inc.	146	3
Associated Estates Realty Corp.	179	3
Enterprise Financial Services Corp.	175	3
* Hampton Roads Bankshares Inc.	788	2
* Taylor Capital Group Inc.	279	2
* Imperial Holdings Inc.	1,201	2
Flagstone Reinsurance Holdings SA	257	2
American Capital Mortgage Investment Corp.	114	2
* ICG Group Inc.	212	2
State Auto Financial Corp.	150	2
Trustco Bank Corp. NY	325	2
AG Mortgage Investment Trust Inc.	67	1
* Fidus Investment Corp.	75	1
Arrow Financial Corp.	38	1
Clifton Savings Bancorp Inc.	85	1
* BofI Holding Inc.	18	—
		3,391
Health Care (19.7%)
* Onyx Pharmaceuticals Inc.	5,071	224
* Salix Pharmaceuticals Ltd.	4,688	207
* HMS Holdings Corp.	6,787	206
* WellCare Health Plans Inc.	3,408	199
* Questcor Pharmaceuticals Inc.	4,253	191
* Cubist Pharmaceuticals Inc.	4,800	185
* Cepheid Inc.	4,958	170
* athenahealth Inc.	2,784	165

* Healthspring Inc.	2,932	160
STERIS Corp.	4,728	142
Medicis Pharmaceutical Corp. Class A	4,062	133
* Seattle Genetics Inc.	7,704	128
Owens & Minor Inc.	4,143	128
* Ariad Pharmaceuticals Inc.	10,539	127
* Haemonetics Corp.	2,050	121
* Align Technology Inc.	4,892	120
* Alkermes plc	7,613	116
* Medivation Inc.	2,502	115
Quality Systems Inc.	3,094	109
* PSS World Medical Inc.	4,427	108
* Theravance Inc.	4,622	108
* Volcano Corp.	4,163	103
* Incyte Corp. Ltd.	7,063	97
* Centene Corp.	2,489	96
* Impax Laboratories Inc.	4,758	96
Chemed Corp.	1,698	91
Masimo Corp.	4,193	87
* PAREXEL International Corp.	4,252	85
* Zoll Medical Corp.	1,745	80
* Accretive Health Inc.	3,189	74
* MAKO Surgical Corp.	2,554	74
* Air Methods Corp.	902	73
* Acorda Therapeutics Inc.	3,145	73
* Vivus Inc.	7,122	72
* Jazz Pharmaceuticals Inc.	1,760	70
* NxStage Medical Inc.	3,558	70
* MWI Veterinary Supply Inc.	1,008	70
* Cyberonics Inc.	2,258	68
* Insulet Corp.	3,658	68
* Auxilium Pharmaceuticals Inc.	3,805	66
* HeartWare International Inc.	957	66
* Neogen Corp.	1,847	65
* Arthrocare Corp.	2,176	65
* Par Pharmaceutical Cos. Inc.	1,996	65
Meridian Bioscience Inc.	3,291	63
* Luminex Corp.	3,011	63
* Halozyme Therapeutics Inc.	6,585	62
* IPC The Hospitalist Co. Inc.	1,314	61
PDL BioPharma Inc.	9,240	59
* Isis Pharmaceuticals Inc.	7,924	59
* Spectrum Pharmaceuticals Inc.	4,177	58
West Pharmaceutical Services Inc.	1,459	56
* Pharmacyclics Inc.	3,684	56
* Momenta Pharmaceuticals Inc.	3,696	56
* Inhibitex Inc.	3,710	54
* Integra LifeSciences Holdings Corp.	1,659	53
* Immunogen Inc.	4,308	52
* ABIOMED Inc.	2,543	51
* Abaxis Inc.	1,805	50
* Orthofix International NV	1,450	50
* Ironwood Pharmaceuticals Inc.	4,040	49
* Akorn Inc.	4,500	48
* Team Health Holdings Inc.	2,140	47
* Exelixis Inc.	10,176	47
* Medicines Co.	2,461	47

* Merit Medical Systems Inc.	3,325	46
* SonoSite Inc.	1,109	46
* Endologix Inc.	3,927	45
* NuVasive Inc.	3,156	44
* Opko Health Inc.	8,740	43
* DexCom Inc.	5,384	43
* AVEO Pharmaceuticals Inc.	2,515	43
* Optimer Pharmaceuticals Inc.	3,685	42
Analogic Corp.	747	42
* Quidel Corp.	2,287	42
Computer Programs & Systems Inc.	888	40
* Emeritus Corp.	2,453	39
* NPS Pharmaceuticals Inc.	6,833	39
Landauer Inc.	757	38
* Genomic Health Inc.	1,365	37
* InterMune Inc.	2,008	36
* OraSure Technologies Inc.	3,748	36
* Medidata Solutions Inc.	1,689	34
* Emergent Biosolutions Inc.	1,955	33
* Rigel Pharmaceuticals Inc.	4,200	32
Ensign Group Inc.	1,309	31
Atrion Corp.	127	31
* Dynavax Technologies Corp.	9,906	31
* MedAssets Inc.	3,137	30
* Molina Healthcare Inc.	1,359	30
* Nektar Therapeutics	5,778	29
* Conceptus Inc.	2,504	27
* Achillion Pharmaceuticals Inc.	3,807	25
* Ardea Biosciences Inc.	1,347	25
* Metropolitan Health Networks Inc.	3,398	25
* Exact Sciences Corp.	2,884	24
* Bio-Reference Labs Inc.	1,972	24
* ZIOPHARM Oncology Inc.	4,696	24
* Staar Surgical Co.	2,477	24
* MAP Pharmaceuticals Inc.	1,755	24
* Arqule Inc.	4,285	24
* Corvel Corp.	498	24
* MedQuist Holdings Inc.	2,538	24
* Sequenom Inc.	5,526	23
* Micromet Inc.	3,747	23
* Vical Inc.	5,129	23
* Hanger Orthopedic Group Inc.	1,409	23
* Merge Healthcare Inc.	4,167	23
* Chelsea Therapeutics International Ltd.	4,299	22
* AVANIR Pharmaceuticals Inc.	8,944	22
* Biosante Pharmaceuticals Inc.	8,794	21
* Alnylam Pharmaceuticals Inc.	2,955	21
* Depomed Inc.	4,308	21
* Raptor Pharmaceutical Corp.	3,778	21
* HealthStream Inc.	1,233	21
* Omnicell Inc.	1,279	21
* Accuray Inc.	4,830	19
* Transcend Services Inc.	707	19
* Spectranetics Corp.	2,677	19
* MannKind Corp.	6,199	19
* Neoprobe Corp.	7,595	19
* Unilife Corp.	4,561	19

US Physical Therapy Inc.	948	19
* Neurocrine Biosciences Inc.	2,837	19
* Ligand Pharmaceuticals Inc. Class B	1,577	18
* Antares Pharma Inc.	7,038	18
* Immunomedics Inc.	5,279	18
* Kensey Nash Corp.	685	17
* Sunrise Senior Living Inc.	3,446	17
* Synovis Life Technologies Inc.	920	17
* Oncothyreon Inc.	2,384	17
* Targacept Inc.	2,212	17
* Curis Inc.	4,333	16
* BioScrip Inc.	2,477	15
* Tornier NV	846	15
* Cell Therapeutics Inc.	13,546	15
* Obagi Medical Products Inc.	1,488	15
* Vascular Solutions Inc.	1,361	15
* Keryx Biopharmaceuticals Inc.	5,545	15
* ExamWorks Group Inc.	2,172	15
* Endocyte Inc.	1,382	14
* Infinity Pharmaceuticals Inc.	1,534	14
* Cadence Pharmaceuticals Inc.	3,051	13
* Sangamo Biosciences Inc.	4,200	13
* Sciclone Pharmaceuticals Inc.	2,775	13
* Santarus Inc.	4,277	12
* Cardiovascular Systems Inc.	1,162	12
* Aegerion Pharmaceuticals Inc.	734	12
* Progenics Pharmaceuticals Inc.	1,744	12
* Ampio Pharmaceuticals Inc.	1,591	12
Pain Therapeutics Inc.	2,961	11
* AtriCure Inc.	1,128	11
* XenoPort Inc.	2,327	11
* Sagent Pharmaceuticals Inc.	534	11
* Hi-Tech Pharmacal Co. Inc.	258	11
* Nymox Pharmaceutical Corp.	1,289	11
* Vanda Pharmaceuticals Inc.	2,116	11
* Synergetics USA Inc.	1,786	10
* Corcept Therapeutics Inc.	3,296	10
* ICU Medical Inc.	236	10
* Columbia Laboratories Inc.	4,757	10
* Savient Pharmaceuticals Inc.	4,054	10
* Natus Medical Inc.	1,209	10
* Delcath Systems Inc.	3,857	10
* IRIS International Inc.	1,019	10
* Anthera Pharmaceuticals Inc.	1,690	10
* Cerus Corp.	3,263	10
* Rockwell Medical Technologies Inc.	1,288	10
* ISTA Pharmaceuticals Inc.	2,574	10
* Codexis Inc.	1,970	9
* Metabolix Inc.	1,957	9
* eResearchTechnology Inc.	2,032	9
* OncoGenex Pharmaceutical Inc.	780	9
* Idenix Pharmaceuticals Inc.	1,219	9
* Dyax Corp.	6,489	9
* Hansen Medical Inc.	3,761	9
* Biotime Inc.	1,982	9
* Vanguard Health Systems Inc.	860	9
* Pozen Inc.	2,125	9

Medtox Scientific Inc.	608	9
* Durect Corp.	6,024	8
* AVI BioPharma Inc.	10,881	8
* Cytori Therapeutics Inc.	2,838	8
* Synta Pharmaceuticals Corp.	1,869	8
* Exactech Inc.	485	7
* Novavax Inc.	5,282	7
* Affymax Inc.	1,378	7
* Dusa Pharmaceuticals Inc.	1,962	7
* Select Medical Holdings Corp.	808	7
* Fluidigm Corp.	518	7
* Allos Therapeutics Inc.	5,104	7
* BioCryst Pharmaceuticals Inc.	2,321	7
* Cleveland Biolabs Inc.	2,274	7
* AMN Healthcare Services Inc.	1,446	7
* Peregrine Pharmaceuticals Inc.	6,384	6
* Osiris Therapeutics Inc.	1,339	6
* Nabi Biopharmaceuticals	3,435	6
* Biospecifics Technologies Corp.	398	6
* RadNet Inc.	2,448	6
* Uroplasty Inc.	1,448	6
* SIGA Technologies Inc.	2,761	6
* Symmetry Medical Inc.	733	6
* Lexicon Pharmaceuticals Inc.	4,749	6
* Capital Senior Living Corp.	717	5
National Research Corp.	147	5
* GTx Inc.	1,758	5
Young Innovations Inc.	162	5
* Orexigen Therapeutics Inc.	2,586	5
* Trius Therapeutics Inc.	616	5
* Array Biopharma Inc.	2,023	4
* Anacor Pharmaceuticals Inc.	821	4
* Bacterin International Holdings Inc.	1,791	4
* Epocrates Inc.	466	4
* Geron Corp.	2,299	4
* Sucampo Pharmaceuticals Inc. Class A	1,018	4
* PharmAthene Inc.	2,862	4
* Stereotaxis Inc.	3,540	4
* Chindex International Inc.	395	4
* Amicus Therapeutics Inc.	1,266	4
* KV Pharmaceutical Co. Class A	2,737	3
* Zalicus Inc.	3,617	3
* Acura Pharmaceuticals Inc.	864	3
* Zogenix Inc.	1,698	3
* Complete Genomics Inc.	797	3
* Pacira Pharmaceuticals Inc.	393	3
Invacare Corp.	135	3
* Medical Action Industries Inc.	575	3
* BG Medicine Inc.	558	3
* DynaVox Inc. Class A	627	2
* Providence Service Corp.	209	2
* Pernix Therapeutics Holdings	300	2
* Alliance HealthCare Services Inc.	1,965	2
* Sunesis Pharmaceuticals Inc.	1,899	2
* Transcept Pharmaceuticals Inc.	321	2
* BioMimetic Therapeutics Inc.	644	2
* Horizon Pharma Inc.	383	2

* Pacific Biosciences of California Inc.	601	2
* Biolase Technology Inc.	575	2
* Neostem Inc.	2,901	1
* Lannett Co. Inc.	341	1
* Arena Pharmaceuticals Inc.	834	1
* Alimera Sciences Inc.	901	1
* Enzon Pharmaceuticals Inc.	164	1
* Celldex Therapeutics Inc.	434	1
* RTI Biologics Inc.	224	1
* CryoLife Inc.	225	1
* CardioNet Inc.	367	1
* LHC Group Inc.	59	1
* Enzo Biochem Inc.	299	1
* Skilled Healthcare Group Inc.	151	1
* Harvard Bioscience Inc.	112	—
* Astex Pharmaceuticals	317	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
* Lexicon Pharmaceuticals Inc. Rights Exp. 12/21/2011	4,749	—
		8,758
Industrials (16.5%)
* Clean Harbors Inc.	3,750	225
Woodward Inc.	4,910	208
HEICO Corp.	3,339	198
* Genesee & Wyoming Inc. Class A	3,172	194
CLARCOR Inc.	3,835	186
Acuity Brands Inc.	3,469	174
* Hexcel Corp.	6,616	165
* Dollar Thrifty Automotive Group Inc.	2,309	155
* Old Dominion Freight Line Inc.	3,788	147
* Chart Industries Inc.	2,358	143
Watsco Inc.	2,245	143
* Middleby Corp.	1,496	137
* CoStar Group Inc.	2,019	134
* Acacia Research - Acacia Technologies	3,415	119
Applied Industrial Technologies Inc.	3,401	117
Rollins Inc.	5,073	113
Corporate Executive Board Co.	2,771	109
Belden Inc.	3,243	107
Herman Miller Inc.	4,599	99
* Avis Budget Group Inc.	8,377	99
Healthcare Services Group Inc.	5,298	96
HNI Corp.	3,591	94
Deluxe Corp.	4,103	94
* Advisory Board Co.	1,264	91
* HUB Group Inc. Class A	2,938	87
Raven Industries Inc.	1,441	87
Franklin Electric Co. Inc.	1,733	82
* II-VI Inc.	4,126	81
United Stationers Inc.	2,372	80
Brink's Co.	3,225	79
Mine Safety Appliances Co.	2,162	76
Forward Air Corp.	2,355	76
Knight Transportation Inc.	4,861	73
Titan International Inc.	3,370	73
* MasTec Inc.	4,519	72
* Beacon Roofing Supply Inc.	3,660	71
Tennant Co.	1,523	64

* Allegiant Travel Co. Class A	1,185	62
* Blount International Inc.	3,870	59
* RBC Bearings Inc.	1,382	58
* Huron Consulting Group Inc.	1,673	58
Knoll Inc.	3,807	58
* Colfax Corp.	1,968	58
Lindsay Corp.	1,007	57
Heartland Express Inc.	4,012	55
American Science & Engineering Inc.	728	53
* Exponent Inc.	1,124	53
* 3D Systems Corp.	3,333	52
Interface Inc. Class A	4,187	48
TAL International Group Inc.	1,762	46
* Teledyne Technologies Inc.	816	46
Insperity Inc.	1,839	46
* Higher One Holdings Inc.	2,456	44
* Team Inc.	1,563	43
AZZ Inc.	1,007	43
* Trimas Corp.	2,052	42
* DigitalGlobe Inc.	2,804	42
* United Rentals Inc.	1,480	42
* Aerovironment Inc.	1,357	41
Sun Hydraulics Corp.	1,609	40
* Wabash National Corp.	5,498	40
* USG Corp.	4,064	40
* Altra Holdings Inc.	2,157	38
* Consolidated Graphics Inc.	722	37
National Presto Industries Inc.	386	36
Kaman Corp.	1,166	36
Gorman-Rupp Co.	1,222	36
John Bean Technologies Corp.	2,134	35
* Sauer-Danfoss Inc.	929	35
AAON Inc.	1,508	33
* PMFG Inc.	1,409	33
* Meritor Inc.	5,155	31
* TrueBlue Inc.	2,333	30
* Kforce Inc.	2,403	29
* Orbital Sciences Corp.	1,975	29
* Taser International Inc.	4,866	29
Twin Disc Inc.	679	29
* EnerSys	1,181	28
CIRCOR International Inc.	872	28
* Trex Co. Inc.	1,250	28
* Mistras Group Inc.	1,182	28
* Astronics Corp.	767	27
* MYR Group Inc.	1,518	27
Primoris Services Corp.	1,871	27
* Swisher Hygiene Inc.	6,791	26
* Commercial Vehicle Group Inc.	2,310	26
ABM Industries Inc.	1,179	26
US Ecology Inc.	1,389	26
Textainer Group Holdings Ltd.	914	25
* EnPro Industries Inc.	714	24
Cubic Corp.	560	24
McGrath Rentcorp	822	23
* Standard Parking Corp.	1,271	23
Dynamic Materials Corp.	1,070	23

* Tetra Tech Inc.	1,016	23
* DXP Enterprises Inc.	698	21
* Pendrell Corp.	7,705	21
Triumph Group Inc.	351	21
* Capstone Turbine Corp.	19,743	20
Furmanite Corp.	2,966	20
Actuant Corp. Class A	876	20
* GenCorp Inc.	3,463	19
* InnerWorkings Inc.	2,069	19
* Generac Holdings Inc.	739	18
Graham Corp.	790	18
* Ameresco Inc. Class A	1,418	17
Houston Wire & Cable Co.	1,426	16
Mueller Industries Inc.	414	16
* Swift Transportation Co.	1,851	16
* Columbus McKinnon Corp.	1,221	15
ESCO Technologies Inc.	551	15
* Global Power Equipment Group Inc.	638	15
* Moog Inc. Class A	354	15
AAR Corp.	807	15
* ICF International Inc.	556	14
* CAI International Inc.	920	14
* Mobile Mini Inc.	767	14
* H&E Equipment Services Inc.	1,058	13
* Park-Ohio Holdings Corp.	670	13
Vicor Corp.	1,573	13
Douglas Dynamics Inc.	811	13
* Thermon Group Holdings Inc.	803	12
* Force Protection Inc.	2,229	12
Werner Enterprises Inc.	514	12
* Alaska Air Group Inc.	161	11
* Casella Waste Systems Inc. Class A	1,764	11
* RPX Corp.	767	11
Celadon Group Inc.	1,012	11
Albany International Corp.	426	10
* Zipcar Inc.	641	10
Brady Corp. Class A	324	10
* Dycom Industries Inc.	472	9
* FuelCell Energy Inc.	9,972	9
* NN Inc.	1,349	9
Watts Water Technologies Inc. Class A	232	9
* Flow International Corp.	3,343	9
* Titan Machinery Inc.	399	9
* Wesco Aircraft Holdings Inc.	644	9
* Fuel Tech Inc.	1,387	8
* AT Cross Co. Class A	703	8
Intersections Inc.	738	8
* Cenveo Inc.	2,347	7
* TRC Cos. Inc.	1,423	7
NL Industries Inc.	508	7
* Metalico Inc.	1,862	7
* Xerium Technologies Inc.	884	7
* Heritage-Crystal Clean Inc.	381	6
* SYKES Enterprises Inc.	387	6
* LMI Aerospace Inc.	369	6
Standex International Corp.	188	6
* Coleman Cable Inc.	672	6

Steelcase Inc. Class A	747	6
* EnerNOC Inc.	575	6
* Satcon Technology Corp.	7,281	6
* Kadant Inc.	269	5
Aircastle Ltd.	471	5
* GP Strategies Corp.	347	4
* Active Power Inc.	6,421	4
* EnergySolutions Inc.	1,397	4
* TMS International Corp. Class A	420	4
Viad Corp.	218	4
* Odyssey Marine Exploration Inc.	1,543	4
* Interline Brands Inc.	239	4
* Quality Distribution Inc.	362	4
Marten Transport Ltd.	195	4
* Korn/Ferry International	212	4
* A123 Systems Inc.	1,269	3
* CRA International Inc.	154	3
* Omega Flex Inc.	222	3
Quad/Graphics Inc.	183	3
* On Assignment Inc.	281	3
Heidrick & Struggles International Inc.	120	3
* Valence Technology Inc.	2,754	2
* American Reprographics Co.	456	2
* Broadwind Energy Inc.	3,238	2
* Astronics Corp. Class B	58	2
* Accuride Corp.	330	2
* GeoEye Inc.	102	2
Argan Inc.	113	2
Federal Signal Corp.	424	2
CDI Corp.	113	1
Cascade Corp.	33	1
* PowerSecure International Inc.	223	1
Multi-Color Corp.	48	1
Ampco-Pittsburgh Corp.	56	1
* Pacer International Inc.	258	1
Preformed Line Products Co.	19	1
* M&F Worldwide Corp.	39	1
* Roadrunner Transportation Systems Inc.	55	1
Alamo Group Inc.	26	1
* Essex Rental Corp.	217	1
Insteel Industries Inc.	53	1
Met-Pro Corp.	58	1
* WCA Waste Corp.	99	—
Compx International Inc.	10	—
		7,340
Information Technology (23.2%)
* Netlogic Microsystems Inc.	5,467	270
Jack Henry & Associates Inc.	6,909	229
* Parametric Technology Corp.	9,534	199
* CommVault Systems Inc.	3,516	175
ADTRAN Inc.	5,179	171
* SuccessFactors Inc.	6,680	171
* Concur Technologies Inc.	3,575	169
* Wright Express Corp.	3,083	162
InterDigital Inc.	3,621	159
* QLIK Technologies Inc.	5,620	154
* SolarWinds Inc.	4,549	149

* Aruba Networks Inc.	6,814	144
* Hittite Microwave Corp.	2,516	137
* Ultimate Software Group Inc.	2,063	137
* Finisar Corp.	7,157	132
* Cavium Inc.	3,867	126
* Microsemi Corp.	6,898	123
* Semtech Corp.	5,210	121
* Aspen Technology Inc.	6,755	121
* Universal Display Corp.	3,088	120
MAXIMUS Inc.	2,771	115
* FEI Co.	2,853	115
* Netgear Inc.	2,920	111
Sapient Corp.	8,718	107
* Taleo Corp. Class A	3,277	106
Blackbaud Inc.	3,550	104
j2 Global Communications Inc.	3,671	100
* ValueClick Inc.	6,315	98
Cognex Corp.	2,702	96
* TiVo Inc.	9,517	94
* Cardtronics Inc.	3,435	93
* NetSuite Inc.	2,181	88
* Cirrus Logic Inc.	5,283	86
* RightNow Technologies Inc.	1,964	84
* Synaptics Inc.	2,577	84
* Tyler Technologies Inc.	2,553	82
* Take-Two Interactive Software Inc.	5,864	82
Power Integrations Inc.	2,315	81
* ACI Worldwide Inc.	2,664	80
* MicroStrategy Inc. Class A	637	78
* GT Advanced Technologies Inc.	10,047	78
* Sourcefire Inc.	2,265	75
Littelfuse Inc.	1,592	74
* Manhattan Associates Inc.	1,633	74
* DealerTrack Holdings Inc.	2,842	74
* Anixter International Inc.	1,197	74
* Coherent Inc.	1,425	72
* Advent Software Inc.	2,634	71
* LogMeIn Inc.	1,633	70
* Plexus Corp.	2,563	70
Heartland Payment Systems Inc.	3,068	69
Fair Isaac Corp.	1,862	68
* OpenTable Inc.	1,879	66
NIC Inc.	5,092	66
* Bottomline Technologies Inc.	2,883	65
* VirnetX Holding Corp.	3,258	65
* Progress Software Corp.	3,171	65
* BroadSoft Inc.	1,810	64
* FARO Technologies Inc.	1,309	63
* Synchronoss Technologies Inc.	2,117	63
* Rambus Inc.	7,840	63
* RealPage Inc.	2,431	61
* Ancestry.com Inc.	2,521	60
Syntel Inc.	1,226	59
* Websense Inc.	3,207	58
* Diodes Inc.	2,830	58
* TriQuint Semiconductor Inc.	13,093	57
* Veeco Instruments Inc.	2,283	57

* OSI Systems Inc.	1,176	56
* LivePerson Inc.	4,228	53
* Ceva Inc.	1,846	53
* Kenexa Corp.	2,120	53
* Netscout Systems Inc.	2,998	53
* Stratasys Inc.	1,696	52
* Constant Contact Inc.	2,365	52
* Viasat Inc.	1,089	52
* Liquidity Services Inc.	1,492	51
* comScore Inc.	2,555	51
MTS Systems Corp.	1,238	50
* Volterra Semiconductor Corp.	1,971	48
* Verint Systems Inc.	1,698	48
* Ultratech Inc.	2,019	47
* Integrated Device Technology Inc.	7,600	44
* Mentor Graphics Corp.	3,432	44
* Monotype Imaging Holdings Inc.	2,871	43
Micrel Inc.	4,047	42
OPNET	1,154	41
* DTS Inc.	1,397	40
* TNS Inc.	2,044	40
* Omnivision Technologies Inc.	3,641	39
iGate Corp.	2,483	39
Pegasystems Inc.	1,332	38
Forrester Research Inc.	1,182	38
* Maxwell Technologies Inc.	2,244	38
* Silicon Graphics International Corp.	2,488	37
Plantronics Inc.	1,043	36
* TeleTech Holdings Inc.	2,036	36
* Unisys Corp.	1,437	35
* ExlService Holdings Inc.	1,298	35
* Measurement Specialties Inc.	1,201	34
* Entropic Communications Inc.	6,877	34
* Ixia	3,099	34
Ebix Inc.	1,573	34
* Applied Micro Circuits Corp.	4,298	32
* RealD Inc.	3,296	32
Badger Meter Inc.	1,007	31
* Magma Design Automation Inc.	5,360	31
* Dice Holdings Inc.	3,888	30
* STEC Inc.	3,298	30
* Vocus Inc.	1,414	30
* Entegris Inc.	3,505	30
* Super Micro Computer Inc.	2,156	29
* OCZ Technology Group Inc.	4,124	29
* PROS Holdings Inc.	1,726	28
* Calix Inc.	3,020	27
* Cymer Inc.	608	27
* Quest Software Inc.	1,502	27
Cass Information Systems Inc.	677	26
* Rofin-Sinar Technologies Inc.	1,073	26
* Interactive Intelligence Group	1,144	26
* Silicon Image Inc.	5,034	25
* Bankrate Inc.	1,355	25
* Web.com Group Inc.	2,333	24
* LoopNet Inc.	1,332	24
* Brightpoint Inc.	2,387	24

* Blue Coat Systems Inc.	1,303	23
Stamps.com Inc.	851	23
* Fabrinet	1,638	23
* ShoreTel Inc.	3,786	23
* NVE Corp.	384	22
* Monolithic Power Systems Inc.	1,847	22
* Power-One Inc.	5,126	22
* Move Inc.	3,184	21
Keynote Systems Inc.	1,120	21
* CSG Systems International Inc.	1,334	20
* Lattice Semiconductor Corp.	2,912	20
* JDA Software Group Inc.	632	20
* DemandTec Inc.	2,593	20
* Virtusa Corp.	1,214	19
* Internap Network Services Corp.	3,612	19
* Procera Networks Inc.	1,156	19
* VASCO Data Security International Inc.	2,170	18
* Cabot Microelectronics Corp.	433	18
* Inphi Corp.	1,647	18
* Actuate Corp.	2,654	18
* Globecomm Systems Inc.	1,275	17
* Rogers Corp.	438	17
* Envestnet Inc.	1,537	16
* SPS Commerce Inc.	677	16
American Software Inc. Class A	1,824	15
* Aeroflex Holding Corp.	1,593	15
* Saba Software Inc.	2,272	15
* Wave Systems Corp. Class A	6,650	15
* Cornerstone OnDemand Inc.	916	15
* Zix Corp.	5,329	15
* IXYS Corp.	1,270	15
* Deltek Inc.	1,782	15
* RF Micro Devices Inc.	2,327	15
* SciQuest Inc.	990	14
* MIPS Technologies Inc. Class A	2,982	14
* Echo Global Logistics Inc.	905	14
* Limelight Networks Inc.	4,613	14
* Echelon Corp.	2,818	14
* IntraLinks Holdings Inc.	2,565	14
* Rubicon Technology Inc.	1,407	13
* MoneyGram International Inc.	766	13
* Digimarc Corp.	503	13
* LTX-Credence Corp.	2,140	13
* Immersion Corp.	2,096	13
* Active Network Inc.	987	13
* Travelzoo Inc.	444	12
* Callidus Software Inc.	2,407	12
* Newport Corp.	945	12
* LeCroy Corp.	1,317	12
* Perficient Inc.	1,370	12
* Glu Mobile Inc.	3,808	12
* Scansource Inc.	317	11
* Computer Task Group Inc.	850	11
* PDF Solutions Inc.	1,768	11
* Lionbridge Technologies Inc.	4,944	11
* TTM Technologies Inc.	989	11
* ServiceSource International Inc.	803	11

* Harmonic Inc.	1,944	10
* XO Group Inc.	1,407	10
* Ultra Clean Holdings	1,827	10
* Oplink Communications Inc.	623	10
Electro Rent Corp.	624	10
* TeleNav Inc.	1,242	10
Pulse Electronics Corp.	3,339	10
* Convio Inc.	972	10
* PRGX Global Inc.	1,568	9
* Angie's List Inc.	800	9
* CACI International Inc. Class A	149	8
* Seachange International Inc.	1,036	8
* Tangoe Inc.	604	8
* MoSys Inc.	2,619	8
* Mindspeed Technologies Inc.	1,460	8
* Kopin Corp.	2,001	7
* FalconStor Software Inc.	2,465	7
* Guidance Software Inc.	1,116	7
* Amtech Systems Inc.	721	7
* Digital River Inc.	401	6
* eMagin Corp.	1,522	6
* Responsys Inc.	761	6
* Extreme Networks	2,077	6
* SRS Labs Inc.	968	6
* MaxLinear Inc.	1,284	6
* Numerex Corp. Class A	767	6
* Hackett Group Inc.	1,586	6
* Powerwave Technologies Inc.	2,541	6
QAD Inc. Class A	529	6
* S1 Corp.	592	6
Daktronics Inc.	548	5
* Carbonite Inc.	424	5
* support.com Inc.	2,413	5
Marchex Inc. Class B	707	5
* AXT Inc.	1,088	5
* Demand Media Inc.	635	5
* TechTarget Inc.	831	4
* Loral Space & Communications Inc.	70	4
* TeleCommunication Systems Inc. Class A	1,568	4
* Advanced Analogic Technologies Inc.	721	4
* Meru Networks Inc.	865	4
DDi Corp.	434	4
* Electronics for Imaging Inc.	263	4
* Motricity Inc.	2,799	4
* Microvision Inc.	8,436	4
* InfoSpace Inc.	384	4
* Digi International Inc.	336	4
* Infinera Corp.	529	4
* Ellie Mae Inc.	678	4
* Sonus Networks Inc.	1,299	3
* Openwave Systems Inc.	2,052	3
* Zygo Corp.	197	3
* ATMI Inc.	145	3
* Multi-Fineline Electronix Inc.	124	3
* QuinStreet Inc.	272	3
EPIQ Systems Inc.	177	2
* Quepasa Corp.	553	2

* Electro Scientific Industries Inc.	167	2
* Exar Corp.	327	2
* Anaren Inc.	118	2
* Pericom Semiconductor Corp.	247	2
* Zillow Inc.	82	2
* NeoPhotonics Corp.	343	2
* Dialogic Inc.	1,240	2
* Kemet Corp.	148	1
* Dot Hill Systems Corp.	820	1
* NCI Inc. Class A	78	1
* Novatel Wireless Inc.	273	1
* ePlus Inc.	23	1
* Viasystems Group Inc.	22	—
* FriendFinder Networks Inc.	368	—
* KVH Industries Inc.	25	—
* VeriFone Systems Inc.	2	—
		10,310
Materials (4.2%)
NewMarket Corp.	722	143
Hecla Mining Co.	22,293	138
Balchem Corp.	2,302	96
* Stillwater Mining Co.	8,253	90
Innophos Holdings Inc.	1,730	85
Globe Specialty Metals Inc.	5,026	75
Olin Corp.	3,857	73
Eagle Materials Inc.	2,893	67
AMCOL International Corp.	1,956	65
PolyOne Corp.	5,389	58
Deltic Timber Corp.	867	56
* Chemtura Corp.	4,736	55
Koppers Holdings Inc.	1,654	55
* Calgon Carbon Corp.	3,575	53
Worthington Industries Inc.	2,870	50
* Graphic Packaging Holding Co.	11,213	50
* Innospec Inc.	1,699	49
* Kraton Performance Polymers Inc.	2,235	47
* LSB Industries Inc.	1,472	46
Gold Resource Corp.	2,280	46
Haynes International Inc.	759	46
* Flotek Industries Inc.	4,008	37
* US Gold Corp.	8,461	35
Quaker Chemical Corp.	778	30
Hawkins Inc.	698	28
Kaiser Aluminum Corp.	566	26
Zep Inc.	1,762	25
* Paramount Gold and Silver Corp.	9,401	25
* General Moly Inc.	5,411	18
* TPC Group Inc.	688	17
* Midway Gold Corp.	6,883	16
* Omnova Solutions Inc.	3,631	16
Noranda Aluminum Holding Corp.	1,824	15
* Golden Minerals Co.	2,084	14
* Coeur d'Alene Mines Corp.	467	14
* Senomyx Inc.	3,176	12
Neenah Paper Inc.	609	11
* Metals USA Holdings Corp.	931	10
* RTI International Metals Inc.	323	9

* AEP Industries Inc.	345	8
KMG Chemicals Inc.	506	8
FutureFuel Corp.	537	7
HB Fuller Co.	270	6
* SunCoke Energy Inc.	513	6
* Revett Minerals Inc.	1,111	6
American Vanguard Corp.	291	4
* Vista Gold Corp.	896	3
* Materion Corp.	128	3
A Schulman Inc.	129	3
* United States Lime & Minerals Inc.	42	2
Myers Industries Inc.	189	2
* Horsehead Holding Corp.	139	1
* Handy & Harman Ltd.	71	1
		1,861
Telecommunication Services (1.1%)
AboveNet Inc.	1,853	111
* Cogent Communications Group Inc.	3,685	63
* PAETEC Holding Corp.	7,123	38
* General Communication Inc. Class A	3,326	34
Consolidated Communications Holdings Inc.	1,677	31
* NTELOS Holdings Corp.	1,206	25
Shenandoah Telecommunications Co.	1,908	21
* 8x8 Inc.	4,986	18
* Lumos Networks Corp.	1,206	18
* Cbeyond Inc.	2,242	17
* Cincinnati Bell Inc.	4,611	13
IDT Corp. Class B	1,025	13
* Vonage Holdings Corp.	4,739	12
HickoryTech Corp.	1,073	12
* inContact Inc.	2,257	10
* Leap Wireless International Inc.	1,020	9
Atlantic Tele-Network Inc.	176	7
* Towerstream Corp.	3,398	7
Alaska Communications Systems Group Inc.	736	4
* Boingo Wireless Inc.	341	3
* Iridium Communications Inc.	363	3
SureWest Communications	77	1
* Fairpoint Communications Inc.	132	1
		471
Utilities (0.1%)
South Jersey Industries Inc.	431	24
* Genie Energy Ltd. Class B	1,025	7
Atlantic Power Corp.	496	7
Pennichuck Corp.	192	6
Otter Tail Corp.	162	3
		47
Total Common Stocks (Cost $45,625)		44,445

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $2)	0.135%	2,109	2

Total Investments (100.0%) (Cost $45,627)			44,447
Other Assets and Liabilities-Net (0.0%)			16
Net Assets (100%)			44,463

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At November 30, 2011, the cost of investment securities for tax purposes was $45,627,000. Net unrealized depreciation of investment securities for tax purposes was $1,180,000, consisting of unrealized gains of $2,939,000 on securities that had risen in value since their purchase and $4,119,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of November 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.6%)
	McDonald's Corp.	5,501	525
*	Amazon.com Inc.	1,927	371
	Walt Disney Co.	10,021	359
	Home Depot Inc.	8,472	332
	Comcast Corp. Class A	14,622	332
	News Corp. Class A	12,171	212
*	Ford Motor Co.	19,754	209
	Time Warner Inc.	5,677	198
	Target Corp.	3,653	193
*	DIRECTV Class A	4,071	192
	NIKE Inc. Class B	1,892	182
	Starbucks Corp.	3,974	173
	Lowe's Cos. Inc.	6,904	166
	Viacom Inc. Class B	3,102	139
	Yum! Brands Inc.	2,468	138
*	priceline.com Inc.	263	128
	TJX Cos. Inc.	2,047	126
	Johnson Controls Inc.	3,597	113
	Time Warner Cable Inc.	1,783	108
	Coach Inc.	1,557	97
*	Las Vegas Sands Corp.	2,079	97
	CBS Corp. Class B	3,545	92
*	General Motors Co.	4,029	86
*	Bed Bath & Beyond Inc.	1,321	80
	Kohl's Corp.	1,428	77
	Carnival Corp.	2,261	75
	Macy's Inc.	2,258	73
	McGraw-Hill Cos. Inc.	1,616	69
	Omnicom Group Inc.	1,491	64
	VF Corp.	461	64
*	Discovery Communications Inc. Class A	1,477	62
*	Liberty Global Inc. Class A	1,470	58
*	O'Reilly Automotive Inc.	731	56
	Limited Brands Inc.	1,322	56
	Ross Stores Inc.	623	56
	Staples Inc.	3,781	55
	Thomson Reuters Corp.	1,995	54
	Mattel Inc.	1,843	53
*	Chipotle Mexican Grill Inc. Class A	165	53
*	Dollar Tree Inc.	648	53
*	Liberty Interactive Corp. Class A	3,187	52
	Wynn Resorts Ltd.	420	51
	Starwood Hotels & Resorts Worldwide Inc.	1,034	49
	Genuine Parts Co.	834	49
*	Liberty Media Corp. - Liberty Capital Class A	621	47
	Ralph Lauren Corp. Class A	333	47
*	AutoZone Inc.	141	46
	Harley-Davidson Inc.	1,253	46
	Tiffany & Co.	677	45

Best Buy Co. Inc.	1,563	42
Marriott International Inc. Class A	1,376	42
Nordstrom Inc.	865	39
Family Dollar Stores Inc.	648	39
* BorgWarner Inc.	581	38
* Sirius XM Radio Inc.	20,923	38
Virgin Media Inc.	1,682	37
Gap Inc.	1,875	35
Darden Restaurants Inc.	724	35
* CarMax Inc.	1,197	34
Wyndham Worldwide Corp.	901	32
PetSmart Inc.	601	29
Expedia Inc.	1,029	29
* Apollo Group Inc. Class A	590	29
JC Penney Co. Inc.	877	28
Tractor Supply Co.	383	28
International Game Technology	1,590	27
Advance Auto Parts Inc.	391	27
DISH Network Corp. Class A	1,061	26
H&R Block Inc.	1,619	25
Autoliv Inc.	473	25
* Fossil Inc.	277	25
Interpublic Group of Cos. Inc.	2,591	24
Newell Rubbermaid Inc.	1,544	24
* LKQ Corp.	773	24
Lear Corp.	557	23
Hasbro Inc.	645	23
* Deckers Outdoor Corp.	205	22
Abercrombie & Fitch Co.	466	22
Gentex Corp.	756	22
* Panera Bread Co. Class A	154	22
PVH Corp.	317	22
* Dollar General Corp.	525	21
Williams-Sonoma Inc.	557	21
Garmin Ltd.	570	21
Polaris Industries Inc.	344	21
Signet Jewelers Ltd.	461	20
Royal Caribbean Cruises Ltd.	716	20
* Tempur-Pedic International Inc.	363	20
Whirlpool Corp.	404	20
Scripps Networks Interactive Inc. Class A	497	20
* Dick's Sporting Goods Inc.	500	20
Foot Locker Inc.	820	19
Tupperware Brands Corp.	331	19
* MGM Resorts International	1,868	19
* Goodyear Tire & Rubber Co.	1,294	18
* Netflix Inc.	278	18
DR Horton Inc.	1,484	18
* TRW Automotive Holdings Corp.	540	18
* NVR Inc.	26	17
* GameStop Corp. Class A	749	17
Cablevision Systems Corp. Class A	1,151	17
* Urban Outfitters Inc.	637	17
Leggett & Platt Inc.	757	17
* Ulta Salon Cosmetics & Fragrance Inc.	241	17
* Mohawk Industries Inc.	301	16
* Charter Communications Inc. Class A	307	16

* Toll Brothers Inc.	778	16
* Under Armour Inc. Class A	193	16
Lennar Corp. Class A	850	16
Harman International Industries Inc.	371	15
Jarden Corp.	487	15
* Visteon Corp.	270	15
American Eagle Outfitters Inc.	1,033	14
* Big Lots Inc.	348	14
Gannett Co. Inc.	1,274	14
* Penn National Gaming Inc.	360	13
Service Corp. International	1,266	13
DeVry Inc.	365	13
* Hanesbrands Inc.	511	13
* Sears Holdings Corp.	205	12
Rent-A-Center Inc.	338	12
John Wiley & Sons Inc. Class A	247	12
* Warnaco Group Inc.	234	12
Sotheby's	358	11
Aaron's Inc.	424	11
* PulteGroup Inc.	1,810	11
Brinker International Inc.	450	11
* AMC Networks Inc. Class A	288	10
* Carter's Inc.	260	10
* Domino's Pizza Inc.	309	10
* Sally Beauty Holdings Inc.	503	10
Chico's FAS Inc.	934	10
Wolverine World Wide Inc.	263	10
Guess? Inc.	344	10
Cinemark Holdings Inc.	493	10
* Dana Holding Corp.	775	10
* Tesla Motors Inc.	286	9
Washington Post Co. Class B	26	9
* Tenneco Inc.	321	9
* Madison Square Garden Co. Class A	319	9
* Life Time Fitness Inc.	225	9
* Ascena Retail Group Inc.	333	9
Weight Watchers International Inc.	153	9
Brunswick Corp.	472	9
* Bally Technologies Inc.	229	9
* Cheesecake Factory Inc.	306	9
Vail Resorts Inc.	191	9
Six Flags Entertainment Corp.	221	8
* Hyatt Hotels Corp. Class A	235	8
Wendy's Co.	1,586	8
Pool Corp.	255	8
Morningstar Inc.	129	8
Dillard's Inc. Class A	165	8
* ITT Educational Services Inc.	141	8
Men's Wearhouse Inc.	273	8
HSN Inc.	212	8
Hillenbrand Inc.	333	8
* Lamar Advertising Co. Class A	308	8
* AutoNation Inc.	206	7
* Childrens Place Retail Stores Inc.	138	7
* Genesco Inc.	125	7
* JOS A Bank Clothiers Inc.	146	7
* Steven Madden Ltd.	201	7

* Coinstar Inc.	166	7
* Pier 1 Imports Inc.	520	7
* Crocs Inc.	454	7
* DreamWorks Animation SKG Inc. Class A	378	7
* Iconix Brand Group Inc.	387	7
Express Inc.	293	7
* Aeropostale Inc.	428	7
* Hibbett Sports Inc.	145	7
* ANN Inc.	276	7
* Live Nation Entertainment Inc.	749	6
Monro Muffler Brake Inc.	161	6
* WMS Industries Inc.	303	6
Strayer Education Inc.	65	6
* Buffalo Wild Wings Inc.	97	6
Group 1 Automotive Inc.	127	6
Regal Entertainment Group Class A	429	6
* BJ's Restaurants Inc.	127	6
RadioShack Corp.	529	6
* Saks Inc.	612	6
Cracker Barrel Old Country Store Inc.	122	6
Finish Line Inc. Class A	274	6
Thor Industries Inc.	235	6
Buckle Inc.	142	6
Meredith Corp.	193	6
* Select Comfort Corp.	295	5
Choice Hotels International Inc.	152	5
* 99 Cents Only Stores	248	5
Arbitron Inc.	144	5
* Cabela's Inc.	229	5
Bob Evans Farms Inc.	160	5
* New York Times Co. Class A	728	5
DSW Inc. Class A	115	5
Matthews International Corp. Class A	156	5
* Jack in the Box Inc.	246	5
Jones Group Inc.	464	5
* Valassis Communications Inc.	260	5
Regis Corp.	306	5
* Helen of Troy Ltd.	163	5
* Vitamin Shoppe Inc.	131	5
Penske Automotive Group Inc.	237	5
* True Religion Apparel Inc.	136	5
* Collective Brands Inc.	326	5
* Education Management Corp.	204	5
Texas Roadhouse Inc. Class A	334	4
Cooper Tire & Rubber Co.	329	4
* Shutterfly Inc.	158	4
* Liz Claiborne Inc.	501	4
* Gaylord Entertainment Co.	189	4
* Vera Bradley Inc.	104	4
* iRobot Corp.	125	4
* Peet's Coffee & Tea Inc.	68	4
* Papa John's International Inc.	104	4
* DineEquity Inc.	82	4
International Speedway Corp. Class A	156	4
National CineMedia Inc.	292	4
Scholastic Corp.	140	4
* Steiner Leisure Ltd.	80	4

Cato Corp. Class A	146	4
PF Chang's China Bistro Inc.	121	4
American Greetings Corp. Class A	215	4
* American Public Education Inc.	95	4
* Orient-Express Hotels Ltd. Class A	505	4
MDC Holdings Inc.	199	4
CEC Entertainment Inc.	105	4
* Ascent Capital Group Inc. Class A	76	4
Ryland Group Inc.	235	4
* Pinnacle Entertainment Inc.	328	3
* K12 Inc.	137	3
* Dunkin' Brands Group Inc.	135	3
* GNC Holdings Inc.	122	3
* Office Depot Inc.	1,473	3
Churchill Downs Inc.	67	3
Columbia Sportswear Co.	64	3
* Meritage Homes Corp.	148	3
Sturm Ruger & Co. Inc.	100	3
* Shuffle Master Inc.	286	3
PEP Boys-Manny Moe & Jack	279	3
Sonic Automotive Inc. Class A	213	3
* American Axle & Manufacturing Holdings Inc.	354	3
* Asbury Automotive Group Inc.	155	3
Ameristar Casinos Inc.	171	3
KB Home	407	3
* Interval Leisure Group Inc.	212	3
Belo Corp. Class A	489	3
Fred's Inc. Class A	208	3
Sinclair Broadcast Group Inc. Class A	267	3
Jakks Pacific Inc.	144	3
* La-Z-Boy Inc.	275	3
Barnes & Noble Inc.	154	3
* Skechers U.S.A. Inc. Class A	199	3
* Scientific Games Corp. Class A	308	3
Lithia Motors Inc. Class A	119	3
* Zumiez Inc.	112	3
* Capella Education Co.	77	3
Stewart Enterprises Inc. Class A	418	3
Ethan Allen Interiors Inc.	128	3
* Blue Nile Inc.	68	3
Oxford Industries Inc.	68	3
* Ruby Tuesday Inc.	345	3
* Clear Channel Outdoor Holdings Inc. Class A	216	2
* Career Education Corp.	342	2
* Charming Shoppes Inc.	616	2
* Modine Manufacturing Co.	246	2
* Grand Canyon Education Inc.	152	2
* Krispy Kreme Doughnuts Inc.	310	2
* Sonic Corp.	330	2
Core-Mark Holding Co. Inc.	60	2
* Maidenform Brands Inc.	125	2
* Knology Inc.	159	2
* Dorman Products Inc.	58	2
Drew Industries Inc.	102	2
Stage Stores Inc.	175	2
* Marriott Vacations Worldwide Corp.	137	2
* Bridgepoint Education Inc.	98	2

Harte-Hanks Inc.	234	2
* Quiksilver Inc.	686	2
* OfficeMax Inc.	455	2
* Lions Gate Entertainment Corp.	238	2
* AFC Enterprises Inc.	132	2
* Lumber Liquidators Holdings Inc.	122	2
* Biglari Holdings Inc.	6	2
Standard Motor Products Inc.	105	2
* Boyd Gaming Corp.	302	2
Superior Industries International Inc.	124	2
Callaway Golf Co.	351	2
Brown Shoe Co. Inc.	233	2
* Rue21 Inc.	80	2
MDC Partners Inc. Class A	132	2
* Denny's Corp.	550	2
* Standard Pacific Corp.	585	2
* Amerigon Inc.	117	2
* Red Robin Gourmet Burgers Inc.	69	2
* Wet Seal Inc. Class A	529	2
Blyth Inc.	27	2
* Digital Generation Inc.	152	2
Nutrisystem Inc.	151	2
* Bravo Brio Restaurant Group Inc.	101	2
Bebe Stores Inc.	230	2
HOT Topic Inc.	237	2
* Federal-Mogul Corp.	114	2
* Universal Technical Institute Inc.	128	2
* Eastman Kodak Co.	1,507	2
* Central European Media Enterprises Ltd. Class A	193	2
* Fuel Systems Solutions Inc.	91	2
Movado Group Inc.	102	2
* HomeAway Inc.	54	1
* Leapfrog Enterprises Inc.	259	1
* Fisher Communications Inc.	47	1
* America's Car-Mart Inc.	39	1
Marcus Corp.	113	1
* Zagg Inc.	120	1
* G-III Apparel Group Ltd.	73	1
* hhgregg Inc.	84	1
* EW Scripps Co. Class A	156	1
* Body Central Corp.	62	1
* Exide Technologies	475	1
* Cavco Industries Inc.	32	1
* Stoneridge Inc.	158	1
* Arctic Cat Inc.	64	1
* Libbey Inc.	104	1
World Wrestling Entertainment Inc. Class A	131	1
* Kirkland's Inc.	96	1
Big 5 Sporting Goods Corp.	131	1
* Journal Communications Inc. Class A	273	1
PetMed Express Inc.	121	1
* Universal Electronics Inc.	66	1
Haverty Furniture Cos. Inc.	89	1
* Multimedia Games Holding Co. Inc.	145	1
* Beazer Homes USA Inc.	494	1
* Winnebago Industries Inc.	164	1
* Smith & Wesson Holding Corp.	337	1

* Shoe Carnival Inc.	42	1
* MarineMax Inc.	147	1
* Conn's Inc.	83	1
Destination Maternity Corp.	63	1
* Corinthian Colleges Inc.	346	1
* Citi Trends Inc.	101	1
* Perry Ellis International Inc.	62	1
* interCLICK Inc.	92	1
* Build-A-Bear Workshop Inc.	99	1
Stein Mart Inc.	120	1
* Unifi Inc.	100	1
* Carrols Restaurant Group Inc.	74	1
Winmark Corp.	14	1
Weyco Group Inc.	31	1
* Steinway Musical Instruments Inc.	28	1
* Caribou Coffee Co. Inc.	55	1
Speedway Motorsports Inc.	53	1
* Systemax Inc.	50	1
CSS Industries Inc.	34	1
Lifetime Brands Inc.	60	1
Outdoor Channel Holdings Inc.	102	1
* Archipelago Learning Inc.	67	1
* Ruth's Hospitality Group Inc.	140	1
* M/I Homes Inc.	76	1
* Red Lion Hotels Corp.	96	1
* Audiovox Corp. Class A	92	1
RG Barry Corp.	51	1
* Francesca's Holdings Corp.	40	1
* Pandora Media Inc.	64	1
* Cumulus Media Inc. Class A	213	1
* West Marine Inc.	66	1
* McCormick & Schmick's Seafood Restaurants Inc.	74	1
Spartan Motors Inc.	127	1
* Delta Apparel Inc.	35	1
* Morgans Hotel Group Co.	98	1
Mac-Gray Corp.	49	1
* Cost Plus Inc.	74	1
* Town Sports International Holdings Inc.	82	1
Lincoln Educational Services Corp.	81	1
* Benihana Inc. Class A	58	1
* Casual Male Retail Group Inc.	179	1
* O'Charleys Inc.	88	1
* Skullcandy Inc.	38	1
* Entercom Communications Corp. Class A	99	1
* Tuesday Morning Corp.	167	1
* Sealy Corp.	271	1
* Saga Communications Inc. Class A	15	1
* Summer Infant Inc.	77	1
* LIN TV Corp. Class A	147	1
* Teavana Holdings Inc.	25	1
Cherokee Inc.	38	1
* Talbots Inc.	234	—
* Martha Stewart Living Omnimedia Class A	156	—
* Rentrak Corp.	33	—
* Zale Corp.	131	—
* Jamba Inc.	310	—
* New York & Co. Inc.	145	—

* School Specialty Inc.	92	—
* Black Diamond Inc.	50	—
AH Belo Corp. Class A	92	—
* Motorcar Parts of America Inc.	51	—
* Overstock.com Inc.	45	—
* Geeknet Inc.	18	—
Ambassadors Group Inc.	79	—
* Luby's Inc.	73	—
* Valuevision Media Inc. Class A	181	—
* Hovnanian Enterprises Inc. Class A	243	—
* Orbitz Worldwide Inc.	95	—
* Gray Television Inc.	195	—
* ReachLocal Inc.	38	—
* Pacific Sunwear of California Inc.	206	—
* Global Sources Ltd.	46	—
Christopher & Banks Corp.	99	—
* K-Swiss Inc. Class A	93	—
* Isle of Capri Casinos Inc.	52	—
* Coldwater Creek Inc.	266	—
* Monarch Casino & Resort Inc.	22	—
* McClatchy Co. Class A	178	—
* Furniture Brands International Inc.	193	—
* Nexstar Broadcasting Group Inc. Class A	24	—
* Cambium Learning Group Inc.	57	—
* Johnson Outdoors Inc. Class A	11	—
* Kenneth Cole Productions Inc. Class A	17	—
* Tower International Inc.	16	—
Value Line Inc.	13	—
Einstein Noah Restaurant Group Inc.	11	—
* Entravision Communications Corp. Class A	93	—
* 1-800-Flowers.com Inc. Class A	59	—
* Crown Media Holdings Inc. Class A	70	—
* Gordmans Stores Inc.	8	—
National American University Holdings Inc.	13	—
* Marine Products Corp.	18	—
Shiloh Industries Inc.	11	—
Skyline Corp.	14	—
* US Auto Parts Network Inc.	17	—
* Westwood One Inc. Class A	16	—
Bon-Ton Stores Inc.	22	—
		8,661
Consumer Staples (9.7%)
Procter & Gamble Co.	14,799	956
Philip Morris International Inc.	9,428	719
Coca-Cola Co.	10,474	704
Wal-Mart Stores Inc.	9,408	554
PepsiCo Inc.	8,380	536
Altria Group Inc.	11,098	318
Kraft Foods Inc.	8,761	317
CVS Caremark Corp.	7,189	279
Colgate-Palmolive Co.	2,592	237
Costco Wholesale Corp.	2,316	198
Walgreen Co.	4,854	164
Kimberly-Clark Corp.	2,083	149
General Mills Inc.	3,385	135
Archer-Daniels-Midland Co.	3,583	108
HJ Heinz Co.	1,706	90

Sysco Corp.	3,094	88
Mead Johnson Nutrition Co.	1,083	82
Lorillard Inc.	716	80
Kroger Co.	3,215	74
Reynolds American Inc.	1,777	74
Estee Lauder Cos. Inc. Class A	598	71
Kellogg Co.	1,304	64
Sara Lee Corp.	3,102	59
Whole Foods Market Inc.	820	56
ConAgra Foods Inc.	2,168	55
Bunge Ltd.	780	49
JM Smucker Co.	615	47
Hershey Co.	806	46
Clorox Co.	707	46
Coca-Cola Enterprises Inc.	1,723	45
Brown-Forman Corp. Class B	543	43
Beam Inc.	817	43
Dr Pepper Snapple Group Inc.	1,173	43
Avon Products Inc.	2,280	39
Safeway Inc.	1,878	38
Herbalife Ltd.	632	35
* Hansen Natural Corp.	372	34
McCormick & Co. Inc.	703	34
* Green Mountain Coffee Roasters Inc.	651	34
Church & Dwight Co. Inc.	757	33
Tyson Foods Inc. Class A	1,596	32
Campbell Soup Co.	941	31
Molson Coors Brewing Co. Class B	712	29
* Energizer Holdings Inc.	370	27
* Ralcorp Holdings Inc.	292	24
Hormel Foods Corp.	728	22
* Smithfield Foods Inc.	881	22
Corn Products International Inc.	405	21
* Constellation Brands Inc. Class A	964	19
Nu Skin Enterprises Inc. Class A	290	14
* TreeHouse Foods Inc.	188	12
Flowers Foods Inc.	593	12
Casey's General Stores Inc.	201	11
Ruddick Corp.	260	10
* Dean Foods Co.	971	10
* United Natural Foods Inc.	256	10
* Darling International Inc.	621	9
SUPERVALU Inc.	1,125	8
* Hain Celestial Group Inc.	190	7
Lancaster Colony Corp.	100	7
Pricesmart Inc.	95	6
Sanderson Farms Inc.	118	6
* Fresh Market Inc.	149	6
Universal Corp.	123	6
B&G Foods Inc. Class A	253	6
Snyders-Lance Inc.	250	5
* Elizabeth Arden Inc.	129	5
Fresh Del Monte Produce Inc.	194	5
Vector Group Ltd.	255	5
Andersons Inc.	99	4
* Boston Beer Co. Inc. Class A	43	4
J&J Snack Foods Corp.	76	4

* Rite Aid Corp.	3,126	4
WD-40 Co.	85	3
Diamond Foods Inc.	117	3
Tootsie Roll Industries Inc.	126	3
* Heckmann Corp.	489	3
* Prestige Brands Holdings Inc.	267	3
Cal-Maine Foods Inc.	75	2
* Spectrum Brands Holdings Inc.	89	2
Weis Markets Inc.	58	2
* Central Garden and Pet Co. Class A	252	2
Spartan Stores Inc.	120	2
* AMAG Pharmaceuticals Inc.	117	2
* Chiquita Brands International Inc.	240	2
Nash Finch Co.	68	2
* Winn-Dixie Stores Inc.	324	2
* Central European Distribution Corp.	385	2
* Pantry Inc.	137	2
Calavo Growers Inc.	63	2
* Smart Balance Inc.	315	2
* Dole Food Co. Inc.	195	2
* Pilgrim's Pride Corp.	267	1
* Star Scientific Inc.	566	1
* USANA Health Sciences Inc.	38	1
Inter Parfums Inc.	74	1
Ingles Markets Inc. Class A	80	1
* Seneca Foods Corp. Class A	54	1
* Alliance One International Inc.	405	1
Coca-Cola Bottling Co. Consolidated	20	1
* Medifast Inc.	78	1
* Susser Holdings Corp.	44	1
* Revlon Inc. Class A	62	1
National Beverage Corp.	52	1
Village Super Market Inc. Class A	28	1
* Schiff Nutrition International Inc.	72	1
* Nature's Sunshine Products Inc.	44	1
Oil-Dri Corp. of America	33	1
Female Health Co.	147	1
* Omega Protein Corp.	74	1
Arden Group Inc.	6	1
* Chefs' Warehouse Inc.	41	1
* Nutraceutical International Corp.	45	1
Limoneira Co.	26	—
* Craft Brewers Alliance Inc.	45	—
Imperial Sugar Co.	60	—
* Synutra International Inc.	40	—
* Primo Water Corp.	58	—
Griffin Land & Nurseries Inc.	6	—
MGP Ingredients Inc.	31	—
* Harbinger Group Inc.	32	—
Farmer Bros Co.	19	—
* Lifeway Foods Inc.	13	—
Alico Inc.	5	—
		7,243
Energy (11.5%)
Exxon Mobil Corp.	26,117	2,101
Chevron Corp.	10,658	1,096
Schlumberger Ltd.	7,194	542

ConocoPhillips	7,494	535
Occidental Petroleum Corp.	4,309	426
Anadarko Petroleum Corp.	2,638	214
Apache Corp.	2,033	202
Halliburton Co.	4,851	179
National Oilwell Varco Inc.	2,243	161
EOG Resources Inc.	1,423	148
Devon Energy Corp.	2,243	147
Baker Hughes Inc.	2,304	126
Marathon Oil Corp.	3,775	106
El Paso Corp.	4,077	102
Spectra Energy Corp.	3,445	101
Williams Cos. Inc.	3,119	101
Hess Corp.	1,609	97
Noble Energy Inc.	936	92
Chesapeake Energy Corp.	3,487	88
* Southwestern Energy Co.	1,845	70
* Cameron International Corp.	1,299	70
Valero Energy Corp.	3,023	67
* FMC Technologies Inc.	1,274	67
Marathon Petroleum Corp.	1,887	63
Range Resources Corp.	852	61
Pioneer Natural Resources Co.	619	59
Murphy Oil Corp.	1,025	57
Peabody Energy Corp.	1,435	56
* Concho Resources Inc.	548	56
Consol Energy Inc.	1,202	50
Cabot Oil & Gas Corp.	554	49
EQT Corp.	712	44
* Denbury Resources Inc.	2,131	36
* Newfield Exploration Co.	713	33
QEP Resources Inc.	937	31
Cimarex Energy Co.	454	30
* Whiting Petroleum Corp.	623	29
* Alpha Natural Resources Inc.	1,201	29
Helmerich & Payne Inc.	505	29
* Ultra Petroleum Corp.	811	29
Core Laboratories NV	242	28
Oceaneering International Inc.	576	27
* Nabors Industries Ltd.	1,523	27
Southern Union Co.	661	27
SM Energy Co.	338	27
Kinder Morgan Inc.	905	27
* Plains Exploration & Production Co.	748	27
HollyFrontier Corp.	1,011	24
* Rowan Cos. Inc.	676	23
* Brigham Exploration Co.	621	23
Sunoco Inc.	573	22
* Dresser-Rand Group Inc.	423	22
Diamond Offshore Drilling Inc.	365	22
* Oil States International Inc.	271	20
Energen Corp.	382	19
Arch Coal Inc.	1,122	18
* Tesoro Corp.	762	18
Patterson-UTI Energy Inc.	819	17
World Fuel Services Corp.	375	16
* SandRidge Energy Inc.	2,174	16

* Continental Resources Inc.	222	16
* Rosetta Resources Inc.	281	15
* Complete Production Services Inc.	418	15
CARBO Ceramics Inc.	102	15
* McDermott International Inc.	1,244	14
Tidewater Inc.	275	14
* Dril-Quip Inc.	182	13
* Energy XXI Bermuda Ltd.	399	13
* Superior Energy Services Inc.	422	13
* Atwood Oceanics Inc.	300	12
Berry Petroleum Co. Class A	273	12
Lufkin Industries Inc.	161	11
* Unit Corp.	222	11
* Key Energy Services Inc.	661	10
SEACOR Holdings Inc.	115	10
* Helix Energy Solutions Group Inc.	562	10
* Kodiak Oil & Gas Corp.	1,109	10
* Bill Barrett Corp.	251	10
* Forest Oil Corp.	603	10
* Oasis Petroleum Inc.	316	10
EXCO Resources Inc.	790	9
Golar LNG Ltd.	212	9
Bristow Group Inc.	193	9
* CVR Energy Inc.	466	9
* McMoRan Exploration Co.	520	8
* Northern Oil and Gas Inc.	335	8
* Stone Energy Corp.	259	7
* Gulfport Energy Corp.	222	7
* Cloud Peak Energy Inc.	323	7
* Cobalt International Energy Inc.	628	7
* Swift Energy Co.	225	7
* SemGroup Corp. Class A	220	6
Teekay Corp.	221	6
* Carrizo Oil & Gas Inc.	207	6
* Gulfmark Offshore Inc.	126	6
* Quicksilver Resources Inc.	626	5
* Patriot Coal Corp.	483	5
RPC Inc.	228	4
* Cheniere Energy Inc.	439	4
* Parker Drilling Co.	619	4
* Newpark Resources Inc.	480	4
* Global Industries Ltd.	536	4
* Petroleum Development Corp.	125	4
* Comstock Resources Inc.	252	4
Contango Oil & Gas Co.	65	4
* Hornbeck Offshore Services Inc.	121	4
* ION Geophysical Corp.	697	4
* Exterran Holdings Inc.	339	4
Apco Oil and Gas International Inc.	48	4
* Tetra Technologies Inc.	407	4
* Approach Resources Inc.	119	4
W&T Offshore Inc.	185	4
* Pioneer Drilling Co.	327	4
* Clean Energy Fuels Corp.	263	3
* Resolute Energy Corp.	245	3
* Western Refining Inc.	279	3
Nordic American Tankers Ltd.	251	3

* GeoResources Inc.	108	3
* Hyperdynamics Corp.	825	3
Targa Resources Corp.	87	3
* Rex Energy Corp.	185	3
* Magnum Hunter Resources Corp.	591	3
Crosstex Energy Inc.	215	3
* Basic Energy Services Inc.	129	2
Ship Finance International Ltd.	239	2
* Hercules Offshore Inc.	610	2
* Clayton Williams Energy Inc.	32	2
* Kosmos Energy Ltd.	174	2
Gulf Island Fabrication Inc.	77	2
* Tesco Corp.	160	2
* Energy Partners Ltd.	154	2
* Petroquest Energy Inc.	309	2
* Goodrich Petroleum Corp.	137	2
* OYO Geospace Corp.	21	2
* Vaalco Energy Inc.	296	2
Knightsbridge Tankers Ltd.	117	2
* BPZ Resources Inc.	571	2
* Harvest Natural Resources Inc.	197	2
* Abraxas Petroleum Corp.	488	2
* Rentech Inc.	1,178	2
* ATP Oil & Gas Corp.	235	2
* James River Coal Co.	200	2
* PHI Inc.	69	2
Overseas Shipholding Group Inc.	144	2
* Venoco Inc.	160	2
* Triangle Petroleum Corp.	259	2
* Dawson Geophysical Co.	42	2
Houston American Energy Corp.	103	1
* FX Energy Inc.	297	1
Penn Virginia Corp.	257	1
* Endeavour International Corp.	196	1
* Cal Dive International Inc.	569	1
* Matrix Service Co.	140	1
* Green Plains Renewable Energy Inc.	121	1
Panhandle Oil and Gas Inc. Class A	37	1
* Amyris Inc.	110	1
* Gastar Exploration Ltd.	373	1
* Vantage Drilling Co.	978	1
* Warren Resources Inc.	400	1
* C&J Energy Services Inc.	58	1
* Natural Gas Services Group Inc.	77	1
* Mitcham Industries Inc.	68	1
* Willbros Group Inc.	246	1
* Uranium Energy Corp.	308	1
* Callon Petroleum Co.	172	1
* REX American Resources Corp.	44	1
* KiOR Inc.	43	1
* Scorpio Tankers Inc.	103	1
Delek US Holdings Inc.	59	1
* Evolution Petroleum Corp.	87	1
* USEC Inc.	448	1
* Solazyme Inc.	52	1
* Global Geophysical Services Inc.	87	1
Teekay Tankers Ltd. Class A	151	1

Frontline Ltd.	179	1
* Miller Energy Resources Inc.	157	1
* Uranerz Energy Corp.	237	1
* Voyager Oil & Gas Inc.	174	—
* Ur-Energy Inc.	398	—
* Syntroleum Corp.	403	—
* RigNet Inc.	23	—
* Uranium Resources Inc.	347	—
* Union Drilling Inc.	48	—
* Crimson Exploration Inc.	120	—
Alon USA Energy Inc.	40	—
* Westmoreland Coal Co.	33	—
* GMX Resources Inc.	240	—
* Isramco Inc.	3	—
* Zion Oil & Gas Inc.	63	—
Hallador Energy Co.	16	—
* L&L Energy Inc.	53	—
DHT Holdings Inc.	176	—
* CAMAC Energy Inc.	111	—
* Geokinetics Inc.	33	—
* Gevo Inc.	12	—
* Atlas Energy Inc. Escrow	199	—
* General Maritime Corp.	260	—
		8,566
Financials (14.5%)
* Berkshire Hathaway Inc. Class B	9,281	731
Wells Fargo & Co.	26,079	674
JPMorgan Chase & Co.	21,068	652
Citigroup Inc.	15,407	423
Bank of America Corp.	53,723	292
American Express Co.	5,570	268
US Bancorp	10,214	265
Goldman Sachs Group Inc.	2,745	263
Simon Property Group Inc.	1,555	193
PNC Financial Services Group Inc.	2,790	151
MetLife Inc.	4,355	137
Prudential Financial Inc.	2,577	131
Bank of New York Mellon Corp.	6,583	128
Travelers Cos. Inc.	2,221	125
ACE Ltd.	1,789	124
Morgan Stanley	8,189	121
Capital One Financial Corp.	2,434	109
Aflac Inc.	2,480	108
State Street Corp.	2,672	106
Chubb Corp.	1,551	105
Public Storage	745	98
CME Group Inc.	356	89
Marsh & McLennan Cos. Inc.	2,908	88
Equity Residential	1,562	86
BB&T Corp.	3,692	86
HCP Inc.	2,152	83
Annaly Capital Management Inc.	5,042	81
Aon Corp.	1,753	81
T Rowe Price Group Inc.	1,378	78
BlackRock Inc.	454	78
Franklin Resources Inc.	768	77
Allstate Corp.	2,772	74

Boston Properties Inc.	772	74
Vornado Realty Trust	977	73
Ventas Inc.	1,344	71
Discover Financial Services	2,892	69
ProLogis Inc.	2,433	68
Charles Schwab Corp.	5,553	66
Loews Corp.	1,680	65
AvalonBay Communities Inc.	499	62
Progressive Corp.	3,290	62
Ameriprise Financial Inc.	1,284	59
Fifth Third Bancorp	4,871	59
American International Group Inc.	2,343	55
SunTrust Banks Inc.	2,847	52
Host Hotels & Resorts Inc.	3,638	51
Invesco Ltd.	2,450	50
M&T Bank Corp.	665	49
Weyerhaeuser Co.	2,856	48
* IntercontinentalExchange Inc.	389	47
Health Care REIT Inc.	937	47
Northern Trust Corp.	1,151	43
General Growth Properties Inc.	2,989	42
Hartford Financial Services Group Inc.	2,361	42
Principal Financial Group Inc.	1,704	41
NYSE Euronext	1,388	40
KeyCorp	5,041	37
Unum Group	1,632	37
Moody's Corp.	1,057	37
SLM Corp.	2,796	36
* CIT Group Inc.	1,063	36
Macerich Co.	694	35
Kimco Realty Corp.	2,157	34
Digital Realty Trust Inc.	533	34
XL Group plc Class A	1,640	34
Lincoln National Corp.	1,662	34
Plum Creek Timber Co. Inc.	859	32
SL Green Realty Corp.	472	31
Federal Realty Investment Trust	330	29
New York Community Bancorp Inc.	2,319	28
Regions Financial Corp.	6,661	27
American Capital Agency Corp.	946	27
UDR Inc.	1,151	27
Comerica Inc.	1,065	27
* Arch Capital Group Ltd.	700	26
Rayonier Inc.	645	26
* Affiliated Managers Group Inc.	276	26
* CBRE Group Inc. Class A	1,549	26
People's United Financial Inc.	1,997	25
Leucadia National Corp.	1,047	25
Huntington Bancshares Inc.	4,577	24
Realty Income Corp.	706	24
Torchmark Corp.	557	24
PartnerRe Ltd.	358	24
Essex Property Trust Inc.	173	23
Cincinnati Financial Corp.	775	23
Axis Capital Holdings Ltd.	686	22
Camden Property Trust	373	22
Alexandria Real Estate Equities Inc.	328	22

* MSCI Inc. Class A	637	21
Everest Re Group Ltd.	244	21
Legg Mason Inc.	789	21
WR Berkley Corp.	606	21
* Markel Corp.	51	20
Reinsurance Group of America Inc. Class A	391	20
RenaissanceRe Holdings Ltd.	274	20
Assurant Inc.	511	20
BRE Properties Inc.	395	19
Senior Housing Properties Trust	863	19
TD Ameritrade Holding Corp.	1,160	19
Fidelity National Financial Inc. Class A	1,184	19
Taubman Centers Inc.	296	18
Liberty Property Trust	611	18
Arthur J Gallagher & Co.	586	18
Transatlantic Holdings Inc.	331	18
Regency Centers Corp.	477	18
* NASDAQ OMX Group Inc.	655	17
* Genworth Financial Inc. Class A	2,601	17
Ares Capital Corp.	1,086	17
HCC Insurance Holdings Inc.	603	16
Raymond James Financial Inc.	540	16
Zions Bancorporation	975	16
Duke Realty Corp.	1,340	16
East West Bancorp Inc.	788	15
Commerce Bancshares Inc.	412	15
American Financial Group Inc.	426	15
White Mountains Insurance Group Ltd.	36	15
Piedmont Office Realty Trust Inc. Class A	916	15
Lazard Ltd. Class A	588	15
Eaton Vance Corp.	629	15
Jones Lang LaSalle Inc.	228	15
Chimera Investment Corp.	5,445	15
Hospitality Properties Trust	654	14
* Signature Bank	245	14
Cullen/Frost Bankers Inc.	282	14
American Campus Communities Inc.	360	14
First Niagara Financial Group Inc.	1,608	14
Hudson City Bancorp Inc.	2,511	14
Home Properties Inc.	254	14
Apartment Investment & Management Co.	633	14
DDR Corp.	1,145	13
National Retail Properties Inc.	505	13
Weingarten Realty Investors	640	13
* American Capital Ltd.	1,870	13
MFA Financial Inc.	1,887	13
SEI Investments Co.	772	13
Tanger Factory Outlet Centers	456	13
ProAssurance Corp.	162	13
Brown & Brown Inc.	617	13
Waddell & Reed Financial Inc. Class A	458	12
BioMed Realty Trust Inc.	696	12
Hancock Holding Co.	404	12
Validus Holdings Ltd.	409	12
* E*Trade Financial Corp.	1,330	12
Extra Space Storage Inc.	498	12
Allied World Assurance Co. Holdings AG	201	12

Douglas Emmett Inc.	659	12
Mack-Cali Realty Corp.	461	12
Old Republic International Corp.	1,375	11
CBL & Associates Properties Inc.	786	11
Kilroy Realty Corp.	310	11
Mid-America Apartment Communities Inc.	195	11
Entertainment Properties Trust	248	11
CapitalSource Inc.	1,714	11
* First Republic Bank	389	11
Alterra Capital Holdings Ltd.	481	11
Highwoods Properties Inc.	382	11
Erie Indemnity Co. Class A	146	11
Bank of Hawaii Corp.	253	11
First Horizon National Corp.	1,396	11
* SVB Financial Group	228	11
Valley National Bancorp	900	11
Hatteras Financial Corp.	396	11
LaSalle Hotel Properties	451	11
Post Properties Inc.	264	11
City National Corp.	247	10
Protective Life Corp.	455	10
Alleghany Corp.	35	10
Equity Lifestyle Properties Inc.	163	10
Capitol Federal Financial Inc.	888	10
Prosperity Bancshares Inc.	249	10
Aspen Insurance Holdings Ltd.	375	10
Fulton Financial Corp.	1,056	10
Omega Healthcare Investors Inc.	539	10
Invesco Mortgage Capital Inc.	612	10
Associated Banc-Corp	919	10
Washington Real Estate Investment Trust	350	10
Assured Guaranty Ltd.	977	9
* Stifel Financial Corp.	285	9
* Forest City Enterprises Inc. Class A	728	9
Starwood Property Trust Inc.	495	9
Colonial Properties Trust	443	9
Hanover Insurance Group Inc.	241	9
TCF Financial Corp.	843	8
StanCorp Financial Group Inc.	240	8
FirstMerit Corp.	579	8
Jefferies Group Inc.	716	8
* Popular Inc.	5,426	8
Corporate Office Properties Trust	376	8
DiamondRock Hospitality Co.	887	8
Endurance Specialty Holdings Ltd.	215	8
Iberiabank Corp.	156	8
Cash America International Inc.	156	8
Washington Federal Inc.	589	8
* MBIA Inc.	784	8
Federated Investors Inc. Class B	479	8
Umpqua Holdings Corp.	608	8
Trustmark Corp.	339	8
CBOE Holdings Inc.	279	8
Webster Financial Corp.	381	8
Apollo Investment Corp.	1,038	7
CommonWealth REIT	444	7
* CNO Financial Group Inc.	1,176	7

BOK Financial Corp.	135	7
Kemper Corp.	265	7
Healthcare Realty Trust Inc.	412	7
* Ezcorp Inc. Class A	248	7
FNB Corp.	673	7
United Bankshares Inc.	266	7
DuPont Fabros Technology Inc.	312	7
Westamerica Bancorporation	153	7
Delphi Financial Group Inc.	255	7
Two Harbors Investment Corp.	746	7
Northwest Bancshares Inc.	562	7
RLI Corp.	97	7
Potlatch Corp.	213	7
Platinum Underwriters Holdings Ltd.	198	7
* Knight Capital Group Inc. Class A	532	7
Susquehanna Bancshares Inc.	831	7
Janus Capital Group Inc.	988	7
First American Financial Corp.	558	6
Mercury General Corp.	141	6
* Portfolio Recovery Associates Inc.	91	6
DCT Industrial Trust Inc.	1,302	6
Brandywine Realty Trust	719	6
Synovus Financial Corp.	4,163	6
EastGroup Properties Inc.	143	6
Sovran Self Storage Inc.	146	6
UMB Financial Corp.	170	6
Greenhill & Co. Inc.	157	6
* First Cash Financial Services Inc.	166	6
Cathay General Bancorp	417	6
CYS Investments Inc.	438	6
* Texas Capital Bancshares Inc.	197	6
Medical Properties Trust Inc.	593	6
Montpelier Re Holdings Ltd.	331	6
Old National Bancorp	502	6
Capstead Mortgage Corp.	448	6
* World Acceptance Corp.	80	5
First Financial Bankshares Inc.	166	5
National Penn Bancshares Inc.	656	5
* LPL Investment Holdings Inc.	182	5
National Health Investors Inc.	129	5
Prospect Capital Corp.	577	5
CubeSmart	527	5
* Howard Hughes Corp.	113	5
PS Business Parks Inc.	99	5
* Ocwen Financial Corp.	395	5
Community Bank System Inc.	195	5
Wintrust Financial Corp.	185	5
International Bancshares Corp.	281	5
Pebblebrook Hotel Trust	269	5
First Citizens BancShares Inc. Class A	29	5
* St. Joe Co.	345	5
Glimcher Realty Trust	567	5
First Financial Bancorp	309	5
MB Financial Inc.	288	5
Lexington Realty Trust	634	5
* Sunstone Hotel Investors Inc.	627	5
Equity One Inc.	284	5

Selective Insurance Group Inc.	286	5
CVB Financial Corp.	474	5
* Strategic Hotels & Resorts Inc.	927	5
LTC Properties Inc.	161	5
* PHH Corp.	298	5
Glacier Bancorp Inc.	381	5
* Financial Engines Inc.	203	4
Solar Capital Ltd.	193	4
MarketAxess Holdings Inc.	152	4
* First Industrial Realty Trust Inc.	459	4
BancorpSouth Inc.	443	4
Redwood Trust Inc.	416	4
Argo Group International Holdings Ltd.	145	4
Anworth Mortgage Asset Corp.	671	4
Bank of the Ozarks Inc.	149	4
Provident Financial Services Inc.	321	4
* DFC Global Corp.	231	4
Acadia Realty Trust	214	4
Park National Corp.	68	4
Primerica Inc.	180	4
Tower Group Inc.	196	4
Franklin Street Properties Corp.	375	4
Government Properties Income Trust	188	4
Sun Communities Inc.	113	4
Alexander's Inc.	10	4
* Green Dot Corp. Class A	118	4
* TFS Financial Corp.	423	4
NBT Bancorp Inc.	183	4
BankUnited Inc.	177	4
Harleysville Group Inc.	65	4
Infinity Property & Casualty Corp.	66	4
Columbia Banking System Inc.	209	4
First Midwest Bancorp Inc.	395	4
Fifth Street Finance Corp.	383	4
CNA Financial Corp.	141	4
* Enstar Group Ltd.	36	4
Education Realty Trust Inc.	383	4
Employers Holdings Inc.	205	4
* Greenlight Capital Re Ltd. Class A	149	4
Associated Estates Realty Corp.	219	4
American Assets Trust Inc.	171	4
Oritani Financial Corp.	271	4
American Equity Investment Life Holding Co.	315	3
Astoria Financial Corp.	461	3
Amtrust Financial Services Inc.	128	3
Symetra Financial Corp.	359	3
First Potomac Realty Trust	266	3
BlackRock Kelso Capital Corp.	388	3
* Investors Bancorp Inc.	245	3
* National Financial Partners Corp.	234	3
Hersha Hospitality Trust Class A	747	3
Boston Private Financial Holdings Inc.	408	3
Nelnet Inc. Class A	136	3
Evercore Partners Inc. Class A	112	3
PrivateBancorp Inc. Class A	318	3
Inland Real Estate Corp.	410	3
Walter Investment Management Corp.	136	3

PacWest Bancorp	160	3
Investors Real Estate Trust	425	3
Chemical Financial Corp.	145	3
CreXus Investment Corp.	303	3
Independent Bank Corp.	113	3
Home Bancshares Inc.	118	3
* Navigators Group Inc.	62	3
ARMOUR Residential REIT Inc.	405	3
Interactive Brokers Group Inc.	194	3
Cousins Properties Inc.	484	3
Meadowbrook Insurance Group Inc.	282	3
* Credit Acceptance Corp.	35	3
* MGIC Investment Corp.	996	3
* Forestar Group Inc.	188	3
Safety Insurance Group Inc.	67	3
Pennsylvania Real Estate Investment Trust	296	3
Compass Diversified Holdings	214	3
* iStar Financial Inc.	493	3
S&T Bancorp Inc.	148	3
* Pinnacle Financial Partners Inc.	181	3
Chesapeake Lodging Trust	170	3
* PICO Holdings Inc.	120	3
City Holding Co.	81	3
Retail Opportunity Investments Corp.	223	3
Oriental Financial Group Inc.	239	3
KBW Inc.	192	3
Trustco Bank Corp. NY	494	3
American National Insurance Co.	36	3
First Commonwealth Financial Corp.	555	3
Horace Mann Educators Corp.	211	3
Colony Financial Inc.	174	3
Cohen & Steers Inc.	94	3
PennantPark Investment Corp.	241	3
BGC Partners Inc. Class A	400	3
Main Street Capital Corp.	129	3
Brookline Bancorp Inc.	313	3
* State Bank Financial Corp.	167	3
Advance America Cash Advance Centers Inc.	293	2
Newcastle Investment Corp.	558	2
Simmons First National Corp. Class A	92	2
Banco Latinoamericano de Comercio Exterior SA	147	2
WesBanco Inc.	122	2
Duff & Phelps Corp. Class A	161	2
ViewPoint Financial Group	185	2
PennyMac Mortgage Investment Trust	147	2
RLJ Lodging Trust	146	2
* Investment Technology Group Inc.	219	2
Maiden Holdings Ltd.	268	2
Universal Health Realty Income Trust	63	2
* AMERISAFE Inc.	99	2
FBL Financial Group Inc. Class A	68	2
* Western Alliance Bancorp	367	2
Flagstone Reinsurance Holdings SA	278	2
Ashford Hospitality Trust Inc.	285	2
Lakeland Financial Corp.	92	2
* Sterling Financial Corp.	142	2
United Fire & Casualty Co.	115	2

NorthStar Realty Finance Corp.	507	2
Getty Realty Corp.	139	2
Sandy Spring Bancorp Inc.	128	2
* Virtus Investment Partners Inc.	29	2
Hercules Technology Growth Capital Inc.	232	2
Flushing Financial Corp.	169	2
Berkshire Hills Bancorp Inc.	109	2
First Financial Corp.	65	2
First Busey Corp.	407	2
Triangle Capital Corp.	117	2
SCBT Financial Corp.	74	2
Resource Capital Corp.	394	2
Community Trust Bancorp Inc.	74	2
Southside Bancshares Inc.	96	2
Sabra Health Care REIT Inc.	196	2
* Nara Bancorp Inc.	220	2
Urstadt Biddle Properties Inc. Class A	122	2
1st Source Corp.	81	2
Renasant Corp.	135	2
* Safeguard Scientifics Inc.	118	2
* INTL. FCStone Inc.	79	2
Dime Community Bancshares Inc.	165	2
* Hilltop Holdings Inc.	228	2
* Encore Capital Group Inc.	88	2
Dynex Capital Inc.	213	2
Excel Trust Inc.	172	2
* Tejon Ranch Co.	76	2
Coresite Realty Corp.	109	2
MCG Capital Corp.	411	2
Washington Trust Bancorp Inc.	76	2
* ICG Group Inc.	207	2
* Piper Jaffray Cos.	85	2
Rockville Financial Inc.	173	2
* FelCor Lodging Trust Inc.	659	2
Ramco-Gershenson Properties Trust	204	2
* HFF Inc. Class A	154	2
* Citizens Inc.	200	2
GFI Group Inc.	405	2
* eHealth Inc.	113	2
GAMCO Investors Inc.	36	2
CapLease Inc.	407	2
TICC Capital Corp.	190	2
Hudson Valley Holding Corp.	82	2
* United Community Banks Inc.	239	2
* West Coast Bancorp	102	2
Radian Group Inc.	766	2
Epoch Holding Corp.	68	2
Cardinal Financial Corp.	153	2
Campus Crest Communities Inc.	162	2
Apollo Commercial Real Estate Finance Inc.	120	2
OneBeacon Insurance Group Ltd. Class A	105	2
Winthrop Realty Trust	172	2
TowneBank	129	2
National Western Life Insurance Co. Class A	11	2
United Financial Bancorp Inc.	92	2
* Beneficial Mutual Bancorp Inc.	175	2
Tower Bancorp Inc.	56	2

Banner Corp.	93	2
Hudson Pacific Properties Inc.	116	1
Agree Realty Corp.	61	1
StellarOne Corp.	121	1
MVC Capital Inc.	114	1
* NewStar Financial Inc.	147	1
Bancfirst Corp.	39	1
Tompkins Financial Corp.	36	1
* Global Indemnity plc	76	1
Summit Hotel Properties Inc.	170	1
* Eagle Bancorp Inc.	95	1
Northfield Bancorp Inc.	98	1
* Center Financial Corp.	190	1
Kennedy-Wilson Holdings Inc.	126	1
* Ameris Bancorp	139	1
Parkway Properties Inc.	137	1
* First Connecticut Bancorp Inc.	109	1
Capital Southwest Corp.	16	1
German American Bancorp Inc.	76	1
Saul Centers Inc.	39	1
SY Bancorp Inc.	64	1
Territorial Bancorp Inc.	69	1
Great Southern Bancorp Inc.	63	1
Camden National Corp.	45	1
Westwood Holdings Group Inc.	35	1
Univest Corp. of Pennsylvania	88	1
Heartland Financial USA Inc.	86	1
Trico Bancshares	89	1
First Merchants Corp.	162	1
Bryn Mawr Bank Corp.	70	1
Kite Realty Group Trust	303	1
Calamos Asset Management Inc. Class A	107	1
Westfield Financial Inc.	172	1
WSFS Financial Corp.	34	1
* Bancorp Inc.	154	1
Sterling Bancorp	141	1
Union First Market Bankshares Corp.	93	1
* Central Pacific Financial Corp.	91	1
* American Safety Insurance Holdings Ltd.	55	1
Arrow Financial Corp.	51	1
* Phoenix Cos. Inc.	663	1
Financial Institutions Inc.	72	1
Monmouth Real Estate Investment Corp. Class A	141	1
* Wilshire Bancorp Inc.	371	1
* Ladenburg Thalmann Financial Services Inc.	505	1
Artio Global Investors Inc. Class A	202	1
Republic Bancorp Inc. Class A	54	1
First Bancorp	97	1
* Netspend Holdings Inc.	181	1
Provident New York Bancorp	162	1
Enterprise Financial Services Corp.	78	1
Citizens & Northern Corp.	66	1
Bank of Marin Bancorp	30	1
RAIT Financial Trust	247	1
Cogdell Spencer Inc.	293	1
First Interstate Bancsystem Inc.	93	1
Gladstone Commercial Corp.	63	1

* Cowen Group Inc. Class A	436	1
OceanFirst Financial Corp.	82	1
Lakeland Bancorp Inc.	123	1
Heritage Financial Corp.	86	1
Presidential Life Corp.	103	1
Cedar Realty Trust Inc.	315	1
First Community Bancshares Inc.	84	1
CoBiz Financial Inc.	195	1
National Bankshares Inc.	38	1
Baldwin & Lyons Inc.	47	1
One Liberty Properties Inc.	63	1
NGP Capital Resources Co.	134	1
Gladstone Capital Corp.	131	1
* 1st United Bancorp Inc.	174	1
* Walker & Dunlop Inc.	74	1
Washington Banking Co.	80	1
Penns Woods Bancorp Inc.	23	1
West Bancorporation Inc.	90	1
CNB Financial Corp.	54	1
Medallion Financial Corp.	72	1
Kansas City Life Insurance Co.	26	1
State Auto Financial Corp.	70	1
Merchants Bancshares Inc.	29	1
First of Long Island Corp.	31	1
* Virginia Commerce Bancorp Inc.	117	1
Stewart Information Services Corp.	74	1
MainSource Financial Group Inc.	94	1
ESSA Bancorp Inc.	70	1
Kearny Financial Corp.	78	1
SWS Group Inc.	118	1
Capital City Bank Group Inc.	72	1
Diamond Hill Investment Group Inc.	10	1
Crawford & Co. Class B	119	1
Pacific Continental Corp.	79	1
* Encore Bancshares Inc.	62	1
National Interstate Corp.	32	1
* OmniAmerican Bancorp Inc.	50	1
JMP Group Inc.	103	1
ESB Financial Corp.	54	1
Fox Chase Bancorp Inc.	57	1
Home Federal Bancorp Inc.	67	1
FXCM Inc. Class A	71	1
Gladstone Investment Corp.	95	1
Federal Agricultural Mortgage Corp.	42	1
Marlin Business Services Corp.	54	1
State Bancorp Inc.	60	1
Peoples Bancorp Inc.	54	1
Bancorp Rhode Island Inc.	16	1
* Meridian Interstate Bancorp Inc.	56	1
Alliance Financial Corp.	23	1
* Apollo Residential Mortgage Inc.	46	1
* BofI Holding Inc.	42	1
Golub Capital BDC Inc.	42	1
Centerstate Banks Inc.	118	1
STAG Industrial Inc.	63	1
* Primus Guaranty Ltd.	113	1
First Bancorp Inc.	45	1

Century Bancorp Inc. Class A	23	1
Edelman Financial Group Inc.	94	1
Bank Mutual Corp.	186	1
Mission West Properties Inc.	81	1
Bridge Bancorp Inc.	32	1
Ames National Corp.	38	1
THL Credit Inc.	51	1
Consolidated-Tomoka Land Co.	23	1
Sierra Bancorp	60	1
First Financial Holdings Inc.	74	1
Oppenheimer Holdings Inc. Class A	37	1
American Capital Mortgage Investment Corp.	32	1
* Franklin Financial Corp.	52	1
SeaBright Holdings Inc.	83	1
UMH Properties Inc.	61	1
First Defiance Financial Corp.	37	1
* Metro Bancorp Inc.	63	1
* Fidus Investment Corp.	42	1
Terreno Realty Corp.	41	1
* Hanmi Financial Corp.	596	1
Arlington Asset Investment Corp. Class A	26	1
Center Bancorp Inc.	51	1
Chatham Lodging Trust	47	1
AG Mortgage Investment Trust Inc.	28	1
* MPG Office Trust Inc.	241	—
Kohlberg Capital Corp.	78	—
* Harris & Harris Group Inc.	136	—
Bank of Kentucky Financial Corp.	23	—
BankFinancial Corp.	83	—
* Pacific Capital Bancorp NA	17	—
New Mountain Finance Corp.	33	—
Nicholas Financial Inc.	39	—
* Heritage Commerce Corp.	86	—
* Park Sterling Corp.	110	—
* Gleacher & Co. Inc.	327	—
Suffolk Bancorp	48	—
Whitestone REIT Class B	34	—
* Seacoast Banking Corp. of Florida	269	—
* FBR & Co.	212	—
Solar Senior Capital Ltd.	25	—
* Sun Bancorp Inc.	152	—
* Doral Financial Corp.	446	—
First Pactrust Bancorp Inc.	33	—
* Bridge Capital Holdings	35	—
Enterprise Bancorp Inc.	25	—
Medley Capital Corp.	36	—
* Flagstar Bancorp Inc.	640	—
* Southwest Bancorp Inc.	66	—
Charter Financial Corp.	31	—
* Cape Bancorp Inc.	43	—
MidSouth Bancorp Inc.	23	—
Donegal Group Inc. Class A	21	—
* Gain Capital Holdings Inc.	42	—
* Avatar Holdings Inc.	46	—
Independence Holding Co.	32	—
Orrstown Financial Services Inc.	30	—
* Hallmark Financial Services	31	—

EMC Insurance Group Inc.	11	—
* Taylor Capital Group Inc.	25	—
Clifton Savings Bancorp Inc.	18	—
* Fortegra Financial Corp.	29	—
* CIFC Corp.	27	—
Roma Financial Corp.	15	—
Universal Insurance Holdings Inc.	43	—
* Cascade Bancorp	34	—
* Capital Bank Corp.	65	—
California First National Bancorp	8	—
* Hampton Roads Bankshares Inc.	38	—
* First Marblehead Corp.	91	—
* Imperial Holdings Inc.	54	—
Pzena Investment Management Inc. Class A	19	—
* PMI Group Inc.	561	—
		10,779
Health Care (11.6%)
Johnson & Johnson	14,533	941
Pfizer Inc.	41,890	841
Merck & Co. Inc.	16,364	585
Abbott Laboratories	8,241	450
Bristol-Myers Squibb Co.	9,045	296
UnitedHealth Group Inc.	5,744	280
Amgen Inc.	4,660	270
Medtronic Inc.	5,673	207
Eli Lilly & Co.	5,419	205
* Gilead Sciences Inc.	4,172	166
Baxter International Inc.	3,024	156
* Celgene Corp.	2,454	155
* Biogen Idec Inc.	1,281	147
WellPoint Inc.	1,947	137
Allergan Inc.	1,616	135
* Medco Health Solutions Inc.	2,120	120
Covidien plc	2,629	120
* Express Scripts Inc.	2,588	118
McKesson Corp.	1,337	109
* Thermo Fisher Scientific Inc.	2,032	96
* Intuitive Surgical Inc.	208	90
Becton Dickinson and Co.	1,159	86
Aetna Inc.	2,012	84
Stryker Corp.	1,662	81
Humana Inc.	892	79
Cardinal Health Inc.	1,859	79
* Agilent Technologies Inc.	1,845	69
St. Jude Medical Inc.	1,744	67
* Alexion Pharmaceuticals Inc.	975	67
Cigna Corp.	1,434	63
AmerisourceBergen Corp. Class A	1,453	54
* Pharmasset Inc.	402	53
* Zimmer Holdings Inc.	1,017	51
Quest Diagnostics Inc.	834	49
* Boston Scientific Corp.	8,102	48
* Cerner Corp.	754	46
* Laboratory Corp. of America Holdings	531	46
* Mylan Inc.	2,329	46
* Forest Laboratories Inc.	1,517	45
* Watson Pharmaceuticals Inc.	670	43

Perrigo Co.	440	43
* Edwards Lifesciences Corp.	608	40
CR Bard Inc.	454	40
* Waters Corp.	486	39
* Varian Medical Systems Inc.	622	39
* DaVita Inc.	506	39
* Life Technologies Corp.	948	37
* Vertex Pharmaceuticals Inc.	1,092	32
* Henry Schein Inc.	489	31
* CareFusion Corp.	1,185	29
* Mettler-Toledo International Inc.	170	27
DENTSPLY International Inc.	747	27
* Coventry Health Care Inc.	786	25
* Hospira Inc.	889	25
* Hologic Inc.	1,386	24
* Regeneron Pharmaceuticals Inc.	386	23
* IDEXX Laboratories Inc.	304	23
* Endo Pharmaceuticals Holdings Inc.	618	21
* ResMed Inc.	811	21
* BioMarin Pharmaceutical Inc.	588	20
Omnicare Inc.	615	20
* Healthspring Inc.	360	20
* Allscripts Healthcare Solutions Inc.	1,008	20
* SXC Health Solutions Corp.	328	19
Universal Health Services Inc. Class B	479	19
* QIAGEN NV	1,239	18
* Illumina Inc.	653	18
Pharmaceutical Product Development Inc.	530	18
* Mednax Inc.	255	17
Patterson Cos. Inc.	547	17
* Gen-Probe Inc.	254	16
Cooper Cos. Inc.	246	15
* Health Net Inc.	480	15
* Onyx Pharmaceuticals Inc.	336	15
* Covance Inc.	322	15
* HCA Holdings Inc.	595	15
* Warner Chilcott plc Class A	899	14
* Salix Pharmaceuticals Ltd.	310	14
* HMS Holdings Corp.	450	14
* AMERIGROUP Corp.	233	13
Techne Corp.	197	13
* WellCare Health Plans Inc.	226	13
* Sirona Dental Systems Inc.	295	13
Teleflex Inc.	214	13
* Questcor Pharmaceuticals Inc.	281	13
* Cubist Pharmaceuticals Inc.	318	12
* Catalyst Health Solutions Inc.	226	12
* Tenet Healthcare Corp.	2,449	11
PerkinElmer Inc.	598	11
* Cepheid Inc.	328	11
* United Therapeutics Corp.	274	11
Lincare Holdings Inc.	472	11
* Health Management Associates Inc. Class A	1,342	11
* athenahealth Inc.	185	11
* LifePoint Hospitals Inc.	278	11
Medicis Pharmaceutical Corp. Class A	327	11
* Alere Inc.	453	11

Hill-Rom Holdings Inc.	335	11
Owens & Minor Inc.	338	10
* Centene Corp.	265	10
* Community Health Systems Inc.	503	10
* Bio-Rad Laboratories Inc. Class A	105	10
* Myriad Genetics Inc.	455	10
STERIS Corp.	314	9
* Thoratec Corp.	303	9
* VCA Antech Inc.	458	9
* Viropharma Inc.	375	9
* HealthSouth Corp.	504	9
* Magellan Health Services Inc.	170	9
* Theravance Inc.	366	9
* Seattle Genetics Inc.	511	9
* Ariad Pharmaceuticals Inc.	700	8
* Haemonetics Corp.	136	8
* Brookdale Senior Living Inc. Class A	516	8
* Align Technology Inc.	325	8
* Charles River Laboratories International Inc.	274	8
* Alkermes plc	505	8
* Human Genome Sciences Inc.	1,005	8
* Medivation Inc.	166	8
* Amylin Pharmaceuticals Inc.	694	8
Quality Systems Inc.	206	7
* PSS World Medical Inc.	294	7
* Impax Laboratories Inc.	346	7
West Pharmaceutical Services Inc.	177	7
* Volcano Corp.	276	7
* Dendreon Corp.	774	7
* Incyte Corp. Ltd.	469	6
* PAREXEL International Corp.	312	6
* Par Pharmaceutical Cos. Inc.	192	6
Chemed Corp.	113	6
Masimo Corp.	278	6
* Bruker Corp.	449	6
* Medicines Co.	285	5
* Zoll Medical Corp.	117	5
* InterMune Inc.	286	5
* Inhibitex Inc.	337	5
* Accretive Health Inc.	212	5
* MAKO Surgical Corp.	169	5
* Air Methods Corp.	60	5
* Acorda Therapeutics Inc.	209	5
* Immunogen Inc.	398	5
* Vivus Inc.	470	5
PDL BioPharma Inc.	741	5
* Jazz Pharmaceuticals Inc.	118	5
* NxStage Medical Inc.	237	5
* MWI Veterinary Supply Inc.	67	5
* Cyberonics Inc.	150	5
* Insulet Corp.	244	5
* HeartWare International Inc.	64	4
* Auxilium Pharmaceuticals Inc.	253	4
* Neogen Corp.	123	4
* Amsurg Corp. Class A	166	4
* Arthrocare Corp.	144	4
Meridian Bioscience Inc.	218	4

* Luminex Corp.	200	4
* Halozyme Therapeutics Inc.	436	4
* IPC The Hospitalist Co. Inc.	87	4
* CONMED Corp.	150	4
* Isis Pharmaceuticals Inc.	528	4
* Spectrum Pharmaceuticals Inc.	276	4
Analogic Corp.	67	4
* Pharmacyclics Inc.	243	4
* Momenta Pharmaceuticals Inc.	245	4
* Integra LifeSciences Holdings Corp.	111	4
* Kindred Healthcare Inc.	275	3
* ABIOMED Inc.	168	3
* Abaxis Inc.	120	3
* Orthofix International NV	96	3
* Ironwood Pharmaceuticals Inc.	268	3
* Molina Healthcare Inc.	148	3
* Akorn Inc.	297	3
* Exelixis Inc.	679	3
Invacare Corp.	152	3
* Team Health Holdings Inc.	142	3
* Merit Medical Systems Inc.	222	3
* Wright Medical Group Inc.	207	3
* Nektar Therapeutics	605	3
* SonoSite Inc.	73	3
* Micromet Inc.	486	3
* Endologix Inc.	260	3
* NuVasive Inc.	211	3
* DexCom Inc.	359	3
* Opko Health Inc.	576	3
* Hanger Orthopedic Group Inc.	178	3
* Omnicell Inc.	175	3
* Optimer Pharmaceuticals Inc.	245	3
* ICU Medical Inc.	64	3
* AVEO Pharmaceuticals Inc.	166	3
* Rigel Pharmaceuticals Inc.	364	3
* Quidel Corp.	151	3
* Greatbatch Inc.	123	3
* NPS Pharmaceuticals Inc.	472	3
Computer Programs & Systems Inc.	59	3
* Emeritus Corp.	162	3
Landauer Inc.	50	3
* OraSure Technologies Inc.	260	2
* Genomic Health Inc.	90	2
* PharMerica Corp.	155	2
* MedAssets Inc.	253	2
* Exact Sciences Corp.	277	2
* Hi-Tech Pharmacal Co. Inc.	56	2
* Emergent Biosolutions Inc.	133	2
National Healthcare Corp.	54	2
Universal American Corp.	171	2
* Medidata Solutions Inc.	111	2
* Idenix Pharmaceuticals Inc.	290	2
* Sequenom Inc.	524	2
* Select Medical Holdings Corp.	252	2
* Triple-S Management Corp. Class B	107	2
* Dynavax Technologies Corp.	667	2
* AngioDynamics Inc.	137	2

Ensign Group Inc.	87	2
* Staar Surgical Co.	201	2
Atrion Corp.	8	2
* Conceptus Inc.	171	2
* Amedisys Inc.	156	2
* Vical Inc.	419	2
Cantel Medical Corp.	70	2
* Arqule Inc.	320	2
* Neurocrine Biosciences Inc.	272	2
* Ardea Biosciences Inc.	95	2
* ZIOPHARM Oncology Inc.	341	2
* Metropolitan Health Networks Inc.	240	2
* Vanguard Health Systems Inc.	168	2
* MAP Pharmaceuticals Inc.	125	2
* Affymetrix Inc.	380	2
* Achillion Pharmaceuticals Inc.	250	2
* Corvel Corp.	34	2
* Bio-Reference Labs Inc.	130	2
* MedQuist Holdings Inc.	172	2
* Alnylam Pharmaceuticals Inc.	226	2
* Depomed Inc.	322	2
* Sunrise Senior Living Inc.	310	2
* Biosante Pharmaceuticals Inc.	648	2
* Oncothyreon Inc.	222	2
* Merge Healthcare Inc.	284	2
* HealthStream Inc.	91	2
* Enzon Pharmaceuticals Inc.	213	2
* Symmetry Medical Inc.	192	2
* Curis Inc.	403	1
* Accuray Inc.	361	1
* Natus Medical Inc.	171	1
Assisted Living Concepts Inc. Class A	103	1
* AVANIR Pharmaceuticals Inc.	559	1
* BioScrip Inc.	221	1
* Neoprobe Corp.	547	1
* Chelsea Therapeutics International Ltd.	260	1
* Healthways Inc.	207	1
* American Dental Partners Inc.	71	1
* Kensey Nash Corp.	52	1
* Geron Corp.	775	1
* MannKind Corp.	419	1
* Transcend Services Inc.	47	1
* Targacept Inc.	166	1
* eResearchTechnology Inc.	272	1
* Ligand Pharmaceuticals Inc. Class B	106	1
* Unilife Corp.	300	1
* Raptor Pharmaceutical Corp.	221	1
* Synovis Life Technologies Inc.	64	1
* Tornier NV	67	1
* Cell Therapeutics Inc.	1,052	1
* Lexicon Pharmaceuticals Inc.	998	1
* Savient Pharmaceuticals Inc.	463	1
* Spectranetics Corp.	161	1
* Arena Pharmaceuticals Inc.	720	1
* Progenics Pharmaceuticals Inc.	168	1
* ExamWorks Group Inc.	165	1
* SurModics Inc.	89	1

* Cambrex Corp.	155	1
* XenoPort Inc.	222	1
* Metabolix Inc.	221	1
* Affymax Inc.	198	1
* RTI Biologics Inc.	242	1
* Capital Senior Living Corp.	139	1
US Physical Therapy Inc.	52	1
* Vascular Solutions Inc.	94	1
* Immunomedics Inc.	297	1
* Antares Pharma Inc.	365	1
* Providence Service Corp.	76	1
* LHC Group Inc.	64	1
* Delcath Systems Inc.	338	1
* Endocyte Inc.	84	1
* Codexis Inc.	168	1
* Infinity Pharmaceuticals Inc.	88	1
* Five Star Quality Care Inc.	312	1
* Cynosure Inc. Class A	65	1
* Furiex Pharmaceuticals Inc.	44	1
* Biotime Inc.	170	1
* Nymox Pharmaceutical Corp.	92	1
Maxygen Inc.	130	1
* Obagi Medical Products Inc.	73	1
* Cadence Pharmaceuticals Inc.	166	1
* IRIS International Inc.	75	1
Young Innovations Inc.	25	1
* Aegerion Pharmaceuticals Inc.	45	1
* AMN Healthcare Services Inc.	157	1
* Cerus Corp.	240	1
* Keryx Biopharmaceuticals Inc.	270	1
* Sangamo Biosciences Inc.	222	1
* Gentiva Health Services Inc.	115	1
* Dyax Corp.	457	1
* Sciclone Pharmaceuticals Inc.	142	1
* Santarus Inc.	216	1
* Solta Medical Inc.	276	1
* Columbia Laboratories Inc.	287	1
* Ampio Pharmaceuticals Inc.	85	1
* Cross Country Healthcare Inc.	113	1
* Cytori Therapeutics Inc.	209	1
* Vanda Pharmaceuticals Inc.	116	1
* Array Biopharma Inc.	272	1
* Pozen Inc.	141	1
* Corcept Therapeutics Inc.	179	1
* Sagent Pharmaceuticals Inc.	27	1
* Palomar Medical Technologies Inc.	67	1
* Exactech Inc.	36	1
* CryoLife Inc.	130	1
* Cardiovascular Systems Inc.	52	1
* Synergetics USA Inc.	91	1
* Anthera Pharmaceuticals Inc.	91	1
Pain Therapeutics Inc.	134	1
* AtriCure Inc.	51	1
* Alphatec Holdings Inc.	248	1
* Celldex Therapeutics Inc.	189	1
* Durect Corp.	363	1
* BioCryst Pharmaceuticals Inc.	162	—

* Rockwell Medical Technologies Inc.	61	—
Medtox Scientific Inc.	32	—
* Novavax Inc.	323	—
* Osiris Therapeutics Inc.	94	—
* Harvard Bioscience Inc.	96	—
* Almost Family Inc.	28	—
* Cleveland Biolabs Inc.	142	—
* Enzo Biochem Inc.	169	—
* OncoGenex Pharmaceutical Inc.	34	—
* Biolase Technology Inc.	138	—
* Chindex International Inc.	42	—
* Allos Therapeutics Inc.	288	—
* Fluidigm Corp.	28	—
* Synta Pharmaceuticals Corp.	90	—
* Medical Action Industries Inc.	79	—
* ISTA Pharmaceuticals Inc.	98	—
* Dusa Pharmaceuticals Inc.	96	—
* Pacific Biosciences of California Inc.	124	—
* Astex Pharmaceuticals	234	—
* Peregrine Pharmaceuticals Inc.	346	—
* RadNet Inc.	140	—
* Insmed Inc.	103	—
* AVI BioPharma Inc.	453	—
* Nabi Biopharmaceuticals	181	—
* BioMimetic Therapeutics Inc.	102	—
* Hansen Medical Inc.	134	—
* Sun Healthcare Group Inc.	103	—
* Albany Molecular Research Inc.	131	—
* SIGA Technologies Inc.	135	—
* Uroplasty Inc.	70	—
* CardioNet Inc.	121	—
* GTx Inc.	94	—
* Skilled Healthcare Group Inc.	58	—
* Anacor Pharmaceuticals Inc.	49	—
* KV Pharmaceutical Co. Class A	190	—
* Stereotaxis Inc.	232	—
* Trius Therapeutics Inc.	30	—
* Sunesis Pharmaceuticals Inc.	173	—
* Pacira Pharmaceuticals Inc.	29	—
* Biospecifics Technologies Corp.	14	—
* PharmAthene Inc.	156	—
* Alliance HealthCare Services Inc.	162	—
* Sucampo Pharmaceuticals Inc. Class A	53	—
* Bacterin International Holdings Inc.	87	—
* Amicus Therapeutics Inc.	67	—
* Zalicus Inc.	200	—
* Orexigen Therapeutics Inc.	103	—
* Transcept Pharmaceuticals Inc.	25	—
* Lannett Co. Inc.	44	—
National Research Corp.	5	—
* Pernix Therapeutics Holdings	19	—
* Epocrates Inc.	16	—
* Acura Pharmaceuticals Inc.	33	—
* Horizon Pharma Inc.	20	—
* Cornerstone Therapeutics Inc.	15	—
* Complete Genomics Inc.	23	—
* DynaVox Inc. Class A	20	—

* BG Medicine Inc.	16	—
* Neostem Inc.	144	—
* Zogenix Inc.	28	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
* Alimera Sciences Inc.	19	—
* Lexicon Pharmaceuticals Inc. Rights Exp. 12/21/2011	545	—
		8,609
Industrials (11.3%)
General Electric Co.	56,227	895
United Technologies Corp.	4,853	372
Caterpillar Inc.	3,418	335
3M Co.	3,768	305
United Parcel Service Inc. Class B	3,896	280
Union Pacific Corp.	2,601	269
Boeing Co.	3,914	269
Honeywell International Inc.	4,172	226
Emerson Electric Co.	3,985	208
Deere & Co.	2,225	176
Norfolk Southern Corp.	1,873	141
Danaher Corp.	2,911	141
FedEx Corp.	1,673	139
CSX Corp.	5,847	127
Precision Castparts Corp.	760	125
Tyco International Ltd.	2,487	119
Lockheed Martin Corp.	1,517	119
General Dynamics Corp.	1,762	116
Illinois Tool Works Inc.	2,365	107
Cummins Inc.	1,040	100
Raytheon Co.	1,888	86
Northrop Grumman Corp.	1,470	84
Eaton Corp.	1,809	81
Goodrich Corp.	662	81
Waste Management Inc.	2,514	79
PACCAR Inc.	1,938	79
Parker Hannifin Corp.	802	66
Fastenal Co.	1,563	65
CH Robinson Worldwide Inc.	878	60
Stanley Black & Decker Inc.	891	58
Ingersoll-Rand plc	1,756	58
Rockwell Automation Inc.	765	57
WW Grainger Inc.	302	56
Dover Corp.	990	54
Joy Global Inc.	555	51
Fluor Corp.	924	51
Expeditors International of Washington Inc.	1,126	49
Cooper Industries plc	875	49
Republic Services Inc. Class A	1,701	47
Rockwell Collins Inc.	817	45
Roper Industries Inc.	508	43
* Kansas City Southern	582	40
L-3 Communications Holdings Inc.	563	37
* Stericycle Inc.	455	37
AMETEK Inc.	853	37
* Delta Air Lines Inc.	4,485	36
Southwest Airlines Co.	4,197	35
Pall Corp.	616	34
* United Continental Holdings Inc.	1,759	32

Flowserve Corp.	296	30
Iron Mountain Inc.	956	29
Textron Inc.	1,467	29
* Jacobs Engineering Group Inc.	672	28
Donaldson Co. Inc.	404	28
* TransDigm Group Inc.	265	26
* Verisk Analytics Inc. Class A	630	25
Equifax Inc.	652	24
Gardner Denver Inc.	277	24
* Quanta Services Inc.	1,143	24
Xylem Inc.	976	23
KBR Inc.	803	23
* IHS Inc. Class A	262	23
* AGCO Corp.	502	23
JB Hunt Transport Services Inc.	485	22
Chicago Bridge & Iron Co. NV	529	22
Hubbell Inc. Class B	320	21
Robert Half International Inc.	778	21
* BE Aerospace Inc.	515	20
Pentair Inc.	521	20
Towers Watson & Co. Class A	304	20
Waste Connections Inc.	602	20
Timken Co.	464	19
* Owens Corning	661	19
Dun & Bradstreet Corp.	262	18
* Kirby Corp.	284	18
Cintas Corp.	599	18
Masco Corp.	1,898	18
Pitney Bowes Inc.	971	18
Lincoln Electric Holdings Inc.	447	18
Wabtec Corp.	256	17
SPX Corp.	270	17
* WABCO Holdings Inc.	358	17
Kennametal Inc.	434	17
MSC Industrial Direct Co. Inc. Class A	235	16
IDEX Corp.	439	16
Manpower Inc.	436	16
Snap-on Inc.	309	16
Nordson Corp.	322	15
* URS Corp.	417	15
RR Donnelley & Sons Co.	996	15
* Clean Harbors Inc.	249	15
Avery Dennison Corp.	567	15
* Hertz Global Holdings Inc.	1,296	15
Carlisle Cos. Inc.	325	14
* Thomas & Betts Corp.	278	14
* Navistar International Corp.	383	14
Ryder System Inc.	272	14
* Babcock & Wilcox Co.	624	14
Graco Inc.	322	14
Woodward Inc.	326	14
* Fortune Brands Home & Security Inc.	817	14
* AECOM Technology Corp.	631	14
* Copart Inc.	296	13
* Alaska Air Group Inc.	190	13
HEICO Corp.	221	13
* Hexcel Corp.	519	13

CLARCOR Inc.	267	13
* Genesee & Wyoming Inc. Class A	210	13
* Nielsen Holdings NV	427	12
Crane Co.	258	12
* Spirit Aerosystems Holdings Inc. Class A	622	12
Trinity Industries Inc.	423	12
* Corrections Corp. of America	569	12
Triumph Group Inc.	199	12
Landstar System Inc.	253	12
* WESCO International Inc.	229	12
Acuity Brands Inc.	230	12
Robbins & Myers Inc.	209	11
* Teledyne Technologies Inc.	195	11
Copa Holdings SA Class A	171	11
Regal-Beloit Corp.	205	11
GATX Corp.	246	10
Alliant Techsystems Inc.	178	10
Valmont Industries Inc.	121	10
* Dollar Thrifty Automotive Group Inc.	153	10
* Polypore International Inc.	207	10
* Moog Inc. Class A	241	10
* Oshkosh Corp.	483	10
ITT Corp.	488	10
* GrafTech International Ltd.	679	10
* Old Dominion Freight Line Inc.	252	10
* FTI Consulting Inc.	223	10
* Shaw Group Inc.	382	9
Watsco Inc.	149	9
* Chart Industries Inc.	155	9
Lennox International Inc.	282	9
* United Rentals Inc.	332	9
Toro Co.	164	9
* Middleby Corp.	100	9
EMCOR Group Inc.	355	9
Covanta Holding Corp.	601	9
* Terex Corp.	581	9
* CoStar Group Inc.	134	9
Harsco Corp.	428	9
Exelis Inc.	976	9
* Esterline Technologies Corp.	161	9
UTi Worldwide Inc.	543	8
Alexander & Baldwin Inc.	221	8
Actuant Corp. Class A	364	8
Belden Inc.	251	8
Con-way Inc.	294	8
* Huntington Ingalls Industries Inc.	258	8
United Stationers Inc.	244	8
Curtiss-Wright Corp.	247	8
AO Smith Corp.	202	8
* Acacia Research - Acacia Technologies	227	8
Applied Industrial Technologies Inc.	225	8
Manitowoc Co. Inc.	700	8
Mueller Industries Inc.	201	8
Brady Corp. Class A	252	8
Rollins Inc.	337	7
* Tetra Tech Inc.	331	7
Simpson Manufacturing Co. Inc.	221	7

* General Cable Corp.	276	7
Barnes Group Inc.	289	7
Corporate Executive Board Co.	183	7
* Avis Budget Group Inc.	557	7
Herman Miller Inc.	304	7
* EnerSys	266	6
Healthcare Services Group Inc.	352	6
HNI Corp.	238	6
Deluxe Corp.	272	6
ABM Industries Inc.	281	6
Brink's Co.	248	6
* Advisory Board Co.	84	6
Watts Water Technologies Inc. Class A	159	6
* Geo Group Inc.	343	6
* Atlas Air Worldwide Holdings Inc.	139	6
Franklin Electric Co. Inc.	124	6
* HUB Group Inc. Class A	195	6
Raven Industries Inc.	96	6
* CNH Global NV	140	6
Kaydon Corp.	173	5
Werner Enterprises Inc.	233	5
* JetBlue Airways Corp.	1,306	5
* II-VI Inc.	274	5
Granite Construction Inc.	205	5
Mine Safety Appliances Co.	144	5
Forward Air Corp.	155	5
* RBC Bearings Inc.	117	5
Knight Transportation Inc.	323	5
Titan International Inc.	223	5
* MasTec Inc.	300	5
* Beacon Roofing Supply Inc.	244	5
* Orbital Sciences Corp.	310	5
Armstrong World Industries Inc.	112	4
* RSC Holdings Inc.	360	4
Unifirst Corp.	75	4
Kaman Corp.	139	4
Tennant Co.	102	4
* Korn/Ferry International	249	4
* Air Lease Corp.	184	4
* Huron Consulting Group Inc.	118	4
* Allegiant Travel Co. Class A	78	4
* US Airways Group Inc.	859	4
Briggs & Stratton Corp.	267	4
Seaboard Corp.	2	4
* Ceradyne Inc.	133	4
* Blount International Inc.	257	4
AAR Corp.	211	4
Knoll Inc.	254	4
* Colfax Corp.	131	4
ESCO Technologies Inc.	141	4
Lindsay Corp.	67	4
* Dycom Industries Inc.	187	4
* USG Corp.	379	4
Heartland Express Inc.	268	4
* EnPro Industries Inc.	110	4
* SYKES Enterprises Inc.	222	4
McGrath Rentcorp	129	4

* Amerco Inc.	46	4
Aircastle Ltd.	308	4
* Swift Transportation Co.	420	4
Cubic Corp.	84	4
* Astec Industries Inc.	106	4
Albany International Corp.	146	4
* Mobile Mini Inc.	195	4
American Science & Engineering Inc.	48	4
* Exponent Inc.	74	4
* 3D Systems Corp.	222	3
SkyWest Inc.	280	3
* Generac Holdings Inc.	133	3
Steelcase Inc. Class A	422	3
* Rush Enterprises Inc. Class A	172	3
Interface Inc. Class A	279	3
* Aegion Corp. Class A	210	3
* Navigant Consulting Inc.	273	3
TAL International Group Inc.	116	3
Quanex Building Products Corp.	201	3
* TrueBlue Inc.	235	3
Insperity Inc.	122	3
CIRCOR International Inc.	92	3
* Meritor Inc.	501	3
G&K Services Inc. Class A	99	3
* Higher One Holdings Inc.	163	3
Universal Forest Products Inc.	103	3
* Team Inc.	104	3
AZZ Inc.	67	3
* Interline Brands Inc.	177	3
* DigitalGlobe Inc.	187	3
* ICF International Inc.	107	3
Tredegar Corp.	127	3
* Trimas Corp.	135	3
* ACCO Brands Corp.	292	3
* Aerovironment Inc.	90	3
* Tutor Perini Corp.	165	3
Sun Hydraulics Corp.	107	3
* Wabash National Corp.	363	3
Resources Connection Inc.	245	3
* Layne Christensen Co.	103	3
Encore Wire Corp.	99	3
Arkansas Best Corp.	134	3
* Altra Holdings Inc.	142	3
John Bean Technologies Corp.	152	2
NACCO Industries Inc. Class A	31	2
* Consolidated Graphics Inc.	48	2
Gorman-Rupp Co.	81	2
* PMFG Inc.	102	2
Griffon Corp.	252	2
National Presto Industries Inc.	25	2
* Greenbrier Cos. Inc.	104	2
* Sauer-Danfoss Inc.	61	2
* GeoEye Inc.	120	2
AAON Inc.	103	2
* On Assignment Inc.	212	2
* Kforce Inc.	179	2
* Pendrell Corp.	801	2

* Gibraltar Industries Inc.	161	2
Standex International Corp.	68	2
Comfort Systems USA Inc.	208	2
Quad/Graphics Inc.	133	2
* Force Protection Inc.	379	2
Cascade Corp.	48	2
* H&E Equipment Services Inc.	163	2
Viad Corp.	111	2
Ennis Inc.	138	2
* Mistras Group Inc.	87	2
Kelly Services Inc. Class A	141	2
Heidrick & Struggles International Inc.	95	2
Primoris Services Corp.	141	2
* KAR Auction Services Inc.	152	2
Great Lakes Dredge & Dock Corp.	328	2
* Trex Co. Inc.	88	2
* Global Power Equipment Group Inc.	84	2
* Taser International Inc.	320	2
* MYR Group Inc.	108	2
Mueller Water Products Inc. Class A	823	2
* Titan Machinery Inc.	82	2
* Commercial Vehicle Group Inc.	157	2
Apogee Enterprises Inc.	165	2
* Swisher Hygiene Inc.	450	2
Douglas Dynamics Inc.	112	2
Marten Transport Ltd.	94	2
* GenCorp Inc.	310	2
* Astronics Corp.	47	2
Twin Disc Inc.	39	2
* RailAmerica Inc.	114	2
* Wesco Aircraft Holdings Inc.	120	2
US Ecology Inc.	86	2
* Hawaiian Holdings Inc.	266	2
* EnergySolutions Inc.	491	2
* Air Transport Services Group Inc.	317	2
Dynamic Materials Corp.	71	2
* Standard Parking Corp.	83	1
* M&F Worldwide Corp.	59	1
* Spirit Airlines Inc.	90	1
* Accuride Corp.	237	1
* FreightCar America Inc.	63	1
Graham Corp.	61	1
* Powell Industries Inc.	47	1
* Furmanite Corp.	208	1
* Kadant Inc.	68	1
Textainer Group Holdings Ltd.	51	1
* A123 Systems Inc.	551	1
* DXP Enterprises Inc.	44	1
* EnerNOC Inc.	135	1
Multi-Color Corp.	50	1
* CRA International Inc.	64	1
* Genco Shipping & Trading Ltd.	170	1
* Columbus McKinnon Corp.	101	1
Celadon Group Inc.	118	1
* American Railcar Industries Inc.	53	1
* CBIZ Inc.	208	1
* InnerWorkings Inc.	136	1

Miller Industries Inc.	76	1
Kimball International Inc. Class B	200	1
Houston Wire & Cable Co.	108	1
* Northwest Pipe Co.	52	1
LB Foster Co. Class A	42	1
* Dolan Co.	132	1
* Ameresco Inc. Class A	101	1
* Capstone Turbine Corp.	1,144	1
* Saia Inc.	101	1
* NCI Building Systems Inc.	126	1
* American Reprographics Co.	246	1
* Sterling Construction Co. Inc.	91	1
* Odyssey Marine Exploration Inc.	435	1
* CAI International Inc.	72	1
* Orion Marine Group Inc.	180	1
* Republic Airways Holdings Inc.	281	1
Insteel Industries Inc.	99	1
Vicor Corp.	128	1
* Cenveo Inc.	336	1
Schawk Inc. Class A	81	1
Alamo Group Inc.	34	1
Federal Signal Corp.	258	1
* RPX Corp.	64	1
* Flow International Corp.	330	1
Barrett Business Services Inc.	44	1
* Franklin Covey Co.	88	1
* Roadrunner Transportation Systems Inc.	56	1
VSE Corp.	30	1
* American Superconductor Corp.	196	1
* GP Strategies Corp.	59	1
* Casella Waste Systems Inc. Class A	120	1
Argan Inc.	52	1
SeaCube Container Leasing Ltd.	47	1
Aceto Corp.	105	1
Ampco-Pittsburgh Corp.	35	1
* Hudson Highland Group Inc.	151	1
* Patriot Transportation Holding Inc.	31	1
* Park-Ohio Holdings Corp.	36	1
* Hill International Inc.	125	1
* Kratos Defense & Security Solutions Inc.	137	1
* Zipcar Inc.	42	1
* Thermon Group Holdings Inc.	43	1
* LMI Aerospace Inc.	39	1
* Energy Recovery Inc.	224	1
Courier Corp.	57	1
Met-Pro Corp.	69	1
* Michael Baker Corp.	31	1
CDI Corp.	47	1
* Lydall Inc.	68	1
* TMS International Corp. Class A	61	1
* Pacer International Inc.	137	1
* PowerSecure International Inc.	92	1
* Quality Distribution Inc.	57	1
LSI Industries Inc.	88	1
* KEYW Holding Corp.	68	1
* Hurco Cos. Inc.	23	1
International Shipholding Corp.	29	1

* Pike Electric Corp.	79	1
American Woodmark Corp.	42	1
Preformed Line Products Co.	10	1
* Metalico Inc.	146	1
* Fuel Tech Inc.	88	1
NL Industries Inc.	37	1
* FuelCell Energy Inc.	544	1
Ducommun Inc.	41	—
* AMR Corp.	1,381	—
* NN Inc.	67	—
* AT Cross Co. Class A	36	—
* Tecumseh Products Co. Class A	75	—
* Heritage-Crystal Clean Inc.	23	—
* Excel Maritime Carriers Ltd. Class A	197	—
Intersections Inc.	35	—
* Ultrapetrol Bahamas Ltd.	128	—
* WCA Waste Corp.	67	—
* Broadwind Energy Inc.	439	—
Baltic Trading Ltd.	55	—
* Xerium Technologies Inc.	35	—
* Valence Technology Inc.	283	—
* Eagle Bulk Shipping Inc.	229	—
* TRC Cos. Inc.	50	—
* Essex Rental Corp.	86	—
* Active Power Inc.	351	—
Lawson Products Inc.	12	—
* UniTek Global Services Inc.	36	—
* Satcon Technology Corp.	229	—
* Covenant Transportation Group Inc. Class A	54	—
Universal Truckload Services Inc.	9	—
Compx International Inc.	7	—
* Omega Flex Inc.	8	—
* Coleman Cable Inc.	12	—
* Builders FirstSource Inc.	68	—
* Astronics Corp. Class B	2	—
		8,381
Information Technology (18.5%)
* Apple Inc.	4,903	1,874
International Business Machines Corp.	6,421	1,207
Microsoft Corp.	39,343	1,006
* Google Inc. Class A	1,334	800
Intel Corp.	28,110	700
Oracle Corp.	20,364	638
Cisco Systems Inc.	29,161	544
Qualcomm Inc.	8,851	485
Hewlett-Packard Co.	10,535	294
Visa Inc. Class A	2,772	269
* EMC Corp.	10,909	251
Mastercard Inc. Class A	569	213
Accenture plc Class A	3,423	198
Texas Instruments Inc.	6,157	185
* eBay Inc.	6,111	181
* Dell Inc.	8,689	137
Automatic Data Processing Inc.	2,649	135
Corning Inc.	8,323	110
* Cognizant Technology Solutions Corp. Class A	1,613	109
* Yahoo! Inc.	6,908	109

Broadcom Corp. Class A	2,842	86
Intuit Inc.	1,604	85
* Salesforce.com Inc.	710	84
Applied Materials Inc.	6,989	75
Motorola Solutions Inc.	1,595	74
* Adobe Systems Inc.	2,674	73
* NetApp Inc.	1,950	72
* Citrix Systems Inc.	997	71
* Symantec Corp.	4,006	66
Altera Corp.	1,708	64
* Juniper Networks Inc.	2,826	64
* SanDisk Corp.	1,263	62
Xerox Corp.	7,428	61
Western Union Co.	3,352	58
Analog Devices Inc.	1,589	55
* Motorola Mobility Holdings Inc.	1,383	54
* Red Hat Inc.	1,023	51
Paychex Inc.	1,713	50
* NVIDIA Corp.	3,182	50
* F5 Networks Inc.	430	49
* Teradata Corp.	895	49
Xilinx Inc.	1,408	46
* Fiserv Inc.	761	44
* VMware Inc. Class A	449	43
CA Inc.	2,034	43
Amphenol Corp. Class A	934	42
* Autodesk Inc.	1,219	42
KLA-Tencor Corp.	890	41
* Electronic Arts Inc.	1,762	41
Maxim Integrated Products Inc.	1,566	40
* Marvell Technology Group Ltd.	2,693	38
Linear Technology Corp.	1,207	37
* Western Digital Corp.	1,232	36
Microchip Technology Inc.	1,009	35
Fidelity National Information Services Inc.	1,391	34
* BMC Software Inc.	938	33
* Nuance Communications Inc.	1,263	31
Avago Technologies Ltd.	1,014	30
* ANSYS Inc.	487	30
VeriSign Inc.	893	30
* Akamai Technologies Inc.	990	29
* Trimble Navigation Ltd.	650	28
Activision Blizzard Inc.	2,245	28
* Amdocs Ltd.	985	28
* Alliance Data Systems Corp.	270	28
* Micron Technology Inc.	4,598	28
* Lam Research Corp.	660	27
* Informatica Corp.	561	25
* Equinix Inc.	249	25
* Avnet Inc.	810	24
* TIBCO Software Inc.	880	24
* VeriFone Systems Inc.	541	24
* Rackspace Hosting Inc.	546	24
Factset Research Systems Inc.	245	23
FLIR Systems Inc.	847	23
* Arrow Electronics Inc.	613	22
Harris Corp.	629	22

* Synopsys Inc.	777	22
* Atmel Corp.	2,425	22
* Riverbed Technology Inc.	814	21
Jabil Circuit Inc.	1,020	21
* MICROS Systems Inc.	430	20
Computer Sciences Corp.	822	20
* Gartner Inc.	515	20
Global Payments Inc.	424	19
* Advanced Micro Devices Inc.	3,259	19
* SAIC Inc.	1,529	18
* Netlogic Microsystems Inc.	363	18
Molex Inc.	717	18
* ON Semiconductor Corp.	2,358	18
Solera Holdings Inc.	375	18
Total System Services Inc.	859	17
* LSI Corp.	3,037	17
IAC/InterActiveCorp	403	17
* Rovi Corp.	599	17
* Skyworks Solutions Inc.	1,003	16
* Polycom Inc.	936	16
* Cadence Design Systems Inc.	1,426	16
Cypress Semiconductor Corp.	818	16
* Ariba Inc.	512	16
* Ingram Micro Inc.	854	15
* Fortinet Inc.	635	15
Jack Henry & Associates Inc.	458	15
* First Solar Inc.	316	15
Broadridge Financial Solutions Inc.	654	15
* NCR Corp.	841	15
* Cree Inc.	581	14
Lexmark International Inc. Class A	420	14
* Brocade Communications Systems Inc.	2,505	13
* Teradyne Inc.	983	13
* JDS Uniphase Corp.	1,202	13
* NeuStar Inc. Class A	390	13
* Parametric Technology Corp.	631	13
* Novellus Systems Inc.	370	13
National Instruments Corp.	482	13
* CommVault Systems Inc.	234	12
* WebMD Health Corp.	313	11
ADTRAN Inc.	343	11
* Tech Data Corp.	230	11
* SuccessFactors Inc.	442	11
* Concur Technologies Inc.	237	11
* Zebra Technologies Corp.	289	11
* Wright Express Corp.	205	11
InterDigital Inc.	241	11
Diebold Inc.	346	10
* Genpact Ltd.	668	10
* QLIK Technologies Inc.	373	10
* Silicon Laboratories Inc.	236	10
* SolarWinds Inc.	302	10
* Aruba Networks Inc.	453	10
* Compuware Corp.	1,157	10
* Acme Packet Inc.	283	9
* Anixter International Inc.	153	9
* Dolby Laboratories Inc. Class A	281	9

* RF Micro Devices Inc.	1,464	9
* Ultimate Software Group Inc.	137	9
* Viasat Inc.	192	9
* Hittite Microwave Corp.	166	9
DST Systems Inc.	186	9
Plantronics Inc.	255	9
* Finisar Corp.	475	9
* Fairchild Semiconductor International Inc. Class A	676	9
Lender Processing Services Inc.	458	9
* Cavium Inc.	256	8
* QLogic Corp.	555	8
* FEI Co.	205	8
* Microsemi Corp.	458	8
* AOL Inc.	567	8
* Semtech Corp.	346	8
* Aspen Technology Inc.	449	8
* Universal Display Corp.	204	8
* CACI International Inc. Class A	140	8
Cognex Corp.	220	8
* International Rectifier Corp.	370	8
Fair Isaac Corp.	211	8
MAXIMUS Inc.	184	8
Tellabs Inc.	1,926	8
* Itron Inc.	215	8
* Vishay Intertechnology Inc.	765	8
MKS Instruments Inc.	278	7
* Netgear Inc.	194	7
* Progress Software Corp.	356	7
* Cymer Inc.	162	7
* Convergys Corp.	558	7
Sapient Corp.	578	7
* JDA Software Group Inc.	225	7
Intersil Corp. Class A	666	7
* Taleo Corp. Class A	218	7
* Arris Group Inc.	656	7
* VistaPrint NV	213	7
Blackbaud Inc.	236	7
* PMC - Sierra Inc.	1,238	7
* CoreLogic Inc.	513	7
* Coherent Inc.	132	7
j2 Global Communications Inc.	244	7
* Mentor Graphics Corp.	510	7
* ValueClick Inc.	417	6
* TiVo Inc.	632	6
* Cardtronics Inc.	229	6
* Ciena Corp.	503	6
* Entegris Inc.	712	6
* Quest Software Inc.	324	6
* NetSuite Inc.	144	6
* Cirrus Logic Inc.	351	6
* DealerTrack Holdings Inc.	218	6
Littelfuse Inc.	120	6
* IPG Photonics Corp.	146	6
* RightNow Technologies Inc.	130	6
* Synaptics Inc.	170	6
* Unisys Corp.	228	6
* Tyler Technologies Inc.	170	5

* Take-Two Interactive Software Inc.	389	5
Power Integrations Inc.	153	5
* Veeco Instruments Inc.	216	5
* Acxiom Corp.	430	5
* ACI Worldwide Inc.	177	5
* Cabot Microelectronics Corp.	125	5
* MicroStrategy Inc. Class A	42	5
* GT Advanced Technologies Inc.	666	5
* Plexus Corp.	188	5
* MEMC Electronic Materials Inc.	1,222	5
* Scansource Inc.	143	5
* Monster Worldwide Inc.	686	5
* Sourcefire Inc.	150	5
* Euronet Worldwide Inc.	271	5
* Manhattan Associates Inc.	108	5
* OSI Systems Inc.	101	5
* Tessera Technologies Inc.	271	5
* Advent Software Inc.	174	5
* LogMeIn Inc.	108	5
Heartland Payment Systems Inc.	204	5
* Integrated Device Technology Inc.	785	5
* Benchmark Electronics Inc.	322	4
* EchoStar Corp. Class A	202	4
NIC Inc.	339	4
* OpenTable Inc.	124	4
* Lattice Semiconductor Corp.	625	4
* VirnetX Holding Corp.	216	4
* Bottomline Technologies Inc.	190	4
* FARO Technologies Inc.	87	4
* BroadSoft Inc.	120	4
* Synchronoss Technologies Inc.	140	4
* Blue Coat Systems Inc.	231	4
Mantech International Corp. Class A	123	4
* Rambus Inc.	520	4
* SunPower Corp. Class A	525	4
* RealPage Inc.	161	4
* Ancestry.com Inc.	168	4
Syntel Inc.	82	4
* SYNNEX Corp.	133	4
* Websense Inc.	212	4
* Diodes Inc.	187	4
* Infinera Corp.	554	4
* TriQuint Semiconductor Inc.	870	4
Comtech Telecommunications Corp.	125	4
* Emulex Corp.	465	4
Earthlink Inc.	583	4
* Electronics for Imaging Inc.	248	4
* Rofin-Sinar Technologies Inc.	151	4
* Insight Enterprises Inc.	248	4
* Sanmina-SCI Corp.	427	4
* Brightpoint Inc.	361	4
* Loral Space & Communications Inc.	58	4
* Tekelec	327	4
* Ceva Inc.	123	4
* Kenexa Corp.	141	4
* LivePerson Inc.	279	4
* Netscout Systems Inc.	198	4

* ATMI Inc.	168	4
* Kulicke & Soffa Industries Inc.	381	3
* Stratasys Inc.	112	3
* Constant Contact Inc.	156	3
* Rogers Corp.	85	3
* Liquidity Services Inc.	99	3
* comScore Inc.	169	3
* Digital River Inc.	210	3
Brooks Automation Inc.	351	3
MTS Systems Corp.	83	3
AVX Corp.	256	3
* Omnivision Technologies Inc.	307	3
Ebix Inc.	153	3
* Harmonic Inc.	609	3
* Quantum Corp.	1,193	3
* Verint Systems Inc.	113	3
* Volterra Semiconductor Corp.	130	3
* LinkedIn Corp. Class A	48	3
* Ultratech Inc.	134	3
* TTM Technologies Inc.	276	3
* Standard Microsystems Corp.	121	3
Park Electrochemical Corp.	110	3
* Fusion-io Inc.	89	3
* Sonus Networks Inc.	1,117	3
* Freescale Semiconductor Holdings I Ltd.	230	3
* Monotype Imaging Holdings Inc.	190	3
Micrel Inc.	267	3
* CSG Systems International Inc.	183	3
* S1 Corp.	283	3
OPNET	76	3
Black Box Corp.	95	3
* Newport Corp.	206	3
* DTS Inc.	92	3
* TNS Inc.	135	3
iGate Corp.	168	3
* Checkpoint Systems Inc.	213	3
Pegasystems Inc.	88	3
Forrester Research Inc.	78	3
* Maxwell Technologies Inc.	148	3
* Applied Micro Circuits Corp.	336	3
Badger Meter Inc.	80	3
* Amkor Technology Inc.	559	3
United Online Inc.	469	2
* Silicon Graphics International Corp.	164	2
* TeleTech Holdings Inc.	135	2
* Spansion Inc. Class A	272	2
* Entropic Communications Inc.	469	2
* Intermec Inc.	315	2
* Advanced Energy Industries Inc.	231	2
* ExlService Holdings Inc.	86	2
* Measurement Specialties Inc.	79	2
Xyratex Ltd.	166	2
* Ixia	204	2
* FleetCor Technologies Inc.	79	2
EPIQ Systems Inc.	166	2
* Bankrate Inc.	122	2
* Mercury Computer Systems Inc.	160	2

* SS&C Technologies Holdings Inc.	133	2
* Accelrys Inc.	294	2
* RealD Inc.	218	2
Sycamore Networks Inc.	105	2
* Silicon Image Inc.	421	2
* InfoSpace Inc.	211	2
* Magma Design Automation Inc.	353	2
* Monolithic Power Systems Inc.	167	2
* Vocus Inc.	94	2
* Dice Holdings Inc.	256	2
* STEC Inc.	217	2
* PROS Holdings Inc.	121	2
* Super Micro Computer Inc.	142	2
* Kemet Corp.	233	2
* Oplink Communications Inc.	116	2
* OCZ Technology Group Inc.	272	2
* Nanometrics Inc.	114	2
Methode Electronics Inc.	206	2
Daktronics Inc.	194	2
* Photronics Inc.	311	2
* Calix Inc.	199	2
CTS Corp.	205	2
* Booz Allen Hamilton Holding Corp.	123	2
* Globecomm Systems Inc.	125	2
* Global Cash Access Holdings Inc.	380	2
* Interactive Intelligence Group	76	2
* STR Holdings Inc.	185	2
* LTX-Credence Corp.	274	2
* Internap Network Services Corp.	317	2
* ShoreTel Inc.	271	2
* Formfactor Inc.	275	2
* KIT Digital Inc.	181	2
* Web.com Group Inc.	156	2
* Power-One Inc.	377	2
* Electro Scientific Industries Inc.	119	2
Keynote Systems Inc.	85	2
* Fabrinet	108	2
* NVE Corp.	26	2
* MIPS Technologies Inc. Class A	317	2
* GSI Group Inc.	137	2
* IXYS Corp.	128	1
* Digi International Inc.	134	1
Cass Information Systems Inc.	38	1
* Zygo Corp.	90	1
* Extreme Networks	486	1
* QuinStreet Inc.	155	1
* Advanced Analogic Technologies Inc.	249	1
* CIBER Inc.	343	1
* Avid Technology Inc.	178	1
Stamps.com Inc.	51	1
Electro Rent Corp.	84	1
* Exar Corp.	216	1
* Integrated Silicon Solution Inc.	144	1
* Anaren Inc.	80	1
* LoopNet Inc.	73	1
* Kopin Corp.	373	1
* Virtusa Corp.	82	1

* Symmetricom Inc.	248	1
* Envestnet Inc.	121	1
* Procera Networks Inc.	78	1
* Cray Inc.	203	1
* Supertex Inc.	66	1
Bel Fuse Inc. Class B	66	1
* Rudolph Technologies Inc.	153	1
* Pericom Semiconductor Corp.	154	1
ModusLink Global Solutions Inc.	268	1
* Move Inc.	178	1
* Cornerstone OnDemand Inc.	71	1
* Perficient Inc.	131	1
* Intevac Inc.	148	1
Cohu Inc.	108	1
* DemandTec Inc.	143	1
* Wave Systems Corp. Class A	478	1
* Computer Task Group Inc.	82	1
* Limelight Networks Inc.	347	1
* Rubicon Technology Inc.	112	1
* Imation Corp.	180	1
* Zix Corp.	383	1
* XO Group Inc.	140	1
* Actuate Corp.	156	1
* Sigma Designs Inc.	145	1
* Immersion Corp.	164	1
* Inphi Corp.	91	1
* Anadigics Inc.	436	1
RealNetworks Inc.	127	1
* VASCO Data Security International Inc.	111	1
* TeleNav Inc.	110	1
* Saba Software Inc.	127	1
* Seachange International Inc.	107	1
* SPS Commerce Inc.	35	1
* Aeroflex Holding Corp.	82	1
American Software Inc. Class A	93	1
* Echelon Corp.	157	1
* Deltek Inc.	94	1
* MoneyGram International Inc.	44	1
* Multi-Fineline Electronix Inc.	36	1
* ePlus Inc.	27	1
* X-Rite Inc.	155	1
* Echo Global Logistics Inc.	46	1
* PDF Solutions Inc.	114	1
* SciQuest Inc.	48	1
* Agilysys Inc.	86	1
* Oclaro Inc.	220	1
Richardson Electronics Ltd.	55	1
DDi Corp.	75	1
* Digimarc Corp.	26	1
* Vishay Precision Group Inc.	47	1
* Openwave Systems Inc.	395	1
* IntraLinks Holdings Inc.	122	1
* Mindspeed Technologies Inc.	123	1
* AXT Inc.	150	1
* Convio Inc.	61	1
* Travelzoo Inc.	22	1
* LeCroy Corp.	68	1

* Tangoe Inc.	45	1
* PLX Technology Inc.	192	1
Rimage Corp.	52	1
* Callidus Software Inc.	114	1
* DSP Group Inc.	99	1
Marchex Inc. Class B	84	1
* ServiceSource International Inc.	43	1
* ORBCOMM Inc.	173	1
* Glu Mobile Inc.	183	1
* Active Network Inc.	44	1
* Hackett Group Inc.	137	1
* Carbonite Inc.	42	1
* Lionbridge Technologies Inc.	227	1
* GSI Technology Inc.	103	1
* FalconStor Software Inc.	176	1
* Alpha & Omega Semiconductor Ltd.	57	1
* Axcelis Technologies Inc.	373	—
* FSI International Inc.	180	—
Pulse Electronics Corp.	148	—
* Westell Technologies Inc. Class A	195	—
* Ultra Clean Holdings	74	—
* KVH Industries Inc.	53	—
* Novatel Wireless Inc.	126	—
* PRGX Global Inc.	67	—
* Zillow Inc.	18	—
* TeleCommunication Systems Inc. Class A	144	—
Communications Systems Inc.	28	—
* NCI Inc. Class A	31	—
* Amtech Systems Inc.	41	—
* Identive Group Inc.	178	—
* Rosetta Stone Inc.	49	—
* THQ Inc.	199	—
* Dynamics Research Corp.	34	—
* Emcore Corp.	332	—
* support.com Inc.	153	—
* Dot Hill Systems Corp.	234	—
* Powerwave Technologies Inc.	134	—
* Guidance Software Inc.	50	—
* Numerex Corp. Class A	37	—
* MoSys Inc.	94	—
* Aviat Networks Inc.	165	—
* Opnext Inc.	265	—
* Ellie Mae Inc.	51	—
* Responsys Inc.	32	—
* Radisys Corp.	60	—
* Microvision Inc.	564	—
* eMagin Corp.	60	—
* Motricity Inc.	181	—
PC Connection Inc.	24	—
QAD Inc. Class A	22	—
* NeoPhotonics Corp.	47	—
* Viasystems Group Inc.	12	—
* MaxLinear Inc.	37	—
* Demand Media Inc.	25	—
* Quepasa Corp.	39	—
* TechTarget Inc.	29	—
* SRS Labs Inc.	23	—

* Smith Micro Software Inc.	134	—
* Stream Global Services Inc.	34	—
* Meru Networks Inc.	21	—
* Dialogic Inc.	38	—
* FriendFinder Networks Inc.	42	—
		13,767
Materials (4.1%)
EI du Pont de Nemours & Co.	4,923	235
Monsanto Co.	2,842	209
Freeport-McMoRan Copper & Gold Inc.	5,023	199
Newmont Mining Corp.	2,579	178
Dow Chemical Co.	6,233	173
Praxair Inc.	1,609	164
Air Products & Chemicals Inc.	1,124	94
Mosaic Co.	1,461	77
Ecolab Inc.	1,322	75
PPG Industries Inc.	839	74
Nucor Corp.	1,676	66
International Paper Co.	2,318	66
Alcoa Inc.	5,640	57
LyondellBasell Industries NV Class A	1,660	54
CF Industries Holdings Inc.	379	53
Cliffs Natural Resources Inc.	774	53
Sigma-Aldrich Corp.	646	42
Sherwin-Williams Co.	476	41
Celanese Corp. Class A	828	39
Airgas Inc.	416	32
FMC Corp.	380	32
Ball Corp.	890	31
Eastman Chemical Co.	754	30
Allegheny Technologies Inc.	563	28
Southern Copper Corp.	901	28
MeadWestvaco Corp.	899	27
* Crown Holdings Inc.	827	27
Albemarle Corp.	486	27
Walter Energy Inc.	330	24
Royal Gold Inc.	288	23
Ashland Inc.	419	23
International Flavors & Fragrances Inc.	426	23
Vulcan Materials Co.	684	22
Rock-Tenn Co. Class A	368	21
Nalco Holding Co.	549	21
United States Steel Corp.	762	21
Reliance Steel & Aluminum Co.	396	19
Martin Marietta Materials Inc.	242	19
Valspar Corp.	508	19
Temple-Inland Inc.	574	18
Aptargroup Inc.	357	18
Sealed Air Corp.	1,017	18
Sonoco Products Co.	528	17
Domtar Corp.	218	17
* Owens-Illinois Inc.	870	17
* Allied Nevada Gold Corp.	473	17
Bemis Co. Inc.	558	16
RPM International Inc.	692	16
* WR Grace & Co.	389	16
* Rockwood Holdings Inc.	363	16

Steel Dynamics Inc.	1,157	15
Packaging Corp. of America	540	14
* Coeur d'Alene Mines Corp.	475	14
Compass Minerals International Inc.	174	13
Carpenter Technology Corp.	234	13
Cytec Industries Inc.	260	12
Cabot Corp.	348	12
Huntsman Corp.	1,023	11
Scotts Miracle-Gro Co. Class A	241	11
* Solutia Inc.	648	10
Silgan Holdings Inc.	262	10
* Molycorp Inc.	297	10
Sensient Technologies Corp.	265	10
NewMarket Corp.	48	10
Greif Inc. Class A	203	9
Hecla Mining Co.	1,481	9
Commercial Metals Co.	612	9
Olin Corp.	422	8
Titanium Metals Corp.	453	7
Buckeye Technologies Inc.	212	7
* Intrepid Potash Inc.	277	6
Balchem Corp.	153	6
Schweitzer-Mauduit International Inc.	86	6
HB Fuller Co.	262	6
* Stillwater Mining Co.	547	6
* Chemtura Corp.	510	6
Innophos Holdings Inc.	115	6
* Thompson Creek Metals Co. Inc.	810	6
Minerals Technologies Inc.	97	6
* Louisiana-Pacific Corp.	701	6
Schnitzer Steel Industries Inc.	118	5
Eagle Materials Inc.	236	5
Worthington Industries Inc.	305	5
PolyOne Corp.	496	5
Globe Specialty Metals Inc.	334	5
AK Steel Holding Corp.	585	5
Westlake Chemical Corp.	106	4
* Calgon Carbon Corp.	299	4
* RTI International Metals Inc.	160	4
* Clearwater Paper Corp.	123	4
AMCOL International Corp.	129	4
Kaiser Aluminum Corp.	87	4
Haynes International Inc.	65	4
* Graphic Packaging Holding Co.	848	4
* OM Group Inc.	164	4
* Innospec Inc.	126	4
Deltic Timber Corp.	57	4
Koppers Holdings Inc.	110	4
PH Glatfelter Co.	245	4
* Kraton Performance Polymers Inc.	169	4
Stepan Co.	43	4
* Georgia Gulf Corp.	180	3
* KapStone Paper and Packaging Corp.	206	3
A Schulman Inc.	163	3
Boise Inc.	553	3
* Jaguar Mining Inc.	447	3
Texas Industries Inc.	121	3

* LSB Industries Inc.	98	3
Gold Resource Corp.	150	3
* Golden Star Resources Ltd.	1,368	3
* Materion Corp.	109	3
* Ferro Corp.	459	3
Quaker Chemical Corp.	68	3
* Century Aluminum Co.	273	3
* Flotek Industries Inc.	264	2
* US Gold Corp.	559	2
Kronos Worldwide Inc.	115	2
* Horsehead Holding Corp.	231	2
Wausau Paper Corp.	277	2
Myers Industries Inc.	168	2
Zep Inc.	128	2
* Paramount Gold and Silver Corp.	666	2
* TPC Group Inc.	70	2
Hawkins Inc.	41	2
American Vanguard Corp.	119	2
Neenah Paper Inc.	79	1
FutureFuel Corp.	116	1
* AM Castle & Co.	99	1
* Universal Stainless & Alloy	33	1
* Midway Gold Corp.	525	1
Olympic Steel Inc.	49	1
* Omnova Solutions Inc.	254	1
* Golden Minerals Co.	159	1
* Vista Gold Corp.	299	1
* Zoltek Cos. Inc.	122	1
* Headwaters Inc.	385	1
* General Moly Inc.	294	1
* United States Lime & Minerals Inc.	16	1
Noranda Aluminum Holding Corp.	98	1
* Landec Corp.	115	1
* SunCoke Energy Inc.	53	1
* AEP Industries Inc.	24	1
KMG Chemicals Inc.	37	1
* Metals USA Holdings Corp.	49	1
* Spartech Corp.	121	1
* Revett Minerals Inc.	103	1
* Senomyx Inc.	132	1
Chase Corp.	24	—
* Handy & Harman Ltd.	23	—
* US Energy Corp. Wyoming	90	—
* Verso Paper Corp.	79	—
		3,079
Telecommunication Services (2.8%)
AT&T Inc.	31,397	910
Verizon Communications Inc.	14,999	566
* American Tower Corp. Class A	2,103	124
CenturyLink Inc.	3,243	122
* Crown Castle International Corp.	1,540	65
* Sprint Nextel Corp.	15,861	43
Windstream Corp.	2,704	32
Frontier Communications Corp.	5,277	30
* SBA Communications Corp. Class A	601	25
* NII Holdings Inc.	902	21
* Level 3 Communications Inc.	776	16

* tw telecom inc Class A	799	15
Telephone & Data Systems Inc.	480	13
* MetroPCS Communications Inc.	1,472	12
AboveNet Inc.	123	7
* Cogent Communications Group Inc.	244	4
* PAETEC Holding Corp.	665	4
* United States Cellular Corp.	77	3
* Cincinnati Bell Inc.	1,056	3
* Leap Wireless International Inc.	327	3
Consolidated Communications Holdings Inc.	138	3
* Premiere Global Services Inc.	289	2
* General Communication Inc. Class A	220	2
Atlantic Tele-Network Inc.	53	2
* Vonage Holdings Corp.	759	2
* Neutral Tandem Inc.	166	2
USA Mobility Inc.	126	2
* Iridium Communications Inc.	241	2
Shenandoah Telecommunications Co.	142	2
* Lumos Networks Corp.	107	2
* NTELOS Holdings Corp.	71	1
Alaska Communications Systems Group Inc.	277	1
* Clearwire Corp. Class A	813	1
* 8x8 Inc.	391	1
IDT Corp. Class B	87	1
* Cbeyond Inc.	115	1
SureWest Communications	48	1
HickoryTech Corp.	50	1
* inContact Inc.	116	1
* Fairpoint Communications Inc.	80	—
* Towerstream Corp.	138	—
* Boingo Wireless Inc.	29	—
* Globalstar Inc.	148	—
		2,048
Utilities (3.8%)
Southern Co.	4,502	198
Dominion Resources Inc.	3,053	158
Exelon Corp.	3,512	156
Duke Energy Corp.	7,058	147
NextEra Energy Inc.	2,237	124
American Electric Power Co. Inc.	2,554	101
FirstEnergy Corp.	2,217	99
Consolidated Edison Inc.	1,551	92
PPL Corp.	3,060	92
Public Service Enterprise Group Inc.	2,682	88
Progress Energy Inc.	1,561	85
PG&E Corp.	2,110	82
Edison International	1,728	68
Sempra Energy	1,269	67
Xcel Energy Inc.	2,567	67
Entergy Corp.	944	66
ONEOK Inc.	568	47
DTE Energy Co.	897	47
CenterPoint Energy Inc.	2,256	45
Ameren Corp.	1,278	43
* AES Corp.	3,483	42
Wisconsin Energy Corp.	1,240	41
Constellation Energy Group Inc.	988	40

NiSource Inc.	1,483	34
Northeast Utilities	937	32
American Water Works Co. Inc.	930	29
CMS Energy Corp.	1,338	28
* Calpine Corp.	1,861	28
OGE Energy Corp.	519	27
Pinnacle West Capital Corp.	578	27
SCANA Corp.	611	27
National Fuel Gas Co.	438	25
* NRG Energy Inc.	1,278	25
NSTAR	549	25
Alliant Energy Corp.	588	25
Pepco Holdings Inc.	1,197	24
MDU Resources Group Inc.	1,001	21
TECO Energy Inc.	1,139	21
Integrys Energy Group Inc.	415	21
ITC Holdings Corp.	270	20
NV Energy Inc.	1,251	19
Questar Corp.	941	18
UGI Corp.	592	18
AGL Resources Inc.	415	17
Westar Energy Inc.	603	17
Atmos Energy Corp.	479	16
Aqua America Inc.	733	16
Great Plains Energy Inc.	721	15
Nicor Inc.	242	14
Hawaiian Electric Industries Inc.	505	13
Vectren Corp.	433	13
Piedmont Natural Gas Co. Inc.	380	12
Cleco Corp.	323	12
WGL Holdings Inc.	271	12
* GenOn Energy Inc.	4,090	11
IDACORP Inc.	262	11
New Jersey Resources Corp.	220	10
Portland General Electric Co.	399	10
Southwest Gas Corp.	244	10
UIL Holdings Corp.	268	9
South Jersey Industries Inc.	159	9
PNM Resources Inc.	460	9
El Paso Electric Co.	224	8
Avista Corp.	305	8
Unisource Energy Corp.	195	7
Black Hills Corp.	209	7
Allete Inc.	169	7
NorthWestern Corp.	192	7
Northwest Natural Gas Co.	141	7
Atlantic Power Corp.	433	6
MGE Energy Inc.	123	5
Laclede Group Inc.	119	5
CH Energy Group Inc.	83	5
Empire District Electric Co.	222	5
Otter Tail Corp.	191	4
California Water Service Group	222	4
American States Water Co.	99	3
Central Vermont Public Service Corp.	71	2
Chesapeake Utilities Corp.	51	2
SJW Corp.	80	2

	Ormat Technologies Inc.			100	2
*	Dynegy Inc. Class A			577	2
	Unitil Corp.			58	2
	Middlesex Water Co.			83	2
	Connecticut Water Service Inc.			45	1
	York Water Co.			67	1
	Artesian Resources Corp. Class A			35	1
	Consolidated Water Co. Ltd.			76	1
	Pennichuck Corp.			20	1
*	Cadiz Inc.			60	1
*	Genie Energy Ltd. Class B			46	—
					2,833
Total Common Stocks (Cost $74,561)					73,966
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.135%		192,741	193

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
[3,4] Freddie Mac Discount Notes		0.080%	12/1/11	100	100
3	Freddie Mac Discount Notes	0.050%	4/24/12	200	200
					300
Total Temporary Cash Investments (Cost $493)					493
Total Investments (100.1%) (Cost $75,054)					74,459
Other Assets and Liabilities-Net (-0.1%)					(51)
Net Assets (100%)					74,408
	Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Russell 3000 Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2011	5	312	7
E-mini Russell 2000 Index	December 2011	1	73	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 3000 Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	73,966	—	—
Temporary Cash Investments	193	300	—
Futures Contracts—Assets[1]	16	—	—
Total	74,175	300	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2011, the cost of investment securities for tax purposes was $75,054,000. Net unrealized depreciation of investment securities for tax purposes was $595,000, consisting of unrealized gains of $2,821,000 on securities that had risen in value since their purchase and $3,416,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.